                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21038
                                                      ---------

                          MLIG Variable Insurance Trust
                          -----------------------------
               (Exact name of registrant as specified in charter)

                 1300 Merrill Lynch Drive, Pennington, NJ 08534
                 ----------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Barry G. Skolnick
                            1300 Merrill Lynch Drive
                              Pennington, NJ 08534
                              --------------------
                     (Name and Address of Agent for Service)

Registrant's telephone number, including area code: 609-274-5390
                                                    ------------

Date of fiscal year end: December 31

Date of reporting period: January 1, 2005 to December 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

================================================================================

     MLIG VARIABLE
     INSURANCE TRUST


     Roszel/Lord Abbett Large Cap Value Portfolio

     Roszel/Levin Large Cap Value Portfolio

     Roszel/MLIM Relative Value Portfolio

     Roszel/Fayez Sarofim Large Cap Core Portfolio

     Roszel/Alliance Large Cap Core Portfolio

     Roszel/Loomis Sayles Large Cap Growth Portfolio

     Roszel/Rittenhouse Large Cap Growth Portfolio

     Roszel/Marsico Large Cap Growth Portfolio

     Roszel/Kayne Anderson Rudnick Small-Mid Cap Value Portfolio

     Roszel/Franklin Mid Cap Growth Portfolio

     Roszel/NWQ Small Cap Value Portfolio

     Roszel/Delaware Small-Mid Cap Growth Portfolio

     Roszel/Lazard International Portfolio

     Roszel/William Blair International Portfolio

     Roszel/Lord Abbett Government Securities Portfolio

     Roszel/MLIM Fixed-Income Portfolio

                                                                   Annual Report
                                                               December 31, 2005

================================================================================
To Our Shareholders:

2005 offered a generally positive, if unspectacular, market environment to the managers of the Portfolios of the MLIG Variable Insurance Trust. Stocks posted a third consecutive annual advance, following the sharp decline that ended in 2002, and bonds showed positive returns in the face of repeated increases in the target rate for Fed Funds and corresponding increases in other short-term rates. Neither stock nor bond returns were as strong as investors enjoyed in 2003 or 2004.

The S&P 500 Index (S&P) returned 4.9%. Things did not look very favorable in April, when we were seeing the market's lows, with the S&P down 6% for the year, but stocks rallied, slumped and rallied again strongly in the fourth quarter. All broad market indexes finished the year in positive territory, but returns were not evenly distributed. Only energy, driven by record oil prices, and utilities produced better than average returns. All other sectors trailed the broad market.

Within this overall advance, certain market segments, notably smaller companies and value stocks, continue to be favored. As we have seen for most of this three-year advance, stocks of larger companies continued to lag the performance of the overall U.S. market. The Russell 3000 Index, a good measure of the overall U.S. market, was up 6.1% for the year, while the Russell Top 200 (the largest 200 companies of the 3000) only gained 3.8%. The smallest stocks failed to advance as robustly as in 2003-2004, with the Russell 2000 Index (the 2,000 smallest companies of the 3000) gaining 4.6%. Midcap stocks, however, were the favorites in 2005. The Russell Midcap Index (consisting of the next 800 of the 3000) jumped 12.7%. Value stocks (stocks of those companies trading at a lower multiple of the companies' earnings or book values) have led the market advance for several years. The trend continued in 2005, though it was less marked, with the Russell 3000 Value Index gaining 6.9% and the Russell 3000 Growth Index up 5.2%.

Foreign stocks continued to outperform their U.S. counterparts in 2005, as they had for the prior three years. The MSCI EAFE Index moved ahead 14.0%. After years of subpar performance, Japan was the strongest major market, with MSCI Japan Index advancing 25.6%.

Fixed income returns, in 2005, were positive but lackluster, as the negative price impact of U.S. interest rate increases offset some coupon income. The Merrill Lynch U.S. Domestic Master Bond Index, a proxy for the overall U.S. bond market, returned 2.6%. Long term (10-year) U.S. government bond rates moved up from 4.2% to 4.4%. Some interim swings brought rates as low as 3.9% and as high as 4.7%. Nonetheless, strong demand for longer maturity U.S. government bonds, particularly from China and other trading partners (as a way to recycle trade flows), has kept rates remarkably stable.

Returns from most long-term bond market sectors fell into a narrow range of 2.0% to 2.7%, with investment grade corporate bonds the worst and high yield corporate bonds the best. Though high yield offered a slight total return advantage, widening credit spreads hurt prices and offset most of their yield advantage. Treasury bills actually produced the strongest fixed income return at 3.4%.

Questions and concerns for 2006 center on the sustainability and pace of growth in the economy and corporate earnings. Both have been slowing modestly but have been persistently positive, despite the energy price shock, Hurricane Katrina and ongoing conflict in Iraq.

Roszel Advisors engages in the ongoing review and evaluation of the Trust's sub-advisors, who in turn handle the day-to-day investment of each Portfolio. Roszel Advisors sometimes considers it necessary to change a sub-advisor, when we think doing so may help achieve better performance with appropriate risk levels for our shareholders. On May 1, 2005, Kayne Anderson Rudnick Investment Management began running the Portfolio formerly managed by Valenzuela Capital Partners. Changes to the Valenzuela portfolio management team and the performance of the Portfolio were the principal causes. On May 1, 2005, Franklin Portfolio Advisors took over the mid cap growth Portfolio that had been managed by Seneca Capital Management. Portfolio performance was the primary motivation for that change. On July 1, 2005, Alliance Capital Management replaced INVESCO-National Asset Management Group as the sub-advisor on its Portfolio. Changes to INVESCO's management team were the principal reason. On July 1, 2005, Marsico Capital Management replaced Seneca as the sub-advisor on its large cap growth Portfolio. Performance issues were the cause of the change. On July 1, 2005, Loomis Sayles & Co. took over the Portfolio managed by Nicholas-Applegate Capital Management. Performance concerns and changes to the investment team were the causes for the change. The names of these portfolios have been changed to reflect the new management arrangements.

================================================================================
On the following pages you will find information from each of the MLIG Variable Insurance Trust's portfolio managers, discussing their experience with 2005 and the factors that shaped the performance of each Portfolio.

Roszel Advisors, LLC.                     MLIG Variable Insurance Trust

/s/ John R. Manetta                       /s/ Michael P. Cogswell

John R. Manetta                           Michael P. Cogswell
President and Chief Investment Officer    President

----------
     THE VIEWS EXPRESSED IN THE "PORTFOLIO MANAGER'S COMMENTARY" FOR EACH PORTFOLIO OF THE TRUST ARE THOSE OF THE PORTFOLIO'S SUB-ADVISOR AND ARE NOT NECESSARILY THE OPINIONS OF ROSZEL ADVISORS, LLC OR THE SUB-ADVISOR OF ANY OTHER PORTFOLIO OF THE TRUST. THE VIEWS AND PORTFOLIO HOLDINGS ARE AS OF DECEMBER 31, 2005, AND MAY HAVE CHANGED SINCE THAT DATE.

     IN ADDITION TO HISTORICAL INFORMATION, THE PORTFOLIO MANAGER'S COMMENTARY FOR A PORTFOLIO MAY INCLUDE FORWARD-LOOKING STATEMENTS. THESE STATEMENTS MAY DISCUSS THE IMPACT OF DOMESTIC AND FOREIGN MARKETS, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS, AND GOVERNMENTAL REGULATIONS OF THE PORTFOLIO AND ITS HOLDINGS. SUCH STATEMENTS ARE SUBJECT TO UNCERTAINTY AND THE IMPACT ON A PORTFOLIO MAY BE MATERIALLY DIFFERENT FROM WHAT IS DESCRIBED HEREIN. THE SUB-ADVISOR OF A PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE THESE STATEMENTS.

     INVESTMENT IN A PORTFOLIO OF THE TRUST IS SUBJECT TO INVESTMENT RISK, INCLUDING LOSS OF PRINCIPAL. FOR A DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH A PARTICULAR PORTFOLIO, PLEASE REFER TO THE PROSPECTUS FOR THE TRUST.

================================================================================
TABLE OF CONTENTS
--------------------------------------------------------------------------------

PORTFOLIO EXPENSES, PORTFOLIO MANAGER'S COMMENTARY, PERFORMANCE
  INFORMATION, PORTFOLIO SUMMARY AND SCHEDULE OF INVESTMENTS:

  Notes to Performance Information .......................................     4

  About Your Portfolio's Expenses ........................................     5

  Roszel/Lord Abbett Large Cap Value Portfolio ...........................     7
  Roszel/Levin Large Cap Value Portfolio .................................    11
  Roszel/MLIM Relative Value Portfolio ...................................    15
  Roszel/Fayez Sarofim Large Cap Core Portfolio ..........................    20
  Roszel/Alliance Large Cap Core Portfolio ...............................    24
  Roszel/Loomis Sayles Large Cap Growth Portfolio ........................    29
  Roszel/Rittenhouse Large Cap Growth Portfolio ..........................    34
  Roszel/Marsico Large Cap Growth Portfolio ..............................    38
  Roszel/Kayne Anderson Rudnick Small-Mid Cap Value Portfolio ............    43
  Roszel/Franklin Mid Cap Growth Portfolio ...............................    47
  Roszel/NWQ Small Cap Value Portfolio ...................................    52
  Roszel/Delaware Small-Mid Cap Growth Portfolio .........................    56
  Roszel/Lazard International Portfolio ..................................    60
  Roszel/William Blair International Portfolio ...........................    63
  Roszel/Lord Abbett Government Securities Portfolio .....................    66
  Roszel/MLIM Fixed-Income Portfolio .....................................    69

STATEMENTS OF ASSETS AND LIABILITIES .....................................    73

STATEMENTS OF OPERATIONS .................................................    77

STATEMENTS OF CHANGES IN NET ASSETS ......................................    81

STATEMENT OF CASH FLOWS ..................................................    89

FINANCIAL HIGHLIGHTS .....................................................    90

NOTES TO FINANCIAL STATEMENTS ............................................    99

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ..................   107

TRUST MANAGEMENT .........................................................   108

FEDERAL TAX INFORMATION (UNAUDITED) ......................................   113

================================================================================
MLIG VARIABLE INSURANCE TRUST
NOTES TO PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

Performance information for each Portfolio of the MLIG Variable Insurance Trust as shown on the following pages, compares each Portfolio's performance to that of one or more broad-based securities indexes. The indexes are unmanaged, not subject to fees and expenses associated with actively-managed mutual funds and not available for direct investment. "Total Returns Based on a $10,000 Investment" assumes a hypothetical $10,000 initial investment in the Portfolio and reflects all Portfolio expenses. Total returns are based on changes in net asset values for the periods shown, and assumes reinvestment of all dividends and capital gains distributions (if any) for each Portfolio at net asset value on the ex-dividend date. Total returns include the effect of expense reductions resulting from advisory fee waivers, expense reimbursements in excess of expense limitations and commission recapture agreements, if any (see Notes to Financial Statements). Total returns would have been lower without expense reductions. Total returns do not include insurance company separate account related fees and expenses. Such fees and expenses would reduce the overall returns shown. Total returns and principal values will fluctuate such that shares, when redeemed, may be worth more or less than their original cost. Past results shown should not be considered a representation of future performance.

DESCRIPTION OF SECURITIES INDEXES

MERRILL LYNCH U.S. DOMESTIC MASTER BOND INDEX is a capitalization weighted aggregation of outstanding U.S. Treasury, agency and supranational, mortgage pass-through, and investment grade corporate bonds meeting specified selection criteria.

MERRILL LYNCH U.S. GOVERNMENT MASTER BOND INDEX measures the performance of U.S. government and government agency bonds

MORGAN STANLEY CAPITAL INTERNATIONAL INC. ("MSCI") EAFE INDEX is a market capitalization weighted equity index composed of a sample of companies representative of the market structure of Europe, Australia and the Far East.

RUSSELL 1000 INDEX measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

RUSSELL 1000 GROWTH INDEX measures the performance of companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 1000 VALUE INDEX measures the performance of companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 2000 INDEX measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

RUSSELL 2000 GROWTH INDEX measures the performance of the small-cap growth segment of the U.S. equity universe.

RUSSELL 2000 VALUE INDEX measures the performance of companies in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 2500 INDEX measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 17% of the total market capitalization of the Russell 3000 Index.

RUSSELL 2500 GROWTH INDEX measures the performance of companies in the Russell 2500 Index with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 2500 VALUE INDEX measures the performance of those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 3000 INDEX is a broad market index, which represents approximately 98% of the U.S. equity market.

RUSSELL MIDCAP INDEX measures the performance of the 800 smallest companies in the Russell 1000 Index.

RUSSELL MIDCAP GROWTH INDEX measures the performance of companies in the Russell Midcap Index with higher price-to-book ratios and higher forecasted growth values.

RUSSELL MIDCAP VALUE INDEX measures the performance of companies in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values.

S&P 500 INDEX is based on the value of common stocks of 500 of the largest U.S. industrial, transportation, utility and financial companies deemed by Standard and Poor's to be representative of the larger capitalization portion of the U.S. stock market. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

================================================================================
MLIG VARIABLE INSURANCE TRUST
ABOUT YOUR PORTFOLIO'S EXPENSES
--------------------------------------------------------------------------------

Each Portfolio of the Trust serves as an investment option for variable annuity or variable life insurance contract owners ("contract investment options"). As a contract owner investing in a Portfolio, you incur ongoing Portfolio costs, including management fees and other expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other contract investment options.

The examples below are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2005 and are held for the entire six-month period. The examples do not reflect variable annuity or variable life insurance contract fees and charges, such as sales charges (loads), insurance charges or administrative charges ("contract fees and charges"). If contract fees and charges were included, the costs shown would be higher.

BASED ON ACTUAL PORTFOLIO RETURN

The section below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the Portfolio expenses you paid on your account during this period.

                                           BEGINNING    ENDING                       ANNUALIZED
                                            ACCOUNT    ACCOUNT      EXPENSES PAID    SIX-MONTH
                                             VALUE      VALUE       DURING PERIOD*    EXPENSE
                                            7/1/05     12/31/05   7/1/05 - 12/31/05    RATIO
                                           ---------  ---------   -----------------  ----------
      Roszel/Lord Abbett Large Cap
        Value Portfolio .................  $1,000.00  $1,052.90        $5.64            1.09%
      Roszel/Levin Large Cap
        Value Portfolio .................   1,000.00   1,049.70         5.53            1.07
      Roszel/MLIM Relative
        Value Portfolio .................   1,000.00   1,036.30         5.65            1.10
      Roszel/Fayez Sarofim Large Cap
        Core Portfolio ..................   1,000.00   1,031.90         5.63            1.10
      Roszel/Alliance Large Cap
        Core Portfolio ..................   1,000.00   1,119.40         5.72            1.07
      Roszel/Loomis Sayles Large Cap
        Growth Portfolio ................   1,000.00   1,105.20         5.68            1.07
      Roszel/Rittenhouse Large Cap
        Growth Portfolio ................   1,000.00   1,036.00         5.65            1.10
      Roszel/Marsico Large Cap
        Growth Portfolio ................   1,000.00   1,088.60         5.74            1.09
      Roszel/Kayne Anderson Rudnick
        Small-Mid Cap Value Portfolio ...   1,000.00   1,045.20         5.52            1.07
      Roszel/Franklin Mid Cap
        Growth Portfolio ................   1,000.00   1,096.80         5.81            1.10
      Roszel/NWQ Small Cap
        Value Portfolio .................   1,000.00   1,131.60         6.07            1.13
      Roszel/Delaware Small-Mid Cap
        Growth Portfolio ................   1,000.00   1,114.80         6.13            1.15
      Roszel/Lazard International
        Portfolio .......................   1,000.00   1,103.50         6.10            1.15
      Roszel/William Blair
        International Portfolio .........   1,000.00   1,173.30         6.30            1.15
      Roszel/Lord Abbett Government
        Securities Portfolio ............   1,000.00     994.90         4.78            0.95
      Roszel/MLIM Fixed-Income
        Portfolio .......................   1,000.00     996.00         4.78            0.95

----------
* THESE CALCULATIONS ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL HALF-YEAR. THE DOLLAR AMOUNTS SHOWN AS "EXPENSES PAID DURING PERIOD" ARE EQUAL TO THE PORTFOLIO'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

================================================================================
MLIG VARIABLE INSURANCE TRUST
ABOUT YOUR PORTFOLIO'S EXPENSES (CONCLUDED)
--------------------------------------------------------------------------------

BASED ON HYPOTHETICAL RETURN

The section below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information to compare the ongoing costs of investing in the Portfolio and other contract investment options. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other contract investment options.

                                               BEGINNING    ENDING                       ANNUALIZED
                                                ACCOUNT     ACCOUNT     EXPENSES PAID    SIX-MONTH
                                                 VALUE       VALUE      DURING PERIOD*    EXPENSE
                                                7/1/05     12/31/05   7/1/05 - 12/31/05    RATIO
                                               ---------   ---------  -----------------  ----------
      Roszel/Lord Abbett Large Cap
        Value Portfolio .................      $1,000.00   $1,019.71       $5.55            1.09%
      Roszel/Levin Large Cap
        Value Portfolio .................       1,000.00    1,019.81        5.45            1.07
      Roszel/MLIM Relative
        Value Portfolio .................       1,000.00    1,019.66        5.60            1.10
      Roszel/Fayez Sarofim Large Cap
        Core Portfolio ..................       1,000.00    1,019.66        5.60            1.10
      Roszel/Alliance Large Cap
        Core Portfolio ..................       1,000.00    1,019.81        5.45            1.07
      Roszel/Loomis Sayles Large Cap
        Growth Portfolio ................       1,000.00    1,019.81        5.45            1.07
      Roszel/Rittenhouse Large Cap
        Growth Portfolio ................       1,000.00    1,019.66        5.60            1.10
      Roszel/Marsico Large Cap
        Growth Portfolio ................       1,000.00    1,019.71        5.55            1.09
      Roszel/Kayne Anderson Rudnick
        Small-Mid Cap Value Portfolio ...       1,000.00    1,019.81        5.45            1.07
      Roszel/Franklin Mid Cap
        Growth Portfolio ................       1,000.00    1,019.66        5.60            1.10
      Roszel/NWQ Small Cap
        Value Portfolio .................       1,000.00    1,019.51        5.75            1.13
      Roszel/Delaware Small-Mid Cap
        Growth Portfolio ................       1,000.00    1,019.41        5.85            1.15
      Roszel/Lazard International
        Portfolio .......................       1,000.00    1,019.41        5.85            1.15
      Roszel/William Blair
        International Portfolio .........       1,000.00    1,019.41        5.85            1.15
      Roszel/Lord Abbett Government
        Securities Portfolio ............       1,000.00    1,020.42        4.84            0.95
      Roszel/MLIM Fixed-Income
        Portfolio .......................       1,000.00    1,020.42        4.84            0.95

----------
* THESE CALCULATIONS ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL HALF-YEAR. THE DOLLAR AMOUNTS SHOWN AS "EXPENSES PAID DURING PERIOD" ARE EQUAL TO THE PORTFOLIO'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/LORD ABBETT LARGE CAP VALUE PORTFOLIO
PORTFOLIO MANAGER'S COMMENTARY - DECEMBER 31, 2005
--------------------------------------------------------------------------------

MARKET CONDITIONS

     Despite a backdrop of favorable macroeconomic factors that included above trend growth, price stability, and still low bond yields, equities struggled for much of 2005. Investors tussled over the idea that the Federal Reserve Board (the Fed) would stymie the economic expansion with excessive interest rate hikes. Yet, like the year before, a fourth quarter rally pushed stocks into positive territory, albeit the gains were below the 8-10% range that many had forecasted for 2005.

     Impeded by surging energy prices and devastating hurricanes, economic output moderated slightly in 2005 to an approximate 3.6% year-over-year (y/y) real growth rate from the 3.8% rate turned in during 2004. With the economy growing faster than its historical average, the unemployment rate fell four-tenths of a percent to 5.0% of the workforce, and the growth of wages for production workers jumped six-tenths of a percent over the course of the year. Given the near $20 per barrel rise in crude oil prices and the progress made in the labor market, investors became absorbed with the threat of surging inflation. Ultimately, investors began to discount the future earnings power of equities.

     In 2005 the price-multiple, or price to earnings ratio (P/E), of the broad market, the S&P Super Composite Index, declined 2 points, even though after-tax corporate profits surged over 20% y/y. Market participants clearly had little confidence in the sustainability of profit growth with the Fed actively raising rates and crude prices hovering near $60 per barrel. However, investor optimism seemingly returned as the cost of crude retreated in October and November, and as signs of a moderating housing market began to lower expectations of future interest rates.

     Again, similar to 2004, mid- and small-capitalization stocks outperformed companies with larger capitalizations. Specifically, mid-caps returned over 11% in the year, dominating the equity markets. Small-caps also fared well, rising near 7%. The largest companies saw their market value decline by about 1%. Growth, for the most part, outperformed value, except in the struggling large-cap indices where investors clung to quality and noncyclical names. In the S&P Super Composite Index the energy and utility sectors led the market higher, while the telecom and consumer discretionary sectors acted as counterweights, tempering the overall performance of equities.

     In summary, 2005 seemed like a rather disappointing year for many investors, as the market failed to price in the overwhelmingly positive fundamentals of equities. Although the sectors that performed well had handsome earnings growth, the market abandoned the practice of forward pricing future macro events. Fortunately, the fourth quarter began a transition phase that saw the early year winners selling-off, with the proceeds flowing into the industrial and material names that are likely to lead in the New Year.

FACTORS AFFECTING THE PORTFOLIO'S PERFORMANCE

     Stock selection within the producer durables sector detracted from performance relative to the Russell 1000 Value Index during the year ended December 31, 2005. Shares of Deere fell sharply toward the end of the year after reporting an earnings decline based on lower manufacturing volume and slightly slower sales. Within the utilities sector, Comcast hurt performance relative to the benchmark as shares fell due to a lowered earnings forecast for 2006 despite strong revenues throughout the year. In addition, stock selection within the consumer staples sector detracted from performance relative to the benchmark. Kraft Foods, Inc. was negatively affected by rising packaging costs due to high energy prices.

     Stock selection within the information technology sector contributed positively to performance during the year. Motorola, Inc. benefited from strong product sales of its Razr phones late in the year. Our underweighting, and eventual liquidation, of IBM was also a contributor as the stock declined mid-year. And finally, stock selection within the auto and transportation sector also helped performance where the portfolio avoided the worst falls of the autos but benefited from holding rail company Union Pacific Corp.

     THE PRECEDING COMMENTARY WAS PREPARED BY THE PORTFOLIO'S SUB-ADVISOR, LORD, ABBETT & CO. LLC.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/LORD ABBETT LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION*
--------------------------------------------------------------------------------

[CHART]

TOTAL RETURNS BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                 ROSZEL/LORD ABBETT
              LARGE CAP VALUE PORTFOLIO    S&P 500 INDEX   RUSSELL 1000 VALUE INDEX
  7/1/2002           $10,000                  $10,000             $10,000
12/31/2002           $ 9,960                  $ 8,970             $ 8,870
12/31/2003           $12,948                  $11,544             $11,535
12/31/2004           $14,581                  $12,800             $13,438
12/31/2005           $14,912                  $13,428             $14,386

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                                                       SINCE
                                                           ONE YEAR  INCEPTION+
                                                           --------  ----------
Roszel/Lord Abbett Large Cap Value Portfolio .....           2.26%     12.09%
S&P 500 Index ....................................           4.91%      8.79%
Russell 1000 Value Index .........................           7.05%     10.95%

----------
*   SEE NOTES TO PERFORMANCE INFORMATION.
+   JULY 1, 2002.

PORTFOLIO SUMMARY
AS OF DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                 PERCENTAGE
TOP TEN HOLDINGS**              OF NET ASSETS
---------------------------     -------------
Exxon Mobil Corp. .........          4.7%
Procter & Gamble Co. ......          3.3
General Electric Co. ......          2.6
Pfizer, Inc. ..............          2.6
Wyeth .....................          2.6
Deere & Co. ...............          2.4
Novartis AG, ADR ..........          2.4
International Paper Co. ...          2.3
Schlumberger Ltd. .........          2.3
Motorola, Inc. ............          2.2
                                --------------
  Total                             27.4%

                                 PERCENTAGE
HOLDINGS BY SECTOR              OF NET ASSETS
---------------------------     -------------
Consumer Staples ...........         16.8%
Industrials ................         14.7
Health Care ................         14.0
Materials ..................         10.9
Financials .................         10.1
Information Technology .....          9.3
Energy .....................          8.7
Consumer Discretionary .....          5.1
Telecommunication Services..          5.0
Utilities ..................          1.9
Other# .....................          3.5
                                --------------
  Total                             100.0%

----------
**  EXCLUDING SHORT-TERM SECURITIES AND/OR CASH EQUIVALENTS.
#   OTHER INCLUDES SHORT-TERM SECURITIES AND OTHER ASSETS LESS LIABILITIES.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/LORD ABBETT LARGE CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2005                (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                SHARES     VALUE
                                                ------   ----------
COMMON STOCKS--96.5%
CONSUMER DISCRETIONARY--5.1%
HOUSEHOLD DURABLES--0.5%
Newell Rubbermaid, Inc. .....................    1,854   $   44,088
                                                         ----------
MEDIA--3.8%
Comcast Corp.
  (Class A Non-Voting) * ....................    3,415       87,731
Tribune Co. .................................    3,430      103,792
Walt Disney Co. .............................    6,887      165,081
                                                         ----------
                                                            356,604
                                                         ----------
TEXTILES, APPAREL &
  LUXURY GOODS--0.8%
Nike, Inc. (Class B) ........................      854       74,119
                                                         ----------
  TOTAL CONSUMER DISCRETIONARY ..............               474,811
                                                         ----------
CONSUMER STAPLES--16.8%
BEVERAGES--2.0%
PepsiCo, Inc. ...............................    3,166      187,047
                                                         ----------
FOOD & STAPLES RETAILING--4.6%
CVS Corp. ...................................    4,248      112,232
Kroger Co. (The) * ..........................    8,420      158,970
Wal-Mart Stores, Inc. .......................    3,192      149,386
                                                         ----------
                                                            420,588
                                                         ----------
FOOD PRODUCTS--4.8%
Campbell Soup Co. ...........................    3,921      116,728
General Mills, Inc. .........................      946       46,657
H.J. Heinz Co. ..............................    2,718       91,651
Kraft Foods, Inc. (Class A) .................    6,853      192,843
                                                         ----------
                                                            447,879
                                                         ----------
HOUSEHOLD PRODUCTS--5.4%
Clorox Co. ..................................    1,699       96,656
Kimberly-Clark Corp. ........................    1,590       94,844
Procter & Gamble Co. ........................    5,267      304,854
                                                         ----------
                                                            496,354
                                                         ----------
  TOTAL CONSUMER STAPLES ....................             1,551,868
                                                         ----------
ENERGY--8.7%
ENERGY EQUIPMENT &
  SERVICES--3.5%
Baker Hughes, Inc. ..........................    1,875      113,963
Schlumberger Ltd. ...........................    2,189      212,661
                                                         ----------
                                                            326,624
                                                         ----------
OIL & GAS--5.2%
El Paso Corp. ...............................    3,682       44,773
Exxon Mobil Corp. ...........................    7,660      430,262
                                                         ----------
                                                            475,035
                                                         ----------
  TOTAL ENERGY ..............................               801,659
                                                         ----------
FINANCIALS--10.1%
CAPITAL MARKETS--1.6%
Bank of New York Co., Inc. (The) ............    4,543      144,695
                                                         ----------
COMMERCIAL BANKS--1.2%
Bank of America Corp. .......................    2,450   $  113,067
                                                         ----------
DIVERSIFIED FINANCIAL SERVICES--3.5%
Citigroup, Inc. .............................    3,494      169,564
JPMorgan Chase & Co. ........................    3,893      154,513
                                                         ----------
                                                            324,077
                                                         ----------
INSURANCE--3.8%
American International Group, Inc. ..........    2,483      169,415
Hartford Financial Services
  Group, Inc. ...............................    1,021       87,694
XL Capital Ltd. (Class A) ...................    1,376       92,715
                                                         ----------
                                                            349,824
                                                         ----------
  TOTAL FINANCIALS ..........................               931,663
                                                         ----------
HEALTH CARE--14.0%
BIOTECHNOLOGY--0.2%
MedImmune, Inc. * ...........................      545       19,086
                                                         ----------
HEALTH CARE EQUIPMENT &
  SUPPLIES--1.6%
Baxter International, Inc. ..................    4,010      150,976
                                                         ----------
PHARMACEUTICALS--12.2%
GlaxoSmithKline plc, ADR ....................    3,171      160,072
Johnson & Johnson ...........................    1,476       88,708
Merck & Co., Inc. ...........................    3,558      113,180
Novartis AG, ADR ............................    4,237      222,358
Pfizer, Inc. ................................   10,395      242,411
Schering-Plough Corp. .......................    3,064       63,884
Wyeth .......................................    5,155      237,491
                                                         ----------
                                                          1,128,104
                                                         ----------
  TOTAL HEALTH CARE .........................             1,298,166
                                                         ----------
INDUSTRIALS--14.7%
AEROSPACE & DEFENSE--2.6%
General Dynamics Corp. ......................      657       74,931
Honeywell International, Inc. ...............    1,830       68,167
Raytheon Co. ................................    2,338       93,871
                                                         ----------
                                                            236,969
                                                         ----------
COMMERCIAL SERVICES &
  SUPPLIES--1.3%
Waste Management, Inc. ......................    4,032      122,371
                                                         ----------
ELECTRICAL EQUIPMENT--1.8%
Emerson Electric Co. ........................    2,264      169,121
                                                         ----------
INDUSTRIAL CONGLOMERATES--2.6%
General Electric Co. ........................    6,961      243,983
                                                         ----------
MACHINERY--5.4%
Deere & Co. .................................    3,270      222,720
Eaton Corp. .................................    2,126      142,633
Parker Hannifin Corp. .......................    2,030      133,899
                                                         ----------
                                                            499,252
                                                         ----------

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/LORD ABBETT LARGE CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2005 (CONCLUDED)    (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                   SHARES        VALUE
                                                 ----------   ----------
ROAD & RAIL--1.0%
Union Pacific Corp. .........................         1,120   $   90,171
                                                              ----------
  TOTAL INDUSTRIALS .........................                  1,361,867
                                                              ----------
INFORMATION TECHNOLOGY--9.3%
COMMUNICATIONS EQUIPMENT--2.2%
Motorola, Inc. ..............................         8,945      202,067
                                                              ----------
COMPUTERS & PERIPHERALS--2.4%
EMC Corp. * .................................         5,301       72,200
Hewlett-Packard Co. .........................         5,181      148,332
                                                              ----------
                                                                 220,532
                                                              ----------
IT SERVICES--2.8%
Automatic Data Processing, Inc. .............         3,903      179,108
Electronic Data Systems Corp. ...............         3,492       83,948
                                                              ----------
                                                                 263,056
                                                              ----------
SOFTWARE--1.9%
Microsoft Corp. .............................         6,572      171,858
                                                              ----------
  TOTAL INFORMATION TECHNOLOGY ..............                    857,513
                                                              ----------
MATERIALS--10.9%
CHEMICALS--5.4%
E.l. Du Pont de Nemours & Co. ...............         3,068      130,390
Monsanto Co. ................................         1,923      149,090
Potash Corp. of Saskatchewan, Inc. ..........         1,423      114,153
Praxair, Inc. ...............................         1,916      101,472
                                                              ----------
                                                                 495,105
                                                              ----------
METALS & MINING--3.2%
Barrick Gold Corp. ..........................         4,386      122,238
Newmont Mining Corp. ........................         3,267      174,458
                                                              ----------
                                                                 296,696
                                                              ----------
PAPER & FOREST PRODUCTS--2.3%
International Paper Co. .....................         6,348      213,356
                                                              ----------
  TOTAL MATERIALS ...........................                  1,005,157
                                                              ----------
TELECOMMUNICATION SERVICES--5.0%
DIVERSIFIED TELECOMMUNICATION
  SERVICES--5.0%
AT&T, Inc. ..................................         6,247      152,989
BellSouth Corp. .............................         3,424       92,790
Sprint Nextel Corp. .........................         3,793       88,605
Verizon Communications, Inc. ................         4,449      134,004
                                                              ----------
  TOTAL TELECOMMUNICATION
    SERVICES ................................                    468,388
                                                              ----------
UTILITIES--1.9%
ELECTRIC UTILITIES--1.9%
Progress Energy, Inc. .......................         1,988       87,313
Southern Co. (The) ..........................         2,577       88,984
                                                              ----------
  TOTAL UTILITIES ...........................                    176,297
                                                              ----------
TOTAL COMMON STOCKS
(Cost--$7,901,435) ..........................                  8,927,389
                                                              ----------

                                                 PRINCIPAL
                                                   AMOUNT       VALUE
                                                 ----------   ----------
SHORT-TERM SECURITIES--2.3%
REPURCHASE AGREEMENT **--2.3%
Nomura Securities International,
  Inc., 3.89%, dated 12/30/05,
  due 01/03/06, total to be
  received $209,898
  (Cost--$209,807)  .........................    $  209,807   $  209,807
                                                              ----------
TOTAL INVESTMENTS--98.8%
(Cost--$8,111,242) ..........................                  9,137,196
OTHER ASSETS LESS
  LIABILITIES--1.2% .........................                    112,922
                                                              ----------
NET ASSETS--100.0% ..........................                 $9,250,118
                                                              ==========

----------
*   NON-INCOME PRODUCING SECURITY.
** THE REPURCHASE AGREEMENT IS FULLY COLLATERALIZED BY U.S. GOVERNMENT AND/OR AGENCY OBLIGATIONS BASED ON MARKET PRICES AT THE DATE OF THIS PORTFOLIO. THE INVESTMENT IN THE REPURCHASE AGREEMENT IS THROUGH PARTICIPATION IN A TRI-PARTY.

GLOSSARY:
ADR--AMERICAN DEPOSITARY RECEIPT.

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/LEVIN LARGE CAP VALUE PORTFOLIO
PORTFOLIO MANAGER'S COMMENTARY - DECEMBER 31, 2005
--------------------------------------------------------------------------------

MARKET CONDITIONS

     Overall, the U.S. economy in 2005 remained robust with strong corporate earnings growth, controlled inflation and long-term interest rates near historic lows. The equity markets took a pause early in the year, as investor uncertainty prevailed despite a variety of positive economic signals. However, by the second quarter the equity markets rebounded and continued to move ahead throughout the rest of the year as investors gained increasing confidence in the resiliency of the economy in the face of multiple potential headwinds. Energy prices soared throughout most of the year, reaching record levels in the late summer as hurricanes devastated the Gulf Coast and impacted oil refineries in that region, and appeared to pull back only towards the end of the year. The cost of the cleanup and rebuilding of those areas affected by these hurricanes is still being calculated, with the price tag expected to reach $200 billion, thus adding more pressure to the already significant budget deficit. The Fed made a total of eight rate increases during the year, raising the Federal Funds rate to 4.25% at year-end in an effort to curb the threat of inflation. Despite these rate increases, the real estate market continued to set records in 2005; however, signs appeared later in the year of a long-anticipated slowdown.

     As we look forward into 2006, we are closely monitoring the strength of consumer spending and the potential impact of a decline in the housing market. Nevertheless, given the strong financial condition of corporate America, we are increasingly optimistic about a recovery in corporate spending and continued strength in the M&A market.

FACTORS AFFECTING THE PORTFOLIO'S PERFORMANCE

     For the fiscal year ended December 31, 2005, the Roszel/Levin Large Cap Value Portfolio returned 4.16%, trailing the benchmark Russell 1000 Index performance of 6.27%. Stock selection was the primary cause of the portfolio's underperformance, despite solid portfolio construction decisions.

     Although our investment process employs a bottom-up approach that emphasizes stock selection, the top performing sectors for the period relative to the benchmark Russell 1000 Index included: consumer staples, due to sector overweighting and stock selection; producer durables, due to sector overweighting and stock selection (overweighting Agilent Technologies), and information technology, due to sector underweighting and stock selection (owning Philips and not owning Dell). Other top individual relative contributors included: overweighting Unocal (integrated oils) and Williams Cos. (other energy).

     The worst performing sectors for the period relative to the benchmark included: financials, due to stock selection (overweighting Bank of New York), health care, due to sector underweighting and stock selection (overweighting Pfizer), and "other", due to sector overweighing and stock selection (owning
Tyco). Other individual relative detractors included: overweighting Dow Chemicals (materials & processing) and News Corp. (consumer discretionary), and not owning Apple Computer (information technology).

     In this market environment, we remain committed to our emphasis on large, high quality companies and our belief that this market segment offers a compelling combination of attractive valuation and downside risk protection. We continue to consistently apply our investment process by focusing on companies with solid balance sheets, strong business franchises and sustainable free cash flow growth in which we can identify specific catalysts for value realization and where our research conclusions differ from consensus views. We remain committed to our fundamental, bottom up approach to stock selection and portfolio construction, and we believe that our organization is well positioned for these efforts. Finally, we continue to promote collaboration among investment professionals across the firm, as we believe that this unique aspect of our process enhances new idea generation, strengthens our analysis and supports our efforts on behalf of all clients.

     THE PRECEDING COMMENTARY WAS PREPARED BY THE PORTFOLIO'S SUB-ADVISOR, JOHN
A. LEVIN & CO., INC.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/LEVIN LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION*
--------------------------------------------------------------------------------

[CHART]

TOTAL RETURNS BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                ROSZEL/LEVIN
          LARGE CAP VALUE PORTFOLIO  S&P 500 INDEX   RUSSELL 1000 INDEX
  7/1/2002        $10,000               $10,000           $10,000
12/31/2002        $ 8,510               $ 8,970           $ 8,986
12/31/2003        $11,000               $11,544           $11,673
12/31/2004        $12,572               $12,800           $13,004
12/31/2005        $13,095               $13,428           $13,819

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                                            SINCE
                                                ONE YEAR  INCEPTION+
                                                --------  ----------
Roszel/Levin Large Cap Value Portfolio ......     4.16%     8.01%
S&P 500 Index ...............................     4.91%     8.79%
Russell 1000 Index ..........................     6.27%     9.68%

----------
*   SEE NOTES TO PERFORMANCE INFORMATION.
+   JULY 1, 2002.

PORTFOLIO SUMMARY
AS OF DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                         PERCENTAGE
TOP TEN HOLDINGS**                      OF NET ASSETS
--------------------------------------  -------------
Bank of America Corp. ................      4.4%
Citigroup, Inc. ......................      4.3
Exxon Mobil Corp. ....................      3.5
Pfizer, Inc. .........................      2.9
General Electric Co. .................      2.8
Koninklijke Philips Electronics NV
  (NY Registered Shares) .............      2.6
Northrop Grumman Corp. ...............      2.6
U.S. Bancorp .........................      2.5
BP plc, ADR ..........................      2.5
Lockheed Martin Corp. ................      2.4
                                        -------------
  Total                                    30.5%

                                         PERCENTAGE
HOLDINGS BY SECTOR                      OF NET ASSETS
--------------------------------------  -------------
Financials ...........................      24.0%
Industrials ..........................      15.3
Energy ...............................      13.8
Consumer Discretionary ...............      10.1
Consumer Staples .....................       9.4
Health Care ..........................       8.6
Information Technology ...............       6.8
Utilities ............................       5.1
Materials ............................       3.5
Telecommunication Services ...........       2.4
Other# ...............................       1.0
                                        -------------
  Total                                    100.0%

**  EXCLUDING SHORT-TERM SECURITIES AND/OR CASH EQUIVALENTS.
#   OTHER INCLUDES SHORT-TERM SECURITIES AND OTHER LIABILITIES IN EXCESS OF
    ASSETS.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/LEVIN LARGE CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2005                (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                               SHARES      VALUE
                                              --------   ----------
COMMON STOCKS--99.0%
CONSUMER DISCRETIONARY--10.1%
HOUSEHOLD DURABLES--2.6%
Koninklijke Philips Electronics
  NV (NY Registered Shares) .................    2,532   $   78,745
                                                         ----------

MEDIA--3.9%
CBS Corp. (Class B) .........................      185        4,673
Comcast Corp.
  (Class A Non-Voting) * ....................    1,240       31,855
News Corp. (Class A) ........................    4,494       69,882
Viacom, Inc. (Class B) * ....................      305       12,551
                                                         ----------
                                                            118,961
                                                         ----------
MULTILINE RETAIL--1.1%
Federated Department
  Stores, Inc. ..............................      500       33,165
                                                         ----------
SPECIALTY RETAIL--2.5%
Home Depot, Inc. ............................    1,640       66,387
Limited Brands, Inc. ........................      518       11,578
                                                         ----------
                                                             77,965
                                                         ----------
  TOTAL CONSUMER DISCRETIONARY ..............               308,836
                                                         ----------
CONSUMER STAPLES--9.4%
BEVERAGES--3.1%
Diageo plc, ADR .............................    1,160       67,628
PepsiCo, Inc. ...............................      440       25,996
                                                         ----------
                                                             93,624
                                                         ----------
FOOD & STAPLES RETAILING--1.5%
Wal-Mart Stores, Inc. .......................      980       45,864
                                                         ----------
FOOD PRODUCTS--1.4%
Unilever N.V.
  (NY Registered Shares) ....................      600       41,190
                                                         ----------
HOUSEHOLD PRODUCTS--1.1%
Procter & Gamble Co. ........................      590       34,149
                                                         ----------
TOBACCO--2.3%
Altria Group, Inc. ..........................      950       70,984
                                                         ----------
  TOTAL CONSUMER STAPLES ....................               285,811
                                                         ----------
ENERGY--13.8%
ENERGY EQUIPMENT & SERVICES--2.3%
FMC Technologies, Inc. * ....................      210        9,013
Williams Cos., Inc. .........................    2,599       60,219
                                                         ----------
                                                             69,232
                                                         ----------
OIL & GAS--11.5%
Apache Corp. ................................      960       65,779
BP plc, ADR .................................    1,180       75,780
Chevron Corp. ...............................    1,099       62,390
Exxon Mobil Corp. ...........................    1,898      106,611
Kerr-McGee Corp. ............................      440       39,978
                                                         ----------
                                                            350,538
                                                         ----------
  TOTAL ENERGY ..............................               419,770
                                                         ----------
FINANCIALS--24.0%
CAPITAL MARKETS--2.3%
Bank of New York
  Co., Inc. (The) ...........................    2,166   $   68,987
                                                         ----------
COMMERCIAL BANKS--11.5%
Bank of America Corp. .......................    2,920      134,758
U.S. Bancorp ................................    2,564       76,638
Wachovia Corp. ..............................    1,380       72,947
Wells Fargo & Co. ...........................    1,050       65,971
                                                         ----------
                                                            350,314
                                                         ----------
CONSUMER FINANCE--2.6%
American Express Co. ........................    1,180       60,723
MBNA Corp. ..................................      660       17,919
                                                         ----------
                                                             78,642
                                                         ----------
DIVERSIFIED FINANCIAL SERVICES--4.3%
Citigroup, Inc. .............................    2,681      130,109
                                                         ----------
INSURANCE--1.9%
Allstate Corp. (The) ........................      740       40,012
XL Capital Ltd. (Class A) ...................      280       18,866
                                                         ----------
                                                             58,878
                                                         ----------
THRIFTS & MORTGAGE FINANCE--1.4%
Federal Home Loan
  Mortgage Corp. ............................      680       44,438
                                                         ----------
  TOTAL FINANCIALS ..........................               731,368
                                                         ----------
HEALTH CARE--8.6%
HEALTH CARE PROVIDERS &
  SERVICES--1.2%
Universal Health Services, Inc. .............      820       38,327
                                                         ----------
PHARMACEUTICALS--7.4%
Abbott Laboratories .........................      460       18,138
Johnson & Johnson ...........................      650       39,065
Merck & Co., Inc. ...........................      560       17,814
Pfizer, Inc. ................................    3,730       86,983
Wyeth .......................................    1,360       62,655
                                                         ----------
                                                            224,655
                                                         ----------
  TOTAL HEALTH CARE .........................               262,982
                                                         ----------
INDUSTRIALS--15.3%
AEROSPACE & DEFENSE--7.5%
Honeywell International, Inc. ...............      449       16,725
Lockheed Martin Corp. .......................    1,150       73,175
Northrop Grumman Corp. ......................    1,310       78,744
United Technologies Corp. ...................    1,080       60,383
                                                         ----------
                                                            229,027
                                                         ----------
COMMERCIAL SERVICES &
  SUPPLIES--1.1%
Pitney Bowes, Inc. ..........................      760       32,110
                                                         ----------
INDUSTRIAL CONGLOMERATES--6.7%
General Electric Co. ........................    2,449       85,837
Textron, Inc. ...............................      674       51,885
Tyco International Ltd. .....................    2,312       66,724
                                                         ----------
                                                            204,446
                                                         ----------
  TOTAL INDUSTRIALS .........................               465,583
                                                         ----------

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/LEVIN LARGE CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2005 (CONCLUDED)    (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                   SHARES        VALUE
                                                 ----------   ----------
INFORMATION TECHNOLOGY--6.8%
COMMUNICATIONS EQUIPMENT--0.8%
Cisco Systems, Inc. * .......................         1,380   $   23,626
                                                              ----------
COMPUTERS & PERIPHERALS--1.6%
Hewlett-Packard Co. .........................           504       14,429
International Business
  Machines Corp. ..............................         439       36,086
                                                              ----------
                                                                  50,515
                                                              ----------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS--0.8%
Agilent Technologies, Inc. * ................           702       23,370
                                                              ----------
IT SERVICES--1.5%
Accenture, Ltd. (Class A) ...................         1,637       47,260
                                                              ----------
SOFTWARE--2.1%
Microsoft Corp. .............................         2,450       64,067
                                                              ----------
  TOTAL INFORMATION TECHNOLOGY ..............                    208,838
                                                              ----------
MATERIALS--3.5%
CHEMICALS--2.9%
Dow Chemical Co. (The) ......................         1,510       66,168
E.l. Du Pont de
  Nemours & Co. .............................           300       12,750
PPG Industries, Inc. ........................           160        9,264
                                                              ----------
                                                                  88,182
                                                              ----------
PAPER & FOREST PRODUCTS--0.6%
International Paper Co. .....................           580       19,494
                                                              ----------
  TOTAL MATERIALS .............................                  107,676
                                                              ----------
TELECOMMUNICATION
  SERVICES--2.4%
DIVERSIFIED TELECOMMUNICATION
  SERVICES--2.4%
AT&T, Inc. ..................................         1,470       36,000
Verizon Communications, Inc. ................         1,262       38,012
                                                              ----------
  TOTAL TELECOMMUNICATION
    SERVICES ................................                     74,012
                                                              ----------
UTILITIES--5.1%
ELECTRIC UTILITIES--5.1%
Entergy Corp. ...............................         1,000       68,650
Exelon Corp. ................................           641       34,063
PG&E Corp. ..................................         1,400       51,968
                                                              ----------
  TOTAL UTILITIES ...........................                    154,681
                                                              ----------
TOTAL COMMON STOCKS
(Cost--$2,791,179) ..........................                  3,019,557
                                                              ----------

                                                 PRINCIPAL
                                                   AMOUNT        VALUE
                                                 ----------   ----------
SHORT-TERM SECURITIES--2.1%
REPURCHASE AGREEMENT **--2.1%
Nomura Securities International,
  Inc., 3.89%, dated 12/30/05,
  due 01/03/06, total to be
  received $66,201
  (Cost--$66,172) ...........................       $66,172   $   66,172
                                                              ----------
TOTAL INVESTMENTS--101.1%
(Cost--$2,857,351) ..........................                  3,085,729

OTHER LIABILITIES IN EXCESS OF
  ASSETS--(1.1)% ............................                    (35,074)
                                                              ----------
NET ASSETS--100.0% ..........................                 $3,050,655
                                                              ==========

----------
*   NON-INCOME PRODUCING SECURITY.
** THE REPURCHASE AGREEMENT IS FULLY COLLATERALIZED BY U.S. GOVERNMENT AND/OR AGENCY OBLIGATIONS BASED ON MARKET PRICES AT THE DATE OF THIS PORTFOLIO. THE INVESTMENT IN THE REPURCHASE AGREEMENT IS THROUGH PARTICIPATION IN A TRI-PARTY ARRANGEMENT.

GLOSSARY:
ADR--AMERICAN DEPOSITARY RECEIPT.
NY REGISTERED SHARES--A FOREIGN COMPANY'S SHARES THAT ARE REGISTERED THROUGH THEIR HOME OFFICE IN NEW YORK.

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/MLIM RELATIVE VALUE PORTFOLIO
PORTFOLIO MANAGER'S COMMENTARY - DECEMBER 31, 2005
--------------------------------------------------------------------------------

MARKET CONDITIONS

     The U.S. economy continued to surprise with its resilience as 2005 unfolded. Despite the hurricanes and the resultant high level of oil and natural gas prices, real GDP exceeded 4% for the third quarter and seemed likely to have grown at a rate in excess of 3.5% for 2005 as a whole. At the same time, core inflation measures remained muted, with year-over-year rates of 2% or less as of late 2005. It appears that the positive impact of global competition for labor, combined with technology-led productivity gains, are keeping unit labor costs in a downward trajectory and more than offsetting the surge in prices of energy and other commodity inputs.

     Our outlook for the U.S. economy during 2006 is relatively positive. A modest slowdown in both economic growth, and the rate of increase in profits, is likely. The rise in short term interest rates from a federal funds level of 1% in mid-2003 will likely combine with high energy prices to provide a headwind for the economy. The slowdown will be most evident in the consumer sector, where evidence of softness in housing was growing as of the end of 2005. However, the slowdown should be modest due to continuing strength in capital spending from the corporate sector. At the same time, an early ending of the nonstop pattern of interest rate increases by the FOMC will prevent a slowdown in the U.S. economy from becoming widespread. On balance, forward momentum in corporate earnings, along with a continuing pattern of share repurchases and dividend increases, will provide a market-friendly environment for U.S. shares and larger cap equities in particular.

     Our strategy underperformed the Russell 1000 Value's 7.05% total return in 2005 by approximately 490 basis points. While disappointed with the performance, we believe the strategic shift towards higher quality and larger average capitalization companies during the year leaves the Portfolio well positioned for the market environment we anticipate going forward. The out-performance of small-to-medium cap equities, which characterized the first nine months of 2005, continued in the fourth quarter, negatively impacting relative performance. By comparison, the Russell 1000 equal-weighted index increased by 9.8% and the S&P 500 Equal Weight Index was up 8.1%.

FACTORS AFFECTING THE PORTFOLIO'S PERFORMANCE

     For the full year 2005, our investments in the industrials, consumer discretionary and financials sectors provided the strongest performance contributions relative to the Russell 1000 Value Index. Boeing, JC Penney and Lehman Brothers were our top performers in these sectors, respectively. Boeing's share price appreciated significantly in 2005 as the company benefited from strong order flow in commercial aircraft. We regarded the risk/reward comparison as unattractive following a 60% rise in the share price over the preceding 18 months, and therefore eliminated the position. The company is more heavily dependent on the defense business, which accounts for nearly half of revenues, than in previous cycles when defense was only 20% of revenues. We also sold our holding in JC Penney as the shares continued to rally in 2005, hitting full stride following a successful company-wide restructuring plan that resulted in greater operating efficiencies and a more attractive retail mix to customers.

     As a group, the largest drag on performance relative to the Russell 1000 Value Index came from our holdings in consumer staples, in particular ConAgra Foods and Sara Lee. Shares of both companies have been under pressure for much of the year due to disappointing earnings trends. We believe that a restructuring of ConAgra under new senior management should lead to improved brand strength and better earnings quality over the next several years. Sara Lee shares have suffered as investors have questioned the speed of the company's restructuring plan initiated by highly regarded CEO Brenda Barnes. We have seen incremental improvement during the fourth quarter, and are confident in the management team. Though our energy holdings were all up in double digit territory for the year, the overall return was not as great as the Russell 1000 Value Index, largely due to our underweight versus the benchmark.

     Many of the transactions in 2005 continued the ongoing process of increasing the average capitalization and improving the overall quality of the Portfolio. This gradual shifting of orientation reflects our assessment that larger cap equities are the most attractively valued area of the U.S. stock market, selling at an overall discount to small-to-mid cap equities. This condition is a comparatively rare

================================================================================
phenomenon and historically has been followed by a period of out-performance of large cap stocks. Specifically, we initiated new positions in Alcoa, Honeywell, Citigroup, General Electric, Cisco and Bank of America, and exited positions in Weyerhaeuser, J.C. Penney, General Motors, Huntington Bancshares, Union Pacific, Boeing and Marshall & Ilsley.

     Earlier in the year, the sale of Weyerhaeuser and purchase of Alcoa represented a swap in the Materials space based on our concern over a slowdown in the housing industry led us to the conclusion that the reward/risk relationship in Weyerhaeuser was no longer attractive after a strong multi-year performance. In contrast weakness in the shares of Alcoa offered an attractive buying opportunity in our view. Honeywell's appeal is based on valuation, and its strong position in the aerospace equipment space, a cyclical industry which we believe is in the early stages of a multi-year recovery. Union Pacific shares appeared to largely discount operational improvements and thus in our view negatively altered the risk/reward relationship of the position. General Electric on the other hand has been continuously upgrading its operations and improving its organic growth potential in recent years. The company's aircraft engine, health care, and energy-related operations offer exceptional potential.

     Within information technology, we view the enterprise space to be one of the most attractive segments of the information technology sector. Cisco, added to the Portfolio in the fourth-quarter is a market leader in this area, with a dominant position in the key markets for routers and Ethernet switches. The sale of General Motors followed a significant deterioration of profits expectations by the company during March due to disappointing auto sales in North America. The lack of visibility for North America car and truck sales in coming quarters led to a lack of confidence on our part that even the lowered earnings expectations for 2005 could be met. Finally, the transactions in Financials are reflective of moving out smaller-cap names Huntington Bancshares and Marshall & Ilsley, and into mega-caps Citigroup and Bank of America.

     The Portfolio's largest overweight versus the S&P 500 Index (the benchmark that we use for sector allocations relative to the broad market) continues to be in financials, and its most notable underweight is in the consumer discretionary sector. Additional over-weights included health care - with a particular focus on pharmaceuticals - and energy, and there were other under-weights in consumer staples, industrials, utilities, information technology, and telecommunications services.

     We believe the Portfolio is well-positioned to participate in a favorable environment for U.S. equities for 2006 as a whole, particularly for larger cap equities. Our emphasis on high quality companies, predictable earnings growth along with an above average dividend yield for the overall Portfolio, should be well-rewarded in the year ahead. An early end of the interest raising regime by the FOMC should ease concerns of excessive tightening and pave the way for a continuing, albeit modestly slower, rate of growth for the U.S. economy and corporate earnings.

     Equity valuations should also benefit from a lack of acceleration of core inflation, which will limit any increase in longer term interest rates. High levels of corporate cash should result in a high level of merger and acquisition activity, share repurchases, and dividend increases. Our longer term expectations for stock market total returns remain in the mid-to-high single digit range. Our disciplined intensive approach to investing and our focus on fundamental research will remain the keys to finding attractively valued companies.

     THE PRECEDING COMMENTARY WAS PREPARED BY THE PORTFOLIO'S SUB-ADVISOR, MERRILL LYNCH INVESTMENT MANAGERS, L.P.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/MLIM RELATIVE VALUE PORTFOLIO
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION*
--------------------------------------------------------------------------------

[CHART]

TOTAL RETURNS BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                     ROSZEL/MLIM
                 RELATIVE VALUE PORTFOLIO  S&P 500 INDEX   RUSSELL 1000 VALUE INDEX
  7/1/2002               $10,000              $10,000             $10,000
12/31/2002               $ 9,440              $ 8,970             $ 8,870
12/31/2003               $11,933              $11,544             $11,535
12/31/2004               $13,607              $12,800             $13,438
12/31/2005               $13,898              $13,428             $14,386

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                                                     SINCE
                                                        ONE YEAR   INCEPTION+
                                                        --------   ----------
Roszel/MLIM Relative Value Portfolio .............        2.14%       9.86%
S&P 500 Index ....................................        4.91%       8.79%
Russell 1000 Value Index .........................        7.05%      10.95%

----------
*   SEE NOTES TO PERFORMANCE INFORMATION.
+   JULY 1, 2002.

PORTFOLIO SUMMARY
AS OF DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                        PERCENTAGE
TOP TEN HOLDINGS**                     OF NET ASSETS
--------------------------------       -------------
Citigroup, Inc. ................            3.9%
International Business
  Machines Corp. ...............            3.6
Hewlett-Packard Co. ............            3.6
American International
  Group, Inc. ..................            3.6
Bank of America Corp. ..........            3.6
Xerox Corp. ....................            3.6
General Electric Co. ...........            3.4
Lehman Brothers Holdings, Inc...            3.3
Limited Brands, Inc. ...........            3.3
Cisco Systems, Inc. ............            3.2
                                       -------------
  Total                                    35.1%

                                        PERCENTAGE
HOLDINGS BY SECTOR                     OF NET ASSETS
------------------------------         -------------
Financials ...................             30.6%
Health Care ..................             14.3
Information Technology .......             14.0
Industrials ..................              9.3
Energy .......................              9.3
Consumer Staples .............              7.4
Consumer Discretionary .......              6.0
Materials ....................              3.1
Telecommunication Services ...              2.3
Utilities ....................              1.7
Other# .......................              2.0
                                       -------------
  Total                                   100.0%

----------
**  EXCLUDING SHORT-TERM SECURITIES AND/OR CASH EQUIVALENTS.
#   OTHER INCLUDES SHORT-TERM SECURITIES AND OTHER ASSETS LESS LIABILITIES.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/MLIM RELATIVE VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2005                (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                              SHARES        VALUE
                                            ----------   ----------
COMMON STOCKS--98.0%
CONSUMER DISCRETIONARY--6.0%
MEDIA--2.7%
Viacom, Inc. (Class B) * ....................   11,000   $  358,600
                                                         ----------
SPECIALTY RETAIL--3.3%
Limited Brands, Inc. ........................   19,300      431,355
                                                         ----------
  TOTAL CONSUMER
    DISCRETIONARY ...........................               789,955
                                                         ----------
CONSUMER STAPLES--7.4%
FOOD PRODUCTS--4.9%
ConAgra Foods, Inc. .........................   13,300      269,724
Sara Lee Corp. ..............................   19,600      370,440
                                                         ----------
                                                            640,164
                                                         ----------
HOUSEHOLD PRODUCTS--2.5%
Kimberly-Clark Corp. ........................    5,600      334,040
                                                         ----------
  TOTAL CONSUMER STAPLES ....................               974,204
                                                         ----------
ENERGY--9.3%
OIL & GAS--9.3%
Chevron Corp. ...............................    7,100      403,067
ConocoPhillips ..............................    6,900      401,442
Exxon Mobil Corp. ...........................    7,400      415,658
                                                         ----------
  TOTAL ENERGY ..............................             1,220,167
                                                         ----------
FINANCIALS--30.6%
CAPITAL MARKETS--3.3%
Lehman Brothers Holdings, Inc. ..............    3,400      435,778
                                                         ----------
COMMERCIAL BANKS--9.4%
Bank of America Corp. .......................   10,200      470,730
U.S. Bancorp ................................   12,300      367,647
Wachovia Corp. ..............................    7,400      391,164
                                                         ----------
                                                          1,229,541
                                                         ----------
DIVERSIFIED FINANCIAL
  SERVICES--3.9%
Citigroup, Inc. .............................   10,500      509,565
                                                         ----------
INSURANCE--8.6%
Allstate Corp. (The) ........................    5,300      286,571
American International
  Group, Inc. ...............................    6,900      470,787
Hartford Financial Services
  Group, Inc. ...............................    4,300      369,327
                                                         ----------
                                                          1,126,685
                                                         ----------
THRIFTS & MORTGAGE
  FINANCE--5.4%
Federal National
  Mortgage Assn. ............................    6,600      322,146
Washington Mutual, Inc. .....................    8,930      388,455
                                                         ----------
                                                            710,601
                                                         ----------
  TOTAL FINANCIALS ............................           4,012,170
                                                         ----------
HEALTH CARE--14.3%
HEALTH CARE EQUIPMENT &
  SUPPLIES--3.2%
Baxter International, Inc. ..................   11,200   $  421,680
                                                         ----------
PHARMACEUTICALS--11.1%
Abbott Laboratories .........................    8,700      343,041
Bristol-Myers Squibb Co. ....................   15,000      344,700
Merck & Co., Inc. ...........................   11,800      375,358
Wyeth .......................................    8,400      386,988
                                                         ----------
                                                          1,450,087
                                                         ----------
  TOTAL HEALTH CARE .........................             1,871,767
                                                         ----------
INDUSTRIALS--9.3%
AEROSPACE & DEFENSE--2.9%
Honeywell International, Inc. ...............   10,300      383,675
                                                         ----------
INDUSTRIAL CONGLOMERATES--3.4%
General Electric Co. ........................   12,900      452,145
                                                         ----------
MACHINERY--3.0%
Ingersoll-Rand Co.
  Ltd. (Class A) ............................    9,600      387,552
                                                         ----------
  TOTAL INDUSTRIALS .........................             1,223,372
                                                         ----------
INFORMATION TECHNOLOGY--14.0%
COMMUNICATIONS
  EQUIPMENT--3.2%
Cisco Systems, Inc. * .......................   24,800      424,576
                                                         ----------
COMPUTERS & PERIPHERALS--7.2%
Hewlett-Packard Co. .........................   16,600      475,258
International Business
  Machines Corp. ............................    5,800      476,760
                                                         ----------
                                                            952,018
                                                         ----------
OFFICE ELECTRONICS--3.6%
Xerox Corp. * ...............................   32,000      468,800
                                                         ----------
  TOTAL INFORMATION
    TECHNOLOGY ..............................             1,845,394
                                                         ----------
MATERIALS--3.1%
METALS & MINING--3.1%
Alcoa, Inc. .................................   13,900      411,023
                                                         ----------
TELECOMMUNICATION SERVICES--2.3%
DIVERSIFIED TELECOMMUNICATION
  SERVICES--2.3%
Verizon Communications, Inc. ................    9,900      298,188
                                                         ----------
UTILITIES--1.7%
ELECTRIC UTILITIES--1.7%
FPL Group, Inc. .............................    5,276      219,270
                                                         ----------
TOTAL COMMON STOCKS
(Cost--$11,270,204)                                      12,865,510
                                                         ----------

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/MLIM RELATIVE VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2005 (CONCLUDED)    (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                               PRINCIPAL
                                                AMOUNT          VALUE
                                               ---------     -----------
SHORT-TERM SECURITIES--0.4%
REPURCHASE AGREEMENT **--0.4%
Nomura Securities International,
  Inc., 3.89%, dated 12/30/05,
  due 01/03/06, total to be
  received $50,509
  (Cost--$50,487) ...........................    $50,487     $    50,487
                                                             -----------
TOTAL INVESTMENTS--98.4%
(Cost--$11,320,691) .........................                 12,915,997

OTHER ASSETS LESS
  LIABILITIES--1.6% .........................                    215,722
                                                             -----------
NET ASSETS--100.0%                                           $13,131,719
                                                             ===========

----------
*   NON-INCOME PRODUCING SECURITY.
** THE REPURCHASE AGREEMENT IS FULLY COLLATERALIZED BY U.S. GOVERNMENT AND/OR AGENCY OBLIGATIONS BASED ON MARKET PRICES AT THE DATE OF THIS PORTFOLIO. THE INVESTMENT IN THE REPURCHASE AGREEMENT IS THROUGH PARTICIPATION IN A TRI-PARTY ARRANGEMENT.

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/FAYEZ SAROFIM LARGE CAP CORE PORTFOLIO
PORTFOLIO MANAGER'S COMMENTARY - DECEMBER 31, 2005
--------------------------------------------------------------------------------

MARKET CONDITIONS

     From a macro standpoint, we'd note first and foremost that the resilience and durability of this now four-year-old expansion have been remarkable. The cycle was jump-started by massive Fed easings, huge tax cuts, and soaring defense spending. Inflation during this cycle has averaged just 2.7%. Modest unit labor cost increases combined with an impressive string of productivity gains, the best in some fifty years, have resulted in an extraordinary stretch of corporate profitability. Pre-tax corporate profits are up some 16% annualized over the last 48 months, but business spending has not kept pace. The capital expenditure to cash flow ratio is at a 30-year low. It is the consumer, buoyed by an unprecedented housing boom, who has spent freely and been the mainstay of this expansion.

     Yet as 2006 begins, the headwinds for the consumer are gaining force. Interest rates have moved up, credit is tightening, and regulators seem intent on curbing risky lending practices. Evidence is mounting that housing has peaked. Spending infusions from cash-out refinancings and home equity loans seem poised to decline. Employment gains will be required to play a larger role in sustaining the consumer as housing slows. While an abrupt contraction in spending would have a severely disruptive impact, a gradually cooling housing market and more restrained consumer could begin to address some of the imbalances that have developed in this cycle.

     We expect the U.S. economy to expand at a more moderate pace in 2006 as consumer spending eases and the growth impetus shifts to the business sector. Corporate earnings increases should be more tempered but still adequate to fund a stepped-up pace of both hiring and capital investment. The U.S. economy will continue to be challenged and changed by rapid technological advances and intensified globalization. The integration of China into the global economy will continue to influence the demand for oil, the U.S. trade deficit and the outlook for domestic manufacturers. Mid-term elections and the tide of the war in Iraq will shape initiatives in Washington. The conduct of monetary policy will become more difficult given the transition to new leadership at the Fed and the challenge of managing the end of the tightening cycle against the backdrop of twin deficits.

FACTORS AFFECTING THE PORTFOLIO'S PERFORMANCE

     Portfolio returns marginally lagged the Index for the twelve months, primarily reflecting the underperformance in the fourth quarter. Relative results were again hampered by our concentration in the largest cap, highest quality stocks. Foremost among the factors supporting portfolio relative performance was strength in key holdings in the consumer staples and consumer discretionary sectors. Altria, which benefited from favorable court rulings and an anticipated break-up, was a leading performer along with Nestle, Walgreen, PepsiCo, McGraw-Hill and Whole Foods Market. Also constructive was the underweight in the underperforming information technology sector. These factors were offset by weakness in major positions among the financials and the continued pressure on the major drug stocks. Although the pharmaceutical companies face numerous challenges, the longer term industry outlook is supported by the aging of the population, the increased use of prescription drugs and the favorable economics of pharmacological treatment versus hospitalization.

     In the context of moderating economic and profit growth, investors are likely to reward companies for their ability to sustain organic growth, not just for improved balance sheets and reduced risk profiles. The high quality multinationals that are the focus of our strategy have the resources to reinvest in their businesses and extend their established records of earnings and dividends increases. Over the last six years, these companies have seen their price/earnings multiples contract and their valuations relative to small and mid-cap issues compress. These trends, which are typical early in an expansion, have persisted much longer than usual in the current cycle but are beginning to shift. The globally competitive industry leaders in our portfolios are positioned to benefit as financial conditions become more restrictive and a premium for quality returns to the market.

     THE PRECEDING COMMENTARY WAS PREPARED BY THE PORTFOLIO'S SUB-ADVISOR, FAYEZ SAROFIM & CO.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/FAYEZ SAROFIM LARGE CAP CORE PORTFOLIO
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION*
--------------------------------------------------------------------------------

[CHART]

TOTAL RETURNS BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                  ROSZEL/FAYEZ SAROFIM
                LARGE CAP CORE PORTFOLIO     S&P 500 INDEX
  7/1/2002             $ 10,000                $ 10,000
12/31/2002             $  9,040                $  8,970
12/31/2003             $ 11,481                $ 11,544
12/31/2004             $ 12,086                $ 12,800
12/31/2005             $ 12,511                $ 13,428

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                                                     SINCE
                                                      ONE YEAR     INCEPTION+
                                                     ----------    ----------
Roszel/Fayez Sarofim Large Cap Core Portfolio ....      3.52%         6.61%
S&P 500 Index ....................................      4.91%         8.79%

----------
*    SEE NOTES TO PERFORMANCE INFORMATION.
+    JULY 1, 2002.

PORTFOLIO SUMMARY
AS OF DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                                           PERCENTAGE
TOP TEN HOLDINGS**                                        OF NET ASSETS
-------------------------------------------------------   -------------
Altria Group, Inc. ....................................        5.2%
General Electric Co. ..................................        5.2
Exxon Mobil Corp. .....................................        4.9
Citigroup, Inc. .......................................        4.3
Procter & Gamble Co. ..................................        3.3
Wal-Mart Stores, Inc. .................................        3.2
Chevron Corp. .........................................        3.0
Microsoft Corp. .......................................        3.0
Johnson & Johnson .....................................        3.0
Intel Corp. ...........................................        2.9
                                                          -------------
  Total                                                       38.0%

                                                           PERCENTAGE
HOLDINGS BY SECTOR                                        OF NET ASSETS
-------------------------------------------------------   -------------
Consumer Staples ......................................       26.4%
Energy ................................................       17.9
Financials ............................................       17.1
Health Care ...........................................       10.7
Consumer Discretionary ................................        9.5
Industrials ...........................................        8.2
Information Technology ................................        7.7
Materials .............................................        1.0
Other# ................................................        1.5
                                                          -------------
  Total                                                      100.0%

----------
**   EXCLUDING SHORT-TERM SECURITIES AND/OR CASH EQUIVALENTS.
#    OTHER INCLUDES SHORT-TERM SECURITIES AND OTHER LIABILITIES IN EXCESS OF
     ASSETS.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/FAYEZ SAROFIM LARGE CAP CORE PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2005                (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                            SHARES      VALUE
                                                          ---------   ----------
COMMON STOCKS--98.5%
CONSUMER DISCRETIONARY--9.5%
HOTELS, RESTAURANTS & LEISURE--1.1%
McDonald's Corp. ......................................         502   $   16,927
                                                                      ----------
MEDIA--4.8%
McGraw-Hill Cos., Inc. (The) ..........................         629       32,475
News Corp. (Class A) ..................................       1,451       22,563
Time Warner, Inc. .....................................         429        7,482
Viacom, Inc. (Class B) * ..............................         290        9,454
                                                                      ----------
                                                                          71,974
                                                                      ----------
MULTILINE RETAIL--2.1%
Target Corp. ..........................................         580       31,883
                                                                      ----------
SPECIALTY RETAIL--1.5%
Home Depot, Inc. ......................................         558       22,588
                                                                      ----------
  TOTAL CONSUMER DISCRETIONARY ........................                  143,372
                                                                      ----------
CONSUMER STAPLES--26.4%
BEVERAGES--6.3%
Anheuser-Busch Cos., Inc. .............................         294       12,630
Coca-Cola Co. (The) ...................................       1,033       41,640
PepsiCo, Inc. .........................................         705       41,652
                                                                      ----------
                                                                          95,922
                                                                      ----------
FOOD & STAPLES RETAILING--6.8%
Sysco Corp. ...........................................         455       14,128
Wal-Mart Stores, Inc. .................................       1,051       49,187
Walgreen Co. ..........................................         645       28,548
Whole Foods Market, Inc. ..............................         140       10,834
                                                                      ----------
                                                                         102,697
                                                                      ----------
FOOD PRODUCTS--2.5%
Kraft Foods, Inc. (Class A) ...........................         504       14,182
Nestle SA, ADR (Registered) ...........................         317       23,696
                                                                      ----------
                                                                          37,878
                                                                      ----------
HOUSEHOLD PRODUCTS--4.4%
Colgate-Palmolive Co. .................................         314       17,223
Procter & Gamble Co. ..................................         857       49,603
                                                                      ----------
                                                                          66,826
                                                                      ----------
PERSONAL PRODUCTS--1.1%
Estee Lauder Cos., Inc. (The) .........................         500       16,740
                                                                      ----------
TOBACCO--5.3%
Altria Group, Inc. ....................................       1,063       79,427
                                                                      ----------
  TOTAL CONSUMER STAPLES ..............................                  399,490
                                                                      ----------
ENERGY--17.9%
OIL & GAS--17.9%
Amerada Hess Corp. ....................................          65        8,243
BP plc, ADR ...........................................         637       40,908
Chevron Corp. .........................................         804       45,643
ConocoPhillips ........................................         619       36,014
Exxon Mobil Corp. .....................................       1,322       74,257
Occidental Petroleum Corp. ............................         215       17,174
Royal Dutch Shell plc, ADR (Class A) ..................         285       17,525
Total SA, ADR .........................................         245       30,968
                                                                      ----------
  TOTAL ENERGY ........................................                  270,732
                                                                      ----------
FINANCIALS--17.1%
CAPITAL MARKETS--2.2%
Ameriprise Financial, Inc. ............................         195   $    7,995
Morgan Stanley ........................................         455       25,817
                                                                      ----------
                                                                          33,812
                                                                      ----------
COMMERCIAL BANKS--3.6%
Bank of America Corp. .................................         607       28,013
HSBC Holdings plc, ADR ................................         325       26,153
                                                                      ----------
                                                                          54,166
                                                                      ----------
CONSUMER FINANCE--2.0%
American Express Co. ..................................         576       29,641
                                                                      ----------
DIVERSIFIED FINANCIAL SERVICES--6.0%
Citigroup, Inc. .......................................       1,334       64,739
JPMorgan Chase & Co. ..................................         637       25,282
                                                                      ----------
                                                                          90,021
                                                                      ----------
INSURANCE--2.3%
American International Group, Inc. ....................         261       17,808
Marsh & McLennan Cos., Inc. ...........................         552       17,532
                                                                      ----------
                                                                          35,340
                                                                      ----------
THRIFTS & MORTGAGE FINANCE--1.0%
Federal Home Loan Mortgage Corp. ......................         238       15,553
                                                                      ----------
  TOTAL FINANCIALS ....................................                  258,533
                                                                      ----------
HEALTH CARE--10.7%
HEALTH CARE PROVIDERS & SERVICES--1.0%
UnitedHealth Group, Inc. ..............................         250       15,535
                                                                      ----------
PHARMACEUTICALS--9.7%
Abbott Laboratories ...................................         533       21,016
Eli Lilly & Co. .......................................         563       31,860
Johnson & Johnson .....................................         753       45,255
Merck & Co., Inc. .....................................         508       16,160
Pfizer, Inc. ..........................................       1,415       32,998
                                                                      ----------
                                                                         147,289
                                                                      ----------
  TOTAL HEALTH CARE ...................................                  162,824
                                                                      ----------
INDUSTRIALS--8.2%
AIR FREIGHT & LOGISTICS--1.5%
United Parcel Service, Inc. (Class B) .................         306       22,996
                                                                      ----------
ELECTRICAL EQUIPMENT--1.6%
Emerson Electric Co. ..................................         319       23,829
                                                                      ----------
INDUSTRIAL CONGLOMERATES--5.1%
General Electric Co. ..................................       2,232       78,232
                                                                      ----------
  TOTAL INDUSTRIALS ...................................                  125,057
                                                                      ----------
INFORMATION TECHNOLOGY--7.7%
INTERNET SOFTWARE & SERVICES--1.0%
Yahoo!, Inc. * ........................................         380       14,888
                                                                      ----------

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/FAYEZ SAROFIM LARGE CAP CORE PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2005 (CONCLUDED)    (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                            SHARES      VALUE
                                                          ---------   ----------
IT SERVICES--0.8%
Automatic Data Processing, Inc. .......................         250   $   11,473
                                                                      ----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.9%
Intel Corp. ...........................................       1,770       44,179
                                                                      ----------
SOFTWARE--3.0%
Microsoft Corp. .......................................       1,740       45,501
                                                                      ----------
  TOTAL INFORMATION TECHNOLOGY ........................                  116,041
                                                                      ----------

MATERIALS--1.0%
CHEMICALS--1.0%
Praxair, Inc. .........................................         300       15,888
                                                                      ----------
TOTAL COMMON STOCKS
(Cost--$1,449,206) ....................................                1,491,937
                                                                      ----------

                                                          PRINCIPAL
                                                           AMOUNT       VALUE
                                                          ---------   ----------
SHORT-TERM SECURITIES--17.5%
REPURCHASE AGREEMENT **--17.5%
Nomura Securities International, Inc.,
  3.89%, dated 12/30/05, due 01/03/06,
  total to be received $264,966
  (Cost--$264,852) ....................................    $264,852   $  264,852
                                                                      ----------
TOTAL INVESTMENTS--116.0%
(Cost--$1,714,058) ..........                                          1,756,789

OTHER LIABILITIES IN EXCESS OF ASSETS--(16.0)% ........                 (241,896)
                                                                      ----------
NET ASSETS--100.0% ....................................               $1,514,893
                                                                      ==========

----------
*    NON-INCOME PRODUCING SECURITY.
** THE REPURCHASE AGREEMENT IS FULLY COLLATERALIZED BY U.S. GOVERNMENT AND/OR AGENCY OBLIGATIONS BASED ON MARKET PRICES AT THE DATE OF THIS PORTFOLIO. THE INVESTMENT IN THE REPURCHASE AGREEMENT IS THROUGH PARTICIPATION IN A TRI-PARTY ARRANGEMENT.

GLOSSARY:
ADR--AMERICAN DEPOSITARY RECEIPT.

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/ALLIANCE LARGE CAP CORE PORTFOLIO
PORTFOLIO MANAGER'S COMMENTARY - DECEMBER 31, 2005
--------------------------------------------------------------------------------

MARKET CONDITIONS

     During the fourth-quarter the S&P 500 Index rose approximately 2%, resulting in an increase of 5% for the year. The top performing sectors for the quarter were materials, financials, and industrials. Underperforming sectors for the quarter were energy, utilities and telecommunication services. The S&P 500 Index posted a 5% return for the year with energy, utilities, and financials leading the way while telecommunication services, consumer discretionary and the technology sectors lagged the Index.

     With the Fed raising rates and commodity prices racing to new highs many market participants have focused their fears on inflation. We have taken a different view. Based on the drop in U.S. leading indicators, a nearly inverted yield curve, a cooling off of the housing market and continued fierce global competition, we believe that core CPI will not rise much above its current low rate of 2.1%.

     The year-to-year change in Leading Indicators has taken a noticeable downturn. This indicator has historically been a good gauge of future economic strength and we are keeping a close eye on its movement.

     As of year-end, the yield on the two-year Treasury note roughly equaled the yield on the 10-year Treasury bond. In the past, when short term interest rates have surpassed longer term interest rates it has often provided a good signal that economic growth is in the process of slowing.

     We believe the housing market is slowing. In late November existing home sales took a decided turn for the worse and in late December new home sales came in well below estimates. Weighing in on the side of weakness, the Fed has raised short term rates 325 basis points to 4.25% and 30 year mortgage rates are above 6%. Moreover, banks appear to be tightening their lending standards in response to increased pressure from regulators to curtail "exotic" loan growth. Over the past few years the U.S. consumer has capitalized on the increase in the value of his home by borrowing against it. As borrowing costs have risen and home price appreciation slows, consumers will reduce the amount they borrow against their home.

     While the indicators above lead us to believe that economic growth is slowing, another force against inflation is perhaps more potent: fierce global competition. As the U.S. economy has largely deregulated and free trade has increased globally, competition has increased, containing inflation despite soaring energy prices. With the trend of globalization driving competition and technological advances driving productivity, more and more products trade as if they are commodities, with the sale going to the low cost provider.

     Once core CPI inflation drops below 2%, the Fed is likely to pause its policy of raising rates, buoying the equity market. In the meantime we will monitor our "real time" economic indicators, commodity prices and bond yield spreads, which at this moment are giving us two very different reads on the outlook for inflation. We anticipate that commodity prices will capitulate, confirming that inflation is under solid control.

FACTORS AFFECTING THE PORTFOLIO'S PERFORMANCE

     The Portfolio's fourth-quarter return of approximately 4% outperformed the S&P 500 Index. This out performance was mostly driven by individual stock selection with Monsanto, Wynn, Yahoo! and Adobe contributing most to performance. Stocks that took away from performance in the quarter were XM Satellite Radio, FPL Group, Duke Energy and Apollo. Underweight in energy, a sector that underperformed the Index during the fourth-quarter, was the largest sector contributor. We continue to believe that decreased demand due to a slowing global economy and increased supply led by increased investment in exploration will cause prices to fall from current levels. Underweight in financial shares detracted from performance during the fourth-quarter as financial shares posted solid, above benchmark returns. For the period July 1, 2005 through December 31, 2005, our overweight position in information technology has been the largest sector contributor, while our above market weight in consumer discretionary was the largest sector detractor from performance. Amazon, Advanced Micro

================================================================================
Devices, Qualcomm and eBay have been this years top performers, while Avon (a position we exited in September), Apollo, XM Satellite and Juniper Networks have been our largest underperformers.

     THE PRECEDING COMMENTARY WAS PREPARED BY THE PORTFOLIO'S SUB-ADVISOR, ALLIANCE CAPITAL MANAGEMENT.

----------
       THE DISCUSSION ABOVE CONCERNS PORTFOLIO ACTIVITY FROM JULY 1, 2005 TO DECEMBER 31, 2005. ON JULY 1, 2005, ALLIANCE CAPITAL MANAGEMENT TOOK OVER MANAGEMENT OF THIS PORTFOLIO, WHICH HAD BEEN MANAGED FORMERLY BY INVESCO-NATIONAL ASSET MANAGEMENT. THE PORTFOLIO'S NAME WAS CHANGED FROM ROSZEL/INVESCO-NAM LARGE CAP CORE PORTFOLIO TO ROSZEL/ALLIANCE LARGE CAP CORE PORTFOLIO. SIGNIFICANT CHANGES TO THE INVESCO-INVESTMENT MANAGEMENT TEAM WERE THE CAUSES FOR THIS ACTION.

       IN THE PERIOD BEFORE THE MANAGEMENT CHANGE, FROM JANUARY 1, 2005 THROUGH JUNE 30, 2005, THE PORTFOLIO LOST 3.5%, AS ITS BENCHMARK, THE S&P 500 INDEX, LOST 0.8%. RELATIVE PERFORMANCE SUFFERED MOST FROM A SIGNIFICANT UNDERWEIGHT IN THE STRONG PERFORMING ENERGY SECTOR. FINANCIALS ALSO HURT, WITH DECLINES IN AIG AND FNMA BEING MOST PROBLEMATIC. THE BIGGEST POSITIVE CONTRIBUTION, RELATIVE TO THE BENCHMARK, RESULTED FROM THE AVOIDANCE OF ANY HOLDINGS IN THE WEAK TELECOMMUNICATIONS SECTOR.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/ALLIANCE LARGE CAP CORE PORTFOLIO
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION*
--------------------------------------------------------------------------------

[CHART]

TOTAL RETURNS BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                   ROSZEL/ALLIANCE
                LARGE CAP CORE PORTFOLIO     S&P 500 INDEX
  7/1/2002             $ 10,000                $ 10,000
12/31/2002             $  8,880                $  8,970
12/31/2003             $ 11,093                $ 11,544
12/31/2004             $ 11,515                $ 12,800
12/31/2005             $ 12,442                $ 13,428

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                                                     SINCE
                                                      ONE YEAR     INCEPTION+
                                                     ----------    ----------
Roszel/Alliance Large Cap Core Portfolio^ ........      8.04%         6.44%
S&P 500 Index ....................................      4.91%         8.79%

----------
*    SEE NOTES TO PERFORMANCE INFORMATION.
+    JULY 1, 2002.
^ AS OF JULY 1, 2005 ALLIANCE CAPITAL MANAGEMENT ASSUMED RESPONSIBILITY FOR SUB-ADVISING THIS PORTFOLIO AND THE PORTFOLIO'S NAME WAS CHANGED FROM ROSZEL/INVESCO-NAM LARGE CAP CORE PORTFOLIO TO ROSZEL/ALLIANCE LARGE CAP CORE PORTFOLIO.

PORTFOLIO SUMMARY
AS OF DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                                           PERCENTAGE
TOP TEN HOLDINGS**                                        OF NET ASSETS
-------------------------------------------------------   -------------
General Electric Co. ..................................        3.9%
KLA-Tencor Corp. ......................................        3.1
Applera Corp. - Applied Biosystems Group ..............        3.1
eBay, Inc. ............................................        3.0
Amazon.Com, Inc. ......................................        2.8
Monsanto Co. ..........................................        2.8
Yahoo!, Inc. ..........................................        2.7
Juniper Networks, Inc. ................................        2.6
QUALCOMM, Inc. ........................................        2.6
Gilead Sciences, Inc. .................................        2.5
                                                          -------------
  Total                                                       29.1%

                                                           PERCENTAGE
HOLDINGS BY SECTOR                                        OF NET ASSETS
-------------------------------------------------------   -------------
Information Technology ................................       29.2%
Consumer Discretionary ................................       20.4
Financials ............................................       15.2
Health Care ...........................................       12.6
Industrials ...........................................        5.3
Consumer Staples ......................................        3.6
Materials .............................................        2.7
Utilities .............................................        2.5
Telecommunication Services ............................        2.4
Energy ................................................        1.4
Other# ................................................        4.7
                                                          -------------
  Total                                                      100.0%

----------
**   EXCLUDING SHORT-TERM SECURITIES AND/OR CASH EQUIVALENTS.
#    OTHER INCLUDES SHORT-TERM SECURITIES AND OTHER LIABILITIES IN EXCESS OF
     ASSETS.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/ALLIANCE LARGE CAP CORE PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2005  (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                            SHARES      VALUE
                                                          ---------   ----------
COMMON STOCKS--95.3%
CONSUMER DISCRETIONARY--20.4%
AUTO COMPONENTS--0.9%
Johnson Controls, Inc. ................................         231   $   16,842
                                                                      ----------
AUTOMOBILES--1.6%
Toyota Motor Corp., ADR ...............................         290       30,340
                                                                      ----------
COMMERCIAL SERVICES & SUPPLIES--1.7%
Apollo Group, Inc. (Class A) * ........................         534       32,286
                                                                      ----------
HOTELS, RESTAURANTS & LEISURE--2.4%
Wynn Resorts Ltd. * ...................................         817       44,812
                                                                      ----------
INTERNET & CATALOG RETAIL--5.9%
Amazon.Com, Inc. * ....................................       1,119       52,761
eBay, Inc. * ..........................................       1,313       56,787
                                                                      ----------
                                                                         109,548
                                                                      ----------
MEDIA--3.0%
Walt Disney Co. .......................................         920       22,052
XM Satellite Radio Holdings, Inc. (Class A) * .........       1,257       34,291
                                                                      ----------
                                                                          56,343
                                                                      ----------
MULTILINE RETAIL--2.1%
Kohl's Corp. * ........................................         815       39,609
                                                                      ----------
SPECIALTY RETAIL--2.8%
Best Buy Co., Inc. ....................................         800       34,784
Tiffany & Co. .........................................         450       17,231
                                                                      ----------
                                                                          52,015
                                                                      ----------
  TOTAL CONSUMER DISCRETIONARY ........................                  381,795
                                                                      ----------
CONSUMER STAPLES--3.6%
FOOD PRODUCTS--1.2%
Wm. Wrigley Jr. Co. ...................................         345       22,939
                                                                      ----------
HOUSEHOLD PRODUCTS--2.4%
Procter & Gamble Co. ..................................         763       44,163
                                                                      ----------
  TOTAL CONSUMER STAPLES ..............................                   67,102
                                                                      ----------
ENERGY--1.4%
ENERGY EQUIPMENT & SERVICES--1.4%
Schlumberger Ltd. .....................................         263       25,550
                                                                      ----------
FINANCIALS--15.2%
CAPITAL MARKETS--5.3%
Charles Schwab Corp. (The) ............................       2,153       31,584
Legg Mason, Inc. ......................................         290       34,710
Northern Trust Corp. ..................................         630       32,647
                                                                      ----------
                                                                          98,941
                                                                      ----------
COMMERCIAL BANKS--1.1%
Bank of America Corp. .................................         430       19,845
                                                                      ----------
CONSUMER FINANCE--1.9%
American Express Co. ..................................         691   $   35,559
                                                                      ----------
DIVERSIFIED FINANCIAL SERVICES--3.7%
Ameritrade Holding Corp. * ............................       1,652       39,648
Chicago Mercantile Exchange Holdings, Inc. ............          80       29,399
                                                                      ----------
                                                                          69,047
                                                                      ----------
INSURANCE--3.2%
ACE Ltd. ..............................................         645       34,469
Aflac, Inc. ...........................................         555       25,763
                                                                      ----------
                                                                          60,232
                                                                      ----------
  TOTAL FINANCIALS ....................................                  283,624
                                                                      ----------
HEALTH CARE--12.6%
BIOTECHNOLOGY--9.0%
Amgen, Inc. * .........................................         355       27,995
Applera Corp. - Applied Biosystems Group ..............       2,172       57,688
Genentech, Inc. * .....................................         385       35,613
Gilead Sciences, Inc. * ...............................         892       46,946
                                                                      ----------
                                                                         168,242
                                                                      ----------
PHARMACEUTICALS--3.6%
Forest Laboratories, Inc. * ...........................         634       25,791
Roche Holding AG, ADR .................................         252       18,925
Teva Pharmaceutical Industries Ltd., ADR ..............         504       21,677
                                                                      ----------
                                                                          66,393
                                                                      ----------
  TOTAL HEALTH CARE ...................................                  234,635
                                                                      ----------
INDUSTRIALS--5.3%
CONSTRUCTION & ENGINEERING--1.4%
Fluor Corp. ...........................................         354       27,350
                                                                      ----------
INDUSTRIAL CONGLOMERATES--3.9%
General Electric Co. ..................................       2,075       72,729
                                                                      ----------
  TOTAL INDUSTRIALS ...................................                  100,079
                                                                      ----------
INFORMATION TECHNOLOGY--29.2%
COMMUNICATIONS EQUIPMENT--6.2%
Corning, Inc. * .......................................         930       18,284
Juniper Networks, Inc. * ..............................       2,193       48,904
QUALCOMM, Inc. ........................................       1,110       47,819
                                                                      ----------
                                                                         115,007
                                                                      ----------
COMPUTERS & PERIPHERALS--4.1%
Network Appliance, Inc. * .............................       1,730       46,710
Sun Microsystems, Inc. * ..............................       7,240       30,336
                                                                      ----------
                                                                          77,046
                                                                      ----------
INTERNET SOFTWARE & SERVICES--3.8%
Google, Inc. (Class A) * ..............................          50       20,743
Yahoo!, Inc. * ........................................       1,271       49,798
                                                                      ----------
                                                                          70,541
                                                                      ----------

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/ALLIANCE LARGE CAP CORE PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2005 (CONCLUDED)    (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                            SHARES      VALUE
                                                          ---------   ----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--9.1%
Advanced Micro Devices, Inc. * ........................       1,357   $   41,524
Broadcom Corp. (Class A) * ............................         826       38,946
KLA-Tencor Corp. ......................................       1,179       58,160
Marvell Technology Group Ltd. * .......................         557       31,242
                                                                      ----------
                                                                         169,872
                                                                      ----------
SOFTWARE--6.0%
Adobe Systems, Inc. ...................................       1,081       39,954
Autodesk, Inc. ........................................         925       39,728
SAP AG, ADR ...........................................         727       32,766
                                                                      ----------
                                                                         112,448
                                                                      ----------
  TOTAL INFORMATION TECHNOLOGY ........................                  544,914
                                                                      ----------

MATERIALS--2.7%
CHEMICALS--2.7%
Monsanto Co. ..........................................         665       51,558
                                                                      ----------

TELECOMMUNICATION SERVICES--2.4%
DIVERSIFIED TELECOMMUNICATION SERVICES--2.4%
Sprint Nextel Corp. ...................................       1,900       44,384
                                                                      ----------

UTILITIES--2.5%
ELECTRIC UTILITIES--2.5%
American Electric Power Co. ...........................         750       27,817
FPL Group, Inc. .......................................         448       18,619
                                                                      ----------
  TOTAL UTILITIES .....................................                   46,436
                                                                      ----------
TOTAL COMMON STOCKS
(Cost--$1,590,447) ....................................                1,780,077
                                                                      ----------

                                                          PRINCIPAL
                                                           AMOUNT       VALUE
                                                          ---------   ----------
SHORT-TERM SECURITIES--5.4%
REPURCHASE AGREEMENT **--5.4%
Nomura Securities International, Inc.,
  3.89%, dated 12/30/05, due 01/03/06,
  total to be received $101,502
  (Cost--$101,458) ....................................    $101,458   $  101,458
                                                                      ----------
TOTAL INVESTMENTS--100.7%
(Cost--$1,691,905) ....................................                1,881,535

OTHER LIABILITIES IN EXCESS OF ASSETS--(0.7)% .........                  (14,243)
                                                                      ----------
NET ASSETS--100.0% ....................................               $1,867,292
                                                                      ==========

----------
*    NON-INCOME PRODUCING SECURITY.
** THE REPURCHASE AGREEMENT IS FULLY COLLATERALIZED BY U.S. GOVERNMENT AND/OR AGENCY OBLIGATIONS BASED ON MARKET PRICES AT THE DATE OF THIS PORTFOLIO. THE INVESTMENT IN THE REPURCHASE AGREEMENT IS THROUGH PARTICIPATION IN A TRI-PARTY ARRANGEMENT.

GLOSSARY:
ADR--AMERICAN DEPOSITARY RECEIPT.

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/LOOMIS SAYLES LARGE CAP GROWTH PORTFOLIO
PORTFOLIO MANAGER'S COMMENTARY - DECEMBER 31, 2005
--------------------------------------------------------------------------------

MARKET CONDITIONS

     The overall equity market only posted a meager return as investors attempted to dodge many bullets thrown at them throughout the course of the year. US equity markets advanced for the third consecutive quarter, with growth stocks outperforming value stocks. In addition to the effects of the hurricanes in the Gulf, investors had to digest the impact of higher energy prices, rising short-term interest rates and the impact of these events on consumer spending and overall economic growth. Despite the effect these factors had on the equity markets in 2005, the overall environment for equities remains favorable heading into 2006. In our opinion, economic indicators remain stable, interest rate hikes by the Federal Reserve will most likely cease, capital spending is poised to accelerate, and overall corporate profit growth remains strong.

FACTORS AFFECTING THE PORTFOLIO'S PERFORMANCE

     We invested in certain natural gas companies that were experiencing strong unit and volume growth as opposed to investing solely in gas companies benefiting from elevated natural gas prices. We also eliminated our position in homebuilders as it became apparent that the Federal Reserve was going to continue hiking interest rates throughout the remainder of the year, which could impact the housing market.

     Our style/process of bottom-up earnings based growth had a positive impact on relative performance for the period from July 1, 2005 through December 31, 2005 with the majority of excess return coming from stock selection. Stock selection in the financial services, consumer discretionary and information technology sectors were the strongest contributors to outperformance. Financials was driven by the performance of MOODY'S INVESTORS SERVICE and CHICAGO MERCANTILE EXCHANGE HOLDINGS. MOODY'S continued to benefit from strong growth in its structured finance business as well as solid growth overseas. CHICAGO MERCANTILE rallied in July as new pricing initiatives, coupled with stronger-than-expected trading volume led some analysts to raises earnings estimates.

     The consumer discretionary sector was steered by GOOGLE, INC. GOOGLE continues to be the leader in Internet paid-search advertising. The company's earnings and revenue forecasts continued to accelerate throughout the year and more is expected in 2006 as the majority of incremental ad spending is targeted towards the Internet instead of traditional media outlets.

     APPLE COMPUTER led the information technology sector. APPLE COMPUTER continues to benefit from stellar sales of its iPod line-up. The company recently launched new versions of its iPod offerings, the Nano, which is replacing the iPod Mini, the iPod Shuffle, and the new flagship iPod, which can play videos and music.

     The producer durables and energy sectors had a marginal negative impact on performance from July 1, 2005 through December 31, 2005. Within producer durables, TOLL BROTHERS and KB HOME fell as rising interest rates coupled with moderating home price trends and rising material costs all negatively impacted the stock. In energy, CHESAPEAKE ENERGY CORPORATION was our worst performer. CHESAPEAKE, like the majority of energy companies, fell as commodity prices began to fall and the warmer-than-expected weather in the northeast limited the draw down of heating oil and natural gas supplies.

     Additional stocks that had a negative impact on the Portfolio were STRYKER AND AMERICAN EAGLE OUTFITTERS had the largest negative impact on performance for the period. STRYKER fell as orthopedic sales growth was weak and pricing pressures in the orthopedic market grew stronger. TOLL BROTHERS also fell as the cost of materials increased, home prices began to level and interest rates rose. AMERICAN EAGLE OUTFITTERS suffered a set back after earnings were weak due to softer-than-expected sales.

     The Portfolio continues to be positioned in companies displaying leadership qualities and strong fundamentals within their respective industries. We continue to pay close attention to the Federal Reserve's action, inflationary trends and the impact that these factors can have on the overall health of the economy.

================================================================================
THE PRECEDING COMMENTARY WAS PREPARED BY THE PORTFOLIO'S SUB-ADVISOR, LOOMIS SAYLES & CO.

----------
     THE DISCUSSION ABOVE CONCERNS PORTFOLIO ACTIVITY FROM JULY 1, 2005 TO DECEMBER 31, 2005. ON JULY 1, 2005, LOOMIS SAYLES & CO. ASSUMED RESPONSIBILITY FOR THE MANAGEMENT OF THIS PORTFOLIO, WHICH HAD BEEN MANAGED FORMERLY BY NICHOLAS-APPLEGATE CAPITAL MANAGEMENT ("NACM"). THE PORTFOLIO'S NAME WAS CHANGED FROM ROSZEL/NICHOLAS-APPLEGATE LARGE CAP GROWTH PORTFOLIO TO ROSZEL/LOOMIS SAYLES LARGE CAP GROWTH PORTFOLIO. CHANGES TO THE PORTFOLIO MANAGEMENT TEAM AT NACM AND CONCERNS OVER THE PORTFOLIO'S PERFORMANCE SINCE INCEPTION WERE THE REASONS FOR MAKING THE CHANGE.

     IN THE PERIOD PRIOR TO THE CHANGE FROM JANUARY 1, 2005 THROUGH JUNE 30, 2005, THE PORTFOLIO LOST 0.2% AS ITS BENCHMARK, THE RUSSELL 1000 GROWTH INDEX LOST 1.7%. THE PORTFOLIO DID VERY WELL WITH ITS HEALTH CARE SELECTIONS, DRIVEN PRIMARILY BY BIG ADVANCES IN GENENTECH, AETNA US HEALTHCARE, GILEAD SCIENCES AND UNITEDHEALTH GROUP, WHICH ALL PERFORMED MUCH BETTER THAN THE SECTOR OVERALL. THE PORTFOLIO'S EXPOSURE TO INDUSTRIALS HAD THE BIGGEST NEGATIVE IMPACT ON RELATIVE PERFORMANCE, WITH UNITED PARCEL SERVICE AND DANAHER HAVING THE LARGEST NEGATIVE IMPACT.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/LOOMIS SAYLES LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION*
--------------------------------------------------------------------------------

[CHART]

TOTAL RETURNS BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

             ROSZEL/LOOMIS SAYLES LARGE CAP
                    GROWTH PORTFOLIO          S&P 500 INDEX   RUSSELL 1000 GROWTH INDEX
7/1/2002              $ 10,000                  $ 10,000              $ 10,000
12/31/2002            $  8,910                  $  8,970              $  9,102
12/31/2003            $ 11,175                  $ 11,544              $ 11,811
12/31/2004            $ 12,148                  $ 12,800              $ 12,555
12/31/2005            $ 13,398                  $ 13,428              $ 13,216

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                                                                       SINCE
                                                                         ONE YEAR    INCEPTION+
                                                                         --------    ---------
Roszel/Loomis Sayles Large Cap Growth Portfolio^ .....................    10.29%       8.71%
S&P 500 Index ........................................................     4.91%       8.79%
Russell 1000 Growth Index ............................................     5.27%       8.29%

----------
*   SEE NOTES TO PERFORMANCE INFORMATION.
+   JULY 1, 2002.
^ AS OF JULY 1, 2005 LOOMIS, SAYLES & CO. ASSUMED RESPONSIBILITY FOR SUB-ADVISING THIS PORTFOLIO AND THE PORTFOLIO'S NAME WAS CHANGED FROM ROSZEL/NICHOLAS-APPLEGATE LARGE CAP GROWTH PORTFOLIO TO ROSZEL/LOOMIS SAYLES LARGE CAP GROWTH PORTFOLIO.

PORTFOLIO SUMMARY
AS OF DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                            PERCENTAGE
TOP TEN HOLDINGS**                         OF NET ASSETS
----------------------------------------   -------------
Google, Inc. (Class A) .................        5.2%
Apple Computer, Inc. ...................        4.2
UnitedHealth Group, Inc. ...............        3.9
Franklin Resources, Inc. ...............        3.3
Yahoo!, Inc. ...........................        3.3
Caremark Rx, Inc. ......................        3.2
Legg Mason, Inc. .......................        3.2
Genentech, Inc. ........................        2.9
Medtronic, Inc. ........................        2.9
Coach, Inc. ............................        2.8
                                           -------------
  Total                                        34.9%

                                            PERCENTAGE
HOLDINGS BY SECTOR                         OF NET ASSETS
----------------------------------------   -------------
Information Technology .................       33.4%
Health Care ............................       25.8
Financials .............................       18.9
Consumer Discretionary .................       14.3
Consumer Staples .......................        3.7
Industrials ............................        3.4
Energy .................................        1.9
Other# .................................       (1.4)
                                           -------------
  Total                                       100.0%

----------
**  EXCLUDING SHORT-TERM SECURITIES AND/OR CASH EQUIVALENTS.
#   OTHER INCLUDES SHORT-TERM SECURITIES AND OTHER LIABILITIES IN EXCESS OF
    ASSETS.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/LOOMIS SAYLES LARGE CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2005                (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                       SHARES            VALUE
                                                     ----------        ---------
COMMON STOCKS--101.4%
CONSUMER DISCRETIONARY--14.3%
HOTELS, RESTAURANTS & LEISURE--1.6%
Starbucks Corp. * ................................          700        $  21,007
                                                                       ---------
INTERNET & CATALOG RETAIL--1.8%
eBay, Inc. * .....................................          575           24,869
                                                                       ---------
MEDIA--1.7%
Getty Images, Inc. * .............................          253           22,585
                                                                       ---------
MULTILINE RETAIL--1.4%
Target Corp. .....................................          350           19,240
                                                                       ---------
SPECIALTY RETAIL--5.0%
Chico's FAS, Inc. * ..............................          491           21,570
Lowe's Cos., Inc. ................................          500           33,330
Urban Outfitters, Inc. * .........................          475           12,022
                                                                       ---------
                                                                          66,922
                                                                       ---------
TEXTILES, APPAREL & LUXURY
  GOODS--2.8%
Coach, Inc. * ....................................        1,112           37,074
                                                                       ---------
  TOTAL CONSUMER DISCRETIONARY ...................                       191,697
                                                                       ---------
CONSUMER STAPLES--3.7%
BEVERAGES--2.1%
PepsiCo, Inc. ....................................          475           28,063
                                                                       ---------
FOOD & STAPLES RETAILING--1.6%
Whole Foods Market, Inc. .........................          290           22,443
                                                                       ---------
  TOTAL CONSUMER STAPLES .........................                        50,506
                                                                       ---------
ENERGY--1.9%
OIL & GAS--1.9%
Southwestern Energy Co. * ........................          400           14,376
XTO Energy, Inc. .................................          269           11,820
                                                                       ---------
  TOTAL ENERGY ...................................                        26,196
                                                                       ---------
FINANCIALS--18.9%
CAPITAL MARKETS--10.7%
Franklin Resources, Inc. .........................          475           44,655
Goldman Sachs Group, Inc. ........................          200           25,542
Legg Mason, Inc. .................................          360           43,088
Lehman Brothers Holdings, Inc. ...................          118           15,124
T. Rowe Price Group, Inc. ........................          205           14,766
                                                                       ---------
                                                                         143,175
                                                                       ---------
DIVERSIFIED FINANCIAL SERVICES--5.6%
Ameritrade Holding Corp. * .......................          825           19,800
Chicago Mercantile Exchange
  Holdings, Inc. .................................           55           20,212
Moody's Corp. ....................................          581           35,685
                                                                       ---------
                                                                          75,697
                                                                       ---------
INSURANCE--1.1%
Prudential Financial, Inc. .......................          201           14,711
                                                                       ---------
REAL ESTATE--1.5%
CB Richard Ellis Services, Inc.
  (Class A) * ....................................          350        $  20,598
                                                                       ---------
  TOTAL FINANCIALS ...............................                       254,181
                                                                       ---------
HEALTH CARE--25.8%
BIOTECHNOLOGY--5.9%
Amgen, Inc. * ....................................          250           19,715
Genentech, Inc. * ................................          421           38,942
Gilead Sciences, Inc. * ..........................          400           21,052
                                                                       ---------
                                                                          79,709
                                                                       ---------
HEALTH CARE EQUIPMENT &
  SUPPLIES--6.7%
Medtronic, Inc. ..................................          675           38,860
St. Jude Medical, Inc. * .........................          579           29,066
Zimmer Holdings, Inc. * ..........................          325           21,918
                                                                       ---------
                                                                          89,844
                                                                       ---------
HEALTH CARE PROVIDERS &
  SERVICES--13.2%
Aetna, Inc. ......................................          361           34,046
Caremark Rx, Inc. * ..............................          840           43,504
Express Scripts, Inc. * ..........................          250           20,950
UnitedHealth Group, Inc. .........................          852           52,943
WellPoint, Inc. * ................................          313           24,974
                                                                       ---------
                                                                         176,417
                                                                       ---------
  TOTAL HEALTH CARE ..............................                       345,970
                                                                       ---------
INDUSTRIALS--3.4%
COMMERCIAL SERVICES &
  SUPPLIES--1.3%
Monster Worldwide, Inc. * ........................          425           17,348
                                                                       ---------
INDUSTRIAL CONGLOMERATES--2.1%
General Electric Co. .............................          799           28,005
                                                                       ---------
  TOTAL INDUSTRIALS ..............................                        45,353
                                                                       ---------
INFORMATION TECHNOLOGY--33.4%
COMMUNICATIONS EQUIPMENT--8.3%
Corning, Inc. * ..................................        1,480           29,097
Juniper Networks, Inc. * .........................          700           15,610
Motorola, Inc. ...................................        1,450           32,755
QUALCOMM, Inc. ...................................          773           33,301
                                                                       ---------
                                                                         110,763
                                                                       ---------
COMPUTERS & PERIPHERALS--8.3%
Apple Computer, Inc. * ...........................          787           56,577
Hewlett-Packard Co. ..............................        1,125           32,209
SanDisk Corp. * ..................................          350           21,987
                                                                       ---------
                                                                         110,773
                                                                       ---------
INTERNET SOFTWARE & SERVICES--8.5%
Google, Inc. (Class A) * .........................          168           69,696
Yahoo!, Inc. * ...................................        1,138           44,587
                                                                       ---------
                                                                         114,283
                                                                       ---------

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/LOOMIS SAYLES LARGE CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2005 (CONCLUDED)    (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                       SHARES            VALUE
                                                     ----------        ---------
IT SERVICES--2.3%
Cognizant Technology Solutions
  Corp., (Class A) * .............................          359        $  18,076
Paychex, Inc. ....................................          350           13,342
                                                                       ---------
                                                                          31,418
                                                                       ---------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT--2.1%
Advanced Micro Devices, Inc. * ...................          500           15,300
Intel Corp. ......................................          525           13,104
                                                                       ---------
                                                                          28,404
                                                                       ---------
SOFTWARE--3.9%
Adobe Systems, Inc. ..............................          700           25,872
Microsoft Corp. ..................................        1,025           26,804
                                                                       ---------
                                                                          52,676
                                                                       ---------
  TOTAL INFORMATION TECHNOLOGY ...................                       448,317
                                                                       ---------
TOTAL COMMON STOCKS
(Cost--$1,223,333) ...............................                     1,362,220
                                                                       ---------

                                                     PRINCIPAL
                                                       AMOUNT            VALUE
                                                     ----------       ----------
SHORT-TERM SECURITIES--23.9%
REPURCHASE AGREEMENT **--23.9%
Nomura Securities International,
  Inc., 3.89%, dated 12/30/05,
  due 01/03/06, total to be
  received $320,464
  (Cost--$320,326) ...............................     $320,326       $  320,326
                                                                      ----------
TOTAL INVESTMENTS--125.3%
(Cost--$1,543,659) ...............................                     1,682,546
OTHER LIABILITIES IN EXCESS OF
  ASSETS--(25.3)% ................................                      (339,879)
                                                                      ----------
NET ASSETS--100.0% ...............................                    $1,342,667
                                                                      ==========

----------
*   NON-INCOME PRODUCING SECURITY.
** THE REPURCHASE AGREEMENT IS FULLY COLLATERALIZED BY U.S. GOVERNMENT AND/OR AGENCY OBLIGATIONS BASED ON MARKET PRICES AT THE DATE OF THIS PORTFOLIO. THE INVESTMENT IN THE REPURCHASE AGREEMENT IS THROUGH PARTICIPATION IN A TRI-PARTY ARRANGEMENT.

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/RITTENHOUSE LARGE CAP GROWTH PORTFOLIO
PORTFOLIO MANAGER'S COMMENTARY - DECEMBER 31, 2005
--------------------------------------------------------------------------------

MARKET CONDITIONS

     During 2005, the U.S. economy withstood the impact of hurricane-related disruptions and a dramatic rise in energy costs with surprising equanimity. Gross domestic product expanded at an annual rate in excess of three percent despite eight successive rate hikes by the Federal Reserve, oil prices peaking above $70/barrel and worries related to a bubbling housing market. 2005 marked the fourth consecutive year of economic expansion for the U.S. American Consumers were the biggest contributor to the ongoing growth despite predictions that their spending was likely to be curtailed. For the first year since 1933, the personal savings rate plunged into negative territory. Americans spent more money than they earned, fueled in part by home equity loans and mortgage refinancings. This is an unsustainable trend and will likely lead to slower consumer spending in 2006. Nonetheless, we believe growth in employment and in aggregate income will confound those who look for a collapse in consumer spending. Capital spending by corporations continues to be a positive contributor to growth as spending on equipment remains strong. We expect this will continue as corporate balance sheets, cash flows and profit margins remain healthy. Importantly, inflation remains benign despite fears that higher oil and commodity prices would stoke inflation. Productivity growth has acted to counterbalance inflationary pressures and currently the three-year moving average of corporate sector productivity is at a post-World War II high. While the Federal Reserve remains vigilant to wage pressures, the likelihood remains high that the end of their tightening phase is drawing near.

FACTORS AFFECTING THE PORTFOLIO'S PERFORMANCE

     The Roszel/Rittenhouse Large Cap Growth Portfolio trailed its benchmark, the S&P 500 Index, for the full-year 2005. Our investment style which emphasizes large growth companies with relatively low cyclicality of earnings was out of step with what worked best this year. For the sixth year in a row smaller companies outperformed larger companies. This was evident in the lagging performance generated by the S&P 100 relative to the overall S&P 500. The S&P 100 represents the 100 largest companies within the S&P 500 Index. In a similar vein, growth investment styles tended to underperform relative to value styles. Both the S&P 500/Barra Growth Index and the Russell 1000 Growth Index, two proxy benchmarks for large capitalization growth stocks, delivered inferior results in comparison to their value stock counterpart indices. Our emphasis on high quality companies was an additional factor affecting performance. During 2005, high quality stocks underperformed low quality stocks in eight of the ten S&P Global Industry Standards (GICS) Sectors. Encouragingly, higher quality companies showed improved performance relative to their low quality counterparts during the final quarter of the year. This was the first quarter since September 2002 that A+ rated stocks have outperformed lower rated stocks. From a sector perspective, the largest detriment to performance resulted from our underweight position in the top-performing energy sector and our overweight position in the weak performing technology sector. Strong relative stock selection in the health care and consumer discretionary sectors contributed positively to performance. We are optimistic as we look forward in 2006. After three years of above-trend corporate earnings growth we anticipate solid but more moderate growth ahead. Periods of decelerating earnings typically favor large, high quality companies that can sustain earnings growth faster than the broad market. Value and small capitalization stocks have outperformed for six years but we believe relative earnings power and valuations augur for solid performance in the high quality, large capitalization growth stock arena.

     THE PRECEDING COMMENTARY WAS PREPARED BY THE PORTFOLIO'S SUB-ADVISOR, RITTENHOUSE ASSET MANAGEMENT, INC.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/RITTENHOUSE LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION*
--------------------------------------------------------------------------------

[CHART]

TOTAL RETURNS BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                ROSZEL/RITTENHOUSE LARGE CAP
                      GROWTH PORTFOLIO                      S&P 500 INDEX
7/1/2002                  $ 10,000                             $ 10,000
12/31/2002                $  9,110                             $  8,970
12/31/2003                $ 10,888                             $ 11,544
12/31/2004                $ 11,331                             $ 12,800
12/31/2005                $ 11,369                             $ 13,428

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                                                                       SINCE
                                                                         ONE YEAR    INCEPTION+
                                                                         --------    ---------
Roszel/Rittenhouse Large Cap Growth Portfolio ........................     0.33%       3.73%
S&P 500 Index ........................................................     4.91%       8.79%

----------
*   SEE NOTES TO PERFORMANCE INFORMATION.
+   JULY 1, 2002.

PORTFOLIO SUMMARY
AS OF DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                            PERCENTAGE
TOP TEN HOLDINGS**                         OF NET ASSETS
----------------------------------------   -------------
General Electric Co. ...................        4.6%
Microsoft Corp. ........................        4.3
Wal-Mart Stores, Inc. ..................        3.7
Johnson & Johnson ......................        3.6
Medtronic, Inc. ........................        3.6
Oracle Corp. ...........................        3.6
Lowe's Cos., Inc. ......................        3.1
Dell, Inc. .............................        3.0
UnitedHealth Group, Inc. ...............        2.9
Amgen, Inc. ............................        2.9
                                           -------------
  Total                                        35.3%

                                            PERCENTAGE
HOLDINGS BY SECTOR                         OF NET ASSETS
----------------------------------------   -------------
Information Technology .................       21.2%
Health Care ............................       19.7
Consumer Discretionary .................       16.0
Consumer Staples .......................       12.1
Financials .............................       10.9
Industrials ............................       10.3
Energy .................................        2.9
Other# .................................        6.9
                                           -------------
  Total                                       100.0%

----------
**  EXCLUDING SHORT-TERM SECURITIES AND/OR CASH EQUIVALENTS.
#   OTHER INCLUDES SHORT-TERM SECURITIES AND OTHER ASSETS LESS LIABILITIES.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/RITTENHOUSE LARGE CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2005                (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                       SHARES            VALUE
                                                     ----------       ----------
COMMON STOCKS--93.1%
CONSUMER DISCRETIONARY--16.0%
HOTELS, RESTAURANTS & LEISURE--2.5%
Carnival Corp. ...................................        2,500       $  133,675
Starbucks Corp. * ................................        2,900           87,029
                                                                      ----------
                                                                         220,704
                                                                      ----------
MEDIA--3.9%
Omnicom Group, Inc. ..............................        1,100           93,643
Walt Disney Co. ..................................       10,300          246,891
                                                                      ----------
                                                                         340,534
                                                                      ----------
MULTILINE RETAIL--4.0%
Kohl's Corp. * ...................................        3,800          184,680
Target Corp. .....................................        3,000          164,910
                                                                      ----------
                                                                         349,590
                                                                      ----------
SPECIALTY RETAIL--5.6%
Bed Bath & Beyond, Inc. * ........................        6,000          216,900
Lowe's Cos., Inc. ................................        4,100          273,306
                                                                      ----------
                                                                         490,206
                                                                      ----------
  TOTAL CONSUMER DISCRETIONARY ...................                     1,401,034
                                                                      ----------
CONSUMER STAPLES--12.1%
BEVERAGES--1.5%
PepsiCo, Inc. ....................................        2,200          129,976
                                                                      ----------
FOOD & STAPLES RETAILING--6.2%
Sysco Corp. ......................................        7,100          220,455
Wal-Mart Stores, Inc. ............................        7,000          327,600
                                                                      ----------
                                                                         548,055
                                                                      ----------
HOUSEHOLD PRODUCTS--4.4%
Colgate-Palmolive Co. ............................        3,900          213,915
Procter & Gamble Co. .............................        2,900          167,852
                                                                      ----------
                                                                         381,767
                                                                      ----------
  TOTAL CONSUMER STAPLES .........................                     1,059,798
                                                                      ----------
ENERGY--2.9%
ENERGY EQUIPMENT &
  SERVICES--1.5%
Baker Hughes, Inc. ...............................        2,200          133,716
                                                                      ----------
OIL & GAS--1.4%
Total SA, ADR ....................................        1,000          126,400
                                                                      ----------
  TOTAL ENERGY ...................................                       260,116
                                                                      ----------
FINANCIALS--10.9%
CAPITAL MARKETS--2.9%
Bank of New York Co., Inc. (The) .................        4,400          140,140
Morgan Stanley ...................................        2,000          113,480
                                                                      ----------
                                                                         253,620
                                                                      ----------
COMMERCIAL BANKS--2.6%
Wells Fargo & Co. ................................        3,700          232,471
                                                                      ----------
DIVERSIFIED FINANCIAL SERVICES--2.8%
Citigroup, Inc. ..................................        5,000          242,650
                                                                      ----------
INSURANCE--2.6%
American International Group, Inc. ...............        3,300       $  225,159
                                                                      ----------
  TOTAL FINANCIALS ...............................                       953,900
                                                                      ----------
HEALTH CARE--19.7%
BIOTECHNOLOGY--2.9%
Amgen, Inc. * ....................................        3,200          252,352
                                                                      ----------
HEALTH CARE EQUIPMENT &
  SUPPLIES--3.6%
Medtronic, Inc. ..................................        5,500          316,635
                                                                      ----------
HEALTH CARE PROVIDERS &
  SERVICES--5.5%
Medco Health Solutions, Inc. * ...................        4,000          223,200
UnitedHealth Group, Inc. .........................        4,100          254,774
                                                                      ----------
                                                                         477,974
                                                                      ----------
PHARMACEUTICALS--7.7%
Eli Lilly & Co. ..................................        3,200          181,088
Johnson & Johnson ................................        5,300          318,530
Novartis AG, ADR .................................        3,300          173,184
                                                                      ----------
                                                                         672,802
                                                                      ----------
  TOTAL HEALTH CARE ..............................                     1,719,763
                                                                      ----------
INDUSTRIALS--10.3%
AEROSPACE & DEFENSE--3.3%
Honeywell International, Inc. ....................        4,700          175,075
United Technologies Corp. ........................        2,000          111,820
                                                                      ----------
                                                                         286,895
                                                                      ----------
COMMERCIAL SERVICES &
  SUPPLIES--1.0%
Cintas Corp. .....................................        2,200           90,596
                                                                      ----------
INDUSTRIAL CONGLOMERATES--4.6%
General Electric Co. .............................       11,400          399,570
                                                                      ----------
MACHINERY--1.4%
Illinois Tool Works, Inc. ........................        1,400          123,186
                                                                      ----------
  TOTAL INDUSTRIALS ..............................                       900,247
                                                                      ----------
INFORMATION TECHNOLOGY--21.2%
COMMUNICATIONS EQUIPMENT--4.6%
Cisco Systems, Inc. * ............................       13,800          236,256
QUALCOMM, Inc. ...................................        3,800          163,704
                                                                      ----------
                                                                         399,960
                                                                      ----------
COMPUTERS & PERIPHERALS--3.0%
Dell, Inc. * .....................................        8,700          260,913
                                                                      ----------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT--5.8%
Intel Corp. ......................................        7,900          197,184
Linear Technology Corp. ..........................        3,800          137,066
Texas Instruments, Inc. ..........................        5,400          173,178
                                                                      ----------
                                                                         507,428
                                                                      ----------

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/RITTENHOUSE LARGE CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2005 (CONCLUDED)    (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                       SHARES            VALUE
                                                     ----------       ----------
SOFTWARE--7.8%
Microsoft Corp. ..................................       14,400       $  376,560
Oracle Corp. * ...................................       25,600          312,576
                                                                      ----------
                                                                         689,136
                                                                      ----------
  TOTAL INFORMATION TECHNOLOGY ...................                     1,857,437
                                                                      ----------
TOTAL COMMON STOCKS
(Cost--$7,546,818) ................................                    8,152,295
                                                                      ----------

                                                     PRINCIPAL
                                                       AMOUNT            VALUE
                                                     ----------       ----------
SHORT-TERM SECURITIES--2.7%
REPURCHASE AGREEMENT **--2.7%
Nomura Securities International,
  Inc., 3.89%, dated 12/30/05,
  due 01/03/06, total to be
  received $236,430
  (Cost--$236,328) ...............................     $236,328       $  236,328
                                                                      ----------
TOTAL INVESTMENTS--95.8%
(Cost--$7,783,146) ...............................                     8,388,623
OTHER ASSETS LESS
  LIABILITIES--4.2% ..............................                       372,425
                                                                      ----------
NET ASSETS--100.0% ...............................                    $8,761,048
                                                                      ==========

----------
*   NON-INCOME PRODUCING SECURITY.

** THE REPURCHASE AGREEMENT IS FULLY COLLATERALIZED BY U.S. GOVERNMENT AND/OR AGENCY OBLIGATIONS BASED ON MARKET PRICES AT THE DATE OF THIS PORTFOLIO. THE INVESTMENT IN THE REPURCHASE AGREEMENT IS THROUGH PARTICIPATION IN A TRI-PARTY ARRANGEMENT.

GLOSSARY:
ADR--AMERICAN DEPOSITARY RECEIPT.

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/MARSICO LARGE CAP GROWTH PORTFOLIO
PORTFOLIO MANAGER'S COMMENTARY - DECEMBER 31, 2005
--------------------------------------------------------------------------------

MARKET CONDITIONS

     U.S. large capitalization equities posted modestly positive returns for the approximately six months in which Marsico Capital Management, LLC ("MCM") served as sub-advisor to the MLIG VIT Roszel/Marsico Large Capitalization Growth Portfolio. Equity markets were helped to some extent by good economic news - including stable long-term interest rates, constrained overall inflation, and generally stronger-than-expected GDP growth - as well as corporate profits that, in general, were considerably better than the consensus forecast at the start of the calendar year. However, plenty of challenges arose for investors, the main one possibly being ongoing uncertainty about how long the Federal Reserve would continue hiking short-term interest rates. Other factors that created an overhang for stocks included rising energy prices, two major hurricanes that struck the US Gulf Coast in a matter of weeks, fluctuating consumer and business confidence, concern about consumer discretionary spending, worries about housing markets, and geopolitical uncertainty - particularly in Iraq. At an economic sector level (GICS classification; Russell 1000 Growth Index), the "story" for the overall reporting period was Energy, which was by far the best-performing sector. Other areas of strength included Utilities, Telecommunications Services, Financials and Materials. Sector laggards included Consumer Discretionary, Consumer Staples, and Information Technology. At an industry level, the "places to be" were Transportation, Diversified Financials, and Insurance. Areas to avoid included Consumer Durables & Apparel and Food & Staples Retailing.

FACTORS AFFECTING THE PORTFOLIO'S PERFORMANCE

     For the period from July 1, 2005, MCM's inception date for managing the Portfolio, to the period ended December 31, 2005, the Portfolio outperformed its primary benchmark, the Russell 1000 Growth Index.

     Several factors emerged as positive contributors to the portfolio's performance. The most significant factor was stock selection in the information technology sector. Positions in Internet media company Google (+87%), Apple Computer (+41%), and mobile communications manufacturer QUALCOMM (+22%) were among the largest individual contributors in the second half of 2005. The Portfolio also benefited by maintaining an underweighted investment posture in the semiconductor & semi equipment industry group, which was a relatively weak performer for the benchmark index in the period with a -4% return. Stock selection and an overweighted posture in the transportation industry was another positive factor in performance. Positions such as railroad companies Burlington Northern Santa Fe Corp. (+36%) and Union Pacific (+18%) and express delivery service provider FedEx (+25%) were strong performers. Other individual contributors included health services provider UnitedHealth Group (+22%, the largest individual contributor in the reporting period), Utilities company TXU Corp. (+16% prior to being sold), and earth-moving equipment manufacturer Caterpillar (+15%).

     There were also a few factors that negatively impacted the Portfolio's performance. Specific holdings in the consumer discretionary sector, such as hotel and casino operator MGM Mirage (-16%), homebuilder MDC Corp. (-29%), retailer Target (-6%), restaurant chain operator YUM! Brands (-9%), Royal Caribbean Cruise (-12% prior to being sold), and Nike (-12% prior to being sold), combined to materially detract from the Portfolio's results. Maintaining an underweighted posture in the energy sector, the benchmark index's strongest-performing sector in the period with a +24% return, hurt the Portfolio. A specific holding in the Banks industry, home mortgage company Countrywide Financial, was a weak performer with a price decline of 11% prior to being sold. Other individual holdings that detracted from the Portfolio's performance included orthopedic device manufacturer Zimmer Holdings (-15%, the largest individual detractor), drug store chain CVS Corp. (-13%), and oil company Exxon Mobil (-6% prior to being sold).

     THE PRECEDING COMMENTARY WAS PREPARED BY THE PORTFOLIO'S SUB-ADVISOR, MARSICO CAPITAL MANAGEMENT, LLC.

================================================================================

----------
     THE DISCUSSION ABOVE CONCERNS PORTFOLIO ACTIVITY FROM JULY 1, 2005 TO DECEMBER 31, 2005. ON JULY 1, 2005, MARSICO CAPITAL MANAGEMENT TOOK OVER MANAGEMENT OF THIS PORTFOLIO, WHICH HAD BEEN MANAGED FORMERLY BY SENECA CAPITAL MANAGEMENT. THE PORTFOLIO'S NAME WAS CHANGED FROM ROSZEL/SENECA LARGE CAP GROWTH PORTFOLIO TO ROSZEL/MARSICO LARGE CAP GROWTH PORTFOLIO. SENECA WAS REPLACED AS A SUB-ADVISOR BECAUSE OF PERFORMANCE CONCERNS.

     IN THE PERIOD BEFORE THE MANAGEMENT CHANGE, FROM JANUARY 1, 2005 THROUGH JUNE 30, 2005, THE PORTFOLIO LOST 5.4%, AS ITS BENCHMARK, THE RUSSELL 1000 GROWTH INDEX, LOST 1.7%. THE HIGHLIGHT OF THE PORTFOLIO'S RELATIVE PERFORMANCE WAS STOCK SELECTION IN THE CONSUMER DISCRETIONARY SECTOR, LED BY A BIG GAIN IN JC PENNEY THAT MORE THAN OFFSET NEGATIVE CONTRIBUTIONS FROM OTHER NAMES. STOCK SELECTION IN INFORMATION TECHNOLOGY, INCLUDING INVESTMENTS IN IBM AND QUALCOMM, NEGATIVELY AFFECTED PERFORMANCE.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/MARSICO LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION*
--------------------------------------------------------------------------------

[CHART]

TOTAL RETURNS BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

             ROSZEL/MARSICO LARGE CAP GROWTH PORTFOLIO   S&P 500 INDEX   RUSSELL 1000 GROWTH INDEX
7/1/2002                     $ 10,000                       $ 10,000             $ 10,000
12/31/2002                   $  8,970                       $  8,970             $  9,102
12/31/2003                   $ 11,338                       $ 11,544             $ 11,811
12/31/2004                   $ 11,851                       $ 12,800             $ 12,555
12/31/2005                   $ 12,198                       $ 13,428             $ 13,216

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                                                                       SINCE
                                                                         ONE YEAR    INCEPTION+
                                                                         --------    ----------
Roszel/Marsico Large Cap Growth Portfolio^ ....................            2.92%       5.84%
S&P 500 Index .................................................            4.91%       8.79%
Russell 1000 Growth Index .....................................            5.27%       8.29%

----------
*   SEE NOTES TO PERFORMANCE INFORMATION.
+   JULY 1, 2002.
^ AS OF JULY 1, 2005 MARSICO CAPITAL MANAGEMENT, LLC ASSUMED RESPONSIBILITY FOR SUB-ADVISING THIS PORTFOLIO AND THE PORTFOLIO'S NAME WAS CHANGED FROM ROSZEL/SENECA LARGE CAP GROWTH PORTFOLIO TO ROSZEL/MARSICO LARGE CAP GROWTH PORTFOLIO.

PORTFOLIO SUMMARY
AS OF DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                            PERCENTAGE
TOP TEN HOLDINGS**                         OF NET ASSETS
----------------------------------------   -------------
UnitedHealth Group, Inc. ...............        7.9%
Genentech, Inc. ........................        7.1
Apple Computer, Inc. ...................        4.8
Lowe's Cos., Inc. ......................        4.4
FedEx Corp. ............................        4.0
Burlington Northern
  Santa Fe Corp. .......................        4.0
Procter & Gamble Co. ...................        3.7
Caterpillar, Inc. ......................        3.4
Lehman Brothers Holdings, Inc. .........        3.3
General Electric Co. ...................        3.1
                                           -------------
  Total                                        45.7%

                                            PERCENTAGE
HOLDINGS BY SECTOR                         OF NET ASSETS
----------------------------------------   -------------
Health Care ............................       23.0%
Industrials ............................       20.4
Consumer Discretionary .................       19.3
Financials .............................       14.0
Information Technology .................       13.5
Consumer Staples .......................        7.8
Energy .................................        1.3
Telecommunication Services .............        0.3
Other# .................................        0.4
                                           -------------
  Total ................................      100.0%

----------
**  EXCLUDING SHORT-TERM SECURITIES AND/OR CASH EQUIVALENTS.
#   OTHER INCLUDES SHORT-TERM SECURITIES AND OTHER LIABILITIES IN EXCESS OF
    ASSETS.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/MARSICO LARGE CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2005                (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                       SHARES            VALUE
                                                     ----------        ---------
COMMON STOCKS--99.6%
CONSUMER DISCRETIONARY--19.3%
AUTOMOBILES--2.3%
Toyota Motor Corp., ADR ..........................          875       $   91,542
                                                                      ----------
HOTELS, RESTAURANTS & LEISURE--4.0%
MGM MIRAGE * .....................................        2,390           87,641
Starbucks Corp. * ................................        1,824           54,738
Station Casinos, Inc. ............................          254           17,221
Yum! Brands, Inc. ................................           14              657
                                                                      ----------
                                                                         160,257
                                                                      ----------
HOUSEHOLD DURABLES--4.3%
KB Home ..........................................          910           66,121
Lennar Corp. (Class A) ...........................        1,160           70,783
MDC Holdings, Inc. ...............................          561           34,771
                                                                      ----------
                                                                         171,675
                                                                      ----------
MULTILINE RETAIL--2.9%
Target Corp. .....................................        2,143          117,801
                                                                      ----------
SPECIALTY RETAIL--5.8%
Home Depot, Inc. .................................        1,466           59,344
Lowe's Cos., Inc. ................................        2,651          176,715
                                                                      ----------
                                                                         236,059
                                                                      ----------
  TOTAL CONSUMER DISCRETIONARY ...................                       777,334
                                                                      ----------
CONSUMER STAPLES--7.8%
BEVERAGES--0.8%
PepsiCo, Inc. ....................................          510           30,131
                                                                      ----------
FOOD & STAPLES RETAILING--3.3%
CVS Corp. ........................................        3,743           98,890
Walgreen Co. .....................................          797           35,275
                                                                      ----------
                                                                         134,165
                                                                      ----------
HOUSEHOLD PRODUCTS--3.7%
Procter & Gamble Co. .............................        2,596          150,257
                                                                      ----------
  TOTAL CONSUMER STAPLES .........................                       314,553
                                                                      ----------
ENERGY--1.3%
ENERGY EQUIPMENT & SERVICES--1.3%
Halliburton Co. ..................................          818           50,683
                                                                      ----------
FINANCIALS--14.0%
CAPITAL MARKETS--7.0%
Goldman Sachs Group, Inc. ........................          367           46,870
Lehman Brothers Holdings, Inc. ...................        1,026          131,502
UBS AG (Registered) ..............................        1,104          105,046
                                                                      ----------
                                                                         283,418
                                                                      ----------
CONSUMER FINANCE--2.5%
SLM Corp. ........................................        1,815           99,989
                                                                      ----------
DIVERSIFIED FINANCIAL SERVICES--2.6%
Chicago Mercantile Exchange
  Holdings, Inc. .................................          290          106,572
                                                                      ----------
INSURANCE--1.1%
Progressive Corp. (The) ..........................          386       $   45,077
                                                                      ----------
REAL ESTATE--0.8%
St Joe Co. (The) .................................          456           30,652
                                                                      ----------
  TOTAL FINANCIALS ...............................                       565,708
                                                                      ----------
HEALTH CARE--23.0%
BIOTECHNOLOGY--9.5%
Amgen, Inc. * ....................................          761           60,012
Genentech, Inc. * ................................        3,075          284,438
Genzyme Corp. * ..................................          556           39,354
                                                                      ----------
                                                                         383,804
                                                                      ----------
HEALTH CARE EQUIPMENT &
  SUPPLIES--4.7%
Medtronic, Inc. ..................................        1,700           97,869
Zimmer Holdings, Inc. * ..........................        1,360           91,718
                                                                      ----------
                                                                         189,587
                                                                      ----------
HEALTH CARE PROVIDERS &
  SERVICES--7.9%
UnitedHealth Group, Inc. .........................        5,132          318,902
                                                                      ----------
PHARMACEUTICALS--0.9%
Amylin Pharmaceuticals, Inc. * ...................          918           36,647
                                                                      ----------
  TOTAL HEALTH CARE ..............................                       928,940
                                                                      ----------
INDUSTRIALS--20.4%
AEROSPACE & DEFENSE--3.5%
General Dynamics Corp. ...........................          758           86,450
Lockheed Martin Corp. ............................          850           54,085
                                                                      ----------
                                                                         140,535
                                                                      ----------
AIR FREIGHT & LOGISTICS--4.0%
FedEx Corp. ......................................        1,569          162,219
                                                                      ----------
INDUSTRIAL CONGLOMERATES--3.1%
General Electric Co. .............................        3,549          124,393
                                                                      ----------
MACHINERY--3.4%
Caterpillar, Inc. ................................        2,362          136,453
                                                                      ----------
ROAD & RAIL--6.4%
Burlington Northern Santa Fe Corp. ...............        2,284          161,753
Union Pacific Corp. ..............................        1,187           95,565
                                                                      ----------
                                                                         257,318
                                                                      ----------
  TOTAL INDUSTRIALS ..............................                       820,918
                                                                      ----------
INFORMATION TECHNOLOGY--13.5%
COMMUNICATIONS EQUIPMENT--6.1%
Motorola, Inc. ...................................        5,474          123,658
QUALCOMM, Inc. ...................................        2,869          123,596
                                                                      ----------
                                                                         247,254
                                                                      ----------
COMPUTERS & PERIPHERALS--4.8%
Apple Computer, Inc. * ...........................        2,718          195,397
                                                                      ----------

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/MARSICO LARGE CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2005 (CONCLUDED)  (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                       SHARES           VALUE
                                                     ----------       ----------
INTERNET SOFTWARE & SERVICES--2.6%
Google, Inc. (Class A) * .........................          250        $ 103,715
                                                                      ----------
  TOTAL INFORMATION TECHNOLOGY ...................                       546,366
                                                                      ----------
TELECOMMUNICATION SERVICES--0.3%
WIRELESS TELECOMMUNICATION SERVICES--0.3%
America Movil SA de CV, ADR ......................          392           11,470
                                                                      ----------
TOTAL COMMON STOCKS
  (Cost--$3,641,935) ............................                      4,015,972
                                                                      ----------

                                                     PRINCIPAL
                                                       AMOUNT            VALUE
                                                     ----------       ----------
SHORT-TERM SECURITIES--5.7%
REPURCHASE AGREEMENT **-- 5.7%
Nomura Securities International,
  Inc., 3.89%, dated 12/30/05,
  due 01/03/06, total to be
  received $232,460
  (Cost--$232,360) ...............................     $232,360       $  232,360
                                                                      ----------
TOTAL INVESTMENTS--105.3%
(Cost--$3,874,295) ...............................                     4,248,332
OTHER LIABILITIES IN EXCESS
  OF ASSETS--(5.3)% ..............................                      (215,541)
                                                                      ----------
NET ASSETS--100.0% ...............................                    $4,032,791
                                                                      ==========

----------
*   NON-INCOME PRODUCING SECURITY.
** THE REPURCHASE AGREEMENT IS FULLY COLLATERALIZED BY U.S. GOVERNMENT AND/OR AGENCY OBLIGATIONS BASED ON MARKET PRICES AT THE DATE OF THIS PORTFOLIO. THE INVESTMENT IN THE REPURCHASE AGREEMENT IS THROUGH PARTICIPATION IN A TRI-PARTY ARRANGEMENT.
GLOSSARY:
ADR--AMERICAN DEPOSITARY RECEIPT.

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/KAYNE ANDERSON RUDNICK SMALL-MID CAP VALUE PORTFOLIO
PORTFOLIO MANAGER'S COMMENTARY - DECEMBER 31, 2005
--------------------------------------------------------------------------------

MARKET CONDITIONS

     Energy prices dominated the stock market's returns for the year. Despite small weightings in the indexes, energy's strong performance created disproportionate returns. From May 1, 2005 to December 31, 2005, energy was the best performing sector, as energy prices rose from strong demand. Consequently, transportation and consumer discretionary were among two of the worst performing sectors for the same period.

     To preempt inflation from rising energy prices, the Federal Reserve implemented eight interest rate hikes during the year, including two during the fourth quarter, pushing the Federal Funds Rate to 4.25%. Long-term rates, however, barely moved indicating investors' diminishing concerns over inflation. The result - an inverted yield curve - as the two-year ended the year yielding more than the ten-year Treasury note, potentially signaling a slowing economy.

     From May 1, 2005 to December 31, 2005, small-capitalization stocks outperformed both mid-cap and large-cap names. The Russell 2000 Index advanced 17.16%, the Russell Midcap Index increased 16.65%, and the S&P 500 Index gained only 9.29%.

FACTORS AFFECTING THE PORTFOLIO'S PERFORMANCE

     For the period May 1, 2005 to December 31, 2005, the Roszel/Kayne Anderson Rudnick Small-Mid Cap Value Portfolio underperformed the Russell 2500 Value benchmark. Low-quality companies pushed the market higher and, in this environment, we expect such underperformance because the portfolio's investment style is to select high-quality companies.

     From May 1, 2005 to December 31, 2005, the companies that contributed the most to performance included Questar and Equitable Resources (Equitable). Questar benefited from strong energy prices in 2005. The company expects another good production year in 2006 with its active drilling program in place. Equitable is an integrated (unregulated production and regulated distribution) energy company and the largest natural-gas supplier in the Appalachian basin. Higher natural-gas prices optimized the company's storage assets and drove growth in its ancillary businesses.

     Companies contributing the least to performance for the same period included International Flavors & Fragrances (IFF) and Polaris Industries. IFF develops and manufactures flavors and fragrances used to impart or improve the flavor or fragrance in a variety of consumer products. After the stock's outstanding performance in 2004, earnings declined in 2005 with increases in raw-material costs. These inflated costs were difficult to pass-through as IFF's customers are under contracts. As raw-material cost increases abate and price increases to customers can be systematically introduced, we believe earnings growth should accelerate. Polaris Industries is one of the world's leading manufacturers of snowmobiles and all-terrain vehicles (ATVs). Investors are concerned with the higher commodity prices and its effects on consumer spending for durable goods such as the equipment that Polaris manufactures. In addition, the North American ATV market, in which the company is market leader, has seen some softness in retail sales post-hurricane Katrina. Longer-term, the company's recent minority acquisition of the leading off-road motorcycle company, KTM, will lead to increased European distribution and shared technology benefits.

     In the past, an inverted yield curve has served as a leading indicator to an economic slowdown. In 2006, the rate of growth of corporate earnings is expected to decline, while the Fed has alluded to further interest rate increases. Historically, as profits decelerate and rates rise, investors rotate into higher quality companies because of the consistency of their earnings streams. However, investor appetite for risky assets remains pronounced, as evidenced by low credit-spreads between the 10-year Treasury and the 10-year B-rated Industrial bond. Federal Reserve Chairman, Alan Greenspan, has made recent comments regarding the excess risk being assumed in the market: "Whatever the reasons for narrowing credit spreads, and they differ from episode to episode, history cautions that extended periods of low concern about credit risk have invariably been followed by reversal, with an attendant fall in the prices of risky assets." These comments are consistent with our view that the market will begin to favor high-quality investment styles. Since the onset of the economic recovery in October 2002, low-quality stocks have outperformed higher quality stocks. With the economic recovery maturing and the yield curve flat-to-inverted, we believe the quality cycle is now poised for an upturn.

================================================================================
     THE PRECEDING COMMENTARY WAS PREPARED BY THE PORTFOLIO'S SUB-ADVISOR, KAYNE ANDERSON RUDNICK INVESTMENT MANAGEMENT, LLC.

----------
       THE DISCUSSION ABOVE DEALS WITH PORTFOLIO ACTIVITY FROM MAY 1, 2005 TO DECEMBER 31, 2005. KAYNE ANDERSON RUDNICK INVESTMENT MANAGEMENT BEGAN MANAGING THIS PORTFOLIO, PREVIOUSLY MANAGED BY VALENZUELA CAPITAL PARTNERS, ON MAY 1, 2005. THE PORTFOLIO'S NAME WAS CHANGED FROM ROSZEL/VALENZUELA MID CAP VALUE PORTFOLIO TO ROSZEL/KAYNE ANDERSON RUDNICK SMALL-MID CAP VALUE PORTFOLIO. VALENZUELA WAS REPLACED AS SUB-ADVISOR BECAUSE OF CONCERNS ABOUT CHANGES TO THE PORTFOLIO MANAGEMENT TEAM AND PERFORMANCE.

       IN THE PERIOD PRIOR TO THE MANAGEMENT CHANGE, FROM JANUARY 1, 2005 THROUGH APRIL 30, 2005, THE PORTFOLIO'S VALUE DECLINED BY 7.8%, COMPARED TO THE RUSSELL MIDCAP VALUE INDEX BENCHMARK WHICH DROPPED 1.9%. STOCK SELECTION WAS SUBPAR, WITH PARTICULAR PROBLEMS IN THE CONSUMER DISCRETIONARY AND FINANCIALS SECTORS, WITH NOTABLE LOSSES IN LEAR, COLUMBIA SPORTSWEAR, DORAL FINANCIAL AND MBNA. HEALTH CARE WAS THE ONLY SECTOR WITH A SIGNIFICANT POSITIVE CONTRIBUTION. THE PORTFOLIO WAS OVERWEIGHTED IN THIS STRONG SECTOR, AND ITS HOLDINGS, LED BY COMMUNITY HEALTH SYSTEMS, OUTPERFORMED THE SECTOR.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/KAYNE ANDERSON RUDNICK SMALL-MID CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION*
--------------------------------------------------------------------------------

[CHART]

TOTAL RETURNS BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                ROSZEL/KAYNE ANDERSON
                RUDNICK SMALL-MID CAP                 RUSSELL MIDCAP  RUSSELL 2500
                  VALUE PORTFOLIO      S&P 500 INDEX   VALUE INDEX    VALUE INDEX
7/1/2002              $ 10,000           $ 10,000       $ 10,000        $ 10,000
12/31/2002            $  7,960           $  8,970       $  8,783        $  8,606
12/31/2003            $ 10,549           $ 11,544       $ 12,128        $ 12,473
12/31/2004            $ 11,643           $ 12,800       $ 15,004        $ 15,164
12/31/2005            $ 11,701           $ 13,428       $ 16,901        $ 16,338

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                                                                    SINCE
                                                                      ONE YEAR    INCEPTION+
                                                                      --------    ----------
Roszel/Kayne Anderson Rudnick Small-Mid Cap Value Portfolio .....       0.50%        4.59%
S&P 500 Index ...................................................       4.91%        8.79%
Russell Midcap Value Index ......................................      12.65%       16.18%
Russell 2500 Value Index^ .......................................       7.74%       15.06%

----------
*    SEE NOTES TO PERFORMANCE INFORMATION.
+    JULY 1, 2002.
^ AS OF MAY 1, 2005 KAYNE ANDERSON RUDNICK INVESTMENT MANAGEMENT, LLC ASSUMED RESPONSIBILITY FOR SUB-ADVISING THIS PORTFOLIO AND THE PORTFOLIO'S NAME WAS CHANGED FROM ROSZEL/VALENZUELA MID CAP VALUE PORTFOLIO TO ROSZEL/KAYNE ANDERSON RUDNICK SMALL-MID CAP VALUE PORTFOLIO. THE BENCHMARK WAS CHANGED TO THE RUSSELL 2500 VALUE INDEX TO REFLECT THE CHANGE IN THE SUB-ADVISOR.

PORTFOLIO SUMMARY
AS OF DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                                  PERCENTAGE
TOP TEN HOLDINGS**                              OF NET ASSETS
---------------------------------------------   -------------
Alberto-Culver Co. ..........................        4.9%
Reinsurance Group of America, Inc. ..........        4.8
Reynolds & Reynolds Co. (The) (Class A) .....        4.8
Equitable Resources, Inc. ...................        4.7
Realty Income Corp. .........................        4.7
Graco, Inc. .................................        4.7
Valspar Corp. ...............................        4.6
RPM International, Inc. .....................        4.5
Polaris Industries ..........................        4.5
Arthur J. Gallagher & Co. ...................        4.5
                                                -------------
  Total                                             46.7%

                                                  PERCENTAGE
HOLDINGS BY SECTOR                              OF NET ASSETS
---------------------------------------------   -------------
Financials ..................................       34.5%
Materials ...................................       17.2
Industrials .................................       14.9
Utilities ...................................        8.7
Consumer Discretionary ......................        6.4
Consumer Staples ............................        4.9
Information Technology ......................        4.8
Health Care .................................        4.1
Other# ......................................        4.5
                                                -------------
  Total                                            100.0%

----------
**   EXCLUDING SHORT-TERM SECURITIES AND/OR CASH EQUIVALENTS.
#    OTHER INCLUDES SHORT-TERM SECURITIES AND OTHER ASSETS LESS LIABILITIES.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/KAYNE ANDERSON RUDNICK SMALL-MID CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2005                (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                      SHARES         VALUE
                                                    ----------     ----------
COMMON STOCKS--95.5%
CONSUMER DISCRETIONARY--6.4%
LEISURE EQUIPMENT & PRODUCTS--4.5%
Polaris Industries .............................       2,855       $  143,321
                                                                   ----------

MEDIA--1.9%
Wiley John & Sons, Inc. ........................       1,520           59,341
                                                                   ----------
  TOTAL CONSUMER DISCRETIONARY .................                      202,662
                                                                   ----------
CONSUMER STAPLES--4.9%
PERSONAL PRODUCTS--4.9%
Alberto-Culver Co. .............................       3,410          156,007
                                                                   ----------
FINANCIALS--34.5%
CAPITAL MARKETS--10.5%
Allied Capital Corp. ...........................       3,710          108,963
Eaton Vance Corp. ..............................       5,130          140,357
W. P. Stewart & Co., Ltd. ......................       3,550           83,673
                                                                   ----------
                                                                      332,993
                                                                   ----------
COMMERCIAL BANKS--4.4%
Cathay General Bancorp .........................       2,900          104,226
Sterling Bancorp ...............................       1,848           36,461
                                                                   ----------
                                                                      140,687
                                                                   ----------
INSURANCE--12.5%
Arthur J. Gallagher & Co. ......................       4,630          142,975
Cincinnati Financial Corp. .....................       2,280          101,870
Reinsurance Group of America, Inc. .............       3,200          152,832
                                                                   ----------
                                                                      397,677
                                                                   ----------
REAL ESTATE--4.7%
Realty Income Corp. ............................       6,870          148,529
                                                                   ----------
THRIFTS & MORTGAGE FINANCE--2.4%
Washington Federal, Inc. .......................       3,310           76,097
                                                                   ----------
  TOTAL FINANCIALS                                                  1,095,983
                                                                   ----------
HEALTH CARE--4.1%
HEALTH CARE EQUIPMENT & SUPPLIES--4.1%
Arrow International, Inc. ......................       4,450          129,006
                                                                   ----------
INDUSTRIALS--14.9%
COMMERCIAL SERVICES & SUPPLIES--6.3%
Equifax, Inc. ..................................       2,630           99,993
Jackson Hewitt Tax Service, Inc. ...............       3,650          101,141
                                                                   ----------
                                                                      201,134
                                                                   ----------
INDUSTRIAL CONGLOMERATES--3.9%
Teleflex, Inc. .................................       1,910          124,112
                                                                   ----------
MACHINERY--4.7%
Graco, Inc. ....................................       4,065          148,291
                                                                   ----------
  TOTAL INDUSTRIALS ............................                      473,537
                                                                   ----------
INFORMATION TECHNOLOGY--4.8%
SOFTWARE--4.8%
Reynolds & Reynolds Co. (The) (Class A) ........       5,400          151,578
                                                                   ----------
MATERIALS--17.2%
CHEMICALS--13.4%
International Flavors & Fragrances, Inc. .......       3,960       $  132,660
RPM International, Inc. ........................       8,315          144,431
Valspar Corp. ..................................       5,980          147,527
                                                                   ----------
                                                                      424,618
                                                                   ----------
CONTAINERS & PACKAGING--3.8%
Bemis Co. ......................................       4,400          122,628
                                                                   ----------
  TOTAL MATERIALS ..............................                      547,246
                                                                   ----------
UTILITIES--8.7%
MULTI-UTILITIES--8.7%
Equitable Resources, Inc. ......................       4,050          148,594
Questar Corp. ..................................       1,710          129,447
                                                                   ----------
  TOTAL UTILITIES ..............................                      278,041
                                                                   ----------
TOTAL COMMON STOCKS
(Cost--$2,863,021) .............................                    3,034,060
                                                                   ----------

                                                    PRINCIPAL
                                                     AMOUNT
                                                    ----------
SHORT-TERM SECURITIES--2.3%
REPURCHASE AGREEMENT *--2.3%
Nomura Securities International, Inc.,
  3.89%, dated 12/30/05, due 01/03/06,
  total to be received $74,863
  (Cost--$74,831) ..............................       $74,831         74,831
                                                                   ----------
TOTAL INVESTMENTS--97.8%
(Cost--$2,937,852) .............................                    3,108,891
OTHER ASSETS LESS LIABILITIES--2.2% ............                       68,545
                                                                   ----------
NET ASSETS--100.0% .............................                   $3,177,436
                                                                   ==========

----------
* THE REPURCHASE AGREEMENT IS FULLY COLLATERALIZED BY U.S. GOVERNMENT AND/OR AGENCY OBLIGATIONS BASED ON MARKET PRICES AT THE DATE OF THIS PORTFOLIO. THE INVESTMENT IN THE REPURCHASE AGREEMENT IS THROUGH PARTICIPATION IN A TRI-PARTY ARRANGEMENT.

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/FRANKLIN MID CAP GROWTH PORTFOLIO
PORTFOLIO MANAGER'S COMMENTARY - DECEMBER 31, 2005
--------------------------------------------------------------------------------

MARKET CONDITIONS

     The United States' economy remained strong in 2005 despite record energy prices, rising short term interest rates, war in Iraq and devastating hurricanes, but there were continued signs of a slowing economy going into 2006. The economy grew at a healthy pace; inflation remained tame; corporate profits outpaced expectations and grew for the fourth consecutive year; and finally, stocks and bonds generally recorded positive results for the year.

     The U.S. economy as measured by Gross Domestic Product grew by an approximate 3.5% in 2005, down from the 4.2% gain for calendar year 2004, but the economy expanded at a stronger than anticipated rate. Perhaps most remarkable, the economy strengthened during the third-quarter to a 4.1% annual growth rate despite the effects of Hurricane's Katrina and Rita and energy prices reaching all-time high levels. While these headwinds did cause consumer confidence and leading economic indicators to drop early in the fourth-quarter, they rebounded strongly towards year-end. Specifically, the Conference Board's consumer confidence index rose to 103.6 in December from its two-year low of
86.6 recorded in September. Falling oil and gas prices at year-end and continued rising consumer income and employment spurred the rebound.

     To date, there has been modest evidence of higher energy and other commodity prices being passed-on to consumers. The Consumer Price Index including food and energy was up 3.5% year over year but also fell 0.6% in November, the biggest monthly decline in over 50 years. Nevertheless, during the fourth quarter, the Federal Reserve raised the Federal Funds Rate twice for the twelfth and thirteenth consecutive times since mid 2004 to 4.25%. At the time of the last increase, the Federal Reserve suggested that there could be a slowdown in rate hikes going forward. Meanwhile, yields for 10-year maturity U.S. Treasury bonds rose to only 4.39% at the end of the year representing a flattening of the yield curve.

     Financial markets provided modest gains in 2005 with most of the gains coming in the fourth-quarter. The S&P 500 Index rose 2.1% in the fourth-quarter and 4.9% for the year. The NASDAQ Index gained 2.7% and 2.1% for the fourth-quarter and 2005, respectively. The Russell Midcap Growth Index, our Portfolio's benchmark, gained 12.1% for the year. Mid cap stocks continued to outpace larger and smaller capitalization stocks according to Russell data. Stocks of growth companies generally outperformed value companies.

FACTORS AFFECTING THE PORTFOLIO'S PERFORMANCE

The Roszel/Franklin Mid Cap Growth Portfolio has had strong performance since May 2005. The Portfolio outperformed its benchmark, the Russell Midcap Growth Index, for the period May 1, 2005 to December 31, 2005. Both favorable sector allocation and good stock selection drove the strategy's relative out-performance compared to its benchmark.

     On a sector basis, the top contributor to the Portfolio's absolute and relative performance was consumer non-durables. Stock selection in this group helped us outperform the index with investments such as Polo Ralph Lauren and Dean Foods. Our underweight position in the consumer services sector significantly helped relative performance. Stock selection in this sector also contributed positively to performance with investments such as Pixar and Hilton Hotels.

     Energy mineral companies have done very well this past year due to record oil prices. We outperformed the index in this sector with positions in Chesapeake Energy Corp., Newfield Exploration and Peabody Energy. Similarly, National Oilwell Varco also benefited from these positive trends. Additionally, investments such as Express Scripts and PacifiCare Health Systems in the health services sector contributed to our high returns.

     Meanwhile, both our underweight position in retail trade and good stock selection contributed positively to performance. Chico's Fas Inc. was one of the top contributors to our portfolio as their total company same store sales growth remains in the double digit teens continuously year after year.

================================================================================
     Finally, our overweight position in financials helped relative performance. Although some of our stock selection was no better than the index, among some of our strongest performers this year were Chicago Mercantile Exchange Holdings and E*Trade Financial Corp. This strong performance was somewhat offset by our investments in Doral Financial, Montpelier Re Holdings, and UCBH Holdings.

     Our overweight position in the technology services industry helped relative performance but stock selection in the sector was the most negative contributor to the Portfolio's performance. Specifically, our investments in Mercury Interactive, Alliance Data Systems and Verisign detracted from returns. While our overweight position in health technology somewhat contributed positively to relative performance, our stock picking in this sector detracted from returns. Specifically our investment in Kinetic Concepts and Invitrogen contributed negatively to returns but this was somewhat offset by the positive contribution from Varian Medical Systems.

     Both our underweight position in electronic technology and stock selection in this sector contributed negatively to performance. Specifically our investments in L-3 Communications and Altera Corp. detracted from returns. Lastly, our substantial overweight position in process industries hurt relative performance.

     We continue to remain positive on U.S. equity markets, and anticipate maintaining the current sector exposures. Visible risks in macroeconomic factors such as oil prices and interest rates are mitigated by continued corporate earnings growth, increased consumer confidence and a healthy job market.

     We continue to use a bottom-up approach to investing in mid-cap companies, and plan to maintain our strategy to search across all sectors for opportunities to invest in well-managed and well-capitalized companies with clear drivers of growth. Our focus is on companies that present a favorable trade-off between the growth opportunity, business and financial risk, and valuation. We remain confident in our strategy and believe the investments that we have made in well-managed mid-cap companies will result in above-average, risk-adjusted performance.

     THE PRECEDING COMMENTARY WAS PREPARED BY THE PORTFOLIO'S SUB-ADVISOR, FRANKLIN PORTFOLIO ADVISORS.

----------
       THE DISCUSSION ABOVE CONCERNS PORTFOLIO ACTIVITY FROM MAY 1, 2005 TO DECEMBER 31, 2005. ON MAY 1, 2005, FRANKLIN PORTFOLIO ADVISORS TOOK OVER MANAGEMENT OF THIS PORTFOLIO, WHICH HAD BEEN MANAGED FORMERLY BY SENECA CAPITAL MANAGEMENT. THE PORTFOLIO'S NAME WAS CHANGED FROM ROSZEL/SENECA MID CAP GROWTH PORTFOLIO TO ROSZEL/FRANKLIN MID CAP GROWTH PORTFOLIO. SENECA WAS REPLACED AS SUB-ADVISOR BECAUSE OF PERFORMANCE CONCERNS.

       IN THE PERIOD BEFORE THE MANAGEMENT CHANGE, FROM JANUARY 1, 2005 THROUGH APRIL 30, 2005, THE PORTFOLIO LOST 5.4%, AS ITS BENCHMARK, THE RUSSELL MIDCAP GROWTH INDEX, LOST 5.6%. INVESTMENTS IN THE INFORMATION TECHNOLOGY SECTOR WERE THE BIGGEST AID TO RELATIVE PERFORMANCE. INFORMATION TECHNOLOGY WAS THE MARKET'S WEAKEST SECTOR. HOWEVER, GAINS IN PORTFOLIO HOLDINGS LIKE GLOBAL PAYMENTS, JABIL CIRCUIT AND MICROCHIP TECHNOLOGY RAN COUNTER TO THE LOSSES EXPERIENCED BY MOST INFORMATION TECHNOLOGY STOCKS, AND THIS GOOD STOCK SELECTION LIMITED THE PORTFOLIO'S LOSSES. HOLDINGS IN THE HEALTH CARE SECTOR DETRACTED MOST FROM THE PORTFOLIO'S RELATIVE PERFORMANCE. THE SECTOR HAD A POSITIVE RETURN FOR THE PERIOD, BUT THE PORTFOLIO'S HOLDINGS WERE DOWN. SIGNIFICANT LOSERS FOR THE PORTFOLIO WERE KINETIC CONCEPTS, ALLERGAN AND FISHER SCIENTIFIC.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/FRANKLIN MID CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION*
--------------------------------------------------------------------------------

[CHART]

TOTAL RETURNS BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                     ROSZEL/FRANKLIN                     RUSSELL MIDCAP
                MID CAP GROWTH PORTFOLIO  S&P 500 INDEX   GROWTH INDEX
7/1/2002               $ 10,000             $ 10,000      $ 10,000
12/31/2002             $  8,610             $  8,970      $  9,040
12/31/2003             $ 11,221             $ 11,544      $ 12,902
12/31/2004             $ 11,931             $ 12,800      $ 14,900
12/31/2005             $ 13,436             $ 13,428      $ 16,703

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                                                                    SINCE
                                                                      ONE YEAR    INCEPTION+
                                                                      --------    ----------
Roszel/Franklin Mid Cap Growth Portfolio^ .......................      12.61%        8.80%
S&P 500 Index ...................................................       4.91%        8.79%
Russell Midcap Growth Index .....................................      12.10%       15.79%

----------
*    SEE NOTES TO PERFORMANCE INFORMATION.
+    JULY 1, 2002.
^ AS OF MAY 1, 2005 FRANKLIN PORTFOLIO ADVISORS ASSUMED RESPONSIBILITY FOR SUB-ADVISING THIS PORTFOLIO AND THE PORTFOLIO'S NAME WAS CHANGED FROM ROSZEL/SENECA MID CAP GROWTH PORTFOLIO TO ROSZEL/FRANKLIN MID CAP GROWTH PORTFOLIO.

PORTFOLIO SUMMARY
AS OF DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                                  PERCENTAGE
TOP TEN HOLDINGS**                              OF NET ASSETS
---------------------------------------------   -------------
Gentex Corp. ................................        2.1%
Microchip Technology, Inc. ..................        2.1
Community Health Systems, Inc. ..............        2.0
Intersil Corp. (Class A) ....................        2.0
Chesapeake Energy Corp. .....................        2.0
Newfield Exploration Co. ....................        2.0
Waters Corp. ................................        2.0
Hilton Hotels Corp. .........................        1.7
Dollar General Corp. ........................        1.6
Bunge Ltd. ..................................        1.6
                                                -------------
  Total                                             19.1%

                                                  PERCENTAGE
HOLDINGS BY SECTOR                              OF NET ASSETS
---------------------------------------------   -------------
Information Technology ......................       22.8%
Health Care .................................       20.5
Consumer Discretionary ......................       19.3
Industrials .................................        9.9
Financials ..................................        9.0
Energy ......................................        8.2
Consumer Staples ............................        3.5
Materials ...................................        3.4
Telecommunication Services ..................        1.8
Other# ......................................        1.6
                                                -------------
  Total                                            100.0%

----------
**   EXCLUDING SHORT-TERM SECURITIES AND/OR CASH EQUIVALENTS.
#    OTHER INCLUDES SHORT-TERM SECURITIES AND OTHER LIABILITIES IN EXCESS OF
     ASSETS.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/FRANKLIN MID CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2005                (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                              SHARES      VALUE
                                                             --------   ---------
COMMON STOCKS--98.4%
CONSUMER DISCRETIONARY--19.3%
AUTO COMPONENTS--3.1%
BorgWarner, Inc. .........................................       460    $  27,890
Gentex Corp. .............................................     2,820       54,990
                                                                        ---------
                                                                           82,880
                                                                        ---------
COMMERCIAL SERVICES & SUPPLIES--1.9%
Corporate Executive Board Co. ............................       320       28,704
Laureate Education, Inc. * ...............................       397       20,846
                                                                        ---------
                                                                           49,550
                                                                        ---------
HOTELS, RESTAURANTS & LEISURE--2.8%
Hilton Hotels Corp. ......................................     1,890       45,568
Station Casinos, Inc. ....................................       430       29,154
                                                                        ---------
                                                                           74,722
                                                                        ---------
HOUSEHOLD DURABLES--3.8%
Harman International Industries, Inc. ....................       400       39,140
Hovnanian Enterprises, Inc., (Class A) * .................       370       18,367
NVR, Inc. * ..............................................        30       21,060
Ryland Group, Inc. .......................................       290       20,917
                                                                        ---------
                                                                           99,484
                                                                        ---------
MEDIA--3.3%
Getty Images, Inc. * .....................................       456       40,707
Pixar * ..................................................       384       20,245
XM Satellite Radio Holdings, Inc. (Class A) * ............       990       27,007
                                                                        ---------
                                                                           87,959
                                                                        ---------
MULTILINE RETAIL--1.6%
Dollar General Corp. .....................................     2,280       43,480
                                                                        ---------
SPECIALTY RETAIL--2.8%
Advance Auto Parts * .....................................       705       30,639
Chico's FAS, Inc. * ......................................       628       27,588
Urban Outfitters, Inc. * .................................       670       16,958
                                                                        ---------
                                                                           75,185
                                                                        ---------
  TOTAL CONSUMER DISCRETIONARY ...........................                513,260
                                                                        ---------
CONSUMER STAPLES--3.5%
FOOD & STAPLES RETAILING--0.8%
Whole Foods Market, Inc. .................................       260       20,121
                                                                        ---------
FOOD PRODUCTS--1.6%
Bunge Ltd. ...............................................       750       42,457
                                                                        ---------
PERSONAL PRODUCTS--1.1%
Alberto-Culver Co. .......................................       650       29,738
                                                                        ---------
  TOTAL CONSUMER STAPLES .................................                 92,316
                                                                        ---------
ENERGY--8.2%
ENERGY EQUIPMENT & SERVICES--2.6%
GlobalSantaFe Corp. ......................................       590       28,409
National Oilwell Varco, Inc. * ...........................       670       42,009
                                                                        ---------
                                                                           70,418
                                                                        ---------
OIL & GAS--4.8%
Chesapeake Energy Corp. ..................................     1,680       53,307
Murphy Oil Corp. .........................................       380       20,516
Newfield Exploration Co. * ...............................     1,060       53,074
                                                                        ---------
                                                                          126,897
                                                                        ---------
OIL & GAS EQUIPMENT & SERVICES--0.8%
Rowan Cos., Inc. .........................................       610    $  21,740
                                                                        ---------
  TOTAL ENERGY ...........................................                219,055
                                                                        ---------
FINANCIALS--9.0%
CAPITAL MARKETS--3.1%
BlackRock, Inc. (Class A) ................................       180       19,526
E*Trade Financial Corp. * ................................     1,712       35,712
Federated Investors, Inc. (Class B) ......................       741       27,447
                                                                        ---------
                                                                           82,685
                                                                        ---------
COMMERCIAL BANKS--1.6%
Cullen/Frost Bankers, Inc. ...............................       503       27,001
UCBH Holdings, Inc. ......................................       880       15,735
                                                                        ---------
                                                                           42,736
                                                                        ---------
DIVERSIFIED FINANCIAL SERVICES--2.9%
Calamos Asset Management, Inc. (Class A) .................       438       13,775
CapitalSource, Inc. * ....................................     1,816       40,679
Chicago Mercantile Exchange Holdings, Inc. ...............        60       22,049
                                                                        ---------
                                                                           76,503
                                                                        ---------
INSURANCE--0.8%
Brown & Brown, Inc. ......................................       680       20,767
                                                                        ---------
THRIFTS & MORTGAGE FINANCE--0.6%
Doral Financial Corp. ....................................     1,590       16,854
                                                                        ---------
  TOTAL FINANCIALS .......................................                239,545
                                                                        ---------
HEALTH CARE--20.5%
BIOTECHNOLOGY--2.1%
Charles River Laboratories International, Inc. * .........       460       19,490
Invitrogen Corp. * .......................................       560       37,319
                                                                        ---------
                                                                           56,809
                                                                        ---------
HEALTH CARE EQUIPMENT & SUPPLIES--7.7%
Biomet, Inc. .............................................       400       14,628
CR Bard, Inc. ............................................       580       38,233
Fisher Scientific International, Inc. * ..................       460       28,456
Kinetic Concepts, Inc. * .................................       350       13,916
Thermo Electron Corp. * ..................................       920       27,720
Varian Medical Systems, Inc. * ...........................       560       28,190
Waters Corp. * ...........................................     1,390       52,542
                                                                        ---------
                                                                          203,685
                                                                        ---------
HEALTH CARE PROVIDERS & SERVICES--8.7%
Community Health Systems, Inc. * .........................     1,412       54,136
Coventry Health Care, Inc. * .............................       740       42,150
Express Scripts, Inc. * ..................................       330       27,654
LifePoint Hospitals, Inc. * ..............................       650       24,375
Omnicare, Inc. ...........................................       580       33,188
Pharmaceutical Product Development, Inc. .................       470       29,116
VCA Antech, Inc. * .......................................       770       21,714
                                                                        ---------
                                                                          232,333
                                                                        ---------
PHARMACEUTICALS--2.0%
Endo Pharmaceuticals Holdings, Inc. * ....................       910       27,537
Sepracor, Inc. * .........................................       520       26,832
                                                                        ---------
                                                                           54,369
                                                                        ---------
  TOTAL HEALTH CARE ......................................                547,196
                                                                        ---------

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/FRANKLIN MID CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2005 (CONCLUDED)    (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                            SHARES        VALUE
                                                          ----------   ------------
INDUSTRIALS--9.9%
AEROSPACE & DEFENSE--3.0%
Empresa Brasileira de Aeronautica SA, ADR .............      1,000     $     39,100
Rockwell Collins, Inc. ................................        870           40,429
                                                                       ------------
                                                                             79,529
                                                                       ------------
AIR FREIGHT & LOGISTICS--2.0%
Expeditors International of Washington, Inc. ..........        400           27,004
J.B. Hunt Transport Services, Inc. ....................      1,170           26,489
                                                                       ------------
                                                                             53,493
                                                                       ------------
AIRLINES--1.1%
JetBlue Airways Corp. * ...............................      1,845           28,376
                                                                       ------------
COMMERCIAL SERVICES & SUPPLIES--1.0%
Robert Half International, Inc. .......................        714           27,053
                                                                       ------------
MACHINERY--2.8%
Kennametal, Inc. ......................................        540           27,562
Oshkosh Truck Corp. ...................................        640           28,537
Terex Corp. * .........................................        340           20,196
                                                                       ------------
                                                                             76,295
                                                                       ------------
  TOTAL INDUSTRIALS ...................................                     264,746
                                                                       ------------
INFORMATION TECHNOLOGY--22.8%
COMMUNICATIONS EQUIPMENT--1.5%
Harris Corp. ..........................................        960           41,290
                                                                       ------------
COMPUTERS & PERIPHERALS--1.8%
Logitech International SA, ADR * ......................        450           21,046
Network Appliance, Inc. * .............................        990           26,730
                                                                       ------------
                                                                             47,776
                                                                       ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.4%
Tektronix, Inc. .......................................      1,400           39,494
Trimble Navigation Ltd. * .............................        690           24,488
                                                                       ------------
                                                                             63,982
                                                                       ------------
INTERNET SOFTWARE & SERVICES--0.7%
VeriSign, Inc. * ......................................        905           19,838
                                                                       ------------
IT SERVICES--2.9%
Alliance Data Systems Corp. * .........................      1,000           35,600
Cognizant Technology Solutions Corp., (Class A) * .....        810           40,783
                                                                       ------------
                                                                             76,383
                                                                       ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--8.0%
Altera Corp. * ........................................      1,420           26,313
Integrated Device Technology, Inc. * ..................      1,630           21,483
Intersil Corp. (Class A) ..............................      2,150           53,492
Lam Research Corp. * ..................................        750           26,760
Microchip Technology, Inc. ............................      1,710           54,977
Microsemi Corp. * .....................................      1,040           28,766
                                                                       ------------
                                                                            211,791
                                                                       ------------
SOFTWARE--5.5%
Activision, Inc. * ....................................      1,413     $     19,415
Amdocs Ltd. * .........................................      1,300           35,750
Autodesk, Inc. ........................................        450           19,327
Hyperion Solutions Corp. * ............................        760           27,223
NAVTEQ Corp. * ........................................        629           27,594
Salesforce.com, Inc. * ................................        510           16,346
                                                                       ------------
                                                                            145,655
                                                                       ------------
  TOTAL INFORMATION TECHNOLOGY ........................                     606,715
                                                                       ------------
MATERIALS--3.4%
CHEMICALS--2.6%
Ashland, Inc. .........................................        420           24,318
Cabot Corp. ...........................................        570           20,406
Lyondell Chemical Co. .................................      1,020           24,297
                                                                       ------------
                                                                             69,021
                                                                       ------------
METALS & MINING--0.8%
Peabody Energy Corp. ..................................        260           21,429
                                                                       ------------
  TOTAL MATERIALS .....................................                      90,450
                                                                       ------------
TELECOMMUNICATION SERVICES--1.8%
DIVERSIFIED TELECOMMUNICATION SERVICES--0.5%
NeuStar, Inc. (Class A) * .............................        440           13,416
                                                                       ------------
WIRELESS TELECOMMUNICATION SERVICES--1.3%
NII Holdings, Inc. * ..................................        800           34,944
                                                                       ------------
  TOTAL TELECOMMUNICATION SERVICES ....................                      48,360
                                                                       ------------
TOTAL COMMON STOCKS
(Cost--$2,329,018) ....................................                   2,621,643
                                                                       ------------

                                                          PRINCIPAL
                                                            AMOUNT
                                                          ----------
SHORT-TERM SECURITIES--4.7%
REPURCHASE AGREEMENT **--4.7%
Nomura Securities International, Inc., 3.89%, dated
  12/30/05, due 01/03/06, total to be received
  $123,912 (Cost--$123,858) ...........................     $123,858        123,858
                                                                       ------------
TOTAL INVESTMENTS--103.1%
(Cost--$2,452,876) ....................................                   2,745,501

OTHER LIABILITIES IN EXCESS OF ASSETS--(3.1)% .........                     (82,316)
                                                                       ------------
NET ASSETS--100.0% ....................................                  $2,663,185
                                                                       ============

----------
*    NON-INCOME PRODUCING SECURITY.
** THE REPURCHASE AGREEMENT IS FULLY COLLATERALIZED BY U.S. GOVERNMENT AND/OR AGENCY OBLIGATIONS BASED ON MARKET PRICES AT THE DATE OF THIS PORTFOLIO. THE INVESTMENT IN THE REPURCHASE AGREEMENT IS THROUGH PARTICIPATION IN A TRI-PARTY ARRANGEMENT.
GLOSSARY:
ADR--AMERICAN DEPOSITARY RECEIPT.

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/NWQ SMALL CAP VALUE PORTFOLIO
PORTFOLIO MANAGER'S COMMENTARY - DECEMBER 31, 2005
--------------------------------------------------------------------------------

MARKET CONDITIONS

     Looking back at the 2005 performance for the major equity indices would make one believe that it was a relatively quiet year. Returns for the various indices ranged generally between 1% and 7% despite the strong year end rally. Under the surface, however, the returns of individual stocks and sectors diverged rather dramatically. For instance, energy and many resource stocks soared along with the prices of the commodities they produce. A number of other industries including utilities and real estate investment trusts also produced very positive returns.

     During the year, the markets were dominated by concerns about Federal Reserve policy. In the first half of the year, markets were concerned about the potential negative impact on the consumer of a combination of much higher short term interest rates and rising energy costs. Despite numerous increases in the Federal Funds rate which pushed short term rates up close to longer term interest rates, i.e. a flattening of the yield curve, consumer confidence actually improved late in the year reflecting somewhat lower gasoline prices and good job growth. While most economic prognosticators would suggest that a flat or inverted yield curve is predicting a sharp economic slowdown or recession, we would disagree. A better indicator of potential economic weakness is credit spreads or the corporate cost to borrow versus the U.S. Treasury's cost to borrow. And, importantly, in this credit tightening cycle, credit spreads have stayed very narrow versus historical spreads.

     While large cap stocks narrowly out performed small cap stocks, we continue to believe that in a world of relatively easy credit conditions despite Federal Reserve tightening, small cap stocks have a reasonable probability of delivering excellent relative returns. In addition, despite a rally in growth stocks - large and small - late in the year, value outperformed growth for the sixth year in a row. We have been suggesting for the last year that valuation for growth and value are in equilibrium but that a widening in credit spreads would be required for growth to solidly beat value in the coming quarters.

FACTORS AFFECTING THE PORTFOLIO'S PERFORMANCE

     The returns of the Roszel/NWQ Small Cap Value Portfolio significantly outperformed the returns of the Russell 2000 Value Index and Russell 2000 Index in 2005. While the Portfolio's over weighted position in energy stocks contributed importantly to the Portfolio's returns, the majority of the out performance was generated by excellent stock selection.

     Energy stocks were the star performers in 2005 as crude and natural gas prices continued to rise. Two of the Portfolio's top contributors to performance were energy stocks - Range Resources and Stolt Offshore. The single best performer was Southwestern Energy. While this stock is categorized as a natural gas utility, its returns have been driven by the growth in reserves and production in its energy company. Our holding in Gymboree had the fourth best returns despite the general underperformance of consumer discretionary stocks.

     The four worst performers in the Portfolio were Quaker Fabric, Wausau Paper, Sappi and Buckeye Technologies. The position in Quaker Fabric has been reduced. The other three holdings shared a common attribute - they are companies operating in the paper industry. The paper industry has suffered from a fundamental "perfect storm". Input costs, i.e. wood fiber, energy and chemical costs have been rising in a period of secularly declining demand. In that environment, the companies have been unable to offset their rising costs with price increases. Supply demand is improving as high cost capacity is being removed from the industry. The stocks are trading at historically cheap valuations and have improving earnings trends. We have been adding to these positions, in general.

     NWQ's research team continues to search for stocks that have excellent risk reward characteristics in the small cap arena. In the current environment, we believe it is important to stress test all of our assumptions about company earnings prospects and to do very diligent analysis of the valuation of the portfolio's current and prospective holdings.

     THE PRECEDING COMMENTARY WAS PREPARED BY THE PORTFOLIO'S SUB-ADVISOR, NWQ INVESTMENT MANAGEMENT COMPANY LLC.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/NWQ SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION*
--------------------------------------------------------------------------------

[CHART]

TOTAL RETURNS BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                ROSZEL/NWQ SMALL CAP
                  VALUE PORTFOLIO     S&P 500 INDEX  RUSSELL 2000 VALUE INDEX
7/1/2002             $ 10,000           $ 10,000            $ 10,000
12/31/2002           $  7,740           $  8,970            $  8,257
12/31/2003           $ 11,860           $ 11,544            $ 12,059
12/31/2004           $ 15,377           $ 12,800            $ 14,742
12/31/2005           $ 17,200           $ 13,428            $ 15,436

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                                                          SINCE
                                                           ONE YEAR     INCEPTION+
                                                           --------     ----------
Roszel/NWQ Small Cap Value Portfolio ..................     11.86%        16.75%
S&P 500 Index .........................................      4.91%         8.79%
Russell 2000 Value Index ..............................      4.71%        13.21%

----------
*    SEE NOTES TO PERFORMANCE INFORMATION.
+    JULY 1, 2002.

PORTFOLIO SUMMARY
AS OF DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                                 PERCENTAGE
TOP TEN HOLDINGS**                             OF NET ASSETS
--------------------------------------------   -------------
Griffon Corp. ..............................        3.9%
Southwestern Energy Co. ....................        3.6
Gibraltar Industries, Inc. .................        3.5
Denbury Resources, Inc. ....................        3.4
Century Aluminum Co. .......................        3.2
Sauer-Danfoss, Inc. ........................        3.2
Stolt Offshore SA, ADR .....................        3.2
Quantum Corp. ..............................        3.1
Casey's General Stores, Inc. ...............        3.1
Fossil, Inc. ...............................        3.1
                                               -------------
  Total                                            33.3%

                                                 PERCENTAGE
HOLDINGS BY SECTOR                             OF NET ASSETS
--------------------------------------------   -------------
Materials ..................................       25.1%
Industrials ................................       17.8
Energy .....................................       14.2
Financials .................................       13.2
Information Technology .....................        9.8
Consumer Staples ...........................        8.2
Consumer Discretionary .....................        7.2
Other# .....................................        4.5
                                               -------------
  Total                                           100.0%

----------
**   EXCLUDING SHORT-TERM SECURITIES AND/OR CASH EQUIVALENTS.
#    OTHER INCLUDES SHORT-TERM SECURITIES AND OTHER LIABILITIES IN EXCESS OF
     ASSETS.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/NWQ SMALL CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2005                (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                            SHARES        VALUE
                                                          ----------   ------------
COMMON STOCKS--95.5%
CONSUMER DISCRETIONARY--7.2%
AUTO COMPONENTS--1.6%
Commercial Vehicle Group, Inc. * ......................      4,900     $     92,022
                                                                       ------------
SPECIALTY RETAIL--2.2%
Gymboree Corp. * ......................................      5,500          128,700
                                                                       ------------
TEXTILES, APPAREL & LUXURY GOODS--3.4%
Fossil, Inc. * ........................................      8,400          180,684
Quaker Fabric Corp. * .................................     10,700           23,005
                                                                       ------------
                                                                            203,689
                                                                       ------------
  TOTAL CONSUMER DISCRETIONARY ........................                     424,411
                                                                       ------------
CONSUMER STAPLES--8.2%
FOOD & STAPLES RETAILING--3.1%
Casey's General Stores, Inc. ..........................      7,300          181,040
                                                                       ------------
FOOD PRODUCTS--5.1%
Del Monte Foods Co. * .................................     12,000          125,160
Premium Standard Farms, Inc. ..........................     11,800          176,528
                                                                       ------------
                                                                            301,688
                                                                       ------------
  TOTAL CONSUMER STAPLES ..............................                     482,728
                                                                       ------------
ENERGY--14.2%
ENERGY EQUIPMENT & SERVICES--3.2%
Stolt Offshore SA, ADR * ..............................     16,127          188,041
                                                                       ------------
OIL & GAS--11.0%
Denbury Resources, Inc. * .............................      8,900          202,742
Range Resources Corp. .................................      5,100          134,334
Southwestern Energy Co. * .............................      5,900          212,046
Warren Resources, Inc. * ..............................      6,200           98,084
                                                                       ------------
                                                                            647,206
                                                                       ------------
  TOTAL ENERGY ........................................                     835,247
                                                                       ------------
FINANCIALS--13.2%
COMMERCIAL BANKS--1.4%
Bancorp, Inc. * .......................................      4,750           80,750
                                                                       ------------
INSURANCE--3.0%
PMA Capital Corp. (Class A) * .........................      9,100           83,083
Quanta Capital Holdings Ltd. * ........................     18,400           93,840
                                                                       ------------
                                                                            176,923
                                                                       ------------
REAL ESTATE--6.5%
Anthracite Capital, Inc. ..............................      6,900           72,657
HomeBanc Corp. ........................................     11,900           89,012
New York Mortgage Trust, Inc. .........................     10,500           69,510
RAIT Investment Trust .................................      1,970           51,062
Saxon Capital, Inc. ...................................      2,300           26,059
Sunset Financial Resources, Inc. ......................      8,700           73,776
                                                                       ------------
                                                                            382,076
                                                                       ------------
THRIFTS & MORTGAGE FINANCE--2.3%
Franklin Bank Corp. * .................................      4,500           80,955
IndyMac Bancorp, Inc. .................................      1,500           58,530
                                                                       ------------
                                                                            139,485
                                                                       ------------
  TOTAL FINANCIALS ....................................                     779,234
                                                                       ------------
INDUSTRIALS--17.8%
BUILDING PRODUCTS--3.9%
Griffon Corp. * .......................................      9,600     $    228,576
                                                                       ------------
ELECTRICAL EQUIPMENT--3.0%
General Cable Corp. * .................................      8,900          175,330
                                                                       ------------
MACHINERY--8.8%
Kennametal, Inc. ......................................      3,000          153,120
Lincoln Electric Holdings, Inc. .......................      4,550          180,453
Sauer-Danfoss, Inc. ...................................     10,000          188,100
                                                                       ------------
                                                                            521,673
                                                                       ------------
ROAD & RAIL--2.1%
Marten Transport Ltd. * ...............................      6,750          122,985
                                                                       ------------
  TOTAL INDUSTRIALS ...................................                   1,048,564
                                                                       ------------
INFORMATION TECHNOLOGY--9.8%
COMMUNICATIONS EQUIPMENT--1.0%
CommScope, Inc. * .....................................      2,900           58,377
                                                                       ------------
COMPUTERS & PERIPHERALS--3.1%
Quantum Corp. * .......................................     59,900          182,695
                                                                       ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--3.6%
Excel Technology, Inc. * ..............................      5,200          123,656
Keithley Instruments, Inc. ............................      6,500           90,870
                                                                       ------------
                                                                            214,526
                                                                       ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.1%
Mattson Technology, Inc. * ............................     12,400          124,744
                                                                       ------------
  TOTAL INFORMATION TECHNOLOGY ........................                     580,342
                                                                       ------------
MATERIALS--25.1%
CONTAINERS & PACKAGING--1.0%
Smurfit-Stone Container Corp. * .......................      4,070           57,672
                                                                       ------------
DISTRIBUTORS--1.5%
Earl M. Jorgensen Co. * ...............................      9,500           87,685
                                                                       ------------
METALS & MINING--10.9%
Aleris International, Inc. * ..........................      4,700          151,528
Century Aluminum Co. * ................................      7,200          188,712
Gibraltar Industries, Inc. ............................      9,000          206,460
RBC Bearings, Inc. * ..................................      5,800           94,250
                                                                       ------------
                                                                            640,950
                                                                       ------------
PAPER & FOREST PRODUCTS--11.7%
Bowater, Inc. .........................................      5,300          162,816
Buckeye Technologies, Inc. * ..........................     10,300           82,915
Glatfelter ............................................      6,500           92,235
Sappi Ltd., ADR .......................................     15,900          180,147
Wausau Paper Corp. ....................................     14,634          173,413
                                                                       ------------
                                                                            691,526
                                                                       ------------
  TOTAL MATERIALS .....................................                   1,477,833
                                                                       ------------
TOTAL COMMON STOCKS
(Cost--$4,562,911)                                                        5,628,359
                                                                       ------------

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/NWQ SMALL CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2005 (CONCLUDED)    (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                            AMOUNT        VALUE
                                                          ----------   ------------
SHORT-TERM SECURITIES--6.4%
REPURCHASE AGREEMENT **--6.4%
Nomura Securities International, Inc.,
  3.89%, dated 12/30/05, due 01/03/06, total to be
  received $376,339 (Cost--$376,176) ..................     $376,176     $  376,176
                                                                       ------------
TOTAL INVESTMENTS--101.9%
(Cost--$4,939,087) ....................................                   6,004,535
OTHER LIABILITIES IN EXCESS OF ASSETS--(1.9)% .........                    (112,676)
                                                                       ------------
NET ASSETS--100.0% ....................................                  $5,891,859
                                                                       ============

----------
*    NON-INCOME PRODUCING SECURITY.
** THE REPURCHASE AGREEMENT IS FULLY COLLATERALIZED BY U.S. GOVERNMENT AND/OR AGENCY OBLIGATIONS BASED ON MARKET PRICES AT THE DATE OF THIS PORTFOLIO. THE INVESTMENT IN THE REPURCHASE AGREEMENT IS THROUGH PARTICIPATION IN A TRI-PARTY ARRANGEMENT.
GLOSSARY:
ADR--AMERICAN DEPOSITARY RECEIPT.

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/DELAWARE SMALL-MID CAP GROWTH PORTFOLIO
PORTFOLIO MANAGER'S COMMENTARY - DECEMBER 31, 2005
--------------------------------------------------------------------------------

MARKET CONDITIONS

     Fluctuating energy prices dominated market movements in 2005. Lingering optimism from the end of 2004 was dashed in the first quarter, as rising energy prices spread fear of a decelerating economy. In May, however, investors stepped back into the market, as energy prices eased and inflation fears subsided. The rally continued through July before softening in August. Then, despite the cataclysm of Hurricanes Katrina and Rita, ensuing high energy prices, and continued Fed tightening, the market actually rose in September before closing the year with modestly positive returns in the final three months. For the full year, gains across the cap spectrum also were limited, except for a bulge in the middle. The Russell 2000 Index rose 4.55%, while the Russell Top 200 Index gained only 3.77% for the year. In notable contrast was the Russell Midcap Value Index's 12.65% return. The "midcap effect" clearly benefited the Russell 2500 Index, which returned 8.11%, over 350 bps ahead of the Russell 2000. Interestingly, only within the 2500 style indices did growth outperform value. In all other cap ranges - 2000, Midcap, 1000 and Top 200 - value outperformed, as it has for five of the last six years. Within the Russell 2500 Growth Index, every sector finished in positive territory, except financials, but none approached the energy sector, which soared 58%.

FACTORS AFFECTING THE PORTFOLIO'S PERFORMANCE

     The Portfolio's performance returned 7.79% for the last twelve months, versus the Russell 2000 Growth Index's 4.15% return and the Russell 2500 Growth Index's return of 8.17%. Overall stock selection for the year was positive, led by the health care, financials, business services and information technology sectors. Another source of positive contribution was our information technology weighting, which captured alpha in the first-quarter by being underweight while the sector lagged. Based on our belief that valuations had gotten washed out and that fundamentals were improving, we increased the weight dramatically over the following two quarters to a slight overweight.

     The top ten performers over the past year came from five different sectors, health care, alone, accounting for four. The second-quarter rebound in biotech was immensely aided by the acquisition of one of the portfolio's top performers
- Vicuron Pharmaceuticals. Its acquisition by Pfizer at a 75% premium lent credence to our contention that the indiscriminate drubbing that the market had meted out on biotech-related stocks in the first-quarter had produced some tremendous unrecognized return potential. Other beneficiaries of the change in sentiment included Amylin Pharmaceuticals, which rose 71% largely in response to positive results regarding its diabetes drug. The Portfolio's top performer was Salesforce.com, a leader in on-demand software deployment, which rose 110%. Second among actual contributors was Carter's, Inc., up 73% on a strong reception from investors regarding its purchase of OshKosh B'Gosh and improved growth opportunities.

     The largest hindrance to performance was an underweight in energy, part of which we recovered in the fourth-quarter when energy softened. While we were confident that energy stocks had gotten ahead of themselves in September and consumer stocks had been oversold, we have continued to believe that a secular demand-driven shift in the energy sector is creating opportunities for select energy-related companies to sustain growth independent of short-term oil-price volatility. Accordingly, we took advantage of the decline in energy stocks in the fourth-quarter to reduce our underweight in the sector. Also hurting performance was stock selection in consumer services, led by severe declines in Cash America Investments and Four Seasons Hotels, both of which we exited.

     We enter 2006 fairly optimistic about the overall economy and the potential for positive stock performance. An end to Federal Reserve rate increases and a leveling in energy prices could establish a solid operating environment for many businesses, leading to continued sales and profit growth. We are comfortable with our current portfolio weights and believe that we will be able to participate in a strong market environment. While changes in portfolio positioning throughout the past year have reduced the portfolio's sensitivity to the over or under performance of any particular sector, we continue to focus on stock selection - finding and holding individual companies that have delivered and will be able to continue to deliver strong sales and profit growth.

     THE PRECEDING COMMENTARY WAS PREPARED BY THE PORTFOLIO'S SUB-ADVISOR, DELAWARE MANAGEMENT COMPANY.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/DELAWARE SMALL-MID CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION*
--------------------------------------------------------------------------------

[CHART]

TOTAL RETURNS BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                       ROSZEL/DELAWARE
               SMALL-MID CAP GROWTH PORTFOLIO  S&P 500 INDEX   RUSSELL 2500 GROWTH INDEX
7/1/2002               $ 10,000                  $ 10,000              $ 10,000
12/31/2002             $  7,620                  $  8,970              $  8,764
12/31/2003             $ 10,383                  $ 11,544              $ 12,823
12/31/2004             $ 11,703                  $ 12,800              $ 14,693
12/31/2005             $ 12,614                  $ 13,428              $ 15,895

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                                                    SINCE
                                                        ONE YEAR  INCEPTION+
                                                        --------  ----------
Roszel/Delaware Small-Mid Cap Growth Portfolio ...        7.79%      6.86%
S&P 500 Index ....................................        4.91%      8.79%
Russell 2500 Growth Index ........................        8.17%     14.16%

----------
*   SEE NOTES TO PERFORMANCE INFORMATION.
+   JULY 1, 2002.

PORTFOLIO SUMMARY
AS OF DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                          PERCENTAGE
TOP TEN HOLDINGS**                       OF NET ASSETS
------------------------------           -------------
Coach, Inc. ....................              3.9%
Getty Images, Inc. .............              3.3
Cheesecake Factory, Inc. (The)                2.6
United Therapeutics Corp. ......              2.6
Monster Worldwide, Inc. ........              2.6
Carter's, Inc. .................              2.5
Protein Design Labs, Inc. ......              2.5
UTI Worldwide, Inc. ............              2.4
Websense, Inc. .................              2.3
Resources Connection, Inc. .....              2.2
                                         -------------
  Total                                      26.9%

                                          PERCENTAGE
HOLDINGS BY SECTOR                       OF NET ASSETS
------------------------------           -------------
Information Technology .......                28.3%
Health Care ..................                23.0
Consumer Discretionary .......                22.7
Industrials ..................                13.0
Financials ...................                 9.4
Energy .......................                 2.1
Consumer Staples .............                 0.7
Materials ....................                 0.5
Other# .......................                 0.3
                                         -------------
  Total                                      100.0%

----------
**  EXCLUDING SHORT-TERM SECURITIES AND/OR CASH EQUIVALENTS.
#   OTHER INCLUDES SHORT-TERM SECURITIES AND OTHER LIABILITIES IN EXCESS OF
    ASSETS.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/DELAWARE SMALL-MID CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2005                (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                SHARES     VALUE
                                                ------   ----------
COMMON STOCKS--99.7%
CONSUMER DISCRETIONARY--22.7%
AUTOMOBILES--1.4%
Winnebago Industries, Inc. ..................    1,500   $   49,920
                                                         ----------
HOTELS, RESTAURANTS & LEISURE--8.6%
Cheesecake Factory, Inc. (The) * ............    2,450       91,606
Kerzner International Ltd. * ................      700       48,125
P.F. Chang's China Bistro, Inc. * ...........      700       34,741
Texas Roadhouse, Inc. (Class A) * ...........    3,300       51,315
Wynn Resorts Ltd. * .........................    1,300       71,305
                                                         ----------
                                                            297,092
                                                         ----------
MEDIA--3.3%
Getty Images, Inc. * ........................    1,300      116,051
                                                         ----------
SPECIALTY RETAIL--2.9%
MSC Industrial Direct Co., Inc.
  (Class A) .................................    1,600       64,352
Tractor Supply Co. * ........................      700       37,058
                                                         ----------
                                                            101,410
                                                         ----------
TEXTILES, APPAREL & LUXURY
  GOODS--6.5%
Carter's, Inc. * ............................    1,500       88,275
Coach, Inc. * ...............................    4,100      136,694
                                                         ----------
                                                            224,969
                                                         ----------
  TOTAL CONSUMER DISCRETIONARY ..............               789,442
                                                         ----------
CONSUMER STAPLES--0.7%
FOOD PRODUCTS--0.7%
Green Mountain Coffee
  Roasters, Inc. * ..........................      600       24,360
                                                         ----------
ENERGY--2.1%
ENERGY EQUIPMENT & SERVICES--2.1%
CARBO Ceramics, Inc. ........................      150        8,478
Hydril * ....................................    1,000       62,600
                                                         ----------
  TOTAL ENERGY ..............................                71,078
                                                         ----------
FINANCIALS--9.4%
CAPITAL MARKETS--1.1%
Waddell & Reed Financial, Inc. ..............    1,800       37,746
                                                         ----------
COMMERCIAL BANKS--2.1%
City National Corp. .........................      500       36,220
Whitney Holding Corp. .......................    1,300       35,828
                                                         ----------
                                                             72,048
                                                         ----------
INSURANCE--4.4%
Aspen Insurance Holdings Ltd. ...............    1,400       33,138
Hanover Insurance Group,
  Inc. (The) ................................      400       16,708
HCC Insurance Holdings, Inc. ................      600       17,808
IPC Holdings Ltd. ...........................      800       21,904
PartnerRe Ltd. ..............................    1,000       65,670
                                                         ----------
                                                            155,228
                                                         ----------
THRIFTS & MORTGAGE FINANCE--1.8%
Downey Financial Corp. ......................      300       20,517
Webster Financial Corp. .....................      900       42,210
                                                         ----------
                                                             62,727
                                                         ----------
  TOTAL FINANCIALS ..........................               327,749
                                                         ----------
HEALTH CARE--23.0%
BIOTECHNOLOGY--9.6%
Exelixis, Inc. * ............................    4,000   $   37,680
Neurocrine Biosciences, Inc. * ..............      900       56,457
Protein Design Labs, Inc. * .................    3,100       88,102
Telik, Inc. * ...............................    3,600       61,164
United Therapeutics Corp. * .................    1,300       89,856
                                                         ----------
                                                            333,259
                                                         ----------
HEALTH CARE EQUIPMENT &
  SUPPLIES--5.9%
Align Technology, Inc. * ....................      800        5,176
Cytyc Corp. * ...............................    1,300       36,699
Fisher Scientific International, Inc. * .....    1,000       61,860
Mentor Corp. ................................      600       27,648
Nektar Therapeutics, Inc. * .................    4,500       74,070
                                                         ----------
                                                            205,453
                                                         ----------
HEALTH CARE PROVIDERS &
  SERVICES--1.8%
Advisory Board Co. (The) * ..................    1,300       61,971
                                                         ----------
PHARMACEUTICALS--5.7%
Amylin Pharmaceuticals, Inc. * ..............    1,500       59,880
Endo Pharmaceuticals Holdings,
  Inc. * ....................................    1,300       39,338
Medicis Pharmaceutical Corp.
  (Class A) .................................    1,100       35,255
MGI Pharma, Inc. * ..........................    3,700       63,492
                                                         ----------
                                                            197,965
                                                         ----------
  TOTAL HEALTH CARE .........................               798,648
                                                         ----------
INDUSTRIALS--13.0%
AIR FREIGHT & LOGISTICS--4.0%
J.B. Hunt Transport Services, Inc. ..........    2,500       56,600
UTI Worldwide, Inc. .........................      900       83,556
                                                         ----------
                                                            140,156
                                                         ----------
COMMERCIAL SERVICES &
  SUPPLIES--7.3%
Bright Horizons Family Solutions,
  Inc. * ....................................      900       33,345
Monster Worldwide, Inc. * ...................    2,200       89,804
Resources Connection, Inc. * ................    2,900       75,574
West Corp. * ................................    1,300       54,795
                                                         ----------
                                                            253,518
                                                         ----------
MACHINERY--1.7%
Bucyrus International, Inc. .................    1,100       57,970
                                                         ----------
  TOTAL INDUSTRIALS .........................               451,644
                                                         ----------
INFORMATION TECHNOLOGY--28.3%
COMMUNICATIONS EQUIPMENT--4.6%
Avocent Corp. * .............................    1,100       29,909
F5 Networks, Inc. * .........................      800       45,752
Polycom, Inc. * .............................    3,000       45,900
Tekelec * ...................................    2,900       40,310
                                                         ----------
                                                            161,871
                                                         ----------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS--4.1%
Mettler Toledo International, Inc. * ........    1,100       60,720
Paxar Corp. * ...............................    2,200       43,186
Vishay Intertechnology, Inc. * ..............    2,800       38,528
                                                         ----------
                                                            142,434
                                                         ----------

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/DELAWARE SMALL-MID CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2005 (CONCLUDED)    (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                                  SHARES         VALUE
                                                                -----------   ------------
INTERNET SOFTWARE & SERVICES--2.8%
Akamai Technologies, Inc. * ................................          2,700   $     53,811
Opsware, Inc. * ............................................          6,300         42,777
                                                                              ------------
                                                                                    96,588
                                                                              ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.8%
Cymer, Inc. * ..............................................          1,700         60,367
Fairchild Semiconductor International,
  Inc. (Class A) * .........................................          2,100         35,511
FormFactor, Inc. * .........................................          1,600         39,088
Integrated Device Technology, Inc. * .......................          2,340         30,841
                                                                              ------------
                                                                                   165,807
                                                                              ------------
SOFTWARE--12.0%
American Reprographics Co. * ...............................          2,100         53,361
Hyperion Solutions Corp. * .................................          1,800         64,476
Jack Henry & Associates, Inc. ..............................          2,200         41,976
NAVTEQ Corp. * .............................................          1,000         43,870
RSA Security, Inc. * .......................................          2,700         30,321
Salesforce.com, Inc. * .....................................          2,200         70,510
Websense, Inc. * ...........................................          1,200         78,768
Wind River Systems, Inc. * .................................          2,200         32,494
                                                                              ------------
                                                                                   415,776
                                                                              ------------
  TOTAL INFORMATION TECHNOLOGY .............................                       982,476
                                                                              ------------
MATERIALS--0.5%
CONSTRUCTION MATERIALS--0.5%
AMCOL International Corp. ..................................            900         18,468
                                                                              ------------
TOTAL COMMON STOCKS
(Cost--$2,688,736)..........................................                     3,463,865
                                                                              ------------

                                                                  PRINCIPAL
                                                                   AMOUNT          VALUE
                                                                ------------     ----------
SHORT-TERM SECURITIES--3.4%
REPURCHASE AGREEMENT **--3.4%
Nomura Securities International,
  Inc., 3.89%, dated 12/30/05,
  due 01/03/06, total to be
  received $116,648
  (Cost--$116,598)..........................................       $116,598      $  116,598
                                                                                 ----------
TOTAL INVESTMENTS--103.1%
(Cost $2,805,334) ..........................................                      3,580,463
OTHER LIABILITIES IN EXCESS OF
  ASSETS--(3.1)% ...........................................                       (107,753)
                                                                                 ----------
NET ASSETS--100.0% .........................................                     $3,472,710
                                                                                 ==========

----------
*   NON-INCOME PRODUCING SECURITY.

** THE REPURCHASE AGREEMENT IS FULLY COLLATERALIZED BY U.S. GOVERNMENT AND/OR AGENCY OBLIGATIONS BASED ON MARKET PRICES AT THE DATE OF THIS PORTFOLIO. THE INVESTMENT IN THE REPURCHASE AGREEMENT IS THROUGH PARTICIPATION IN A TRI-PARTY ARRANGEMENT.

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/LAZARD INTERNATIONAL PORTFOLIO
PORTFOLIO MANAGER'S COMMENTARY - DECEMBER 31, 2005
--------------------------------------------------------------------------------

MARKET CONDITIONS

     2005 proved to be another robust year for international stocks, which posted their third consecutive year of gains. Japanese stocks led the way, as the Nikkei 225 Index rose 40 percent in the year. Japan's outperformance has coincided with the reelection of Prime Minister Koizumi and the reshuffling of his cabinet. Investors feel that Koizumi's strong showing in the polls has given him a clear mandate to continue the restructuring of the Japanese economy and further reinforces the belief that corporate profitability may be about to improve. European markets also posted solid gains, driven by corporate restructuring, low interest rates, favorable profit-growth, and a boom in mergers and acquisitions (M&A) activity. Globally, the value of announced M&A transactions for 2005 was the largest in the last five years. Based on these signs of improving economic conditions, the European Central Bank raised interest rates in December, for the first time in five years, in an effort to curb inflation however, a downturn in business sentiment in Germany, high unemployment and cautious consumers, underscores the still fragile nature of the EuroZone's economy. While Japan has yet to tighten its monetary policy, continued signs of economic recovery have led to speculation that the Bank of Japan will end its zero interest-rate policy fairly soon. From a sector perspective, materials, industrials, financials, and energy all outperformed for the year, as the outlook for global growth looks positive. The only sector that witnessed a negative return was telecom services, as the industry has become increasingly competitive. Regionally, Japan was the top-performing country, while the United Kingdom lagged. In Europe, Switzerland, Denmark, and Norway posted solid gains, while Ireland and Spain were the only countries that witnessed negative returns.

FACTORS AFFECTING THE PORTFOLIO'S PERFORMANCE

     The Roszel/Lazard International Portfolio underperformed its benchmark for the year ended December 31, 2005.

     Stock selection and an overweight position in information technology benefited the Portfolio, as the shares of one of the leading mobile-phone manufacturers rose to a 20-month high in December. The company has widened its lead over competitors by launching a variety of new phones and cutting prices in pursuit of stronger-than-expected global handset demand. An underweight position and stock selection in consumer discretionary also helped returns, as a luxury goods holding continues to benefit from robust demand by affluent consumers. Underweight positions in materials and industrials detracted from performance, as these sectors produced the largest gains for the year. An underweight position in Japan also hurt returns, as this was the top-performing country.

     The international economy demonstrated tremendous resiliency in 2005, as growth remained robust even as energy prices soared, and central banks around the world continued to tighten monetary policy. Our outlook on international stocks remains positive, as earnings growth and cash generation remain robust, and valuations appear relatively attractive compared to historical norms. However, increases in interest rates outside the United States may raise the level of uncertainty about the earnings potential of smaller, more volatile companies. Thus, we would expect a market rotation away from such companies and toward larger, more consistently profitable companies, as the economic recovery matures and corporate earnings growth slows from its current robust rate.

     THE PRECEDING COMMENTARY WAS PREPARED BY THE PORTFOLIO'S SUB-ADVISOR, LAZARD ASSET MANAGEMENT LLC.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/LAZARD INTERNATIONAL PORTFOLIO
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION*
--------------------------------------------------------------------------------

[CHART]

TOTAL RETURNS BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                                   ROSZEL/LAZARD
                              INTERNATIONAL PORTFOLIO    MSCI EAFE INDEX
7/1/2002                             $ 10,000               $ 10,000
12/31/2002                           $  8,930               $  8,552
12/31/2003                           $ 11,530               $ 11,901
12/31/2004                           $ 13,410               $ 14,365
12/31/2005                           $ 14,546               $ 16,378

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                                                                  SINCE
                                                                 ONE YEAR       INCEPTION+
                                                               ------------    -----------
Roszel/Lazard International Portfolio ......................        8.48%         11.30%
MSCI EAFE Index ............................................       14.02%         15.14%

----------
* SEE NOTES TO PERFORMANCE INFORMATION.
+ JULY 1, 2002.

PORTFOLIO SUMMARY
AS OF DECEMBER 31, 2005
------------------------------------------------------------------------------

                                                                  PERCENTAGE
TOP TEN HOLDINGS**                                              OF NET ASSETS
------------------------------------------------------------   ---------------
Nokia OYJ, ADR .............................................           4.3%
GlaxoSmithKline plc, ADR ...................................           4.0
HSBC Holdings plc, ADR .....................................           3.7
Nomura Holdings, Inc., ADR .................................           3.6
Barclays plc, ADR ..........................................           3.6
Societe Generale, ADR ......................................           3.2
Vodafone Group plc, ADR ....................................           3.2
Credit Suisse Group, ADR ...................................           3.2
UBS AG (Registered) ........................................           3.2
Nestle SA, ADR (Registered) ................................           3.2
                                                               ---------------
  Total                                                               35.2%

                                                                  PERCENTAGE
HOLDINGS BY SECTOR                                              OF NET ASSETS
------------------------------------------------------------   ---------------
Financials .................................................          35.2%
Consumer Staples ...........................................          21.0
Energy .....................................................          12.1
Health Care ................................................          11.1
Information Technology .....................................           7.5
Industrials ................................................           4.1
Telecommunication Services .................................           3.2
Consumer Discretionary .....................................           1.8
Other# .....................................................           4.0
                                                               ---------------
  Total                                                              100.0%

----------
**  EXCLUDING SHORT-TERM SECURITIES AND/OR CASH EQUIVALENTS.
#   OTHER INCLUDES SHORT-TERM SECURITIES AND OTHER LIABILITIES IN EXCESS OF
    ASSETS.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/LAZARD INTERNATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2005                (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                                  SHARES         VALUE
                                                               -----------    -----------
COMMON STOCKS--96.0%
DENMARK--2.0%
Danske Bank AS, ADR ........................................         2,900    $   101,645
                                                                              -----------
FINLAND--4.3%
Nokia OYJ, ADR .............................................        11,800        215,940
                                                                              -----------
FRANCE--12.4%
AXA SA, ADR ................................................         3,600        116,388
Sanofi-Aventis, ADR ........................................         2,200         96,580
Societe Generale, ADR ......................................         6,700        164,150
Total SA, ADR ..............................................         1,250        158,000
Vivendi Universal SA, ADR ..................................         2,900         91,147
                                                                              -----------
                                                                                  626,265
                                                                              -----------
GERMANY--4.9%
Schering AG, ADR ...........................................         1,450         97,020
Siemens AG, ADR ............................................         1,800        154,062
                                                                              -----------
                                                                                  251,082
                                                                              -----------
IRELAND--2.0%
Allied Irish Banks plc, ADR ................................         2,400        103,104
                                                                              -----------
ITALY--5.1%
Eni S.p.A., ADR ............................................         1,100        153,406
Sanpaolo IMI S.p.A., ADR ...................................         3,300        103,125
                                                                              -----------
                                                                                  256,531
                                                                              -----------
JAPAN--14.0%
Canon, Inc., ADR ...........................................         2,700        158,841
Hoya Corp., ADR ............................................         1,750         62,865
Kao Corp., ADR .............................................           550        146,905
Mitsubishi UFJ Financial Group,
  Inc., ADR ................................................        11,700        160,173
Nomura Holdings, Inc., ADR .................................         9,500        182,590
                                                                              -----------
                                                                                  711,374
                                                                              -----------
NETHERLANDS--6.7%
Heineken NV, ADR ...........................................         4,300        135,880
Royal Dutch Shell plc, ADR
   (Class A) ...............................................         2,470        151,880
TNT NV, ADR ................................................         1,700         53,176
                                                                              -----------
                                                                                  340,936
                                                                              -----------
SWITZERLAND--14.9%
Credit Suisse Group, ADR ...................................         3,200        163,040
Nestle SA, ADR (Registered) ................................         2,150        160,713
Novartis AG, ADR ...........................................         2,000        104,960
Swiss Reinsurance Co., ADR .................................         1,500        109,500
UBS AG (Registered) ........................................         1,700        161,755
Zurich Financial Services AG, ADR * ........................         2,500         53,375
                                                                              -----------
                                                                                  753,343
                                                                              -----------
UNITED KINGDOM--29.7%
Barclays plc, ADR ..........................................         4,300    $   180,944
BP plc, ADR ................................................         2,350        150,917
Cadbury Schweppes plc, ADR .................................         3,600        137,844
Diageo plc, ADR ............................................         2,400        139,920
GlaxoSmithKline plc, ADR ...................................         4,000        201,920
HSBC Holdings plc, ADR .....................................         2,300        185,081
Imperial Tobacco Group plc, ADR ............................         1,950        117,955
Tesco plc, ADR .............................................         4,900         85,603
Unilever plc, ADR ..........................................         3,500        140,420
Vodafone Group plc, ADR ....................................         7,600        163,172
                                                                              -----------
                                                                                1,503,776
                                                                              -----------
TOTAL COMMON STOCKS
(Cost--$3,949,800)..........................................                    4,863,996
                                                                              -----------

                                                                 PRINCIPAL
                                                                  AMOUNT
                                                                ------------
SHORT-TERM SECURITIES--4.8%
REPURCHASE AGREEMENT **--4.8%
Nomura Securities International,
  Inc., 3.89%, dated 12/30/05,
  due 01/03/06, total to be
  received $242,180
  (Cost--$242,075)..........................................       $242,075        242,075
                                                                                ----------
TOTAL INVESTMENTS--100.8%
(Cost--$4,191,875) .........................................                     5,106,071
OTHER LIABILITIES IN
  EXCESS OF ASSETS--(0.8)% .................................                       (39,184)
                                                                                ----------
NET ASSETS--100.0% .........................................                    $5,066,887
                                                                                ==========

----------
*   NON-INCOME PRODUCING SECURITY.

** THE REPURCHASE AGREEMENT IS FULLY COLLATERALIZED BY U.S. GOVERNMENT AND/OR AGENCY OBLIGATIONS BASED ON MARKET PRICES AT THE DATE OF THIS PORTFOLIO. THE INVESTMENT IN THE REPURCHASE AGREEMENT IS THROUGH PARTICIPATION IN A TRI-PARTY ARRANGEMENT.

GLOSSARY:
ADR--AMERICAN DEPOSITARY RECEIPT.

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/WILLIAM BLAIR INTERNATIONAL PORTFOLIO
PORTFOLIO MANAGER'S COMMENTARY - DECEMBER 31, 2005
--------------------------------------------------------------------------------

MARKET CONDITIONS

     During the first six months of 2005 the international equity markets were largely flat; however, during the last half of the year the equity markets sharply appreciated as evidenced by the annual 17.11% MSCI ACWI ex-U.S. Index return. International equities significantly outpaced the US as measured by the S&P 500 Index, which rose 4.91% year to date. This increase was despite US dollar appreciation versus most foreign currencies, which reduced returns to US investors. The MSCI EAFE Index rose 29.54% in local terms, which translated into 14.02% to U.S. dollar investors, as the U.S. dollar appreciated an average 13% relative to EAFE country currencies.

     Positive second half international equity market performance was driven by strong results across sectors, capitalizations and regions. With its improving macroeconomic backdrop and positive consumer sentiment, Japan was one of the strongest developed regions year to date, up 25.63% in US dollar terms, only lagging behind Canada, which returned nearly 29%. Emerging markets were the strongest part of the international markets overall, returning 34.54% as measured by the MSCI Emerging Markets Index, while developed small capitalization stocks rose 25.48%. Both areas outperformed larger capitalization developed stocks, as measured by the EAFE Index.

FACTORS AFFECTING THE PORTFOLIO'S PERFORMANCE

     In this positive market environment, the portfolio outpaced broad international equity market indices. Annual performance was bolstered by strong performance across most sectors. In addition, stock selection in most developed markets added alpha, as did the Portfolio's allocation to and stock selection in emerging markets equity. Within developed markets, Europe ex-U.K. stock selection was additive to performance, as was the underweighted position in the U.K., where rising interest rates hampered equity market returns. Within emerging markets, performance was enhanced by the Portfolio's overweighted allocation to Latin America, which posted impressive gains driven by strength in Brazil and Mexico. At the sector level, stock selection was particularly strong in the Energy and Financial sectors. Somewhat mitigating positive results was stock selection in Canada, as the Portfolio did not have a significant position in energy stocks within this country. Stock selection in the consumer discretionary and information technology sectors also adversely affected relative performance during the year. Sector positioning was an overall detractor from results in 2005. Specifically, the Portfolio's materials sector underweight hampered performance, as materials stocks were the second best performing global sector behind energy. The Portfolio's modest cash position also detracted from performance in a rising market.

     During the fourth-quarter the Portfolio outperformed both the MSCI ACWI ex-U.S. and MSCI EAFE Indices. Strong stock selection in energy, financials, telecommunication services, industrials, and utilities drove relative performance, as did the Portfolio's stock selection in Japan, Europe ex-U.K. and the U.K. From a sector and regional allocation perspective, the Portfolio's underweighted U.K. and telecommunication services allocations also added value, as did the weighting in Canada and the Emerging Markets, as these names performed well in our Portfolio. Somewhat mitigating positive relative results was the Portfolio's overweighted energy allocation which added value year to date, but hurt performance during the fourth-quarter as energy prices retreated. In addition, the Portfolio's slightly underweighted Japan allocation was detrimental to relative performance, as this country was the best performing developed market during the fourth-quarter.

     THE PRECEDING COMMENTARY WAS PREPARED BY THE PORTFOLIO'S SUB-ADVISOR, WILLIAM BLAIR & COMPANY LLC.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/WILLIAM BLAIR INTERNATIONAL PORTFOLIO
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION*
--------------------------------------------------------------------------------

[CHART]

TOTAL RETURNS BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                                ROSZEL/WILLIAM BLAIR
                              INTERNATIONAL PORTFOLIO    MSCI EAFE INDEX
7/1/2002                             $ 10,000                $ 10,000
12/31/2002                           $  8,910                $  8,552
12/31/2003                           $ 11,921                $ 11,901
12/31/2004                           $ 13,332                $ 14,365
12/31/2005                           $ 15,586                $ 16,378

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                                                                  SINCE
                                                                 ONE YEAR       INCEPTION+
                                                               ------------    -----------
Roszel/William Blair International Portfolio ...............          16.91%         13.51%
MSCI EAFE Index ............................................          14.02%         15.14%

----------
*   SEE NOTES TO PERFORMANCE INFORMATION.
+   JULY 1, 2002.

PORTFOLIO SUMMARY
AS OF DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                                                 PERCENTAGE
TOP TEN HOLDINGS**                                              OF NET ASSETS
------------------------------------------------------------   ---------------
ORIX Corp., ADR ............................................           4.8%
Mitsubishi UFJ Financial
  Group, Inc., ADR .........................................           4.3
BG Group plc, ADR ..........................................           3.7
Roche Holding AG, ADR ......................................           3.6
E.ON AG, ADR ...............................................           3.5
Sanofi-Aventis, ADR ........................................           3.5
UBS AG (Registered) ........................................           3.5
BNP Paribas, ADR ...........................................           3.4
Toyota Motor Corp., ADR ....................................           3.3
Luxottica Group S.p.A., ADR ................................           3.0
                                                               ---------------
  Total                                                               36.6%

                                                                  PERCENTAGE
HOLDINGS BY SECTOR                                              OF NET ASSETS
------------------------------------------------------------   ---------------
Financials .................................................          25.4%
Consumer Discretionary .....................................          16.6
Information Technology .....................................          16.6
Energy .....................................................          13.0
Industrials ................................................          10.0
Health Care ................................................           8.5
Consumer Staples ...........................................           4.0
Utilities ..................................................           3.5
Materials ..................................................           2.7
Telecommunication Services .................................           1.5
Other# .....................................................          (1.8)
                                                               ---------------
  Total                                                              100.0%

----------
**  EXCLUDING SHORT-TERM SECURITIES AND/OR CASH EQUIVALENTS.

#   OTHER INCLUDES SHORT-TERM SECURITIES AND OTHER LIABILITIES IN EXCESS OF
    ASSETS

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/WILLIAM BLAIR INTERNATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2005                (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                                  SHARES         VALUE
                                                               -----------    -----------
COMMON STOCKS--101.8%
AUSTRALIA--2.7%
BHP Billiton Ltd., ADR .....................................         2,630    $    87,895
                                                                              -----------
BRAZIL--5.6%
Banco Itau Holding Financeira SA, ADR ......................         1,710         41,074
GOL- Linhas Aereas Inteligentes SA, ADR ....................         1,740         49,086
Petroleo Brasileiro SA, ADR ................................         1,270         90,513
                                                                              -----------
                                                                                  180,673
                                                                              -----------
CANADA--8.2%
Canadian National Railway Co. ..............................           930         74,391
Gildan Activewear, Inc. * ..................................         1,461         62,604
Manulife Financial Corp. ...................................           620         36,456
Research In Motion Ltd. * ..................................           640         42,246
Ritchie Bros. Auctioneers, Inc. ............................         1,170         49,433
                                                                              -----------
                                                                                  265,130
                                                                              -----------
CHILE--1.1%
Banco Santander Chile SA, ADR ..............................           830         37,018
                                                                              -----------
FRANCE--11.1%
BNP Paribas, ADR ...........................................         2,775        111,694
Dassault Systemes SA, ADR ..................................         1,200         67,812
Sanofi-Aventis, ADR ........................................         2,595        113,920
Technip SA, ADR ............................................         1,100         66,858
                                                                              -----------
                                                                                  360,284
                                                                              -----------
GERMANY--6.5%
E.ON AG, ADR ...............................................         3,330        114,951
SAP AG, ADR ................................................         2,095         94,422
                                                                              -----------
                                                                                  209,373
                                                                              -----------
GREECE--2.0%
National Bank of Greece SA, ADR ............................         7,420         63,515
                                                                              -----------
HONG KONG--1.8%
Techtronic Industries Co., Ltd., ADR .......................         5,040         59,472
                                                                              -----------
INDIA--3.6%
HDFC Bank Ltd., ADR ........................................         1,050         53,445
Infosys Technologies Ltd., ADR .............................           800         64,688
                                                                              -----------
                                                                                  118,133
                                                                              -----------
IRELAND--5.0%
Allied Irish Banks plc, ADR ................................         1,740         74,751
Ryanair Holdings plc, ADR * ................................         1,570         87,904
                                                                              -----------
                                                                                  162,655
                                                                              -----------
ITALY--3.0%
Luxottica Group S.p.A., ADR ................................         3,895         98,583
                                                                              -----------
JAPAN--19.3%
Matsushita Electric Industries Co., Ltd., ADR ..............         3,940         76,357
Mitsubishi UFJ Financial Group, Inc., ADR ..................        10,160        139,091
Nidec Corp., ADR ...........................................         2,910         62,972
ORIX Corp., ADR ............................................         1,230        156,579
Sharp Corp., ADR ...........................................         5,720         87,802
Toyota Motor Corp., ADR ....................................         1,010        105,666
                                                                              -----------
                                                                                  628,467
                                                                              -----------
MEXICO--4.3%
America Movil SA de CV, ADR ................................         1,650    $    48,279
Desarrolladora Homex SA de CV, ADR * .......................         1,540         47,247
Wal-Mart de Mexico SA de CV, ADR ...........................           790         43,450
                                                                              -----------
                                                                                  138,976
                                                                              -----------
NETHERLANDS--1.5%
Qiagen N.V. * ..............................................         4,015         47,176
                                                                              -----------
NORWAY--2.3%
Statoil ASA, ADR ...........................................         3,195         73,357
                                                                              -----------
SOUTH AFRICA--2.2%
Sasol Ltd., ADR ............................................         2,040         72,706
                                                                              -----------
SOUTH KOREA--0.9%
LG.Philips LCD Co., Ltd., ADR * ............................         1,320         28,327
                                                                              -----------
SWEDEN--4.7%
Telefonaktiebolaget LM Ericsson, ADR * .....................         2,610         89,784
Volvo AB, ADR ..............................................         1,360         64,029
                                                                              -----------
                                                                                  153,813
                                                                              -----------
SWITZERLAND--7.0%
Roche Holding AG, ADR ......................................         1,545        116,029
UBS AG (Registered) ........................................         1,185        112,753
                                                                              -----------
                                                                                  228,782
                                                                              -----------
TAIWAN--2.7%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR ..........         8,820         87,406
                                                                              -----------
UNITED KINGDOM--6.3%
BG Group plc, ADR ..........................................         2,420        120,201
Tesco plc, ADR .............................................         4,895         85,516
                                                                              -----------
                                                                                  205,717
                                                                              -----------
TOTAL COMMON STOCKS
(Cost--$2,645,314)                                                              3,307,458
                                                                              -----------

                                                                 PRINCIPAL
                                                                  AMOUNT         VALUE
                                                               -----------    -----------
SHORT-TERM SECURITIES--6.2%
REPURCHASE AGREEMENT **--6.2%
Nomura Securities International, Inc.,
   3.89%, dated 12/30/05,
   due 01/03/06, total to be
   received $203,006
   (Cost--$202,918) ........................................       $202,918        202,918
                                                                                ----------
TOTAL INVESTMENTS--108.0%
(Cost--$2,848,232) .........................................                     3,510,376
OTHER LIABILITIES IN EXCESS
   OF ASSETS--(8.0)% .......................................                      (260,737)
                                                                                ----------
NET ASSETS--100.0% .........................................                    $3,249,639
                                                                                ==========

----------
*   NON-INCOME PRODUCING SECURITY.

** THE REPURCHASE AGREEMENT IS FULLY COLLATERALIZED BY U.S. GOVERNMENT AND/OR AGENCY OBLIGATIONS BASED ON MARKET PRICES AT THE DATE OF THIS PORTFOLIO. THE INVESTMENT IN THE REPURCHASE AGREEMENT IS THROUGH PARTICIPATION IN A TRI-PARTY ARRANGEMENT.

GLOSSARY:

ADR--AMERICAN DEPOSITARY RECEIPT.

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/LORD ABBETT GOVERNMENT SECURITIES PORTFOLIO
PORTFOLIO MANAGER'S COMMENTARY - DECEMBER 31, 2005
--------------------------------------------------------------------------------

MARKET CONDITIONS

     The Federal Reserve Board (the Fed) continued the process it began in June 2004 of raising its key short-term interest rate, the Fed Funds rate. In 2005, the Fed raised the rate from 2.25% to 4.25% in quarter-point increments. Since the Fed moves were widely anticipated, rates at the short end of the yield curve rose, while intermediate and long rates, which generally incorporate economic growth and inflation expectations, actually fell.

     Meanwhile, yields for high-quality, highly liquid securities like mortgage-backed securities (MBS) ended the year higher (resulting in lower prices), both on an absolute basis and relative to Treasuries, while riskier securities improved. Several factors could be at work in this process. First, demand for MBS decreased as the government-sponsored housing agencies, Fannie Mae (Federal National Mortgage Association) and Freddie Mac (Federal Housing Lending Mortgage Corporation) scaled back MBS holdings in response to increased regulatory scrutiny of their accounting practices. Second, commercial banks began to purchase fewer mortgages as corporate loan demand increased. Finally, as the U.S. dollar strengthened, the need by large exporting nations, such as China and Japan, to reinvest their trade surpluses into U.S. securities diminished.

FACTORS AFFECTING THE PORTFOLIO'S PERFORMANCE

     Contributing to portfolio performance relative to the benchmark for the year ended December 31, 2005, was the Portfolio's term structure. As short rates rose and longer rates fell, our decision to underweight short and intermediate securities and overweight longer maturity bonds was rewarded, particularly early in the year. Given the dramatic compression of long versus short maturity yields, however, portfolio sensitivity to a further flattening of the yield curve has been largely eliminated. Portfolio exposure to the short, intermediate, and long end of the yield curve now more closely resembles the benchmark.

     Overall, our overweight in mortgages contributed to performance relative to the benchmark. Most of the benefit came early in the year, as MBS spreads (the relationship between the yield of a security and a comparable maturity Treasury security) were stable. Later in the year, a widening in spreads penalized returns. Losses were at least partially offset by security selection, in particular allocations to higher coupon MBS. Given high valuation and headline risk for the housing agencies (Fannie Mae and Freddie Mac), we maintained underweight agency positions throughout the year. As spreads failed to widen on balance for the year, the underweight detracted from performance relative to the benchmark.

     THE PRECEDING COMMENTARY WAS PREPARED BY THE PORTFOLIO'S SUB-ADVISOR, LORD, ABBETT & CO. LLC.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/LORD ABBETT GOVERNMENT SECURITIES PORTFOLIO
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION*
--------------------------------------------------------------------------------

[CHART]

TOTAL RETURNS BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                       ROSZEL/LORD ABBETT GOVERNMENT     ML U.S. DOMESTIC MASTER            ML U.S. GOVERNMENT MASTER
                            SECURITIES PORTFOLIO              BOND INDEX                           BOND INDEX
7/1/2002                          $ 10,000                     $ 10,000                               $ 10,000
12/31/2002                        $ 10,570                     $ 10,651                               $ 10,745
12/31/2003                        $ 10,760                     $ 11,090                               $ 10,983
12/31/2004                        $ 11,191                     $ 11,572                               $ 11,359
12/31/2005                        $ 11,429                     $ 11,868                               $ 11,662

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                                                                    SINCE
                                                                  ONE YEAR        INCEPTION+
                                                                  --------        ----------
Roszel/Lord Abbett Government Securities Portfolio .........        2.12%           3.92%
Merrill Lynch U.S. Domestic Master Bond Index ..............        2.56%           5.01%
Merrill Lynch U.S. Government Master Bond Index ............        2.66%           4.49%

----------
*   SEE NOTES TO PERFORMANCE INFORMATION.

+   JULY 1, 2002.

PORTFOLIO SUMMARY
AS OF DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                                                  PERCENTAGE
TOP TEN HOLDINGS**                                               OF NET ASSETS
------------------------------------------------------------     -------------
Federal National Mortgage Assn.
   5.50% due 11/01/35 ......................................          24.3%
Government National Mortgage Assn. TBA
   5.00% due 01/15/35 ......................................          23.2
Federal Home Loan Mortgage Corp. TBA
   6.00% due 01/15/35 ......................................           9.8
U.S. Treasury Note
   4.88% due 02/15/12 ......................................           9.1
Federal National Mortgage Assn.
   5.50% due 12/01/35 ......................................           5.3
U.S. Treasury Bond
   5.25% due 02/15/29 ......................................           3.9
U.S. Treasury Note
   3.13% due 01/31/07 ......................................           3.1
Federal National Mortgage Assn.
   5.50% due 10/01/35 ......................................           2.7
Federal National Mortgage Assn.
   5.50% due 02/01/35 ......................................           2.4
U.S. Treasury Note
   5.00% due 08/15/11 ......................................           2.4
                                                                 -------------
  Total                                                               86.2%

                                                              PERCENTAGE OF FIXED
ASSET MIX BY ISSUER**                                         INCOME INVESTMENTS
------------------------------------------------------------  -------------------
U.S. Government Agencies ...................................          81.6%
U.S. Government Treasury ...................................          18.4
                                                              -------------------
  Total                                                              100.0%

----------
**  EXCLUDING SHORT-TERM SECURITIES AND/OR CASH EQUIVALENTS.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/LORD ABBETT GOVERNMENT SECURITIES PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2005                (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                              S&P
                                                            RATING      PRINCIPAL
                                                          (UNAUDITED)     AMOUNT         VALUE
                                                          -----------  ------------   ------------
U.S. GOVERNMENT SECURITIES--109.9%
U.S. GOVERNMENT AGENCIES--1.1%
Federal National Mortgage Assn.
   6.63% due 11/15/10 .................................      AAA       $     88,000    $    95,098
                                                                                      ------------
U.S. GOVERNMENT AGENCIES--COLLATERALIZED
   MORTGAGE OBLIGATIONS--4.4%
Federal Home Loan Mortgage Corp.
   7.50% due 06/15/06 .................................      AAA             30,111         30,065
   4.00% due 05/15/18 .................................      AAA             18,678         18,577
Federal Home Loan Mortgage Corp., (b)
   4.91% due 08/25/07 .................................      AAA             56,290         56,418
   3.92% due 05/25/08 .................................      AAA             35,019         34,559
   5.23% due 10/25/08 .................................      AAA            130,939        131,796
   4.84% due 03/25/09 .................................      AAA             93,731         94,211
   4.77% due 05/15/29 .................................      AAA             30,700         30,760
                                                                                      ------------
                                                                                           396,386
                                                                                      ------------
U.S. GOVERNMENT AGENCIES--MORTGAGE
   BACKED SECURITIES--84.2%
Federal Home Loan Mortgage Corp.
   6.00% due 06/01/08 .................................      AAA             16,511         16,610
   5.50% due 09/01/18 .................................      AAA            128,604        129,429
   5.50% due 07/01/19 .................................      AAA             12,080         12,155
   7.00% due 03/01/32 .................................      AAA             36,940         38,485
   6.50% due 08/01/32 .................................      AAA              2,341          2,403
   7.00% due 11/01/32 .................................      AAA             41,829         43,563
   4.35% due 02/01/35 (b) .............................      AAA             63,358         62,578
Federal Home Loan Mortgage Corp., TBA
   6.00% due 01/15/36 .................................      AAA            870,000        878,429
Federal National Mortgage Assn.
   5.16% due 04/01/15 .................................      AAA             60,000         60,217
   4.74% due 04/01/15 .................................      AAA            120,000        117,340
   5.50% due 04/01/17 .................................      AAA             18,557         18,685
   6.50% due 07/01/30 .................................      AAA            115,477        118,955
   6.00% due 09/01/32 .................................      AAA              6,857          6,934
   5.50% due 11/01/34 .................................      AAA            170,522        169,016
   3.91% due 11/01/34 (b) .............................      AAA             42,350         41,874
   4.52% due 12/01/34 (b) .............................      AAA             54,851         54,203
   5.50% due 02/01/35 .................................      AAA            214,874        212,976
   5.50% due 03/01/35 .................................      AAA            203,369        201,420
   4.57% due 06/01/35 (b) .............................      AAA            116,660        115,066
   4.54% due 07/01/35 (b) .............................      AAA             82,571         81,817
   5.50% due 07/01/35 .................................      AAA            123,685        122,499
   5.50% due 10/01/35 .................................      AAA            244,256        241,916
   5.50% due 11/01/35 .................................      AAA          2,196,880      2,175,827
   6.50% due 12/01/35 .................................      AAA             61,927         63,532
   5.50% due 01/01/36 .................................      AAA            480,000        475,498
Government National Mortgage Assn.
   7.00% due 02/15/31 .................................      AAA              2,189          2,299
Government National Mortgage Assn., TBA
   5.50% due 01/15/36 .................................      AAA          2,065,000      2,077,262
                                                                                      ------------
                                                                                         7,540,988
                                                                                      ------------
U.S. GOVERNMENT TREASURIES--20.2%
U.S. Treasury Bonds
   5.25% due 02/15/29 .................................      AAA       $    319,000    $   348,096
U.S. Treasury Notes
   3.13% due 01/31/07 .................................      AAA            278,000        274,112
   3.50% due 12/15/09 .................................      AAA             64,000         62,008
   5.00% due 08/15/11 .................................      AAA            205,000        211,590
   4.88% due 02/15/12 .................................      AAA            791,000        812,104
   4.25% due 08/15/13 .................................      AAA             65,000         64,419
U.S. Treasury Strips (a)
   4.64% due 11/15/27 .................................      AAA            100,000         36,672
                                                                                      ------------
                                                                                         1,809,001
                                                                                      ------------
TOTAL U.S. GOVERNMENT SECURITIES
(Cost--$9,841,473).....................................                                  9,841,473
                                                                                      ------------
SHORT-TERM SECURITIES--24.0%
DISCOUNT NOTE--11.2%
Federal Home Loan Bank
   3.98% due 01/06/06 (a)                                                 1,000,000        999,337
                                                                                      ------------
REPURCHASE AGREEMENT *--12.8%
Nomura Securities
   International, Inc.,
   3.89%, dated 12/30/05,
   due 01/03/06, total to be
   received $1,147,648 ................................                   1,147,152      1,147,152
                                                                                      ------------
TOTAL SHORT-TERM SECURITIES
(Cost--$2,146,600).....................................                                  2,146,489
                                                                                      ------------
TOTAL INVESTMENTS--133.9%
(Cost--$11,990,656)....................................                                 11,987,962
OTHER LIABILITIES IN EXCESS
   OF ASSETS--(33.9)% .................................                                 (3,032,172)
                                                                                      ------------
NET ASSETS--100.0% ....................................                                $ 8,955,790
                                                                                      ============

----------
* THE REPURCHASE AGREEMENT IS FULLY COLLATERALIZED BY U.S. GOVERNMENT AND/OR AGENCY OBLIGATIONS BASED ON MARKET PRICES AT THE DATE OF THIS PORTFOLIO. THE INVESTMENT IN THE REPURCHASE AGREEMENT IS THROUGH PARTICIPATION IN A TRI-PARTY ARRANGEMENT

(a) ZERO COUPON SECURITY--RATE DISCLOSED IS YIELD AS OF DECEMBER 31, 2005.

(b) FLOATING RATE SECURITY--RATE DISCLOSED IS AS OF DECEMBER 31, 2005.

GLOSSARY:

TBA--SECURITY IS SUBJECT TO DELAYED DELIVERY.

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/MLIM FIXED-INCOME PORTFOLIO
PORTFOLIO MANAGER'S COMMENTARY - DECEMBER 31, 2005
--------------------------------------------------------------------------------

MARKET CONDITIONS

     The market conditions in 2005 were very unique and rather challenging for fixed income investors. The Federal Reserve Open Market Committee (FOMC) continued their restrictive monetary policy by raising the Federal Funds rate (the rate that banks charge each other for overnight loans) throughout the entire year. The Federal Funds rate has now risen from 1.00% in June of 2004 to the current level of 4.25%. The rate was hiked by 0.25% at each of the eight meetings of the FOMC during 2005, and will likely be increased one or two more times during the first quarter of 2006. The FOMC has expressed that they are bringing the Fed Funds rate back to a more "neutral" level after reducing the rate to a very stimulative 1.00% from 2001-2003. They desire this higher, more neutral, rate to keep the core (excluding food and energy) rate of inflation at a reasonable level, call it 1.50%-2.00%. The preferred inflation gauge of the FOMC, the Core Personal Consumption Expenditure Index, dipped below 2% in October 2005 for the first time since early 2004. While the higher interest rates imposed by the FOMC did keep inflation in check, it could be argued that their actions were partially responsible for the reduction of US economic growth from 4.5% in 2004 to around 3.5% in 2005. Other major factors affecting the pace of growth was the nearly 50% increase in the price of oil, hurricane Katrina, and the cooling off of the housing market.

     What was unique in the fixed income market during 2005 was the change in the yield curve given the 2.00% rise in the Fed Funds rate. The yield of the two-year US Treasury Note, which is most susceptible to changes in the Fed Funds rate, rose 1.26% to 4.32%, while the yield of the ten-year US Treasury Note rose only 0.14% to 4.36%. As you can see, the portion of the yield curve from 2-years to 10-years ended the year virtually flat (0.04% difference). The yield of the 30-year US Treasury actually dropped 0.28% to 4.54% during the period. It was the change in the longer end of the yield curve that was the unique event in the fixed income market for 2005. During previous periods of a rising Fed Funds rate, interest rates across the entire yield curve have generally risen along with short rates, albeit in varying degrees.

FACTORS AFFECTING THE PORTFOLIO'S PERFORMANCE

     As mentioned in our mid-year commentary, portfolio maturity structure has been the most important component of total return since early 2004. The unique reaction by longer maturity bonds to the substantial yield increase in shorter maturity bonds, as mentioned above, caused the longer bonds (especially US Treasuries) to generate the highest returns in the investment grade fixed income market for 2005. As this was a rather abnormal move on the long-end of the yield curve, using history as a guide, we did not expect this reaction and thus did not have our portfolio structured to take advantage of such a move. Since the long-end of the market generally underperforms as the FOMC raises interest rates, we maintained an underweight to that part of the yield curve in order to avoid principal losses in our Portfolio. Alan Greenspan referred to the low level of long rates as a "conundrum" during his testimony to Congress in February.

     While our maturity structure detracted from relative performance for the year, our sector selection was able to makeup some of the ground lost. The mortgage-backed security (MBS) sector was the best performing sector within the investment grade universe. Relatively stable intermediate and long interest rates allowed this sector to capture its yield premium over Treasuries with very little price volatility. We have maintained a healthy overweight position in the MBS sector for some time now. The other sector that outperformed the overall market was the financial industry of the corporate bond sector. This performance was not necessarily driven by a strong positive event or environment, but more of the counter effects of major negative events within the industrial industry. Ford and General Motors, as well as their major supplier Delphi Corporation, experienced numerous credit rating downgrades during the year. Our Portfolio has concentrated on high quality financial corporate bonds that have remained stable during the relatively strong economy in 2005.

     We expect the FOMC to conclude their interest rate hiking campaign in the early part of 2006. Any future directional moves of the Fed Funds rate in 2006 is uncertain at this time partly due to the introduction of the first new chairman of the Federal Reserve Board in 18 years. In February, Ben Bernanke, current chairman

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/MLIM FIXED-INCOME PORTFOLIO
PORTFOLIO MANAGER'S COMMENTARY - DECEMBER 31, 2005
--------------------------------------------------------------------------------

of the U.S. Council of Economic Advisors, will take over the position from outgoing chairman Alan Greenspan (given his expected confirmation by Congress). Regardless of the direction of monetary policy by the FOMC, we feel that the economy will grow at a slower pace in 2006 and thus bring interest rates down from current levels. We will most likely be structuring our Portfolio in anticipation of dramatically lower short-term interest rates with relatively stable intermediate/long term interest rates.

     THE PRECEDING COMMENTARY WAS PREPARED BY THE PORTFOLIO'S SUB-ADVISOR, MERRILL LYNCH INVESTMENT MANAGERS, L.P.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/MLIM FIXED-INCOME PORTFOLIO
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION*
--------------------------------------------------------------------------------

[CHART]

TOTAL RETURNS BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                                           ROSZEL/MLIM FIXED-INCOME     ML U.S. DOMESTIC MASTER
                                                   PORTFOLIO                  BOND INDEX
7/1/2002                                   $                  10,000   $                  10,000
12/31/2002                                 $                  10,274   $                  10,651
12/31/2003                                 $                  10,518   $                  11,090
12/31/2004                                 $                  10,733   $                  11,572
12/31/2005                                 $                  10,838   $                  11,868

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                                                                SINCE
                                                                ONE YEAR     INCEPTION+
                                                               ----------    -----------
Roszel/MLIM Fixed-Income Portfolio .........................      0.98%          2.32%
Merrill Lynch U.S. Domestic Master Bond Index ..............      2.56%          5.01%

----------
*   See Notes to Performance Information.

+   JULY 1, 2002.

PORTFOLIO SUMMARY
AS OF DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                                                  PERCENTAGE
TOP TEN HOLDINGS**                                              OF NET ASSETS
------------------------------------------------------------   -----------------
U.S. Treasury Note
   4.25% due 11/15/14 ......................................           6.0%
U.S. Treasury Note
   4.00% due 11/15/12 ......................................           5.2
Federal National Mortgage Assn.
   5.00% due 11/01/18 ......................................           5.0
U.S. Treasury Note
   4.00% due 04/15/10 ......................................           4.5
Federal National Mortgage Assn.
   6.50% due 04/01/35 ......................................           4.2
U.S. Treasury Note
   4.75% due 11/15/08 ......................................           3.8
U.S. Treasury Note
   4.38% due 05/15/07 ......................................           3.8
Federal National Mortgage Assn.
   6.00% due 11/01/33 ......................................           3.8
HSBC Finance Corp.
   5.88% due 02/01/09 ......................................           3.1
Alcoa, Inc
   5.38% due 01/15/13 ......................................           3.1
                                                               ------------------
  Total                                                               42.5%

                                                               PERCENTAGE OF FIXED
S&P RATINGS**                                                  INCOME INVESTMENTS
------------------------------------------------------------   -------------------
AAA - A ....................................................          25.0%
U.S. Government Securities .................................          75.0
                                                               -------------------
  Total                                                              100.0%

                                                                  PERCENTAGE
HOLDINGS BY SECTOR                                               OF NET ASSETS
------------------------------------------------------------   -----------------
U.S. Government Securities .................................           72.6%
Financials .................................................           13.1
Materials ..................................................            3.0
Information Technology .....................................            2.8
Consumer Discretionary .....................................            2.8
Industrials ................................................            2.4
Other# .....................................................            3.3
                                                               ------------------
  Total                                                               100.0%

----------
**  EXCLUDING SHORT-TERM SECURITIES AND/OR CASH EQUIVALENTS.

#   OTHER INCLUDES SHORT-TERM SECURITIES AND OTHER ASSETS LESS LIABILITIES.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/MLIM FIXED-INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2005                (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                                    S&P
                                                                  RATING        PRINCIPAL
                                                                (UNAUDITED)       AMOUNT            VALUE
                                                               ------------   --------------   --------------
FIXED INCOME INVESTMENTS--96.7%
CONSUMER DISCRETIONARY--2.8%
MULTILINE RETAIL--2.8%
Target Corp.
   5.88% due 03/01/12 ......................................        A+              $350,000      $   367,666
                                                                                               --------------
FINANCIALS--13.1%
CAPITAL MARKETS--2.6%
Goldman Sachs Group, Inc.
   4.13% due 01/15/08 ......................................        A+               350,000          344,627
                                                                                               --------------
CONSUMER FINANCE--5.0%
American General Finance Corp.
   5.38% due 10/01/12 ......................................        A+               250,000          251,271
HSBC Finance Corp.
   5.88% due 02/01/09 ......................................        A                400,000          408,788
                                                                                               --------------
                                                                                                      660,059
                                                                                               --------------
DIVERSIFIED FINANCIAL SERVICES--5.5%
Citigroup, Inc.
   4.88% due 05/07/15 ......................................        A+               375,000          365,737
JPMorgan Chase & Co.
   5.13% due 09/15/14 ......................................        A                375,000          371,217
                                                                                               --------------
                                                                                                      736,954
                                                                                               --------------
   TOTAL FINANCIALS ........................................                                        1,741,640
                                                                                               --------------
INDUSTRIALS--2.4%
INDUSTRIAL CONGLOMERATES--2.4%
General Electric Co.
   5.00% due 02/01/13 ......................................       AAA               325,000          324,831
                                                                                               --------------
INFORMATION TECHNOLOGY--2.8%
COMPUTERS & PERIPHERALS--2.8%
International Business Machines Corp.
   4.75% due 11/29/12 ......................................        A+               375,000          371,976
                                                                                               --------------
MATERIALS--3.0%
METALS & MINING--3.0%
Alcoa, Inc.
   5.38% due 01/15/13 ......................................        A-               400,000          406,154
                                                                                               --------------
U.S. GOVERNMENT SECURITIES--72.6%
U.S. GOVERNMENT AGENCIES--47.5%
Federal Home Loan Bank
   5.13% due 03/06/06 ......................................       AAA               200,000          200,156
Federal Home Loan Mortgage Corp.
   5.13% due 07/15/12 ......................................       AAA               350,000          356,398
   5.50% due 12/01/17 ......................................       AAA               178,367          179,554
Federal National Mortgage Assn.
   6.63% due 10/15/07 ......................................       AAA               240,000          247,592
   3.25% due 01/15/08 ......................................       AAA               375,000          364,291
   5.25% due 01/15/09 ......................................       AAA               350,000          355,342
   6.50% due 06/01/16 ......................................       AAA                17,240           17,735
   6.50% due 06/01/17 ......................................       AAA              $  6,417      $     6,593
   6.00% due 07/01/17 ......................................       AAA                14,655           14,980
   6.00% due 09/01/17 ......................................       AAA               114,404          116,945
   5.50% due 11/01/17 ......................................       AAA               150,757          151,799
   5.50% due 11/01/17 ......................................       AAA               142,185          143,168
   5.00% due 02/01/18 ......................................       AAA               230,027          227,897
   5.00% due 11/01/18 ......................................       AAA               674,028          667,785
   5.50% due 02/01/19 ......................................       AAA               309,034          311,369
   5.50% due 10/01/19 ......................................       AAA               385,923          388,451
   7.00% due 05/01/32 ......................................       AAA               178,054          185,810
   6.50% due 08/01/32 ......................................       AAA               188,798          194,070
   6.00% due 11/01/32 ......................................       AAA                69,996           70,781
   6.00% due 01/01/33 ......................................       AAA               228,091          230,648
   6.00% due 03/01/33 ......................................       AAA               171,459          173,381
   6.00% due 11/01/33 ......................................       AAA               493,409          498,561
   6.50% due 12/01/33 ......................................       AAA               215,365          220,973
   6.50% due 04/01/35 ......................................       AAA               550,000          564,323
Government National Mortgage Assn.
   5.00% due 11/15/18 ......................................       AAA               378,675          377,940
   6.50% due 03/15/32 ......................................       AAA                29,957           31,303
   7.00% due 07/15/32 ......................................       AAA                14,272           14,983
                                                                                               --------------
                                                                                                    6,312,828
                                                                                               --------------
U.S. GOVERNMENT TREASURIES--25.1%
U.S. Treasury Bonds
   5.25% due 11/15/28 ......................................       AAA               235,000          256,315
U.S. Treasury Notes
   4.38% due 05/15/07 ......................................       AAA               500,000          499,590
   4.75% due 11/15/08 ......................................       AAA               500,000          504,805
   4.00% due 04/15/10 ......................................       AAA               600,000          591,281
   4.00% due 11/15/12 ......................................       AAA               700,000          684,934
   4.25% due 11/15/14 ......................................       AAA               800,000          790,687
                                                                                               --------------
                                                                                                    3,327,612
                                                                                               --------------
TOTAL U.S. GOVERNMENT SECURITIES ...........................                                        9,640,440
                                                                                               --------------
TOTAL FIXED INCOME INVESTMENTS
(Cost--$13,130,125).........................................                                      12,852,7075
                                                                                               --------------
SHORT-TERM SECURITIES--0.3%
REPURCHASE AGREEMENT *--0.3%
Nomura Securities International, Inc.,
   3.89%, dated 12/30/05,
   due 01/03/06, total to
   be received $40,869
   (Cost--$40,851)..........................................                          40,851           40,851
TOTAL INVESTMENTS--97.0%
(Cost--$13,170,976).........................................                                       12,893,558
OTHER ASSETS LESS LIABILITIES--3.0% ........................                                          392,553
                                                                                               --------------
NET ASSETS--100.0% .........................................                                      $13,286,111
                                                                                               ==============

----------
* THE REPURCHASE AGREEMENT IS FULLY COLLATERALIZED BY U.S. GOVERNMENT AND/OR AGENCY OBLIGATIONS BASED ON MARKET PRICES AT THE DATE OF THIS PORTFOLIO. THE INVESTMENT IN THE REPURCHASE AGREEMENT IS THROUGH PARTICIPATION IN A TRI-PARTY ARRANGEMENT.

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST
STATEMENTS OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                                        ROSZEL/LORD
                                                          ABBETT          ROSZEL/LEVIN       ROSZEL/MLIM        ROSZEL/FAYEZ
                                                         LARGE CAP          LARGE CAP          RELATIVE        SAROFIM LARGE
                                                           VALUE              VALUE              VALUE            CAP CORE
                                                         PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                     ----------------   ----------------   ----------------   ----------------
ASSETS:
Investments, at cost .............................         $8,111,242         $2,857,351        $11,320,691         $1,714,058
                                                     ----------------   ----------------   ----------------   ----------------
Investments, at value ............................          8,927,389          3,019,557         12,865,510          1,491,937
Repurchase agreements, at value ..................            209,807             66,172             50,487            264,852
                                                     ----------------   ----------------   ----------------   ----------------
   Total investments, at value ...................          9,137,196          3,085,729         12,915,997          1,756,789
Receivables:
   Capital shares sold ...........................            203,687                 --            221,111                 10
   Dividends and interest ........................             18,598              4,471             30,707              3,148
   Investment advisor ............................              2,283              2,419                 11              2,340
   Investments sold ..............................                 --              6,785                 --                 --
Prepaid insurance ................................                357                113                493                 62
                                                     ----------------   ----------------   ----------------   ----------------
Total assets .....................................          9,362,121          3,099,517         13,168,319          1,762,349
                                                     ----------------   ----------------   ----------------   ----------------
LIABILITIES:
Payables:
   Administrative fees ...........................              6,170              2,706              7,338              1,352
   Capital shares redeemed .......................                435                451                 --            220,543
   Investments purchased .........................             76,887             19,283                 --                 --
   Transfer agent fees ...........................              1,255              1,255              1,108              1,255
   Trustees' fees and expenses ...................                231                 61                291                 29
Accrued expenses .................................             27,025             25,106             27,863             24,277
                                                     ----------------   ----------------   ----------------   ----------------
Total liabilities ................................            112,003             48,862             36,600            247,456
                                                     ----------------   ----------------   ----------------   ----------------

NET ASSETS .......................................         $9,250,118         $3,050,655        $13,131,719         $1,514,893
                                                     ================   ================   ================   ================
NET ASSETS CONSIST OF:
Capital Stock, $0.001 par value
   (unlimited shares authorized) .................         $      726         $      314        $     1,123         $      134
Paid-in capital ..................................          6,597,049          2,576,899          9,962,520          1,398,998
Accumulated undistributed
   investment income--net ........................             92,018             38,232            187,446             19,870
Accumulated realized capital gain
   on investments--net ...........................          1,534,371            206,832          1,385,324             53,160
Unrealized appreciation on
   investments--net ..............................          1,025,954            228,378          1,595,306             42,731
                                                     ----------------   ----------------   ----------------   ----------------
NET ASSETS .......................................         $9,250,118         $3,050,655        $13,131,719         $1,514,893
                                                     ================   ================   ================   ================

SHARES OUTSTANDING ...............................            726,052            313,915          1,123,108            133,929
                                                     ================   ================   ================   ================

NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE (NET
   ASSETS DIVIDED BY SHARES OUTSTANDING) .........         $    12.74         $     9.72        $     11.69         $    11.31
                                                     ================   ================   ================   ================

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST
STATEMENTS OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2005 (CONTINUED)
--------------------------------------------------------------------------------

                                                    ROSZEL/            ROSZEL/              ROSZEL/            ROSZEL/
                                                    ALLIANCE           LOOMIS             RITTENHOUSE         MARSICO
                                                   LARGE CAP         SAYLES LARGE          LARGE CAP          LARGE CAP
                                                     CORE             CAP GROWTH             GROWTH            GROWTH
                                                   PORTFOLIO          PORTFOLIO            PORTFOLIO         PORTFOLIO
                                                ----------------   ----------------    ----------------   ----------------
ASSETS:
Investments, at cost ........................         $1,691,905         $1,543,659          $7,783,146         $3,874,295
                                                ----------------   ----------------    ----------------   ----------------
Investments, at value .......................          1,780,077          1,362,220           8,152,295          4,015,972
Repurchase agreements, at value .............            101,458            320,326             236,328            232,360
                                                ----------------   ----------------    ----------------   ----------------
   Total investments, at value ..............          1,881,535          1,682,546           8,388,623          4,248,332

Receivables:
   Capital shares sold ......................              8,913                 --             394,422                 --
   Dividends and interest ...................              1,891                901               9,329              3,572
   Investment advisor .......................              2,908              2,532               1,553              1,664
   Investments sold .........................                 --                 --                  --            197,476
Prepaid insurance ...........................                 83                 42                 348                124
                                                ----------------   ----------------    ----------------   ----------------
Total assets ................................          1,895,330          1,686,021           8,794,275          4,451,168
                                                ----------------   ----------------    ----------------   ----------------
LIABILITIES:
Payables:
   Administrative fees ......................              2,357              1,273               6,031              2,965
   Capital shares redeemed ..................              1,512            134,298                  --            370,016
   Investments purchased ....................                 --            183,992                  --             20,742
   Transfer agent fees ......................              1,255              1,204               1,201              1,255
   Trustees' fees and expenses ..............                 47                 27                 203                 78
   Bank overdraft ...........................                 --                 --                  --                 11
Accrued expenses ............................             22,867             22,560              25,792             23,310
                                                ----------------   ----------------    ----------------   ----------------
Total liabilities ...........................             28,038            343,354              33,227            418,377
                                                ----------------   ----------------    ----------------   ----------------

NET ASSETS ..................................         $1,867,292         $1,342,667          $8,761,048         $4,032,791
                                                ================   ================    ================   ================
NET ASSETS CONSIST OF:
Capital Stock, $0.001 par value
   (unlimited shares authorized) ............         $      169         $      113          $      822         $      361
Paid-in capital .............................          1,436,970          1,025,663           7,478,896          3,449,233
Accumulated undistributed
   investment income (loss)--net ............              2,129               (950)             23,466               (950)
Accumulated realized capital gain
   on investments--net ......................            238,394            178,954             652,387            210,110
Unrealized appreciation (depreciation)
   on investments--net ......................            189,630            138,887             605,477            374,037
                                                ----------------   ----------------    ----------------   ----------------
NET ASSETS ..................................         $1,867,292         $1,342,667          $8,761,048         $4,032,791
                                                ================   ================    ================   ================

SHARES OUTSTANDING ..........................            168,831            113,111             822,071            360,832
                                                ================   ================    ================   ================

NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE (NET
   ASSETS DIVIDED BY SHARES OUTSTANDING) ....         $    11.06         $    11.87          $    10.66         $    11.18
                                                ================   ================    ================   ================

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST
STATEMENTS OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2005 (CONTINUED)
--------------------------------------------------------------------------------

                                                  ROSZEL/KAYNE
                                                    ANDERSON           ROSZEL/                                ROSZEL/
                                                    RUDNICK           FRANKLIN            ROSZEL/NWQ         DELAWARE
                                                    MID CAP            MID CAP            SMALL CAP          SMALL-MID
                                                     VALUE             GROWTH               VALUE           CAP GROWTH
                                                   PORTFOLIO          PORTFOLIO           PORTFOLIO          PORTFOLIO
                                                ----------------   ----------------    ----------------   ----------------
ASSETS:
Investments, at cost ........................         $2,937,852         $2,452,876          $4,939,087         $2,805,334
                                                ----------------   ----------------    ----------------   ----------------
Investments, at value .......................          3,034,060          2,621,643           5,628,359          3,463,865
Repurchase agreements, at value .............             74,831            123,858             376,176            116,598
                                                ----------------   ----------------    ----------------   ----------------
   Total investments, at value ..............          3,108,891          2,745,501           6,004,535          3,580,463
Receivables:
   Capital shares sold ......................             86,771                 --                  --                 --
   Dividends and interest ...................              6,495              5,748              11,978                597
   Investment advisor .......................              2,338              2,796               1,041              2,091
   Investments sold .........................                 --                 --              28,866                 --
Prepaid insurance ...........................                115                 95                 213                128
                                                ----------------   ----------------    ----------------   ----------------
Total assets ................................          3,204,610          2,754,140           6,046,633          3,583,279
                                                ----------------   ----------------    ----------------   ----------------
LIABILITIES:
Payables:
   Administrative fees ......................              2,773              2,635               3,555              2,775
   Capital shares redeemed ..................                 --             63,598             104,422             82,514
   Transfer agent fees ......................              1,255              1,255               1,255              1,255
   Trustees' fees and expenses ..............                 74                 60                 122                 69
   Bank overdraft ...........................                 --                 --              21,142                 --
Accrued expenses ............................             23,072             23,407              24,278             23,956
                                                ----------------   ----------------    ----------------   ----------------
Total liabilities ...........................             27,174             90,955             154,774            110,569
                                                ----------------   ----------------    ----------------   ----------------
NET ASSETS ..................................         $3,177,436         $2,663,185          $5,891,859         $3,472,710
                                                ================   ================    ================   ================
NET ASSETS CONSIST OF:

Capital Stock, $0.001 par value
   (unlimited shares authorized) ............         $      327         $      222          $      454         $      286
Paid-in capital .............................          2,303,140          1,811,039           3,551,007          2,445,738
Accumulated undistributed
   investment income (loss)--net ............             29,060               (948)             21,522               (950)
Accumulated realized capital gain
   on investments--net ......................            673,870            560,247           1,253,428            252,507
Unrealized appreciation on
   investments--net .........................            171,039            292,625           1,065,448            775,129
                                                ----------------   ----------------    ----------------   ----------------
NET ASSETS ..................................         $3,177,436         $2,663,185          $5,891,859         $3,472,710
                                                ================   ================    ================   ================
SHARES OUTSTANDING ..........................            327,166            221,796             453,973            286,150
                                                ================   ================    ================   ================
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY SHARES
   OUTSTANDING) .............................         $     9.71         $    12.01          $    12.98         $    12.14
                                                ================   ================    ================   ================

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST
STATEMENTS OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2005 (CONCLUDED)
--------------------------------------------------------------------------------

                                                                                           ROSZEL/
                                                     ROSZEL/            ROSZEL/          LORD ABBETT
                                                     LAZARD          WILLIAM BLAIR        GOVERNMENT          ROSZEL/MLIM
                                                 INTERNATIONAL       INTERNATIONAL        SECURITIES          FIXED-INCOME
                                                   PORTFOLIO           PORTFOLIO          PORTFOLIO            PORTFOLIO
                                                ----------------   ----------------    ----------------    ----------------
ASSETS:
Investments, at cost ........................         $4,191,875         $2,848,232          $1,990,656         $13,170,976
                                                ----------------   ----------------    ----------------    ----------------
Investments, at value .......................          4,863,996          3,307,458          10,840,810          12,852,707
Repurchase agreements, at value .............            242,075            202,918           1,147,152              40,851
                                                ----------------   ----------------    ----------------    ----------------
   Total investments, at value ..............          5,106,071          3,510,376          11,987,962          12,893,558
Cash ........................................                 --                119                  --                  --
Receivables:
   Capital shares sold ......................                 --                 --               2,908             299,510
   Dividends and interest ...................              7,989              2,898              51,923             126,840
   Investment advisor .......................              1,410              2,063               4,338               3,675
   Investments sold .........................             81,225                 --           3,139,746                  --
Prepaid insurance ...........................                171                108                 343                 501
                                                ----------------   ----------------    ----------------    ----------------
Total assets ................................          5,196,866          3,515,564          15,187,220          13,324,084
                                                ----------------   ----------------    ----------------    ----------------
LIABILITIES:
Payables:
   Administrative fees ......................              3,174              2,706               6,169               7,495
   Capital shares redeemed ..................            100,029            237,042              25,634                  --
   Investments purchased ....................                 --                 --           6,077,870                  --
   Transfer agent fees ......................              1,255              1,255               1,255               1,217
   Trustees' fees and expenses ..............                 98                 62                 201                 299
   Bank overdraft ...........................                 --                 --              88,217                  --
Accrued expenses ............................             25,423             24,860              32,084              28,962
                                                ----------------   ----------------    ----------------    ----------------
Total liabilities ...........................            129,979            265,925           6,231,430              37,973
                                                ----------------   ----------------    ----------------    ----------------
NET ASSETS ..................................         $5,066,887         $3,249,639          $8,955,790         $13,286,111
                                                ================   ================    ================    ================
NET ASSETS CONSIST OF:
Capital Stock, $0.001 par value
   (unlimited shares authorized) ............         $      383         $      296          $      875         $     1,356
Paid-in capital .............................          3,651,618          2,541,165           9,125,418          13,776,285
Accumulated undistributed
   investment income (loss)--net ............             75,200             (2,594)             40,059              44,541
Accumulated realized capital gain
   (loss) on investments--net ...............            425,490             48,628            (207,868)           (258,653)
Unrealized appreciation (depreciation)
   on investments--net ......................            914,196            662,144              (2,694)           (277,418)
                                                ----------------   ----------------    ----------------    ----------------
NET ASSETS ..................................         $5,066,887         $3,249,639          $8,955,790         $13,286,111
                                                ================   ================    ================    ================
SHARES OUTSTANDING ..........................            383,286            296,169             874,960           1,355,769
                                                ================   ================    ================    ================
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE (NET ASSETS
   DIVIDED BY SHARES OUTSTANDING) ...........         $    13.22         $    10.97          $    10.24         $      9.80
                                                ================   ================    ================    ================

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST
STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                                                                        ROSZEL/
                                           ROSZEL/LORD                                   FAYEZ
                                             ABBETT      ROSZEL/LEVIN   ROSZEL/MLIM     SAROFIM
                                            LARGE CAP      LARGE CAP     RELATIVE      LARGE CAP
                                              VALUE          VALUE         VALUE          CORE
                                            PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO
                                           -----------   ------------   -----------    ---------
INVESTMENT INCOME:
  Dividends ............................   $   203,477      $  71,014   $   339,373     $ 37,548
  Interest .............................         6,588          1,470         3,601        2,355
  Less: Foreign taxes withheld .........          (286)            (6)           --         (194)
                                           -----------   ------------   -----------    ---------
Total income ...........................       209,779         72,478       342,974       39,709
                                           -----------   ------------   -----------    ---------
EXPENSES:
Investment advisory fees ...............        85,603         24,576       111,986       13,278
Administrative fees ....................        33,771         14,496        38,438        7,361
Professional fees ......................        21,663         19,994        22,286       19,701
Custodian fees .........................         7,720          9,799         5,841        8,305
Transfer agent fees ....................         7,501          7,501         7,382        7,501
Printing and shareholder reports .......         6,907          1,918         8,868        1,136
Trustees' fees and expenses ............           855            193         1,061           99
Other ..................................         2,268          1,470         2,606        1,234
                                           -----------   ------------   -----------    ---------
  Total expenses before expense
    reductions .........................       166,288         79,947       198,468       58,615
                                           -----------   ------------   -----------    ---------
  Less: Advisory fee waivers and
    reimbursements, if any .............       (48,616)       (46,168)      (44,536)     (40,359)
  Less: Reductions from commission
    recapture agreements, if any .......        (1,498)        (1,117)           --           --
                                           -----------   ------------   -----------    ---------
  Net expenses .........................       116,174         32,662       153,932       18,256
                                           -----------   ------------   -----------    ---------
Net investment income ..................        93,605         39,816       189,042       21,453
                                           -----------   ------------   -----------    ---------
REALIZED AND UNREALIZED GAIN
  (LOSS)--NET:
Realized gain on investments--net ......     1,540,844        217,802     1,392,964       54,035
Change in unrealized appreciation
  (depreciation) on investments--net ...    (1,483,275)      (136,402)   (1,288,725)     (17,752)
                                           -----------   ------------   -----------    ---------
Total realized and unrealized gain
  on investments--net ..................        57,569         81,400       104,239       36,283
                                           -----------   ------------   -----------    ---------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS ......................   $   151,174      $ 121,216   $   293,281     $ 57,736
                                           ===========   ============   ===========     ========

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST
STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2005 (CONTINUED)
--------------------------------------------------------------------------------

                                                            ROSZEL/
                                             ROSZEL/        LOOMIS       ROSZEL/       ROSZEL/
                                             ALLIANCE       SAYLES      RITTENHOUSE    MARSICO
                                            LARGE CAP      LARGE CAP     LARGE CAP    LARGE CAP
                                               CORE         GROWTH        GROWTH       GROWTH
                                             PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO
                                           -----------    ----------   ------------   ---------
INVESTMENT INCOME:
  Dividends ............................   $    25,883     $   7,682    $   120,945    $ 33,469
  Interest .............................         1,622         1,192          9,112       5,848
  Less: Foreign taxes withheld .........            --            --             --         (10)
                                           -----------    ----------   ------------   ---------
Total income ...........................        27,505         8,874        130,057      39,307
                                           -----------    ----------   ------------   ---------
EXPENSES:
Investment advisory fees ...............        17,542        10,328         76,382      31,952
Administrative fees ....................        13,225         6,875         31,846      15,800
Professional fees ......................        19,815        19,616         21,345      20,193
Custodian fees .........................         4,583         4,734          4,411       4,170
Transfer agent fees ....................         7,501         7,501          7,501       7,501
Printing and shareholder reports .......         1,476           764          6,187       2,350
Trustees' fees and expenses ............           165            90            699         290
Other ..................................         1,415         1,264          2,219       1,605
                                           -----------    ----------   ------------   ---------
  Total expenses before expense
    reductions .........................        65,722        51,172        150,590      83,861
                                           -----------    ----------   ------------   ---------
  Less: Advisory fee waivers and
    reimbursements, if any .............       (41,604)      (36,970)       (45,582)    (39,930)
  Less: Reductions from commission
    recapture agreements, if any .......          (324)         (443)            --        (941)
                                           -----------    ----------   ------------   ---------
  Net expenses .........................        23,794        13,759        105,008      42,990
                                           -----------    ----------   ------------   ---------
Net investment income (loss) ...........         3,711        (4,885)        25,049      (3,683)
                                           -----------    ----------   ------------   ---------
REALIZED AND UNREALIZED GAIN
  (LOSS)--NET:
Realized gain on investments--net ......       243,572       186,184        654,895     214,429
Change in unrealized appreciation
  (depreciation) on investments--net ...      (104,191)      (67,443)      (645,386)    (95,724)
                                           -----------    ----------   ------------   ---------
Total realized and unrealized gain
  on investments--net ..................       139,381       118,741          9,509     118,705
                                           -----------    ----------   ------------   ---------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS ......................   $   143,092     $ 113,856    $    34,558    $115,022
                                           ===========     =========    ===========    ========

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST
STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2005 (CONTINUED)
--------------------------------------------------------------------------------

                                                       ROSZEL/
                                                        KAYNE                                  ROSZEL/
                                                      ANDERSON      ROSZEL/      ROSZEL/      DELAWARE
                                                       RUDNICK     FRANKLIN        NWQ        SMALL-MID
                                                       MID CAP      MID CAP     SMALL CAP        CAP
                                                        VALUE       GROWTH        VALUE        GROWTH
                                                      PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
                                                     -----------  -----------  -----------   -----------
INVESTMENT INCOME:
  Dividends ......................................   $  66,042    $  20,273    $   84,383    $  14,062
  Interest .......................................       1,918        2,668         5,871        3,061
  Less: Foreign taxes withheld ...................          --           --          (223)          (3)
                                                     ---------    ---------    ----------    ---------
Total income .....................................      67,960       22,941        90,031       17,120
                                                     ---------    ---------    ----------    ---------

EXPENSES:
Investment advisory fees .........................      27,515       23,007        50,897       29,440
Administrative fees ..............................      14,948       14,195        18,810       15,231
Professional fees ................................      20,056       19,926        20,653       20,108
Custodian fees ...................................       4,245        5,094         4,469        5,806
Transfer agent fees ..............................       7,501        7,501         7,501        7,501
Printing and shareholder reports .................       2,043        1,778         3,739        2,146
Trustees' fees and expenses ......................         228          211           450          256
Other ............................................       1,611        1,546         1,747        1,499
                                                     ---------    ---------    ----------    ---------
  Total expenses before expense
    reductions ...................................      78,147       73,258       108,266       81,987
                                                     ---------    ---------    ----------    ---------
  Less: Advisory fee waivers and
    reimbursements, if any .......................     (40,331)     (41,616)      (39,416)     (42,151)
  Less: Reductions from commission
    recapture agreements, if any .................        (498)        (292)       (1,927)        (260)
                                                     ---------    ---------    ----------    ---------
  Net expenses ...................................      37,318       31,350        66,923       39,576
                                                     ---------    ---------    ----------    ---------
Net investment income (loss) .....................      30,642       (8,409)       23,108      (22,456)
                                                     ---------    ---------    ----------    ---------

REALIZED AND UNREALIZED GAIN
  (LOSS)--NET:
Realized gain on investments--net ................     673,873      569,290     1,259,123      287,476
Change in unrealized appreciation
  (depreciation) on investments--net .............    (710,353)    (236,896)     (632,432)      (5,179)
                                                     ---------    ---------    ----------    ---------
Total realized and unrealized gain (loss)
  on investments--net ............................     (36,480)     332,394       626,691      282,297
                                                     ---------    ---------    ----------    ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS ................................   $  (5,838)   $ 323,985    $  649,799    $ 259,841
                                                     =========    =========    ==========    =========

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST
STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2005 (CONCLUDED)
--------------------------------------------------------------------------------

                                                                         ROSZEL/        ROSZEL/LORD        ROSZEL/
                                                        ROSZEL/          WILLIAM          ABBETT            MLIM
                                                        LAZARD            BLAIR         GOVERNMENT         FIXED-
                                                     INTERNATIONAL    INTERNATIONAL     SECURITIES         INCOME
                                                       PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                     -------------    -------------    -------------    -------------
INVESTMENT INCOME:
  Dividends ......................................   $ 130,867          $ 45,866         $      --        $      --
  Interest .......................................       5,413             5,497           457,945          589,120
  Less: Foreign taxes withheld ...................      (2,919)             (550)               --               --
                                                     ---------          --------         ---------        ---------
Total income .....................................     133,361            50,813           457,945          589,120
                                                     ---------          --------         ---------        ---------

EXPENSES:
Investment advisory fees .........................      41,818            27,088            64,306           94,024
Administrative fees ..............................      17,247            14,450            32,294           39,037
Professional fees ................................      22,326            21,899            21,538           22,555
Custodian fees ...................................       4,509             5,283            18,549            5,613
Transfer agent fees ..............................       7,501             7,501             7,501            7,557
Printing and shareholder reports .................       3,104             1,976             6,279           11,067
Trustees' fees and expenses ......................         361               183               710            1,049
Interest expense on reverse
  repurchase agreements ..........................          --                --                63               --
Other ............................................       1,655             1,506             2,249            2,659
                                                     ---------          --------         ---------        ---------
  Total expenses before expense
    reductions ...................................      98,521            79,886           153,489          183,561
                                                     ---------          --------         ---------        ---------
  Less: Advisory fee waivers and
    reimbursements, if any .......................     (41,944)          (43,246)          (59,508)         (46,151)
                                                     ---------          --------         ---------        ---------
  Net expenses ...................................      56,577            36,640            93,981          137,410
                                                     ---------          --------         ---------        ---------
Net investment income ............................      76,784            14,173           363,964          451,710
                                                     ---------          --------         ---------        ---------

REALIZED AND UNREALIZED GAIN
  (LOSS)--NET:
Realized gain (loss) on investments--net .........     440,297            59,066           (53,286)         (27,063)
Change in unrealized appreciation
  (depreciation) on investments--net .............    (115,538)          419,657          (101,562)        (294,002)
                                                     ---------          --------         ---------        ---------
Total realized and unrealized gain (loss)
  on investments--net ............................     324,759           478,723          (154,848)        (321,065)
                                                     ---------          --------         ---------        ---------

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS ................................   $ 401,543          $492,896         $ 209,116        $ 130,645
                                                     =========          ========         =========        =========

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           ROSZEL/LORD ABBETT                   ROSZEL/LEVIN
                                                            LARGE CAP VALUE                   LARGE CAP VALUE
                                                               PORTFOLIO                         PORTFOLIO
                                                     ------------------------------    ------------------------------
                                                         YEAR ENDED DECEMBER 31,           YEAR ENDED DECEMBER 31,
                                                          2005            2004              2005            2004
                                                     -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Investment income--net ...........................    $    93,605      $    96,244      $   39,816       $    43,827
Realized gain on investments--net ................      1,540,844        1,119,744         217,802           522,161
Change in unrealized appreciation
  (depreciation) on investments--net .............     (1,483,275)         364,848        (136,402)         (168,893)
                                                      -----------      -----------      ----------       -----------
Net increase in net assets resulting
  from operations ................................        151,174        1,580,836         121,216           397,095
                                                      -----------      -----------      ----------       -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income--net ...........................        (95,616)         (53,007)        (43,197)          (29,016)
Realized gain--net ...............................     (1,119,920)        (321,279)       (522,873)         (200,658)
                                                      -----------      -----------      ----------       -----------
Total distributions ..............................     (1,215,536)        (374,286)       (566,070)         (229,674)
                                                      -----------      -----------      ----------       -----------

CAPITAL SHARE TRANSACTIONS:
Shares sold ......................................        927,726        3,684,986         334,272           550,726
Shares issued on reinvestment of
  distributions ..................................      1,215,536          374,286         566,070           229,674
Shares redeemed ..................................     (4,602,221)      (3,495,292)       (467,587)       (1,141,561)
                                                      -----------      -----------      ----------       -----------
Net increase (decrease) in net assets
  derived from capital share
  transactions ...................................     (2,458,959)         563,980         432,755          (361,161)
                                                      -----------      -----------      ----------       -----------

NET ASSETS:
Total increase (decrease) in net
  assets .........................................     (3,523,321)       1,770,530         (12,099)         (193,740)
Beginning of period ..............................     12,773,439       11,002,909       3,062,754         3,256,494
                                                      -----------      -----------      ----------       -----------
End of period ....................................    $ 9,250,118      $12,773,439      $3,050,655       $ 3,062,754
                                                      ===========      ===========      ==========       ===========
NET ASSETS INCLUDE UNDISTRIBUTED
  INVESTMENT INCOME--NET .........................    $    92,018      $    94,029      $   38,232       $    41,614
                                                      ===========      ===========      ==========       ===========

SHARE TRANSACTIONS:
Shares sold ......................................         69,990          285,652          30,193            51,288
Shares issued on reinvestment of
  distributions ..................................        100,127           29,150          61,131            22,169
Shares redeemed ..................................       (350,372)        (261,398)        (44,818)         (104,685)
                                                      -----------      -----------      ----------       -----------
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING ....................................       (180,255)          53,404          46,506           (31,228)
                                                      ===========      ===========      ==========       ===========


See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                             ROSZEL/MLIM               ROSZEL/FAYEZ SAROFIM
                                                            RELATIVE VALUE               LARGE CAP CORE
                                                              PORTFOLIO                     PORTFOLIO
                                                    ----------------------------  ----------------------------
                                                       YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                                         2005           2004           2005           2004
                                                    -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Investment income--net ...........................   $   189,042    $   239,354    $    21,453    $     6,586
Realized gain on investments--net ................     1,392,964      1,658,848         54,035        107,290
Change in unrealized appreciation
  (depreciation) on investments--net .............    (1,288,725)       162,558        (17,752)       (78,893)
                                                     -----------    -----------    -----------    -----------
Net increase in net assets resulting
  from operations ................................       293,281      2,060,760         57,736         34,983
                                                     -----------    -----------    -----------    -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income--net ...........................      (238,724)      (172,730)        (5,955)        (2,714)
Realized gain--net ...............................    (1,652,595)      (212,131)      (105,713)       (27,006)
                                                     -----------    -----------    -----------    -----------
Total distributions ..............................    (1,891,319)      (384,861)      (111,668)       (29,720)
                                                     -----------    -----------    -----------    -----------

CAPITAL SHARE TRANSACTIONS:
Shares sold ......................................     1,550,151      1,336,192      1,512,459        298,186
Shares issued on reinvestment of
  distributions ..................................     1,891,319        384,861        111,668         29,720
Shares redeemed ..................................    (4,008,444)    (3,973,286)    (1,086,751)      (375,924)
                                                     -----------    -----------    -----------    -----------
Net increase (decrease) in net assets
  derived from capital share
  transactions ...................................      (566,974)    (2,252,233)       537,376        (48,018)
                                                     -----------    -----------    -----------    -----------

NET ASSETS:
Total increase (decrease) in net
  assets .........................................    (2,165,012)      (576,334)       483,444        (42,755)
Beginning of period ..............................    15,296,731     15,873,065      1,031,449      1,074,204
                                                     -----------    -----------    -----------    -----------
End of period ....................................   $13,131,719    $15,296,731    $ 1,514,893    $ 1,031,449
                                                     ===========    ===========    ===========    ===========
NET ASSETS INCLUDE UNDISTRIBUTED
  INVESTMENT INCOME--NET .........................   $   187,446    $   237,138    $    19,870    $     4,372
                                                     ===========    ===========    ===========    ===========

SHARE TRANSACTIONS:
Shares sold ......................................       126,556        109,231        130,276         25,907
Shares issued on reinvestment of
  distributions ..................................       168,267         31,859         10,133          2,668
Shares redeemed ..................................      (325,370)      (320,585)       (94,858)       (34,268)
                                                     -----------    -----------    -----------    -----------
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING ....................................       (30,547)      (179,495)        45,551         (5,693)
                                                     ===========    ===========    ===========    ===========

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                           ROSZEL/ALLIANCE            ROSZEL/LOOMIS SAYLES
                                                            LARGE CAP CORE              LARGE CAP GROWTH
                                                              PORTFOLIO                    PORTFOLIO
                                                    ----------------------------  ----------------------------
                                                       YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                                         2005           2004           2005           2004
                                                    -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Investment income (loss)--net ....................   $     3,711    $    11,586    $    (4,885)   $     1,705
Realized gain on investments--net ................       243,572        204,922        186,184        100,056
Change in unrealized appreciation
  (depreciation) on investments--net .............      (104,191)      (115,628)       (67,443)        22,007
                                                     -----------    -----------    -----------    -----------
Net increase in net assets resulting
  from operations ................................       143,092        100,880        113,856        123,768
                                                     -----------    -----------    -----------    -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income--net ...........................       (10,954)        (9,496)        (1,074)            --
Realized gain--net ...............................      (204,104)       (38,271)       (98,518)       (39,743)
                                                     -----------    -----------    -----------    -----------
Total distributions ..............................      (215,058)       (47,767)       (99,592)       (39,743)
                                                     -----------    -----------    -----------    -----------

CAPITAL SHARE TRANSACTIONS:
Shares sold ......................................       282,770        898,498        466,573        364,198
Shares issued on reinvestment of
  distributions ..................................       215,058         47,767         99,592         39,743
Shares redeemed ..................................    (1,040,043)      (932,430)      (751,495)      (482,151)
                                                     -----------    -----------    -----------    -----------
Net increase (decrease) in net assets
  derived from capital share
  transactions ...................................      (542,215)        13,835       (185,330)       (78,210)
                                                     -----------    -----------    -----------    -----------

NET ASSETS:
Total increase (decrease) in net
  assets .........................................      (614,181)        66,948       (171,066)         5,815
Beginning of period ..............................     2,481,473      2,414,525      1,513,733      1,507,918
                                                     -----------    -----------    -----------    -----------
End of period ....................................   $ 1,867,292    $ 2,481,473    $ 1,342,667    $ 1,513,733
                                                     ===========    ===========    ===========    ===========
NET ASSETS INCLUDE UNDISTRIBUTED
  INVESTMENT INCOME (LOSS)--NET ..................   $     2,129    $     9,372    $      (950)   $      (509)
                                                     ===========    ===========    ===========    ===========

SHARE TRANSACTIONS:
Shares sold ......................................        26,114         83,383         40,267         32,784
Shares issued on reinvestment of
  distributions ..................................        21,767          4,435          9,351          3,649
Shares redeemed ..................................       (99,184)       (85,781)       (65,155)       (43,162)
                                                     -----------    -----------    -----------    -----------
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING ....................................       (51,303)         2,037        (15,537)        (6,729)
                                                     ===========    ===========    ===========    ===========

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                         ROSZEL/RITTENHOUSE               ROSZEL/MARSICO
                                                          LARGE CAP GROWTH               LARGE CAP GROWTH
                                                             PORTFOLIO                      PORTFOLIO
                                                    ----------------------------  ----------------------------
                                                       YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                                         2005           2004           2005           2004
                                                    -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Investment income (loss)--net ....................   $    25,049    $    51,958    $    (3,683)   $     3,192
Realized gain on investments--net ................       654,895        596,677        214,429        213,235
Change in unrealized appreciation
  (depreciation) on investments--net .............      (645,386)      (252,871)       (95,724)       (51,002)
                                                     -----------    -----------    -----------    -----------
Net increase in net assets resulting
  from operations ................................        34,558        395,764        115,022        165,425
                                                     -----------    -----------    -----------    -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income--net ...........................       (51,327)       (14,064)        (2,561)          (894)
Realized gain--net ...............................      (538,569)            --       (213,238)      (109,517)
                                                     -----------    -----------    -----------    -----------
Total distributions ..............................      (589,896)       (14,064)      (215,799)      (110,411)
                                                     -----------    -----------    -----------    -----------

CAPITAL SHARE TRANSACTIONS:
Shares sold ......................................     1,533,212      1,802,202      1,612,768      1,451,267
Shares issued on reinvestment of
  distributions ..................................       589,896         14,064        215,799        110,411
Shares redeemed ..................................    (3,706,900)    (2,895,984)    (1,864,986)    (1,351,653)
                                                     -----------    -----------    -----------    -----------
Net increase (decrease) in net assets
  derived from capital share
  transactions ...................................    (1,583,792)    (1,079,718)       (36,419)       210,025
                                                     -----------    -----------    -----------    -----------

NET ASSETS:
Total increase (decrease) in net
  assets .........................................    (2,139,130)      (698,018)      (137,196)       265,039
Beginning of period ..............................    10,900,178     11,598,196      4,169,987      3,904,948
                                                     -----------    -----------    -----------    -----------
End of period ....................................   $ 8,761,048    $10,900,178    $ 4,032,791    $ 4,169,987
                                                     ===========    ===========    ===========    ===========
NET ASSETS INCLUDE UNDISTRIBUTED
  INVESTMENT INCOME (LOSS)--NET ..................   $    23,466    $    49,744    $      (950)   $       978
                                                     ===========    ===========    ===========    ===========

SHARE TRANSACTIONS:
Shares sold ......................................       144,184        163,786        150,513        130,124
Shares issued on reinvestment of
  distributions ..................................        57,551          1,291         20,911         10,157
Shares redeemed ..................................      (343,655)      (266,793)      (172,004)      (123,979)
                                                     -----------    -----------    -----------    -----------
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING ....................................      (141,920)      (101,716)          (580)        16,302
                                                     ===========    ===========    ===========    ===========

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                       ROSZEL/KAYNE ANDERSON             ROSZEL/FRANKLIN
                                                    RUDNICK SMALL-MID CAP VALUE           MID CAP GROWTH
                                                            PORTFOLIO                        PORTFOLIO
                                                    ---------------------------     --------------------------
                                                      YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                       2005            2004            2005            2004
                                                    -----------     -----------     -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Investment income (loss)--net .................     $    30,642     $    (8,590)    $    (8,409)   $   (11,056)
Realized gain on investments--net .............         673,873         558,170         569,290         90,469
Change in unrealized appreciation
  (depreciation) on investments--net ..........        (710,353)       (135,595)       (236,896)       127,753
                                                    -----------     -----------     -----------    -----------
Net increase (decrease) in net assets
  resulting from operations ...................          (5,838)        413,985         323,985        207,166
                                                    -----------     -----------     -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income--net ........................              --          (4,432)             --             --
Realized gain--net ............................        (547,862)        (16,472)        (90,469)      (288,507)
                                                    -----------     -----------     -----------    -----------
Total distributions ...........................        (547,862)        (20,904)        (90,469)      (288,507)
                                                    -----------     -----------     -----------    -----------
CAPITAL SHARE TRANSACTIONS:
Shares sold ...................................         401,984         445,132         272,811        775,981
Shares issued on reinvestment of
  distributions ...............................         547,862          20,904          90,469        288,507
Shares redeemed ...............................      (1,340,020)     (1,652,434)    ( 1,259,771)   ( 1,421,320)
                                                    -----------     -----------     -----------    -----------
Net decrease in net assets
  derived from capital share
  transactions ................................        (390,174)     (1,186,398)       (896,491)      (356,832)
                                                    -----------     -----------     -----------    -----------
NET ASSETS:
Total decrease in net assets ..................        (943,874)       (793,317)       (662,975)      (438,173)
Beginning of period ...........................       4,121,310       4,914,627       3,326,160      3,764,333
                                                    -----------     -----------     -----------    -----------
End of period .................................     $ 3,177,436     $ 4,121,310     $ 2,663,185    $ 3,326,160
                                                    ===========     ===========     ===========    ===========
NET ASSETS INCLUDE UNDISTRIBUTED
  INVESTMENT INCOME (LOSS)--NET ...............     $    29,060     $    (1,583)    $      (948)   $    (1,581)
                                                    ===========     ===========     ===========    ===========
SHARE TRANSACTIONS:
Shares sold ...................................          39,772          41,812          23,743         73,080
Shares issued on reinvestment of
  distributions ...............................          59,745           1,944           8,385         28,396
Shares redeemed ...............................        (128,579)       (154,425)       (112,316)      (135,372)
                                                    -----------     -----------     -----------    -----------
NET DECREASE IN SHARES
  OUTSTANDING .................................         (29,062)       (110,669)        (80,188)       (33,896)
                                                    ===========     ===========     ===========    ===========

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                            ROSZEL/NWQ                  ROSZEL/DELAWARE
                                                          SMALL CAP VALUE             SMALL-MID CAP GROWTH
                                                             PORTFOLIO                      PORTFOLIO
                                                    ---------------------------     --------------------------
                                                     YEAR ENDED DECEMBER 31,          YEAR ENDED DECEMBER 31,
                                                       2005            2004            2005            2004
                                                    -----------     -----------     -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Investment income (loss)--net .................     $    23,108     $     9,546     $   (22,456)   $   (20,818)
Realized gain on investments--net .............       1,259,123       1,008,692         287,476        144,268
Change in unrealized appreciation
  (depreciation) on investments--net ..........        (632,432)        513,113          (5,179)       240,255
                                                    -----------     -----------     -----------    -----------
Net increase in net assets resulting
  from operations .............................         649,799       1,531,351         259,841        363,705
                                                    -----------     -----------     -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income--net ........................          (8,487)         (8,465)             --             --
Realized gain--net ............................      (1,009,010)       (505,703)       (123,686)            --
                                                    -----------     -----------     -----------    -----------
Total distributions ...........................      (1,017,497)       (514,168)       (123,686)            --
                                                    -----------     -----------     -----------    -----------
CAPITAL SHARE TRANSACTIONS:
Shares sold ...................................         708,382       1,953,935         834,965      1,398,890
Shares issued on reinvestment of
  distributions ...............................       1,017,497         514,168         123,686             --
Shares redeemed ...............................      (1,653,299)     (2,425,475)     (1,097,178)      (747,699)
                                                    -----------     -----------     -----------    -----------
Net increase (decrease) in net assets
  derived from capital share
  transactions ................................          72,580          42,628        (138,527)       651,191
                                                    -----------     -----------     -----------    -----------
NET ASSETS:
Total increase (decrease) in net
  assets .......                                       (295,118)      1,059,811          (2,372)     1,014,896
Beginning of period ...........................       6,186,977       5,127,166       3,475,082      2,460,186
                                                    -----------     -----------     -----------    -----------
End of period .................................     $ 5,891,859     $ 6,186,977     $ 3,472,710    $ 3,475,082
                                                    ===========     ===========     ===========    ===========
NET ASSETS INCLUDE UNDISTRIBUTED
  INVESTMENT INCOME (LOSS)--NET ...............     $    21,522     $     7,332     $      (950)   $    (1,584)
                                                    ===========     ===========     ===========    ===========
SHARE TRANSACTIONS:
Shares sold ...................................          51,973         157,510          75,663        128,714
Shares issued on reinvestment of
  distributions ...............................          89,647          43,135          11,603             --
Shares redeemed ...............................        (129,313)       (192,129)        (98,025)       (68,715)
                                                    -----------     -----------     -----------    -----------
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING .................................          12,307           8,516         (10,759)        59,999
                                                    ===========     ===========     ===========    ===========

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                          ROSZEL/LAZARD                ROSZEL/WILLIAM BLAIR
                                                          INTERNATIONAL                    INTERNATIONAL
                                                             PORTFOLIO                       PORTFOLIO
                                                    ---------------------------     --------------------------
                                                      YEAR ENDED DECEMBER 31,        YEAR ENDED DECEMBER 31,
                                                       2005            2004            2005            2004
                                                    ----------      -----------     -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Investment income--net ........................     $    76,784     $    60,445     $    14,173    $    38,935
Realized gain on investments--net .............         440,297         337,762          59,066        706,845
Change in unrealized appreciation
  (depreciation) on investments--net ..........        (115,538)        379,313         419,657       (437,045)
                                                    -----------     -----------     -----------    -----------
Net increase in net assets resulting
  from operations .............................         401,543         777,520         492,896        308,735
                                                    -----------     -----------     -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income--net ........................         (59,814)        (27,386)        (71,412)       (49,861)
Realized gain--net ............................        (332,453)        (22,102)       (689,533)      (178,509)
                                                    -----------     -----------     -----------    -----------
Total distributions ...........................        (392,267)        (49,488)       (760,945)      (228,370)
                                                    -----------     -----------     -----------    -----------
CAPITAL SHARE TRANSACTIONS:
Shares sold ...................................       1,381,399       2,378,037       1,194,732        686,859
Shares issued on reinvestment of
  distributions ...............................         392,267          49,488         760,945        228,370
Shares redeemed ...............................      (1,543,231)     (1,973,874)     (1,430,766)    (1,416,511)
                                                    -----------     -----------     -----------    -----------
Net increase (decrease) in net assets
  derived from capital share
  transactions ................................         230,435         453,651         524,911       (501,282)
                                                    -----------     -----------     -----------    -----------
NET ASSETS:
Total increase (decrease) in net
  assets .......                                        239,711       1,181,683         256,862       (420,917)
Beginning of period ...........................       4,827,176       3,645,493       2,992,777      3,413,694
                                                    -----------     -----------     -----------    -----------
End of period .................................     $ 5,066,887     $ 4,827,176     $ 3,249,639    $ 2,992,777
                                                    ===========     ===========     ===========    ===========
NET ASSETS INCLUDE UNDISTRIBUTED
  INVESTMENT INCOME (LOSS)--NET ...............     $    75,200     $    58,230     $    (2,594)   $    45,127
                                                    ===========     ===========     ===========    ===========
SHARE TRANSACTIONS:
Shares sold ...................................         105,884         203,245         103,672         58,075
Shares issued on reinvestment of
  distributions ...............................          32,553           4,252          81,559         20,500
Shares redeemed ...............................        (119,573)       (159,814)       (131,544)      (122,841)
                                                    -----------     -----------     -----------    -----------
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING .................................          18,864          47,683          53,687        (44,266)
                                                    ===========     ===========     ===========    ===========

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
--------------------------------------------------------------------------------

                                                         ROSZEL/LORD ABBETT                ROSZEL/MLIM
                                                       GOVERNMENT SECURITIES               FIXED-INCOME
                                                             PORTFOLIO                      PORTFOLIO
                                                    ---------------------------    ---------------------------
                                                      YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                       2005            2004            2005            2004
                                                    -----------    ------------    ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Investment income--net ........................     $   363,964    $    370,079    $    451,710   $    434,180
Realized gain (loss) on
  investments--net ............................         (53,286)         12,547         (27,063)         5,182
Change in unrealized appreciation
  (depreciation) on investments--net ..........        (101,562)         88,672        (294,002)       (91,866)
                                                    -----------    ------------    ------------   ------------
Net increase in net assets resulting
  from operations .............................         209,116         471,298         130,645        347,496
                                                    -----------    ------------    ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income--net ........................        (371,206)       (385,814)       (508,269)      (485,293)
                                                    -----------    ------------    ------------   ------------
CAPITAL SHARE TRANSACTIONS:
Shares sold ...................................       1,112,601       1,496,047       1,012,106      1,962,730
Shares issued on reinvestment of
  distributions ...............................         371,206         385,814         508,266        485,293
Shares redeemed ...............................      (2,610,565)     (4,451,650)     (3,425,587)    (4,698,790)
                                                    -----------    ------------    ------------   ------------
Net decrease in net assets
  derived from capital share
  transactions ................................      (1,126,758)     (2,569,789)     (1,905,215)    (2,250,767)
                                                    -----------    ------------    ------------   ------------
NET ASSETS:
Total decrease in net assets ..................      (1,288,848)     (2,484,305)     (2,282,839)    (2,388,564)
Beginning of period ...........................      10,244,638      12,728,943      15,568,950     17,957,514
                                                    -----------    ------------    ------------   ------------
End of period .................................     $ 8,955,790    $ 10,244,638    $ 13,286,111   $ 15,568,950
                                                    ===========    ============    ============   ============
NET ASSETS INCLUDE UNDISTRIBUTED
  INVESTMENT INCOME--NET ......................     $    40,059    $     34,483    $     44,541   $     43,622
                                                    ===========    ============    ============   ============
SHARE TRANSACTIONS:
Shares sold ...................................         107,674         145,713         102,257        195,052
Shares issued on reinvestment of
  distributions ...............................          35,955          37,391          51,347         48,262
Shares redeemed ...............................        (253,173)       (430,616)       (346,288)      (466,014)
                                                    -----------    ------------    ------------   ------------
NET DECREASE IN SHARES
  OUTSTANDING .................................        (109,544)       (247,512)       (192,684)      (222,700)
                                                    ===========    ============    ============   ============

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST
ROSZEL/LORD ABBETT GOVERNMENT SECURITIES PORTFOLIO
STATEMENT OF CASH FLOWS FOR THE YEAR ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations .............   $       209,116
ADJUSTMENTS TO RECONCILE NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS TO NET CASH PROVIDED BY OPERATING ACTIVITIES:
    Proceeds from sales and maturities of investments ............        85,750,633
    Purchases of investments .....................................       (84,831,877)
    Net increase in short-term investments .......................        (1,146,940)
    Net realized and unrealized loss on investments ..............           154,848
    Net decrease in receivables related to operations ............            17,981
    Net increase in payables related to operations ...............            10,714
    Net accretion of discounts and premiums ......................            (1,635)
                                                                     ---------------
  Net cash provided by operating activities ......................           162,840
                                                                     ---------------

CASH FLOWS FROM FINANCING ACTIVITIES:
  Net capital share transactions* ................................        (1,223,856)
  Cash distributions paid ........................................                --
  Borrowings under reverse repurchase agreements .................           654,534
  Repayment of reverse repurchase agreements .....................          (654,534)
                                                                     ---------------
  Net cash used for financing activities .........................        (1,223,856)
                                                                     ---------------
  Net decrease in cash ...........................................        (1,061,016)
CASH AT BEGINNING OF PERIOD ......................................           972,799
                                                                     ---------------
CASH OVERDRAFT AT END OF PERIOD ..................................   $       (88,217)
                                                                     ===============

----------
* NONCASH FINANCING ACTIVITIES NOT INCLUDED HEREIN CONSIST OF REINVESTMENT OF DISTRIBUTIONS OF $371,206.

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE FOLLOWING PER SHARE DATA AND RATIOS HAVE BEEN DERIVED FROM INFORMATION PROVIDED IN THE FINANCIAL STATEMENTS AND ARE INTENDED TO HELP YOU UNDERSTAND THE FINANCIAL PERFORMANCE OF THE PORTFOLIOS SINCE INCEPTION. PER SHARE OPERATING PERFORMANCE REFLECTS FINANCIAL RESULTS FOR A SINGLE PORTFOLIO SHARE. TOTAL RETURN REPRESENTS THE RATE THAT AN INVESTOR WOULD HAVE EARNED (OR LOST) ON AN INVESTMENT IN THE PORTFOLIOS (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS).

                                                                                     ROSZEL/LORD ABBETT
                                                                                       LARGE CAP VALUE
                                                                                          PORTFOLIO
                                                                   ---------------------------------------------------------
                                                                                                                   JULY 1,
                                                                                                                  2002* TO
                                                                            YEAR ENDED DECEMBER 31,             DECEMBER 31,
                                                                      2005           2004           2003           2002
                                                                   ----------     ----------     ----------     ------------
INCREASE (DECREASE) IN NET ASSET VALUE:
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ............................      $14.09        $ 12.90        $  9.96           $10.00
                                                                       ------        -------        -------           ------
Investment income--net (a)(g) ...................................        0.11           0.10           0.07             0.04
Realized and unrealized gain (loss) on investments--net .........        0.14           1.49           2.91            (0.08)**
                                                                       ------        -------        -------           ------
Total from investment operations ................................        0.25           1.59           2.98            (0.04)
                                                                       ------        -------        -------           ------
Distributions to shareholders from:
  Investment income--net ........................................       (0.13)         (0.06)         (0.02)              --
  Realized gain--net ............................................       (1.47)         (0.34)         (0.02)              --
                                                                       ------        -------        -------           ------
Total distributions .............................................       (1.60)         (0.40)         (0.04)              --
                                                                       ------        -------        -------           ------
Net asset value, end of period ..................................      $12.74        $ 14.09        $ 12.90           $ 9.96
                                                                       ======        =======        =======           ======
TOTAL RETURN (b) ................................................        2.26%         12.61%         30.00%           (0.40)%(c)
                                                                       ======        =======        =======           ======
RATIOS TO AVERAGE NET ASSETS:
Expenses before expense reductions (e) ..........................        1.55%          1.49%          1.92%            6.01%(d)
Expenses net of waivers and reimbursements, if any (f) ..........        1.10%          1.10%          1.10%            1.10%(d)
Expenses net of all reductions (g) ..............................        1.09%          1.10%          1.08%            1.05%(d)
Investment income (loss)--net before expense reductions (e) .....        0.41%          0.40%         (0.21)%          (4.13)%(d)
Investment income--net of waivers and reimbursements, if any (f).        0.86%          0.79%          0.61%            0.78%(d)
Investment income--net of all reductions (g) ....................        0.87%          0.79%          0.63%            0.83%(d)
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ........................      $9,250        $12,773        $11,003           $5,578
                                                                       ======        =======        =======           ======
Portfolio turnover rate .........................................          30%            36%            28%              13%(c)
                                                                       ======        =======        =======           ======

                                                                                         ROSZEL/LEVIN
                                                                                       LARGE CAP VALUE
                                                                                          PORTFOLIO
                                                                   ---------------------------------------------------------
                                                                                                                   JULY 1,
                                                                                                                  2002* TO
                                                                            YEAR ENDED DECEMBER 31,             DECEMBER 31,
                                                                      2005           2004           2003           2002
                                                                   ----------     ----------     ----------     ------------
INCREASE (DECREASE) IN NET ASSET VALUE:
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ............................      $11.45         $10.90         $ 8.51          $ 10.00
                                                                       ------         ------         ------          -------
Investment income--net (a)(g) ...................................        0.13           0.16           0.09             0.12
Realized and unrealized gain (loss) on investments--net .........        0.24           1.31           2.39            (1.61)
                                                                       ------         ------         ------          -------
Total from investment operations ................................        0.37           1.47           2.48            (1.49)
                                                                       ------         ------         ------          -------
Distributions to shareholders from:
  Investment income--net ........................................       (0.16)         (0.12)         (0.06)              --
  Realized gain--net ............................................       (1.94)         (0.80)         (0.03)              --
                                                                       ------         ------         ------          -------
Total distributions .............................................       (2.10)         (0.92)         (0.09)              --
                                                                       ------         ------         ------          -------
Net asset value, end of period ..................................      $ 9.72         $11.45         $10.90          $  8.51
                                                                       ======         ======         ======          =======
TOTAL RETURN (b) ................................................        4.16%         14.30%         29.26%          (14.90)%(c)
                                                                       ======         ======         ======          =======
RATIOS TO AVERAGE NET ASSETS:
Expenses before expense reductions (e) ..........................        2.60%          3.01%          3.34%           11.09%(d)
Expenses net of waivers and reimbursements, if any (f) ..........        1.10%          1.10%          1.10%            1.10%(d)
Expenses net of all reductions (g) ..............................        1.06%          1.04%          1.08%            0.95%(d)
Investment loss--net before expense reductions (e) ..............       (0.24)%        (0.50)%        (1.27)%          (7.38)%(d)
Investment income--net of waivers and reimbursements, if any (f).        1.26%          1.41%          0.97%            2.61%(d)
Investment income--net of all reductions (g) ....................        1.30%          1.47%          0.99%            2.76%(d)
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ........................      $3,051         $3,063         $3,256          $ 2,300
                                                                       ======         ======         ======          =======
Portfolio turnover rate .........................................          58%            94%            97%              21%(c)
                                                                       ======         ======         ======          =======

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                                         ROSZEL/MLIM
                                                                                        RELATIVE VALUE
                                                                                          PORTFOLIO
                                                                   ---------------------------------------------------------
                                                                                                                   JULY 1,
                                                                                                                  2002* TO
                                                                            YEAR ENDED DECEMBER 31,             DECEMBER 31,
                                                                      2005           2004           2003           2002
                                                                   ----------     ----------     ----------     ------------
INCREASE (DECREASE) IN NET ASSET VALUE:
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ............................     $ 13.26        $ 11.91        $  9.44           $10.00
                                                                      -------        -------        -------           ------
Investment income--net (a)(g) ...................................        0.17           0.18           0.16             0.06
Realized and unrealized gain (loss) on investments--net .........        0.05           1.46           2.33            (0.62)**
                                                                      -------        -------        -------           ------
Total from investment operations ................................        0.22           1.64           2.49            (0.56)
                                                                      -------        -------        -------           ------
Distributions to shareholders from:
  Investment income--net ........................................       (0.23)         (0.13)         (0.02)              --
  Realized gain--net ............................................       (1.56)         (0.16)            --               --
                                                                      -------        -------        -------           ------
Total distributions .............................................       (1.79)         (0.29)         (0.02)              --
                                                                      -------        -------        -------           ------
Net asset value, end of period ..................................     $ 11.69        $ 13.26        $ 11.91           $ 9.44
                                                                      =======        =======        =======           ======
TOTAL RETURN (b) ................................................        2.14%         14.03%         26.41%           (5.60)%(c)
                                                                      =======        =======        =======           ======
RATIOS TO AVERAGE NET ASSETS:
Expenses before expense reductions (e) ..........................        1.42%          1.38%          1.64%            5.23%(d)
Expenses net of waivers and reimbursements, if any (f) ..........        1.10%          1.10%          1.10%            1.10%(d)
Expenses net of all reductions (g) ..............................        1.10%          1.10%          1.10%            1.10%(d)
Investment income (loss)--net before expense reductions (e) .....        1.03%          1.23%          1.01%           (2.84)%(d)
Investment income--net of waivers and reimbursements, if any (f).        1.35%          1.51%          1.55%            1.29%(d)
Investment income--net of all reductions (g) ....................        1.35%          1.51%          1.55%            1.29%(d)
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ........................     $13,132        $15,297        $15,873           $6,309
                                                                      =======        =======        =======           ======
Portfolio turnover rate .........................................          27%            26%            12%              15%(c)
                                                                      =======        =======        =======           ======

                                                                                     ROSZEL/FAYEZ SAROFIM
                                                                                       LARGE CAP CORE
                                                                                          PORTFOLIO
                                                                   ---------------------------------------------------------
                                                                                                                   JULY 1,
                                                                                                                  2002* TO
                                                                            YEAR ENDED DECEMBER 31,             DECEMBER 31,
                                                                      2005           2004           2003           2002
                                                                   ----------     ----------     ----------     ------------
INCREASE (DECREASE) IN NET ASSET VALUE:
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ............................      $11.67         $11.42         $ 9.04          $ 10.00
                                                                       ------         ------         ------          -------
Investment income--net (a)(g) ...................................        0.15           0.08           0.03             0.02
Realized and unrealized gain (loss) on investments--net .........        0.24           0.51           2.40            (0.98)
                                                                       ------         ------         ------          -------
Total from investment operations ................................        0.39           0.59           2.43            (0.96)
                                                                       ------         ------         ------          -------
Distributions to shareholders from:
  Investment income--net ........................................       (0.04)         (0.03)         (0.05)              --
  Realized gain--net ............................................       (0.71)         (0.31)            --               --
                                                                       ------         ------         ------          -------
Total distributions .............................................       (0.75)         (0.34)         (0.05)              --
                                                                       ------         ------         ------          -------
Net asset value, end of period ..................................      $11.31         $11.67         $11.42          $  9.04
                                                                       ======         ======         ======          =======
TOTAL RETURN (b) ................................................        3.52%          5.27%         27.00%           (9.60)%(c)
                                                                       ======         ======         ======          =======
RATIOS TO AVERAGE NET ASSETS:
Expenses before expense reductions (e) ..........................        3.53%          6.36%          9.10%           39.23%(d)
Expenses net of waivers and reimbursements, if any (f) ..........        1.10%          1.10%          1.10%            1.10%(d)
Expenses net of all reductions (g) ..............................        1.10%          1.10%          1.10%            1.04%(d)
Investment loss--net before expense reductions (e) ..............       (1.14)%        (4.56)%        (7.74)%         (37.85)%(d)
Investment income--net of waivers and reimbursements, if any (f).        1.29%          0.70%          0.26%            0.28%(d)
Investment income--net of all reductions (g) ....................        1.29%          0.70%          0.26%            0.34%(d)
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ........................      $1,515         $1,031         $1,074          $   531
                                                                       ======         ======         ======          =======
Portfolio turnover rate .........................................          63%           116%            84%              29%(c)
                                                                       ======         ======         ======          =======

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                                       ROSZEL/ALLIANCE
                                                                                       LARGE CAP CORE
                                                                                          PORTFOLIO
                                                                   ---------------------------------------------------------
                                                                                                                   JULY 1,
                                                                                                                  2002* TO
                                                                            YEAR ENDED DECEMBER 31,             DECEMBER 31,
                                                                      2005           2004           2003           2002
                                                                   ----------     ----------     ----------     ------------
INCREASE (DECREASE) IN NET ASSET VALUE:
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ............................      $11.27         $11.07         $ 8.88          $ 10.00
                                                                       ------         ------         ------          -------
Investment income--net (a)(g) ...................................        0.02           0.05           0.04             0.02
Realized and unrealized gain (loss) on investments--net .........        0.77           0.36           2.17            (1.14)
                                                                       ------         ------         ------          -------
Total from investment operations ................................        0.79           0.41           2.21            (1.12)
                                                                       ------         ------         ------          -------
Distributions to shareholders from:
  Investment income--net ........................................       (0.05)         (0.04)         (0.02)              --
  Realized gain--net ............................................       (0.95)         (0.17)            --               --
                                                                       ------         ------         ------          -------
Total distributions .............................................       (1.00)         (0.21)         (0.02)              --
                                                                       ------         ------         ------          -------
Net asset value, end of period ..................................      $11.06         $11.27         $11.07          $  8.88
                                                                       ======         ======         ======          =======
TOTAL RETURN (b) ................................................        8.04%          3.81%         24.92%          (11.20)%(c)
                                                                       ======         ======         ======          =======
RATIOS TO AVERAGE NET ASSETS:
Expenses before expense reductions (e) ..........................        3.00%          3.09%          3.90%           16.20%(d)
Expenses net of waivers and reimbursements, if any (f) ..........        1.10%          1.10%          1.10%            1.10%(d)
Expenses net of all reductions (g) ..............................        1.09%          1.10%          1.10%            1.10%(d)
Investment loss--net before expense reductions (e) ..............       (1.74)%        (1.53)%        (2.39)%         (14.72)%(d)
Investment income--net of waivers and reimbursements, if any (f).        0.16%          0.46%          0.41%            0.38%(d)
Investment income--net of all reductions (g) ....................        0.17%          0.46%          0.41%            0.38%(d)
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ........................      $1,867         $2,481         $2,415          $ 1,611
                                                                       ======         ======         ======          =======
Portfolio turnover rate .........................................          50%            47%            57%              13%(c)
                                                                       ======         ======         ======          =======

                                                                                    ROSZEL/LOOMIS SAYLES
                                                                                      LARGE CAP GROWTH
                                                                                          PORTFOLIO
                                                                   ---------------------------------------------------------
                                                                                                                   JULY 1,
                                                                                                                  2002* TO
                                                                            YEAR ENDED DECEMBER 31,             DECEMBER 31,
                                                                      2005           2004           2003           2002
                                                                   ----------     ----------     ----------     ------------
INCREASE (DECREASE) IN NET ASSET VALUE:
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ............................      $11.77         $11.14         $ 8.91          $ 10.00
                                                                       ------         ------         ------          -------
Investment income (loss)--net (a)(g) ............................       (0.04)          0.01          (0.01)           (0.01)
Realized and unrealized gain (loss) on investments--net .........        1.14           0.93           2.27            (1.08)
                                                                       ------         ------         ------          -------
Total from investment operations ................................        1.10           0.94           2.26            (1.09)
                                                                       ------         ------         ------          -------
Distributions to shareholders from:
  Investment income--net ........................................       (0.01)            --          (0.03)              --
  Realized gain--net ............................................       (0.99)         (0.31)            --               --
                                                                       ------         ------         ------          -------
Total distributions .............................................       (1.00)         (0.31)         (0.03)              --
                                                                       ------         ------         ------          -------
Net asset value, end of period ..................................      $11.87         $11.77         $11.14          $  8.91
                                                                       ======         ======         ======          =======
TOTAL RETURN (b) ................................................       10.29%          8.70%         25.42%          (10.20)%(c)
                                                                       ======         ======         ======          =======
RATIOS TO AVERAGE NET ASSETS:
Expenses before expense reductions (e) ..........................        3.96%          4.53%          6.57%           35.23%(d)
Expenses net of waivers and reimbursements, if any (f) ..........        1.10%          1.10%          1.10%            1.10%(d)
Expenses net of all reductions (g) ..............................        1.07%          1.06%          1.04%            1.10%(d)
Investment loss--net before expense reductions (e) ..............       (3.27)%        (3.35)%        (5.68)%         (34.27)%(d)
Investment income (loss)--net of waivers and reimbursements,
  if any (f).....................................................       (0.41)%         0.08%         (0.21)%          (0.14)%(d)
Investment income (loss)--net of all reductions (g) .............       (0.38)%         0.12%         (0.15)%          (0.14)%(d)
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ........................      $1,343         $1,514         $1,508          $   546
                                                                       ======         ======         ======          =======
Portfolio turnover rate .........................................         158%           150%           173%              98%(c)
                                                                       ======         ======         ======          =======

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                                     ROSZEL/RITTENHOUSE
                                                                                      LARGE CAP GROWTH
                                                                                          PORTFOLIO
                                                                   ---------------------------------------------------------
                                                                                                                   JULY 1,
                                                                                                                  2002* TO
                                                                            YEAR ENDED DECEMBER 31,             DECEMBER 31,
                                                                      2005           2004           2003           2002
                                                                   ----------     ----------     ----------     ------------
INCREASE (DECREASE) IN NET ASSET VALUE:
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ............................      $11.31        $ 10.88        $  9.11           $10.00
                                                                       ------        -------        -------           ------
Investment income--net (a)(g) ...................................        0.03           0.05           0.01             0.01
Realized and unrealized gain (loss) on investments--net .........       (0.02)          0.39           1.77            (0.90)
                                                                       ------        -------        -------           ------
Total from investment operations ................................        0.01           0.44           1.78            (0.89)
                                                                       ------        -------        -------           ------
Distributions to shareholders from:
  Investment income--net ........................................       (0.06)         (0.01)         (0.01)              --
  Realized gain--net ............................................       (0.60)            --             --               --
                                                                       ------        -------        -------           ------
Total distributions .............................................       (0.66)         (0.01)         (0.01)              --
                                                                       ------        -------        -------           ------
Net asset value, end of period ..................................      $10.66        $ 11.31        $ 10.88           $ 9.11
                                                                       ======        =======        =======           ======
TOTAL RETURN (b) ................................................        0.33%          4.08%         19.51%           (8.90)%(c)
                                                                       ======        =======        =======           ======
RATIOS TO AVERAGE NET ASSETS:
Expenses before expense reductions (e) ..........................        1.58%          1.52%          1.74%            5.05%(d)
Expenses net of waivers and reimbursements, if any (f) ..........        1.10%          1.10%          1.10%            1.10%(d)
Expenses net of all reductions (g) ..............................        1.10%          1.10%          1.04%            1.03%(d)
Investment income (loss)--net before expense reductions (e) .....       (0.22)%         0.04%         (0.56)%          (3.85)%(d)
Investment income--net of waivers and reimbursements, if any (f).        0.26%          0.46%          0.08%            0.10%(d)
Investment income--net of all reductions (g) ....................        0.26%          0.46%          0.14%            0.17%(d)
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ........................      $8,761        $10,900        $11,598           $6,534
                                                                       ======        =======        =======           ======
Portfolio turnover rate .........................................          44%            28%            15%               6%(c)
                                                                       ======        =======        =======           ======

                                                                                       ROSZEL/MARSICO
                                                                                      LARGE CAP GROWTH
                                                                                          PORTFOLIO
                                                                   ---------------------------------------------------------
                                                                                                                   JULY 1,
                                                                                                                  2002* TO
                                                                            YEAR ENDED DECEMBER 31,             DECEMBER 31,
                                                                      2005           2004           2003           2002
                                                                   ----------     ----------     ----------     ------------
INCREASE (DECREASE) IN NET ASSET VALUE:
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ............................      $11.54         $11.32         $ 8.97           $10.00
                                                                       ------         ------         ------           ------
Investment income (loss)--net (a)(g) ............................       (0.01)          0.01          (0.00)+           0.01
Realized and unrealized gain (loss) on investments--net .........        0.30           0.48           2.37            (1.04)
                                                                       ------         ------         ------           ------
Total from investment operations ................................        0.29           0.49           2.37            (1.03)
                                                                       ------         ------         ------           ------
Distributions to shareholders from:
  Investment income--net ........................................       (0.01)         (0.00)+        (0.02)              --
  Realized gain--net ............................................       (0.64)         (0.27)            --               --
                                                                       ------         ------         ------           ------
Total distributions .............................................       (0.65)         (0.27)         (0.02)              --
                                                                       ------         ------         ------           ------
Net asset value, end of period ..................................      $11.18         $11.54         $11.32           $ 8.97
                                                                       ======         ======         ======           ======
TOTAL RETURN (b) ................................................        2.92%          4.53%         26.40%          (10.30)%(c)
                                                                       ======         ======         ======           ======
RATIOS TO AVERAGE NET ASSETS:
Expenses before expense reductions (e) ..........................        2.10%          2.27%          3.07%           10.21%(d)
Expenses net of waivers and reimbursements, if any (f) ..........        1.10%          1.10%          1.10%            1.10%(d)
Expenses net of all reductions (g) ..............................        1.08%          0.89%          0.94%            1.02%(d)
Investment loss--net before expense reductions (e) ..............       (1.11)%        (1.30)%        (2.12)%          (9.06)%(d)
Investment income (loss)--net of waivers and reimbursements,
  if any (f) ....................................................       (0.11)%        (0.13)%        (0.15)%           0.05%(d)
Investment income (loss)--net of all reductions (g) .............       (0.09)%         0.08%          0.01%            0.13%(d)
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ........................      $4,033         $4,170         $3,905           $2,337
                                                                       ======         ======         ======           ======
Portfolio turnover rate .........................................          97%           149%           103%              72%(c)
                                                                       ======         ======         ======           ======

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                               ROSZEL/KAYNE ANDERSON RUDNICK
                                                                                    SMALL-MID CAP VALUE
                                                                                          PORTFOLIO
                                                                   ---------------------------------------------------------
                                                                                                                   JULY 1,
                                                                                                                  2002* TO
                                                                            YEAR ENDED DECEMBER 31,             DECEMBER 31,
                                                                      2005           2004           2003           2002
                                                                   ----------     ----------     ----------     ------------
INCREASE (DECREASE) IN NET ASSET VALUE:
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ............................      $11.57         $10.53         $ 7.96          $ 10.00
                                                                       ------         ------         ------          -------
Investment income (loss)--net (a)(g) ............................        0.09          (0.02)          0.01             0.02
Realized and unrealized gain (loss) on investments--net .........       (0.14)          1.11           2.58            (2.06)
                                                                       ------         ------         ------          -------
Total from investment operations ................................       (0.05)          1.09           2.59            (2.04)
                                                                       ------         ------         ------          -------
Distributions to shareholders from:
  Investment income--net ........................................          --          (0.01)         (0.02)              --
  Realized gain--net ............................................       (1.81)         (0.04)            --               --
                                                                       ------         ------         ------          -------
Total distributions .............................................       (1.81)         (0.05)         (0.02)              --
                                                                       ------         ------         ------          -------
Net asset value, end of period ..................................      $ 9.71         $11.57         $10.53          $  7.96
                                                                       ======         ======         ======          =======
TOTAL RETURN (b) ................................................        0.50%         10.37%         32.53%          (20.40)%(c)
                                                                       ======         ======         ======          =======
RATIOS TO AVERAGE NET ASSETS:
Expenses before expense reductions (e) ..........................        2.27%          2.16%          2.62%            9.34%(d)
Expenses net of waivers and reimbursements, if any (f) ..........        1.10%          1.10%          1.10%            1.10%(d)
Expenses net of all reductions (g) ..............................        1.09%          1.10%          1.05%            1.10%(d)
Investment loss--net before expense reductions (e) ..............       (0.29)%        (1.25)%        (1.46)%          (7.68)%(d)
Investment income (loss)--net of waivers and reimbursements,
  if any (f) ....................................................        0.88%         (0.19)%         0.06%            0.56%(d)
Investment income (loss)--net of all reductions (g) .............        0.89%         (0.19)%         0.11%            0.56%(d)
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ........................      $3,177         $4,121         $4,915          $ 3,140
                                                                       ======         ======         ======          =======
Portfolio turnover rate .........................................         119%            62%            67%              69%(c)
                                                                       ======         ======         ======          =======

                                                                                      ROSZEL/FRANKLIN
                                                                                       MID CAP GROWTH
                                                                                          PORTFOLIO
                                                                   ---------------------------------------------------------
                                                                                                                   JULY 1,
                                                                                                                  2002* TO
                                                                            YEAR ENDED DECEMBER 31,             DECEMBER 31,
                                                                      2005           2004           2003           2002
                                                                   ----------     ----------     ----------     ------------
INCREASE (DECREASE) IN NET ASSET VALUE:
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ...........................       $11.01         $11.21         $ 8.61          $ 10.00
                                                                       ------         ------         ------          -------
Investment loss--net (a)(g) ....................................        (0.03)         (0.03)         (0.05)           (0.01)
Realized and unrealized gain (loss) on investments--net ........         1.38           0.67           2.66            (1.38)
                                                                       ------         ------         ------          -------
Total from investment operations ...............................         1.35           0.64           2.61            (1.39)
                                                                       ------         ------         ------          -------
Distributions to shareholders from:
  Investment income--net .......................................           --             --          (0.01)              --
  Realized gain--net ...........................................        (0.35)         (0.84)            --               --
                                                                       ------         ------         ------          -------
Total distributions ............................................        (0.35)         (0.84)         (0.01)              --
                                                                       ------         ------         ------          -------
Net asset value, end of period .................................       $12.01         $11.01         $11.21          $  8.61
                                                                       ======         ======         ======          =======
TOTAL RETURN (b) ...............................................        12.61%          6.33%         30.32%          (13.90)%(c)
                                                                       ======         ======         ======          =======
RATIOS TO AVERAGE NET ASSETS:
Expenses before expense reductions (e) .........................         2.55%          2.52%          3.20%           13.51%(d)
Expenses net of waivers and reimbursements, if any (f) .........         1.10%          1.10%          1.10%            1.10%(d)
Expenses net of all reductions (g) .............................         1.09%          0.87%          0.97%            0.91%(d)
Investment loss--net before expense reductions (e) .............        (1.75)%        (1.95)%        (2.73)%         (12.92)%(d)
Investment loss--net of waivers and reimbursements, if any (f) .        (0.30)%        (0.53)%        (0.63)%          (0.51)%(d)
Investment loss--net of all reductions (g) .....................        (0.29)%        (0.30)%        (0.50)%          (0.32)%(d)
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .......................       $2,663         $3,326         $3,764          $ 1,865
                                                                       ======         ======         ======          =======
Portfolio turnover rate ........................................          148%           180%           179%              53%(c)
                                                                       ======         ======         ======          =======

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                                          ROSZEL/NWQ
                                                                                       SMALL CAP VALUE
                                                                                          PORTFOLIO
                                                                   ---------------------------------------------------------
                                                                                                                   JULY 1,
                                                                                                                  2002* TO
                                                                            YEAR ENDED DECEMBER 31,             DECEMBER 31,
                                                                      2005           2004           2003           2002
                                                                   ----------     ----------     ----------     ------------
INCREASE (DECREASE) IN NET ASSET VALUE:
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ............................      $14.01         $11.84         $ 7.74          $ 10.00
                                                                       ------         ------         ------          -------
Investment income--net (a)(g) ...................................        0.05           0.02           0.02             0.02
Realized and unrealized gain (loss) on investments--net .........        1.27           3.29           4.10            (2.28)
                                                                       ------         ------         ------          -------
Total from investment operations ................................        1.32           3.31           4.12            (2.26)
                                                                       ------         ------         ------          -------
Distributions to shareholders from:
  Investment income--net ........................................       (0.02)         (0.02)         (0.02)              --
  Realized gain--net ............................................       (2.33)         (1.12)            --               --
                                                                       ------         ------         ------          -------
Total distributions .............................................       (2.35)         (1.14)         (0.02)              --
                                                                       ------         ------         ------          -------
Net asset value, end of period ..................................      $12.98         $14.01         $11.84          $  7.74
                                                                       ======         ======         ======          =======
TOTAL RETURN (b) ................................................       11.86%         29.65%         53.24%          (22.60)%(c)
                                                                       ======         ======         ======          =======
RATIOS TO AVERAGE NET ASSETS:
Expenses before expense reductions (e) ..........................        1.81%          1.99%          2.73%           12.22%(d)
Expenses net of waivers and reimbursements, if any (f) ..........        1.15%          1.15%          1.15%            1.15%(d)
Expenses net of all reductions (g) ..............................        1.12%          1.11%          1.02%            0.95%(d)
Investment loss--net before expense reductions (e) ..............       (0.31)%        (0.71)%        (1.46)%         (10.68)%(d)
Investment income--net of waivers and reimbursements, if any (f).        0.35%          0.13%          0.12%            0.39%(d)
Investment income--net of all reductions (g) ....................        0.38%          0.17%          0.25%            0.59%(d)
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ........................      $5,892         $6,187         $5,127          $ 2,055
                                                                       ======         ======         ======          =======
Portfolio turnover rate .........................................          39%            46%            45%              10%(c)
                                                                       ======         ======         ======          =======

                                                                                      ROSZEL/DELAWARE
                                                                                   SMALL--MID CAP GROWTH
                                                                                          PORTFOLIO
                                                                   ---------------------------------------------------------
                                                                                                                   JULY 1,
                                                                                                                  2002* TO
                                                                            YEAR ENDED DECEMBER 31,             DECEMBER 31,
                                                                      2005           2004           2003           2002
                                                                   ----------     ----------     ----------     ------------
INCREASE (DECREASE) IN NET ASSET VALUE:
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ...........................       $11.70         $10.38         $ 7.62          $ 10.00
                                                                       ------         ------         ------          -------
Investment loss--net (a)(g) ....................................        (0.07)         (0.08)         (0.06)           (0.04)
Realized and unrealized gain (loss) on investments--net ........         0.92           1.40           2.82            (2.34)
                                                                       ------         ------         ------          -------
Total from investment operations ...............................         0.85           1.32           2.76            (2.38)
                                                                       ------         ------         ------          -------
Distributions to shareholders from realized gain--net ..........        (0.41)            --          (0.00)+             --
                                                                       ------         ------         ------          -------
Net asset value, end of period .................................       $12.14         $11.70         $10.38          $  7.62
                                                                       ======         ======         ======          =======
TOTAL RETURN (b) ...............................................         7.79%         12.72%         36.26%          (23.80)%(c)
                                                                       ======         ======         ======          =======
RATIOS TO AVERAGE NET ASSETS:
Expenses before expense reductions (e) .........................         2.37%          2.84%          4.69%           17.03%(d)
Expenses net of waivers and reimbursements, if any (f) .........         1.15%          1.15%          1.16%(h)         1.25%(d)
Expenses net of all reductions (g) .............................         1.14%          1.15%          1.15%            1.23%(d)
Investment loss--net before expense reductions (e) .............        (1.87)%        (2.40)%        (4.27)%         (16.78)%(d)
Investment loss--net of waivers and reimbursements, if any (f) .        (0.65)%        (0.71)%        (0.74)%          (1.00)%(d)
Investment loss--net of all reductions (g) .....................        (0.64)%        (0.71)%        (0.73)%          (0.98)%(d)
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .......................       $3,473         $3,475         $2,460          $ 1,413
                                                                       ======         ======         ======          =======
Portfolio turnover rate ........................................           62%            42%           115%              51%(c)
                                                                       ======         ======         ======          =======

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                                        ROSZEL/LAZARD
                                                                                        INTERNATIONAL
                                                                                          PORTFOLIO
                                                                   ---------------------------------------------------------
                                                                                                                   JULY 1,
                                                                                                                  2002* TO
                                                                            YEAR ENDED DECEMBER 31,             DECEMBER 31,
                                                                      2005           2004           2003           2002
                                                                   ----------     ----------     ----------     ------------
INCREASE (DECREASE) IN NET ASSET VALUE:
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ............................      $13.25         $11.51         $ 8.93          $ 10.00
                                                                       ------         ------         ------          -------
Investment income--net (a)(g) ...................................        0.20           0.15           0.12             0.00+
Realized and unrealized gain (loss) on investments--net .........        0.82           1.71           2.48            (1.07)
                                                                       ------         ------         ------          -------
Total from investment operations ................................        1.02           1.86           2.60            (1.07)
                                                                       ------         ------         ------          -------
Distributions to shareholders from:
  Investment income--net ........................................       (0.16)         (0.07)         (0.02)              --
  Realized gain--net ............................................       (0.89)         (0.05)            --               --
                                                                       ------         ------         ------          -------
Total distributions .............................................       (1.05)         (0.12)         (0.02)              --
                                                                       ------         ------         ------          -------
Net asset value, end of period ..................................      $13.22         $13.25         $11.51          $  8.93
                                                                       ======         ======         ======          =======
TOTAL RETURN (b) ................................................        8.48%         16.30%         29.12%          (10.70)%(c)
                                                                       ======         ======         ======          =======
RATIOS TO AVERAGE NET ASSETS:
Expenses before expense reductions (e) ..........................        2.00%          2.20%          3.96%           31.35%(d)
Expenses net of waivers and reimbursements, if any (f) ..........        1.15%          1.15%          1.15%            1.15%(d)
Expenses net of all reductions (g) ..............................        1.15%          1.15%          1.15%            1.15%(d)
Investment income (loss)--net before expense reductions (e) .....        0.71%          0.23%         (1.61)%         (30.13)%(d)
Investment income--net of waivers and reimbursements, if any (f).        1.56%          1.28%          1.20%            0.07%(d)
Investment income--net of all reductions (g) ....................        1.56%          1.28%          1.20%            0.07%(d)
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ........................      $5,067         $4,827         $3,645          $ 1,126
                                                                       ======         ======         ======          =======
Portfolio turnover rate .........................................          29%            30%            28%               3%(c)
                                                                       ======         ======         ======          =======

                                                                                     ROSZEL/WILLIAM BLAIR
                                                                                        INTERNATIONAL
                                                                                          PORTFOLIO
                                                                   ---------------------------------------------------------
                                                                                                                   JULY 1,
                                                                                                                  2002* TO
                                                                            YEAR ENDED DECEMBER 31,             DECEMBER 31,
                                                                      2005           2004           2003           2002
                                                                   ----------     ----------     ----------     ------------
INCREASE (DECREASE) IN NET ASSET VALUE:
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ............................      $12.34         $11.90         $ 8.91          $ 10.00
                                                                       ------         ------         ------          -------
Investment income--net (a)(g) ...................................        0.05           0.15           0.16             0.01
Realized and unrealized gain (loss) on investments--net .........        1.52           1.16           2.85            (1.10)
                                                                       ------         ------         ------          -------
Total from investment operations ................................        1.57           1.31           3.01            (1.09)
                                                                       ------         ------         ------          -------
Distributions to shareholders from:
  Investment income--net ........................................       (0.28)         (0.19)         (0.02)              --
  Realized gain--net ............................................       (2.66)         (0.68)            --               --
                                                                       ------         ------         ------          -------
Total distributions .............................................       (2.94)         (0.87)         (0.02)              --
                                                                       ------         ------         ------          -------
Net asset value, end of period ..................................      $10.97         $12.34         $11.90          $  8.91
                                                                       ======         ======         ======          =======
TOTAL RETURN (b) ................................................       16.91%         11.83%         33.80%          (10.90)%(c)
                                                                       ======         ======         ======          =======
RATIOS TO AVERAGE NET ASSETS:
Expenses before expense reductions (e) ..........................        2.51%          2.83%          3.17%            9.47%(d)
Expenses net of waivers and reimbursements, if any (f) ..........        1.15%          1.15%          1.15%            1.15%(d)
Expenses net of all reductions (g) ..............................        1.15%          1.12%          1.14%            1.15%(d)
Investment loss--net before expense reductions (e) ..............       (0.91)%        (0.44)%        (0.43)%          (8.06)%(d)
Investment income--net of waivers and reimbursements, if any (f).        0.45%          1.24%          1.59%            0.26%(d)
Investment income--net of all reductions (g) ....................        0.45%          1.27%          1.60%            0.26%(d)
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ........................      $3,250         $2,993         $3,414          $ 2,419
                                                                       ======         ======         ======          =======
Portfolio turnover rate .........................................          77%           168%           117%              35%(c)
                                                                       ======         ======         ======          =======

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                                     ROSZEL/LORD ABBETT
                                                                                    GOVERNMENT SECURITIES
                                                                                          PORTFOLIO
                                                                   ---------------------------------------------------------
                                                                                                                   JULY 1,
                                                                                                                  2002* TO
                                                                            YEAR ENDED DECEMBER 31,             DECEMBER 31,
                                                                      2005           2004           2003           2002
                                                                   ----------     ----------     ----------     ------------
INCREASE (DECREASE) IN NET ASSET VALUE:
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ............................      $10.41        $ 10.33        $ 10.49           $10.00
                                                                       ------        -------        -------           ------
Investment income--net (a)(g) ...................................        0.38           0.40           0.25             0.12
Realized and unrealized gain (loss) on investments--net .........       (0.16)          0.05          (0.07)            0.45
                                                                       ------        -------        -------           ------
Total from investment operations ................................        0.22           0.45           0.18             0.57
                                                                       ------        -------        -------           ------
Distributions to shareholders from:
  Investment income--net ........................................       (0.39)         (0.37)         (0.33)           (0.08)
  Realized gain--net ............................................          --             --          (0.01)              --
                                                                       ------        -------        -------           ------
Total distributions .............................................       (0.39)         (0.37)         (0.34)           (0.08)
                                                                       ------        -------        -------           ------
Net asset value, end of period ..................................      $10.24        $ 10.41        $ 10.33           $10.49
                                                                       ======        =======        =======           ======
TOTAL RETURN (b) ................................................        2.12%          4.11%          1.79%            5.70%(c)
                                                                       ======        =======        =======           ======
RATIOS TO AVERAGE NET ASSETS:
Expenses before expense reductions (e) ..........................        1.55%          1.42%          1.56%            3.82%(d)
Expenses net of waivers and reimbursements, if any (f) ..........        0.95%          0.95%          0.96%            0.95%(d)
Expenses net of all reductions (g) ..............................        0.95%          0.95%          0.96%            0.95%(d)
Investment income (loss)--net before expense reductions (e) .....        3.08%          2.66%          1.81%           (0.65)%(d)
Investment income--net of waivers and reimbursements, if any (f).        3.68%          3.13%          2.41%            2.22%(d)
Investment income--net of all reductions (g) ....................        3.68%          3.13%          2.41%            2.22%(d)
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ........................      $8,956        $10,245        $12,729           $9,149
                                                                       ======        =======        =======           ======
Portfolio turnover rate .........................................         248%           406%           273%             107%(c)
                                                                       ======        =======        =======           ======

                                                                                        ROSZEL/MLIM
                                                                                        FIXED-INCOME
                                                                                          PORTFOLIO
                                                                   ---------------------------------------------------------
                                                                                                                   JULY 1,
                                                                                                                  2002* TO
                                                                            YEAR ENDED DECEMBER 31,             DECEMBER 31,
                                                                      2005           2004           2003           2002
                                                                   ----------     ----------     ----------     ------------
INCREASE (DECREASE) IN NET ASSET VALUE:
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ............................     $ 10.05        $ 10.14        $ 10.19          $ 10.00
                                                                      -------        -------        -------          -------
Investment income--net (a)(g) ...................................        0.31           0.26           0.22             0.11
Realized and unrealized gain (loss) on investments--net .........       (0.21)         (0.02)          0.02             0.16
                                                                      -------        -------        -------          -------
Total from investment operations ................................        0.10           0.24           0.24             0.27
                                                                      -------        -------        -------          -------
Distributions to shareholders from:
  Investment income--net ........................................       (0.35)         (0.33)         (0.29)           (0.08)
  Realized gain--net ............................................          --             --          (0.00)+             --
                                                                      -------        -------        -------          -------
Total distributions .............................................       (0.35)         (0.33)         (0.29)           (0.08)
                                                                      -------        -------        -------          -------
Net asset value, end of period ..................................     $  9.80        $ 10.05        $ 10.14          $ 10.19
                                                                      =======        =======        =======          =======
TOTAL RETURN (b) ................................................        0.98%          2.04%          2.37%            2.74%(c)
                                                                      =======        =======        =======          =======
RATIOS TO AVERAGE NET ASSETS:
Expenses before expense reductions (e) ..........................        1.27%          1.22%          1.43%            3.66%(d)
Expenses net of waivers and reimbursements, if any (f) ..........        0.95%          0.97%(i)       1.00%            1.00%(d)
Expenses net of all reductions (g) ..............................        0.95%          0.97%          1.00%            1.00%(d)
Investment income (loss)--net before expense reductions (e) .....        2.80%          2.35%          1.73%           (0.40)%(d)
Investment income--net of waivers and reimbursements, if any (f).        3.12%          2.60%          2.16%            2.26%(d)
Investment income--net of all reductions (g) ....................        3.12%          2.60%          2.16%            2.26%(d)
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ........................     $13,286        $15,569        $17,958          $11,377
                                                                      =======        =======        =======          =======
Portfolio turnover rate .........................................          28%            38%            24%              38%(c)
                                                                      =======        =======        =======          =======

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS (CONCLUDED)
--------------------------------------------------------------------------------

----------
NOTES TO FINANCIAL HIGHLIGHTS:

*    COMMENCEMENT OF INVESTMENT OPERATIONS.

** THE AMOUNTS SHOWN FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ARE NOT IN ACCORD WITH THE AGGREGATE NET REALIZED AND UNREALIZED GAIN (LOSS) BECAUSE OF THE TIMING OF SALES AND REPURCHASES OF THE PORTFOLIO'S SHARES IN RELATION TO THE FLUCTUATING MARKET VALUE OF THE INVESTMENTS IN THE PORTFOLIO.

+    PER SHARE AMOUNT IS LESS THAN $0.01.

(a)  BASED ON AVERAGE SHARES OUTSTANDING DURING THE RESPECTIVE PERIODS.

(b) TOTAL RETURNS ARE BASED ON CHANGES IN NET ASSET VALUES FOR THE PERIODS SHOWN, AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS (IF ANY) FOR THE PORTFOLIO AT THE NET ASSET VALUE ON THE EX-DIVIDEND DATE. TOTAL RETURNS INCLUDE THE EFFECT OF EXPENSE REDUCTIONS RESULTING FROM ADVISORY FEE WAIVERS, EXPENSE REIMBURSEMENTS IN EXCESS OF EXPENSE LIMITATIONS AND COMMISSION RECAPTURE AGREEMENTS (IF ANY). TOTAL RETURNS WOULD HAVE BEEN LOWER WITHOUT EXPENSE REDUCTIONS. TOTAL RETURNS DO NOT INCLUDE INSURANCE COMPANY SEPARATE ACCOUNT RELATED FEES AND EXPENSES. SUCH FEES AND EXPENSES WOULD REDUCE THE OVERALL RETURNS SHOWN. PAST RESULTS SHOWN SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE. TOTAL RETURNS AND PRINCIPAL VALUES WILL FLUCTUATE SUCH THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(c)  NOT ANNUALIZED.

(d)  ANNUALIZED.

(e) DOES NOT INCLUDE ADVISORY WAIVERS, EXPENSE REIMBURSEMENTS OR EXPENSE REDUCTIONS FROM COMMISSION RECAPTURE AGREEMENTS.

(f) INCLUDES ADVISORY WAIVERS AND EXPENSE REIMBURSEMENTS AND EXCLUDES EXPENSE REDUCTIONS FROM COMMISSION RECAPTURE AGREEMENTS, IF ANY.

(g) INCLUDES ADVISORY WAIVERS, EXPENSE REIMBURSEMENTS AND EXPENSE REDUCTIONS FROM COMMISSION RECAPTURE AGREEMENTS, IF ANY.

(h) THE PORTFOLIO'S EXPENSE RATIO NET OF WAIVERS AND REIMBURSEMENTS WAS LOWERED FROM 1.25% TO 1.15% EFFECTIVE MARCH 3, 2003. THE RATIO SHOWN REFLECTS THE EFFECT OF THE HIGHER EXPENSE RATIO FOR THE PERIOD JANUARY 1 THROUGH MARCH 2, 2003.

(i) THE PORTFOLIO'S EXPENSE RATIO NET OF WAIVERS AND REIMBURSEMENTS WAS LOWERED FROM 1.00% TO 0.95% EFFECTIVE MAY 1, 2004. THE RATIO SHOWN REFLECTS THE EFFECT OF THE HIGHER EXPENSE RATIO FOR THE PERIOD JANUARY 1 THROUGH APRIL 30, 2004.

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES:

     MLIG Variable Insurance Trust (the "Trust") is a statutory trust organized in the state of Delaware. It is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as an open-end management investment company. The Trust is comprised of twenty-four separate investment portfolios (the "Portfolios"), each of which is, in effect, a separate mutual fund. Sixteen Portfolios are included in this annual report consisting of Roszel/Lord Abbett Large Cap Value Portfolio, Roszel/Levin Large Cap Value Portfolio, Roszel/MLIM Relative Value Portfolio, Roszel/Fayez Sarofim Large Cap Core Portfolio, Roszel/Alliance Large Cap Core Portfolio (formerly Roszel/INVESCO-NAM Large Cap Core Portfolio), Roszel/Loomis Sayles Large Cap Growth Portfolio (formerly Roszel/Nicholas-Applegate Large Cap Growth Portfolio), Roszel/Rittenhouse Large Cap Growth Portfolio, Roszel Marsico Large Cap Growth Portfolio (formerly Roszel/Seneca Large Cap Growth Portfolio), Roszel/Kayne Anderson Rudnick Small-Mid Cap Value Portfolio (formerly Roszel/Valenzuela Mid Cap Value Portfolio), Roszel/Franklin Mid Cap Growth Portfolio (formerly Roszel/Seneca Mid Cap Growth Portfolio), Roszel/NWQ Small Cap Value Portfolio, Roszel/Delaware Small-Mid Cap Growth Portfolio, Roszel/Lazard International Portfolio, Roszel/William Blair International Portfolio, Roszel/Lord Abbett Government Securities Portfolio, and Roszel/MLIM Fixed-Income Portfolio. Each Portfolio currently offers one class of shares to one or more separate accounts of Merrill Lynch Life Insurance Company ("MLLIC") and ML Life Insurance Company of New York ("MLLICNY") (indirect, wholly-owned subsidiaries of Merrill Lynch & Co., Inc. ("ML&Co."), and affiliates of Roszel Advisors, LLC (the "Advisor")), as funding vehicles for certain variable annuity and variable life insurance contracts. The Trust does not offer its shares directly to the public. The Trust's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which requires management to make certain estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Trust.

     (a) VALUATION OF INVESTMENTS--Portfolio securities and other investments listed on any U.S. or foreign stock exchange or the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last sale price on that exchange or the official closing price on the NASDAQ on the valuation day; if no sale occurs, securities traded on a U.S. exchange or NASDAQ are valued at the mean between the closing bid and closing asked prices and securities traded on a foreign exchange are valued at the official bid price. Over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices. Debt securities with a remaining maturity of 61 days or more are valued on the basis of dealer-supplied quotations or by a pricing service selected by the administrator ("J.P. Morgan Investor Services Co.") if those prices are considered by the administrator to be representative of market values as of the close of business of the New York Stock Exchange pursuant to procedures established by and under the supervision of the board of trustees; debt securities with a remaining maturity of 60 days or less are valued at their amortized cost which approximates market value. Securities and other assets, including those for which a pricing service supplies no quotations or quotations are not considered by the administrator to be representative of market values are valued at fair value as determined in good faith pursuant to procedures established by and under the supervision of the board of trustees of the Trust. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business in the New York Stock Exchange ("NYSE"). Occasionally, events affecting the values of such securities may occur during such times. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith pursuant to procedures established by and under the supervision of the board of trustees.

     (b) REPURCHASE AGREEMENTS--Some of the Portfolios may engage in repurchase agreement transactions with respect to instruments in which the Portfolio is authorized to invest. The Portfolios may

================================================================================
MLIG VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

engage in repurchase agreement transactions with certain member banks of the Federal Reserve System and with certain dealers listed on the Federal Reserve System and on the Federal Reserve Bank of New York's list of reporting dealers. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Portfolio takes possession of the underlying securities, marks to market such securities and, if necessary, receives additions to such securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, the Portfolio may suffer a loss. Securities purchased under repurchase agreements may be held with other custodial banks under tri-party arrangements.

     (c) REVERSE REPURCHASE AGREEMENTS--All of the Portfolios may enter into reverse repurchase agreements with institutions that the Portfolio's investment adviser has determined are creditworthy. Under a reverse repurchase agreement, the Portfolio sells securities and agrees to repurchase them at a mutually agreed upon date and price. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceed the Portfolio's liability under the reverse repurchase agreement. Securities subject to repurchase under reverse repurchase agreements, if any, are designated as such in the Portfolio of Investments.

     At December 31, 2005, the Portfolios had no reverse repurchase agreements outstanding.

     The weighted average weekly balance of reverse repurchase agreements outstanding for the Roszel/Lord Abbett Government Securities Portfolio during the year ended December 31, 2005 was approximately $654,500 at a weighted average weekly interest rate of 0.60%.

     (d) FOREIGN CURRENCY TRANSACTIONS--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets and liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign currency exchange rates on investments.

     (e) SECURITY TRANSACTIONS AND INVESTMENT INCOME--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

     (f) EXPENSES--Certain expenses have been allocated to the individual Portfolios of the Trust on a pro rata basis based upon the respective aggregate net asset value of each Portfolio of the Trust.

     (g) DIVIDENDS AND DISTRIBUTIONS--Each Portfolio except Roszel/Lord Abbett Government Securities Portfolio and MLIM Fixed Income Portfolio (the "Fixed Income Portfolios"), intends to distribute at least annually to shareholders substantially all of its net investment income. The Fixed Income Portfolios declare and pay dividends from net investment income each month. Distribution of net realized gains, if any, will be declared and paid at least annually for all Portfolios. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

     (h) DELAYED DELIVERY TRANSACTIONS--Each Portfolio, except the Roszel/Lord Abbett Large Cap Value Portfolio, Roszel/Alliance Large Cap Core Portfolio, Roszel/Loomis Sayles Large Cap Growth Portfolio, Roszel/Rittenhouse Large Cap Growth Portfolio, Roszel/Kayne Anderson Rudnick Small-Mid Cap Value Portfolio and the Roszel/Lazard International Portfolio may purchase or sell securities on a "delayed delivery" basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are

================================================================================
MLIG VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

fixed at the time the transaction is negotiated. Liquid securities or cash are designated in an amount at least equal to these commitments. Securities held for this purpose cannot be sold while this strategy is outstanding, unless replaced with other assets. As a result, there is a possibility that as designated assets reach certain levels, a Portfolio may lose some flexibility in managing its investments, responding to shareholder redemption requests, or meeting other current obligations.

     (i) DOLLAR ROLL TRANSACTIONS--The Roszel/Lord Abbett Government Securities Portfolio and the Roszel/MLIM Fixed-Income Portfolio may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by a Portfolio of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed-upon price at a future date. The securities repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and the repurchase, the Portfolio will not be entitled to receive interest and principal payments on the securities sold. The Portfolio will invest the proceeds of the sale in additional instruments, the income from which, together with any additional fee income received for the dollar roll, may generate income for the Portfolio exceeding the yield on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of the similar securities.

     During the year ended December 31, 2005, the following Portfolio engaged in dollar roll transactions:
--------------------------------------------------------------------------------

                                                                                               AVERAGE
                                   MAXIMUM       PRINCIPAL       AVERAGE        AVERAGE        AMOUNT
                                   AMOUNT         AMOUNT         AMOUNT          SHARES       PER SHARE
                                 OUTSTANDING    OUTSTANDING    OUTSTANDING    OUTSTANDING    OUTSTANDING        FEE
                                    DURING         AS OF          DURING         DURING         DURING         INCOME
 PORTFOLIO                        THE PERIOD      12/31/05      THE PERIOD     THE PERIOD     THE PERIOD       EARNED
------------------------------------------------------------------------------------------------------------------------
 Roszel/Lord Abbett Government
   Securities Portfolio ......... $5,916,337            $--     $2,950,561        957,542          $3.08       $35,905
------------------------------------------------------------------------------------------------------------------------

     The average amount outstanding during the year ended December 31, 2005 was calculated by totaling borrowings at the end of each day and dividing the sum by the number of days in the period.

     (j) TAXES--Each Portfolio intends to comply with the requirements of the Internal Revenue Code of 1986, as amended applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized capital gains to its shareholders. Therefore, no Federal income tax provision is required. Income and capital gains derived from sources outside the United States may be subject to foreign withholding and other taxes.

     Permanent book and tax basis differences relating to shareholder distributions resulted in reclassifications among undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital at December 31, 2005 as follows:

-------------------------------------------------------------------------------------------------------------------------
                                                                   UNDISTRIBUTED           ACCUMULATED
                                                                  NET INVESTMENT           NET REALIZED         PAID-IN
 PORTFOLIO                                                         INCOME (LOSS)            GAIN (LOSS)         CAPITAL
-------------------------------------------------------------------------------------------------------------------------
 Roszel/Levin Large Cap Value Portfolio .....................  $                 (1)   $                 (7)   $        8
 Roszel/MLIM Relative Value Portfolio .......................                   (10)                     10            --
 Roszel/Loomis Sayles Large Cap Growth Portfolio ............                 5,518                  (5,518)           --
 Roszel/Marsico Large Cap Growth Portfolio ..................                 4,316                  (4,318)            2
 Roszel/Kayne Anderson Rudnick Small-Mid Cap Value Portfolio                      1                       1            (2)
 Roszel/Franklin Mid Cap Growth Portfolio ...................                 9,042                  (9,042)           --
 Roszel/NWQ Small Cap Value Portfolio .......................                  (431)                  1,361          (930)
 Roszel/Delaware Small-Mid Cap Growth Portfolio .............                23,090                      --       (23,090)
 Roszel/William Blair International Portfolio ...............                 9,518                  (9,517)           (1)
 Roszel/Lord Abbett Government Securities Portfolio .........                12,818                 (12,818)           --
 Roszel/MLIM Fixed-Income Portfolio .........................                57,478                 (57,481)            3
-------------------------------------------------------------------------------------------------------------------------

================================================================================
MLIG VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

     Net capital and currency losses incurred after October 31 and within the taxable year are deemed to arise on the first day of each Portfolio's next taxable year. For the period from November 1, 2005 to December 31, 2005, the following Portfolios incurred and elected to defer until January 1, 2006 for U.S. Federal income tax purposes net capital losses as stated below:

---------------------------------------------------------------------------------
                                                               POST OCTOBER
 PORTFOLIO                                                    CAPITAL LOSSES
---------------------------------------------------------------------------------
 Roszel/Lord Abbett Government Securities Portfolio....            $44,475
 Roszel/MLIM Fixed-Income Portfolio ...................             15,167
---------------------------------------------------------------------------------

     On December 31, 2005, the following Portfolios had unused capital losses available for Federal income tax purposes through the indicated expiration dates:

---------------------------------------------------------------------------------------------------
                                                                   EXPIRATION DATE DECEMBER 31,
                                                               ------------------------------------
 PORTFOLIO                                                        2011         2012         2013
---------------------------------------------------------------------------------------------------
 Roszel/Lord Abbett Government Securities Portfolio ........      $86,583      $45,003      $ 8,164
 Roszel/MLIM Fixed-Income Portfolio ........................       79,760       79,760       83,967
---------------------------------------------------------------------------------------------------

     The tax character of distributions paid during 2005 and 2004 were as follows:

-----------------------------------------------------------------------------------------------------------------------------
                                                                         2005 DISTRIBUTIONS            2004 DISTRIBUTIONS
                                                                             PAID FROM                     PAID FROM
                                                                    ---------------------------   ---------------------------
                                                                       ORDINARY     LONG-TERM        ORDINARY     LONG-TERM
 PORTFOLIO                                                              INCOME     CAPITAL GAIN       INCOME     CAPITAL GAIN
-----------------------------------------------------------------------------------------------------------------------------
 Roszel/Lord Abbett Large Cap Value Portfolio ...................       $146,894     $1,068,642       $336,019       $ 38,267
 Roszel/Levin Large Cap Value Portfolio .........................        255,432        310,638        211,882         17,792
 Roszel/MLIM Relative Value Portfolio ...........................        344,660      1,546,659        197,561        187,300
 Roszel/Fayez Sarofim Large Cap Core Portfolio ..................         29,556         82,112         16,752         12,968
 Roszel/Alliance Large Cap Core Portfolio .......................         41,893        173,165         17,926         29,841
 Roszel/Loomis Sayles Large Cap Growth Portfolio ................         10,873         88,719         36,588          3,155
 Roszel/Rittenhouse Large Cap Growth Portfolio ..................         51,327        538,569         14,064             --
 Roszel/Marsico Large Cap Growth Portfolio ......................          3,644        212,155         65,440         44,971
 Roszel/Kayne Anderson Rudnick Small-Mid Cap Value Portfolio ....         18,184        529,678         15,630          5,274
 Roszel/Franklin Mid Cap Growth Portfolio .......................             --         90,469        281,800          6,707
 Roszel/NWQ Small Cap Value Portfolio ...........................        291,755        725,742        412,651        101,517
 Roszel/Delaware Small-Mid Cap Growth Portfolio .................             --        123,686             --             --
 Roszel/Lazard International Portfolio ..........................         71,671        320,596         49,488             --
 Roszel/William Blair International Portfolio ...................        245,226        515,719        193,920         34,450
 Roszel/Lord Abbett Government Securities Portfolio .............        371,206             --        385,814             --
 Roszel/MLIM Fixed-Income Portfolio .............................        508,269             --        485,293             --
-----------------------------------------------------------------------------------------------------------------------------

     At December 31, 2005, the components of distributable earnings on a tax basis were as follows:

------------------------------------------------------------------------------------------------
                                                                                  UNDISTRIBUTED
                                                                UNDISTRIBUTED       LONG-TERM
 PORTFOLIO                                                     ORDINARY INCOME    CAPITAL GAIN
------------------------------------------------------------------------------------------------
 Roszel/Lord Abbett Large Cap Value Portfolio ...............       $150,529        $1,492,627
 Roszel/Levin Large Cap Value Portfolio .....................        127,052           127,743
 Roszel/MLIM Relative Value Portfolio .......................        188,396         1,426,540
 Roszel/Fayez Sarofim Large Cap Core Portfolio ..............         49,366            34,838
 Roszel/Alliance Large Cap Core Portfolio ...................         62,998           180,167
 Roszel/Loomis Sayles Large Cap Growth Portfolio ............         98,248            86,901
 Roszel/Rittenhouse Large Cap Growth Portfolio ..............         69,852           618,118
 Roszel/Marsico Large Cap Growth Portfolio ..................         85,740           126,285
 Roszel/Kayne Anderson Rudnick Small-Mid Cap Value Portfolio.        265,163           438,718
 Roszel/Franklin Mid Cap Growth Portfolio ...................        319,371           240,877

================================================================================
MLIG VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
                                                                                       UNDISTRIBUTED
                                                                      UNDISTRIBUTED      LONG-TERM
 PORTFOLIO                                                           ORDINARY INCOME   CAPITAL GAIN
----------------------------------------------------------------------------------------------------
 Roszel/NWQ Small Cap Value Portfolio ............................      $185,029        $1,094,626
 Roszel/Delaware Small-Mid Cap Growth Portfolio ..................            --           256,279
 Roszel/Lazard International Portfolio ...........................        79,892           429,030
 Roszel/William Blair International Portfolio ....................        98,707            42,379
 Roszel/Lord Abbett Government Securities Portfolio ..............        41,009                --
 Roszel/MLIM Fixed-Income Portfolio ..............................        46,911                --
----------------------------------------------------------------------------------------------------

2.   INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES:

     The Trust has entered into a Management Agreement with the Advisor. For the year ended December 31, 2005, the annual investment advisory fees as a percentage of average daily net assets were as follows:

---------------------------------------------------------------------------------------------------
 PORTFOLIO                                                                             ADVISORY FEE
---------------------------------------------------------------------------------------------------
 Roszel/Lord Abbett Large Cap Value Portfolio ......................................       0.80%
 Roszel/Levin Large Cap Value Portfolio ............................................       0.80%
 Roszel/MLIM Relative Value Portfolio ..............................................       0.80%
 Roszel/Fayez Sarofim Large Cap Core Portfolio .....................................       0.80%
 Roszel/Alliance Large Cap Core Portfolio ..........................................       0.80%
 Roszel/Loomis Sayles Large Cap Growth Portfolio ...................................       0.80%
 Roszel/Rittenhouse Large Cap Growth Portfolio .....................................       0.80%
 Roszel/Marsico Large Cap Growth Portfolio .........................................       0.80%
 Roszel/Kayne Anderson Rudnick Small-Mid Cap Value Portfolio .......................       0.80%
 Roszel/Franklin Mid Cap Growth Portfolio ..........................................       0.80%
 Roszel/NWQ Small Cap Value Portfolio ..............................................       0.85%
 Roszel/Delaware Small-Mid Cap Growth Portfolio ....................................       0.85%
 Roszel/Lazard International Portfolio .............................................       0.85%
 Roszel/William Blair International Portfolio ......................................       0.85%
 Roszel/Lord Abbett Government Securities Portfolio ................................       0.65%
 Roszel/MLIM Fixed-Income Portfolio ................................................       0.65%
---------------------------------------------------------------------------------------------------

     Merrill Lynch Investment Managers, L.P. ("MLIM"), an affiliate of the Advisor serves as subadvisor for the Roszel/MLIM Relative Value and Roszel/MLIM Fixed-Income Portfolios. MLIM's sub advisory fees are paid by the Advisor. MLIM is paid an annual fee of 0.35% on the first $200 million, 0.27% on the second $200 million, and 0.25% on assets in excess of $400 million as a percentage of average daily net assets of the Roszel/MLIM Relative Value Portfolio. MLIM is paid an annual fee of 0.20% of the average daily net assets of the Roszel/MLIM Fixed-Income Portfolio.

     For the year ended December 31, 2005, the following Portfolios placed a portion of their portfolio transactions with brokerage firms affiliated with the
Advisor:

--------------------------------------------------------------------------------------------------------------------
                                                                                                         COMMISSIONS
 PORTFOLIO                                                                  BROKER                          PAID
--------------------------------------------------------------------------------------------------------------------
 Roszel/Lord Abbett Large Cap Value Portfolio ....................   Merrill Lynch & Co. .............     $1,608
                                                                     Citation Financial Group ........      1,622
 Roszel/Levin Large Cap Value Portfolio ..........................   Merrill Lynch & Co. .............        511
                                                                     Citation Financial Group ........        918
 Roszel/MLIM Relative Value Portfolio ............................   Merrill Lynch & Co. .............        244
 Roszel/Fayez Sarofim Large Cap Core Portfolio ...................   Merrill Lynch & Co. .............        341
 Roszel/Alliance Large Cap Core Portfolio ........................   Merrill Lynch & Co. .............      1,258
 Roszel/Loomis Sayles Large Cap Growth Portfolio .................   Merrill Lynch & Co. .............        294
                                                                     Citation Financial Group ........        752
 Roszel/Marsico Large Cap Growth Portfolio .......................   Merrill Lynch & Co. .............        195

================================================================================
MLIG VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                                         COMMISSIONS
 PORTFOLIO                                                                  BROKER                          PAID
--------------------------------------------------------------------------------------------------------------------
 Roszel/Kayne Anderson Rudnick Small-Mid Cap Value Portfolio .....   Merrill Lynch & Co. .............     $  458
                                                                     Citation Financial Group ........        728
 Roszel/Franklin Mid Cap Growth Portfolio ........................   Merrill Lynch & Co. .............         39
                                                                     Citation Financial Group ........        259
 Roszel/NWQ Small Cap Value Portfolio ............................   Merrill Lynch & Co. .............        470
                                                                     Citation Financial Group ........      3,421
 Roszel/Delaware Small-Mid Cap Growth Portfolio ..................   Merrill Lynch & Co. .............        327
                                                                     Citation Financial Group ........        824
 Roszel/William Blair International Portfolio ....................   Merrill Lynch & Co. .............      2,906
--------------------------------------------------------------------------------------------------------------------

     A portion of the brokerage commissions on portfolio transactions directed to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of the Advisor, were used to reduce certain portfolio expenses as follows:

---------------------------------------------------------------------------------------------------------
                                                                                            EXPENSE
 PORTFOLIO                                                                                 REDUCTIONS
---------------------------------------------------------------------------------------------------------
 Roszel/Lord Abbett Large Cap Value Portfolio ......................................        $1,498
 Roszel/Levin Large Cap Value Portfolio ............................................         1,117
 Roszel/Alliance Large Cap Core Portfolio ..........................................           324
 Roszel/Loomis Sayles Large Cap Growth Portfolio ...................................           443
 Roszel/Marsico Large Cap Growth Portfolio .........................................           941
 Roszel/Kayne Anderson Rudnick Small-Mid Cap Value Portfolio .......................           498
 Roszel/Franklin Mid Cap Growth Portfolio ..........................................           292
 Roszel/NWQ Small Cap Value Portfolio ..............................................         1,927
 Roszel/Delaware Small-Mid Cap Growth Portfolio ....................................           260
---------------------------------------------------------------------------------------------------------

     Financial Data Services, Inc. ("FDS"), an affiliate of the Advisor, is the Trust's transfer agent. FDS is entitled to receive from each Portfolio a monthly fee at an annual rate based on average daily net assets according to the following schedule:

---------------------------------------------------------------------------------------------------------
 AVERAGE DAILY NET ASSETS                                                              ANNUAL FEE OR RATE
---------------------------------------------------------------------------------------------------------
 Up to $15,000,000 .................................................................        $7,500
 Above $15,000,000 - $25,000,000 ...................................................         0.050%
 Above $25,000,000 - $50,000,000 ...................................................         0.040%
 Above $50,000,000 - $75,000,000 ...................................................         0.030%
 Above $75,000,000 .................................................................         0.025%
---------------------------------------------------------------------------------------------------------

     The Trust's distributor is MLPF&S, an affiliate of the Advisor.

     Certain officers and/or trustees of the Trust are officers and/or directors of the Advisor, MLLIC, MLLICNY, MLPF&S and Merrill Lynch Insurance Group, Inc.

3.   INVESTMENTS:

     Purchases and sales of investments, excluding short-term securities of the Portfolios, for the year ended December 31, 2005 were as follows:

-------------------------------------------------------------------------------------------------------
 PORTFOLIO                                                                     PURCHASES       SALES
-------------------------------------------------------------------------------------------------------
 Roszel/Lord Abbett Large Cap Value Portfolio .............................   $ 3,134,445   $ 6,819,968
 Roszel/Levin Large Cap Value Portfolio ...................................     1,762,084     1,858,019
 Roszel/MLIM Relative Value Portfolio .....................................     3,804,890     6,250,427
 Roszel/Fayez Sarofim Large Cap Core Portfolio ............................     1,590,317       969,066
 Roszel/Alliance Large Cap Core Portfolio .................................     1,066,778     1,843,975
 Roszel/Loomis Sayles Large Cap Growth Portfolio ..........................     2,057,400     2,306,111
 Roszel/Rittenhouse Large Cap Growth Portfolio ............................     4,027,865     6,061,793
 Roszel/Marsico Large Cap Growth Portfolio ................................     3,712,321     3,726,430
 Roszel/Kayne Anderson Rudnick Small-Mid Cap Value Portfolio ..............     4,038,766     4,944,241

================================================================================
MLIG VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
 PORTFOLIO                                                                                     PURCHASES      SALES
------------------------------------------------------------------------------------------------------------------------
 Roszel/Franklin Mid Cap Growth Portfolio ..................................                  $ 4,169,365  $ 5,192,275
 Roszel/NWQ Small Cap Value Portfolio ......................................                    2,262,008    3,472,710
 Roszel/Delaware Small-Mid Cap Growth Portfolio ............................                    2,094,861    2,237,302
 Roszel/Lazard International Portfolio .....................................                    1,392,568    1,721,315
 Roszel/William Blair International Portfolio ..............................                    2,290,275    2,314,040
 Roszel/Lord Abbett Government Securities Portfolio ........................                   88,638,753   87,993,702
 Roszel/MLIM Fixed-Income Portfolio                                                             3,913,675    5,395,384
------------------------------------------------------------------------------------------------------------------------

     As of December 31, 2005, the gross unrealized appreciation (depreciation) on investments based on the aggregate cost of investments for federal income tax purposes was as follows:
--------------------------------------------------------------------------------

                                                                                                             NET
                                                                               GROSS         GROSS        UNREALIZED
                                                                             UNREALIZED    UNREALIZED    APPRECIATION
 PORTFOLIO                                                        COST      APPRECIATION  DEPRECIATION   (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
 Roszel/Lord Abbett Large Cap Value Portfolio ............    $ 8,127,060   $1,304,428    $(294,292)      $1,010,136
 Roszel/Levin Large Cap Value Portfolio ..................      2,866,131      265,613      (46,015)         219,598
 Roszel/MLIM Relative Value Portfolio ....................     11,361,906    2,089,931     (535,840)       1,554,091
 Roszel/Fayez Sarofim Large Cap Core Portfolio ...........      1,724,283       67,393      (34,887)          32,506
 Roszel/Alliance Large Cap Core Portfolio ................      1,693,598      235,641      (47,704)         187,937
 Roszel/Loomis Sayles Large Cap Growth Portfolio .........      1,549,853      141,034       (8,341)         132,693
 Roszel/Rittenhouse Large Cap Growth Portfolio ...........      7,794,314      814,512     (220,203)         594,309
 Roszel/Marsico Large Cap Growth Portfolio ...............      3,876,210      432,326      (60,204)         372,122
 Roszel/Kayne Anderson Rudnick Small-Mid Cap
  Value Portfolio ........................................      2,937,852      230,134      (59,095)         171,039
 Roszel/Franklin Mid Cap Growth Portfolio ................      2,452,877      342,645      (50,021)         292,624
 Roszel/NWQ Small Cap Value Portfolio ....................      4,942,211    1,284,740     (222,416)       1,062,324
 Roszel/Delaware Small-Mid Cap Growth Portfolio ..........      2,809,104      845,078      (73,719)         771,359
 Roszel/Lazard International Portfolio ...................      4,199,157      918,128      (11,214)         906,914
 Roszel/William Blair International Portfolio ............      2,942,333      593,960      (25,917)         568,043
 Roszel/Lord Abbett Government Securities Portfolio ......     12,014,299       21,129      (47,466)         (26,337)
 Roszel/MLIM Fixed-Income Portfolio ......................     13,170,976        4,591     (282,009)        (277,418)
----------------------------------------------------------------------------------------------------------------------

4.   EXPENSE LIMITATION:

     The Trust and the Advisor have entered into an expense limitation agreement whereby the Advisor agrees to waive fees payable to it and, if necessary, reimburse each Portfolio to the extent total operating expenses (excluding interest, taxes, brokerage commissions, expenses in the form of fees paid to Trust service providers by brokers in connection with directed brokerage arrangements, other expenditures that are capitalized in accordance with accounting principles generally accepted in the United States of America, and other extraordinary expenses not incurred in the ordinary course of each Portfolio's business) exceed the following annual limits as a percentage of average daily net assets:
--------------------------------------------------------------------------------

                                                                                                      VOLUNTARY
 PORTFOLIO                                                                                       EXPENSE LIMITATIONS
----------------------------------------------------------------------------------------------------------------------
 Roszel/Lord Abbett Large Cap Value Portfolio ........................................                 1.10%
 Roszel/Levin Large Cap Value Portfolio ..............................................                 1.10%
 Roszel/MLIM Relative Value Portfolio ................................................                 1.10%
 Roszel/Fayez Sarofim Large Cap Core Portfolio .......................................                 1.10%
 Roszel/Alliance Large Cap Core Portfolio ............................................                 1.10%
 Roszel/Loomis Sayles Large Cap Growth Portfolio .....................................                 1.10%
 Roszel/Rittenhouse Large Cap Growth Portfolio .......................................                 1.10%
 Roszel/Marsico Large Cap Growth Portfolio ...........................................                 1.10%
 Roszel/Kayne Anderson Rudnick Small-Mid Cap Value Portfolio .........................                 1.10%
 Roszel/Franklin Mid Cap Growth Portfolio ............................................                 1.10%
 Roszel/NWQ Small Cap Value Portfolio ................................................                 1.15%
 Roszel/Delaware Small-Mid Cap Growth Portfolio ......................................                 1.15%
 Roszel/Lazard International Portfolio ...............................................                 1.15%
 Roszel/William Blair International Portfolio ........................................                 1.15%
 Roszel/Lord Abbett Government Securities Portfolio ..................................                 0.95%
 Roszel/MLIM Fixed-Income Portfolio ..................................................                 0.95%
----------------------------------------------------------------------------------------------------------------------

================================================================================
MLIG VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

     The expense limitation is effected by waivers by the Advisor of its advisory fees and reimbursements of expenses exceeding the advisory fee. For the year ended December 31, 2005 advisory fee waivers and expense reimbursements were as follows:
--------------------------------------------------------------------------------

                                                                               ADVISORY
                                                                                 FEES       EXPENSE
 PORTFOLIO                                                                      WAIVED   REIMBURSEMENT
------------------------------------------------------------------------------------------------------
 Roszel/Lord Abbett Large Cap Value Portfolio ...........................       $48,616     $    --
 Roszel/Levin Large Cap Value Portfolio .................................        24,576      21,592
 Roszel/MLIM Relative Value Portfolio ...................................        44,536          --
 Roszel/Fayez Sarofim Large Cap Core Portfolio ..........................        13,278      27,081
 Roszel/Alliance Large Cap Core Portfolio ...............................        17,542      24,062
 Roszel/Loomis Sayles Large Cap Growth Portfolio ........................        10,328      26,642
 Roszel/Rittenhouse Large Cap Growth Portfolio ..........................        45,582          --
 Roszel/Marsico Large Cap Growth Portfolio ..............................        31,952       7,978
 Roszel/Kayne Anderson Rudnick Small-Mid Cap Value Portfolio ............        27,515      12,816
 Roszel/Franklin Mid Cap Growth Portfolio ...............................        23,007      18,609
 Roszel/NWQ Small Cap Value Portfolio ...................................        39,416          --
 Roszel/Delaware Small-Mid Cap Growth Portfolio .........................        29,440      12,711
 Roszel/Lazard International Portfolio ..................................        41,818         126
 Roszel/William Blair International Portfolio ...........................        27,088      16,158
 Roszel/Lord Abbett Government Securities Portfolio .....................        59,508          --
 Roszel/MLIM Fixed-Income Portfolio .....................................        46,151          --
------------------------------------------------------------------------------------------------------

     In any year which the total assets of a Portfolio are greater than $50 million and its estimated total annual operating expenses are less than the expense limitations specified above, the Advisor may be entitled to a reimbursement by such Portfolio, of advisory fees waived and expenses reimbursed pursuant to the expense limitation agreement. The maximum amount of such reimbursement shall equal the sum of all advisory fees waived and expense reimbursements remitted to the Portfolio during the previous three fiscal years.

     As of December 31, 2005 the maximum amounts recoverable by the Advisor under the expense limitation agreement through 2007 were as follows:
--------------------------------------------------------------------------------

                                                                   AMOUNT ELIGIBLE THROUGH       TOTAL
                                                                  -------------------------   ELIGIBLE FOR
 PORTFOLIO                                                          2005    2006     2007    REIMBURSEMENT
----------------------------------------------------------------------------------------------------------
 Roszel/Lord Abbett Large Cap Value Portfolio ................    $58,128  $68,493  $46,800    $173,421
 Roszel/Levin Large Cap Value Portfolio ......................     51,844   64,445   56,863     173,152
 Roszel/MLIM Relative Value Portfolio ........................     53,942   60,347   44,654     158,943
 Roszel/Fayez Sarofim Large Cap Core Portfolio ...............     51,227   64,567   49,604     165,398
 Roszel/Alliance Large Cap Core Portfolio ....................     52,845   60,963   50,050     163,858
 Roszel/Loomis Sayles Large Cap Growth Portfolio .............     49,556   61,703   48,662     159,921
 Roszel/Rittenhouse Large Cap Growth Portfolio ...............     53,323   58,695   47,218     159,236
 Roszel/Marsico Large Cap Growth Portfolio ...................     48,613   59,141   49,578     157,332
 Roszel/Kayne Anderson Rudnick Small-Mid Cap Value Portfolio .     53,675   60,407   47,877     161,959
 Roszel/Franklin Mid Cap Growth Portfolio ....................     48,062   61,361   52,033     161,456
 Roszel/NWQ Small Cap Value Portfolio ........................     50,000   58,487   47,317     155,804
 Roszel/Delaware Small-Mid Cap Growth Portfolio ..............     57,621   64,350   49,912     171,883
 Roszel/Lazard International Portfolio .......................     48,578   62,464   49,717     160,759
 Roszel/William Blair International Portfolio ................     55,247   62,052   51,589     168,888
 Roszel/Lord Abbett Government Securities Portfolio ..........     51,420   68,844   55,184     175,448
 Roszel/MLIM Fixed-Income Portfolio ..........................     60,374   64,472   41,789     166,635
----------------------------------------------------------------------------------------------------------

================================================================================
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Trustees and Shareholders of
MLIG Variable Insurance Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of MLIG Variable Insurance Trust (the "Trust") comprising the Roszel/Lord Abbett Large Cap Value Portfolio, Roszel/Levin Large Cap Value Portfolio, Roszel/MLIM Relative Value Portfolio, Roszel/Fayez Sarofim Large Cap Core Portfolio, Roszel/Alliance Large Cap Core Portfolio (formerly Roszel/INVESCO-NAM Large Cap Core Portfolio), Roszel/Loomis Sayles Large Cap Growth Portfolio (formerly Roszel/Nicholas-Applegate Large Cap Growth Portfolio), Roszel/Rittenhouse Large Cap Growth Portfolio, Roszel/Marsico Large Cap Growth Portfolio (formerly Roszel/Seneca Large Cap Growth Portfolio), Roszel/Kayne Anderson Rudnick Small-Mid Cap Value Portfolio (formerly Roszel/Valenzuela Mid Cap Value Portfolio), Roszel/Franklin Mid Cap Growth Portfolio (formerly Roszel/Seneca Mid Cap Growth Portfolio), Roszel/NWQ Small Cap Value Portfolio, Roszel/Delaware Small-Mid Cap Growth Portfolio, Roszel/Lazard International Portfolio, Roszel/William Blair International Portfolio, Roszel/Lord Abbett Government Securities Portfolio, and Roszel/MLIM Fixed-Income Portfolio, as of December 31, 2005, and the related statements of operations and cash flow for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios referred to above of MLIG Variable Insurance Trust as of December 31, 2005, and the results of their operations and cash flows for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 15, 2006

================================================================================
TRUST MANAGEMENT
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------
  The Trust's board of trustees is responsible for overseeing the Trust's affairs including deciding matters of general policy and reviewing certain actions of the Advisor, other Advisors, the custodian, administrator, and other service providers.

  The following information is provided for each trustee and officer of the Trust as of December 31, 2005.

                                                                                                     NUMBER OF
                                                                        PRINCIPAL               PORTFOLIOS IN TRUST
                          POSITION(S)    TERM OF OFFICE               OCCUPATION(S)                   COMPLEX           OTHER
    NAME, ADDRESS          HELD WITH      AND LENGTH OF                  DURING                     OVERSEEN BY     DIRECTORSHIPS
      AND (AGE)            THE TRUST       TIME SERVED                 PAST 5 YEARS                   TRUSTEE       HELD BY TRUSTEE*
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES AND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
Michael P. Cogswell       Trustee and  Indefinite term     January 2003 - Present, Director of          24              None
1400 Merrill Lynch Drive  President    since June 5, 2002  Employer Plans Marketing,
Pennington, NJ 08534                                       Retirement Group, Merrill Lynch,
(50)                                                       Pierce, Fenner & Smith Inc.

                                                           April 2001 - January 2003, Senior
                                                           Vice President and Director of
                                                           Product Development, Merrill Lynch
                                                           Insurance Group

                                                           November 1990 - April 2001, Vice
                                                           President and Senior Counsel,
                                                           Merrill Lynch Insurance Group
------------------------------------------------------------------------------------------------------------------------------------

================================================================================
TRUST MANAGEMENT
TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                     NUMBER OF
                                                                        PRINCIPAL               PORTFOLIOS IN TRUST
                          POSITION(S)    TERM OF OFFICE               OCCUPATION(S)                   COMPLEX           OTHER
    NAME, ADDRESS          HELD WITH      AND LENGTH OF                  DURING                     OVERSEEN BY     DIRECTORSHIPS
      AND (AGE)            THE TRUST       TIME SERVED                 PAST 5 YEARS                   TRUSTEE       HELD BY TRUSTEE*
------------------------------------------------------------------------------------------------------------------------------------
Deborah J. Adler          Senior       Indefinite term     February 2005 - Present, First Vice          N/A             N/A
1300 Merrill Lynch Drive  Vice         since September 7,  President, Chief Actuary and
Pennington, NJ 08534      President    2005                Director of Product Development,
(44)                                                       Actuarial & Funds Management,
                          Trustee      May 2003 to         Merrill Lynch Insurance Group
                                       September 2005

                                                           April 2003 - January 2005, Senior
                                                           Vice President, Chief Actuary and
                                                           Director of Product Development,
                                                           Actuarial & Funds Management,
                                                           Merrill Lynch Insurance Group

                                                           September 2000 - March 2003, Vice
                                                           President and Chief Actuary,
                                                           Merrill Lynch Insurance Group

                                                           1994 - 2000, Vice President and
                                                           Financial Actuary, Merrill Lynch
                                                           Insurance Group
------------------------------------------------------------------------------------------------------------------------------------

================================================================================
TRUST MANAGEMENT
TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                     NUMBER OF
                                                                        PRINCIPAL               PORTFOLIOS IN TRUST
                          POSITION(S)    TERM OF OFFICE               OCCUPATION(S)                   COMPLEX           OTHER
    NAME, ADDRESS          HELD WITH      AND LENGTH OF                  DURING                     OVERSEEN BY     DIRECTORSHIPS
      AND (AGE)            THE TRUST       TIME SERVED                 PAST 5 YEARS                   TRUSTEE       HELD BY TRUSTEE*
------------------------------------------------------------------------------------------------------------------------------------
J. David Meglen           Vice         Indefinite term     April 2002 - Present, Vice                   N/A             N/A
1300 Merrill Lynch Drive  President    since June 5, 2002  President and Chief Operating
Pennington, NJ 08534                                       Officer, Roszel Advisors, LLC
(42)

                                                           April 2001 - April 2002, Director,
                                                           Offshore Mutual Funds Marketing,
                                                           Merrill Lynch Investment Managers,
                                                           L.P.

                                                           January 2000 - March 2001,
                                                           Director, New Business Development,
                                                           Defined and Managed Funds, Merrill
                                                           Lynch & Co., Inc.

                                                           October 1998 - December 1999,
                                                           Director, Fund Accounting, Defined
                                                           Asset Funds, Merrill Lynch & Co.,
                                                           Inc.
------------------------------------------------------------------------------------------------------------------------------------
Jerome J. Davies          Treasurer    Indefinite term     May 2002 - Present, Vice President,          N/A             N/A
1300 Merrill Lynch Drive  and          since November 13,  Merrill Lynch Insurance Group and
Pennington, NJ 08534      Chief        2002                Treasurer, Roszel Advisors, LLC
(35)                      Financial
                          Officer
                                                           July 1995 - October 2001, Vice
                                                           President, Funds Management, Bear,
                                                           Stearns & Co. Inc.
------------------------------------------------------------------------------------------------------------------------------------
Barry G. Skolnick         Secretary    Indefinite term     1990 - Present, First Vice                   N/A             N/A
1300 Merrill Lynch Drive  and Chief    since June 21,      President and General Counsel,
Pennington, NJ 08534      Compliance   2005                Merrill Lynch Insurance Group
(54)                      Officer
------------------------------------------------------------------------------------------------------------------------------------

================================================================================
TRUST MANAGEMENT
TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                     NUMBER OF
                                                                        PRINCIPAL               PORTFOLIOS IN TRUST
                          POSITION(S)    TERM OF OFFICE               OCCUPATION(S)                   COMPLEX           OTHER
    NAME, ADDRESS          HELD WITH      AND LENGTH OF                  DURING                     OVERSEEN BY     DIRECTORSHIPS
      AND (AGE)            THE TRUST       TIME SERVED                 PAST 5 YEARS                   TRUSTEE       HELD BY TRUSTEE*
------------------------------------------------------------------------------------------------------------------------------------
Frances C. Grabish        Assistant    Indefinite term     1999 - Present, Vice President and           N/A             N/A
1300 Merrill Lynch Drive  Secretary    since June 5, 2002  Senior Counsel, Merrill Lynch
Pennington, NJ 08534                                       Insurance Group
(37)
                                                           1996 - 1999, Manager and Attorney,
                                                           Prudential Insurance Company of
                                                           America
------------------------------------------------------------------------------------------------------------------------------------

================================================================================
TRUST MANAGEMENT
TRUSTEES AND OFFICERS (CONCLUDED)
--------------------------------------------------------------------------------

                                                                                                     NUMBER OF
                                                                        PRINCIPAL               PORTFOLIOS IN TRUST
                          POSITION(S)    TERM OF OFFICE               OCCUPATION(S)                   COMPLEX           OTHER
    NAME, ADDRESS          HELD WITH      AND LENGTH OF                  DURING                     OVERSEEN BY     DIRECTORSHIPS
      AND (AGE)            THE TRUST       TIME SERVED                 PAST 5 YEARS                   TRUSTEE       HELD BY TRUSTEE*
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Robert M. Bordeman        Trustee      Indefinite term     1995 - Present, Chief Executive              24              None
1300 Merrill Lynch Drive               since June 5, 2002  Officer, Safeway Insurance Group
Pennington, NJ 08534
(49)
------------------------------------------------------------------------------------------------------------------------------------
Lisa Wilhelm Haag         Trustee      Indefinite term     2001 - Present, Vice President,              24              None
1300 Merrill Lynch Drive               since September 7,  Trustmark Insurance
Pennington, NJ 08534                   2005
(47)                                                       1995-2000, Senior Vice President,
                                                           Banc One Capital Markets (currently
                                                           J.P. Morgan Securities)
------------------------------------------------------------------------------------------------------------------------------------
Kevin J. Tierney          Trustee      Indefinite term     1999 - Present, Kevin J. Tierney,            24          June 2004 -
1300 Merrill Lynch Drive               since June 5, 2002  Attorney at Law                                          Present,
Pennington, NJ 08534                                                                                                Vesta
(54)                                                       1991-1999, Senior Vice President                         Insurance
                                                           and General Counsel, UNUM                                Group, Inc.
                                                           Corporation

----------
* "OTHER DIRECTORSHIPS" LISTS DIRECTORSHIPS HELD IN COMPANIES SUBJECT TO THE REGISTRATION OR REPORTING REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 (GENERALLY CALLED "PUBLIC COMPANIES") OR IN REGISTERED INVESTMENT COMPANIES.

================================================================================
FEDERAL TAX INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

     For the year ended December 31, 2005, the percentage of dividends paid that qualify for the 70% dividends received deduction for corporate shareholders are approximated as follows:
--------------------------------------------------------------------------------

                                                                      DIVIDENDS
                                                                      RECEIVED
 PORTFOLIO                                                            DEDUCTION
--------------------------------------------------------------------------------
 Roszel/Lord Abbett Large Cap Value Portfolio ....................      100.00%
 Roszel/Levin Large Cap Value Portfolio ..........................       25.60
 Roszel/MLIM Relative Value Portfolio ............................      100.00
 Roszel/Fayez Sarofim Large Cap Value Portfolio ..................       54.76
 Roszel/Alliance Large Cap Portfolio .............................       88.40
 Roszel/Loomis Sayles Large Cap Growth Portfolio .................       99.98
 Roszel/Rittenhouse Large Cap Growth Portfolio ...................      100.00
 Roszel/Marsico Large Cap Growth Portfolio .......................       99.95
 Roszel/Kayne Anderson Rudnick Small-Mid Cap Value Portfolio .....      100.00
 Roszel/NWQ Small Cap Value Portfolio ............................        9.79
--------------------------------------------------------------------------------

     For the year ended December 31, 2005, the percentage of income earned from direct treasury obligations are approximated as follows:

--------------------------------------------------------------------------------

                                                                       DIRECT
                                                                      TREASURY
PORTFOLIO                                                            OBLIGATIONS
--------------------------------------------------------------------------------
 Roszel/Lord Abbett Government Securities Portfolio ..............       35.47%
 Roszel/MLIM Fixed-Income Portfolio ..............................       22.56
--------------------------------------------------------------------------------

     Each applicable Portfolio hereby designates the following amount as long-term capital gain dividends for the purpose of the dividend paid deduction on its federal income tax return:

--------------------------------------------------------------------------------

                                                                      LONG-TERM
                                                                    CAPITAL GAIN
 PORTFOLIO                                                               20%
--------------------------------------------------------------------------------
 Roszel/Lord Abbett Large Cap Value Portfolio ....................    $ 1,068,642
 Roszel/Levin Large Cap Value Portfolio ..........................        310,638
 Roszel/MLIM Relative Value Portfolio ............................      1,546,659
 Roszel/Fayez Sarofim Large Cap Value Portfolio ..................         82,112
 Roszel/Alliance Large Cap Core Portfolio ........................        173,165
 Roszel/Loomis Sayles Large Cap Growth Portfolio .................         88,719
 Roszel/Rittenhouse Large Cap Growth Portfolio ...................        538,569
 Roszel/Marsico Large Cap Growth Portfolio .......................        212,155
 Roszel/Kayne Anderson Rudnick Small-Mid Cap Value Portfolio .....        529,678
 Roszel/Franklin Mid Cap Growth Portfolio ........................         90,469
 Roszel/NWQ Small Cap Value Portfolio ............................        725,742
 Roszel/Delaware Small-Mid Cap Growth Portfolio ..................        123,686
 Roszel/Lazard International Portfolio ...........................        320,596
 Roszel/William Blair International Portfolio ....................        515,719
--------------------------------------------------------------------------------

     For the year ended December 31, 2005, the following Portfolios intend to pass through foreign tax credits and have derived gross income from sources within foreign countries are approximated as follows:

--------------------------------------------------------------------------------

                                                             FOREIGN       FOREIGN
                                                           TAX CREDIT      SOURCE
 PORTFOLIO                                                 PASS-THROUGH     INCOME
-----------------------------------------------------------------------------------
 Roszel/Lazard InternationalPortfolio ..................       $8,326       $130,867
 Roszel/William Blair International Portfolio ..........        2,518         45,830
-----------------------------------------------------------------------------------

                            Intentionally Left Blank

                            Intentionally Left Blank

                            Intentionally Left Blank

================================================================================

   TRUSTEES AND OFFICERS

   Michael P. Cogswell
   TRUSTEE AND PRESIDENT

   Deborah J. Adler
   SENIOR VICE PRESIDENT

   Robert M. Bordeman
   INDEPENDENT TRUSTEE

   Lisa Wilhelm Haag
   INDEPENDENT TRUSTEE

   Kevin J. Tierney
   INDEPENDENT TRUSTEE

   J. David Meglen
   VICE-PRESIDENT

   Jerome J. Davies
   TREASURER AND CHIEF FINANCIAL OFFICER

   Barry G. Skolnick
   SECRETARY AND CHIEF COMPLIANCE OFFICER

   Frances C. Grabish
   ASSISTANT SECRETARY

   INVESTMENT MANAGER

   Roszel Advisors, LLC
   1300 Merrill Lynch Drive
   Pennington, New Jersey 08534

   INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

   Deloitte & Touche LLP
   200 Berkeley Street
   Boston, Massachusetts 02116-5022

   CUSTODIAN

   JPMorgan Chase Bank
   270 Park Avenue
   New York, New York 10017

   ADMINISTRATOR

   J.P. Morgan Investor Services Co.
   73 Tremont Street
   Boston, Massachusetts 02108-3913

   TRANSFER AGENT

   Financial Data Services, Inc.
   4800 Deer Lake Drive East
   Jacksonville, Florida 32246-6484

   LEGAL COUNSEL

   Sutherland Asbill & Brennan LLP
   1275 Pennsylvania Avenue, N.W.
   Washington, D.C. 20004-2415


     Additional information about the Trust's trustees and officers is available without charge, upon request by calling the MLIG Service Center at (800) 535-5549 or by writing to the MLIG Service Center at P.O. Box 44222, Jacksonville, Florida 32231-4222.

================================================================================

     This report is only for distribution to shareholders of the Portfolios of MLIG Variable Insurance Trust. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of each Portfolio's shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

     The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

     The Trust's proxy voting policies and procedures and information about how the Trust voted proxies relating to securities held in the Trust's portfolios during the most recent 12-month period ended June 30 are available without charge, upon request by calling the MLIG Service Center at (800) 535-5549 or on the SEC's website at http://www.sec.gov.


MLIG Variable Insurance Trust
P.O. Box 44222
Jacksonville, Florida 32231-4222                                 # 101199RR-1205

================================================================================

   MLIG VARIABLE
   INSURANCE TRUST

   Roszel/Lord Abbett Affiliated Portfolio

   Roszel/Allianz CCM Capital Appreciation Portfolio

   Roszel/Lord Abbett Mid Cap Value Portfolio

   Roszel/Seligman Mid Cap Growth Portfolio

   Roszel/Allianz NFJ Small Cap Value Portfolio

   Roszel/JP Morgan Small Cap Growth Portfolio

   Roszel/Delaware Trend Portfolio

   Roszel/Lord Abbett Bond Debenture Portfolio

                                                                   Annual Report
                                                               December 31, 2005

================================================================================

To Our Shareholders:

2005 offered a generally positive, if unspectacular, market environment to the managers of the Portfolios of the MLIG Variable Insurance Trust. Stocks posted a third consecutive annual advance, following the sharp decline that ended in 2002, and bonds showed positive returns in the face of repeated increases in the target rate for Fed Funds and corresponding increases in other short-term rates. Neither stock nor bond returns were as strong as investors enjoyed in 2003 or 2004.

The S&P 500 Index (S&P) returned 4.9%. Things did not look very favorable in April, when we were seeing the market's lows, with the S&P down 6% for the year, but stocks rallied, slumped and rallied again strongly in the fourth quarter. All broad market indexes finished the year in positive territory, but returns were not evenly distributed. Only energy, driven by record oil prices, and utilities produced better than average returns. All other sectors trailed the broad market.

Within this overall advance, certain market segments, notably smaller companies and value stocks, continue to be favored. As we have seen for most of this three-year advance, stocks of larger companies continued to lag the performance of the overall U.S. market. The Russell 3000 Index, a good measure of the overall U.S. market, was up 6.1% for the year, while the Russell Top 200 (the largest 200 companies of the 3000) only gained 3.8%. The smallest stocks failed to advance as robustly as in 2003-2004, with the Russell 2000 Index (the 2,000 smallest companies of the 3000) gaining 4.6%. Midcap stocks, however, were the favorites in 2005. The Russell Midcap Index (consisting of the next 800 of the 3000) jumped 12.7%. Value stocks (stocks of those companies trading at a lower multiple of the companies' earnings or book values) have led the market advance for several years. The trend continued in 2005, though it was less marked, with the Russell 3000 Value Index gaining 6.9% and the Russell 3000 Growth Index up 5.2%.

Foreign stocks continued to outperform their U.S. counterparts in 2005, as they had for the prior three years. The MSCI EAFE Index moved ahead 14.0%. After years of subpar performance, Japan was the strongest major market, with MSCI Japan Index advancing 25.6%.

Fixed income returns, in 2005, were positive but lackluster, as the negative price impact of U.S. interest rate increases offset some coupon income. The Merrill Lynch U.S. Domestic Master Bond Index, a proxy for the overall U.S. bond market, returned 2.6%. Long term (10-year) U.S. government bond rates moved up from 4.2% to 4.4%. Some interim swings brought rates as low as 3.9% and as high as 4.7%. Nonetheless, strong demand for longer maturity U.S. government bonds, particularly from China and other trading partners (as a way to recycle trade flows), has kept rates remarkably stable.

Returns from most long-term bond market sectors fell into a narrow range of 2.0% to 2.7%, with investment grade corporate bonds the worst and high yield corporate bonds the best. Though high yield offered a slight total return advantage, widening credit spreads hurt prices and offset most of their yield advantage. Treasury bills actually produced the strongest fixed income return at 3.4%.

Questions and concerns for 2006 center on the sustainability and pace of growth in the economy and corporate earnings. Both have been slowing modestly but have been persistently positive, despite the energy price shock, Hurricane Katrina and ongoing conflict in Iraq.

On the following pages you will find information from each of the MLIG Variable Insurance Trust's portfolio managers, discussing their experience with 2005 and the factors that shaped the performance of each Portfolio.

Roszel Advisors, LLC.                           MLIG Variable Insurance Trust


/s/ John R. Manetta                             /s/ Michael P. Cogswell
John R. Manetta                                 Michael P. Cogswell
President and Chief Investment Officer          President

----------
     THE VIEWS EXPRESSED IN THE "PORTFOLIO MANAGER'S COMMENTARY" FOR EACH PORTFOLIO OF THE TRUST ARE THOSE OF THE PORTFOLIO'S SUB-ADVISOR AND ARE NOT NECESSARILY THE OPINIONS OF ROSZEL ADVISORS, LLC OR THE SUB-ADVISOR OF ANY OTHER PORTFOLIO OF THE TRUST. THE VIEWS AND PORTFOLIO HOLDINGS ARE AS OF DECEMBER 31, 2005, AND MAY HAVE CHANGED SINCE THAT DATE.

     IN ADDITION TO HISTORICAL INFORMATION, THE PORTFOLIO MANAGER'S COMMENTARY FOR A PORTFOLIO MAY INCLUDE FORWARD-LOOKING STATEMENTS. THESE STATEMENTS MAY DISCUSS THE IMPACT OF DOMESTIC AND FOREIGN MARKETS, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS, AND GOVERNMENTAL REGULATIONS OF THE PORTFOLIO AND ITS HOLDINGS. SUCH STATEMENTS ARE SUBJECT TO UNCERTAINTY AND THE IMPACT ON A PORTFOLIO MAY BE MATERIALLY DIFFERENT FROM WHAT IS DESCRIBED HEREIN. THE SUB-ADVISOR OF A PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE THESE STATEMENTS.

     INVESTMENT IN A PORTFOLIO OF THE TRUST IS SUBJECT TO INVESTMENT RISK, INCLUDING LOSS OF PRINCIPAL. FOR A DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH A PARTICULAR PORTFOLIO, PLEASE REFER TO THE PROSPECTUS FOR THE TRUST.

================================================================================
TABLE OF CONTENTS
--------------------------------------------------------------------------------

PORTFOLIO EXPENSES, PORTFOLIO MANAGER'S COMMENTARY, PERFORMANCE INFORMATION,
  PORTFOLIO SUMMARY AND SCHEDULE OF INVESTMENTS:

  Notes to Performance Information ..........................................................        3

  About Your Portfolio's Expenses ...........................................................        4

  Roszel/Lord Abbett Affiliated Portfolio ...................................................        6
  Roszel/Allianz CCM Capital Appreciation Portfolio .........................................       11
  Roszel/Lord Abbett Mid Cap Value Portfolio ................................................       15
  Roszel/Seligman Mid Cap Growth Portfolio ..................................................       19
  Roszel/Allianz NFJ Small Cap Value Portfolio ..............................................       25
  Roszel/JP Morgan Small Cap Growth Portfolio ...............................................       29
  Roszel/Delaware Trend Portfolio ...........................................................       34
  Roszel/Lord Abbett Bond Debenture Portfolio ...............................................       38

STATEMENTS OF ASSETS AND LIABILITIES ........................................................       45

STATEMENTS OF OPERATIONS ....................................................................       47

STATEMENTS OF CHANGES IN NET ASSETS .........................................................       49

FINANCIAL HIGHLIGHTS ........................................................................       53

NOTES TO FINANCIAL STATEMENTS ...............................................................       58

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM .....................................       64

TRUST MANAGEMENT ............................................................................       65

FEDERAL TAX INFORMATION (UNAUDITED) .........................................................       70

================================================================================
MLIG VARIABLE INSURANCE TRUST
NOTES TO PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

Performance information for each Portfolio of the MLIG Variable Insurance Trust as shown on the following pages, compares each Portfolio's performance to that of one or more broad-based securities indexes. The indexes are unmanaged, not subject to fees and expenses associated with actively-managed mutual funds and not available for direct investment. "Total Returns Based on a $10,000 Investment" assumes a hypothetical $10,000 initial investment in the Portfolio and reflects all Portfolio expenses. Total returns are based on changes in net asset values for the periods shown, and assumes reinvestment of all dividends and capital gains distributions (if any) for each Portfolio at net asset value on the ex-dividend date. Total returns includes the effect of expense reductions resulting from advisory fee waivers, expense reimbursements in excess of expense limitations and commission recapture agreements, if any (see Notes to Financial Statements). Total returns would have been lower without expense reductions. Total returns do not include insurance company separate account related fees and expenses. Such fees and expenses would reduce the overall returns shown. Total returns and principal values will fluctuate such that shares, when redeemed, may be worth more or less than their original cost. Past results shown should not be considered a representation of future performance.

DESCRIPTION OF SECURITIES INDEXES

MERRILL LYNCH U.S. DOMESTIC MASTER BOND INDEX is a capitalization weighted aggregation of outstanding U.S. Treasury, agency and supranational, mortgage pass-through, and investment grade corporate bonds meeting specified selection criteria.

MERRILL LYNCH U.S. HIGH YIELD MASTER II INDEX consists of all
U.S.-dollar-denominated high-yield bonds with a minimum outstanding amount of $100 million and maturing over one year. The quality rating is less than BBB.

RUSSELL 1000 INDEX measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

RUSSELL 1000 GROWTH INDEX measures the performance of companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 1000 VALUE INDEX measures the performance of companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 2000 INDEX measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

RUSSELL 2000 GROWTH INDEX measures the performance of the small-cap growth segment of the U.S. equity universe.

RUSSELL 2000 VALUE INDEX measures the performance of companies in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 2500 INDEX measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 17% of the total market capitalization of the Russell 3000 Index.

RUSSELL 2500 GROWTH INDEX measures the performance of companies in the Russell 2500 Index with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 3000 INDEX is a broad market index, which represents approximately 98% of the U.S. equity market.

RUSSELL MIDCAP INDEX measures the performance of the 800 smallest companies in the Russell 1000 Index.

RUSSELL MIDCAP GROWTH INDEX measures the performance of companies in the Russell Midcap Index with higher price-to-book ratios and higher forecasted growth values.

RUSSELL MIDCAP VALUE INDEX measures the performance of companies in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values.

S&P 500 INDEX is based on the value of common stocks of 500 of the largest U.S. industrial, transportation, utility and financial companies deemed by Standard and Poor's to be representative of the larger capitalization portion of the U.S. stock market. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

S&P SMALL CAP 600/BARRA GROWTH INDEX is constructed by dividing the stocks in the S&P500 Index according to a single attribute: price-to-book ratio. The Index represents companies with higher price-to-book ratios.

================================================================================
MLIG VARIABLE INSURANCE TRUST
ABOUT YOUR PORTFOLIO'S EXPENSES
--------------------------------------------------------------------------------

Each Portfolio of the Trust serves as an investment option for variable annuity or variable life insurance contract owners ("contract investment options"). As a contract owner investing in a Portfolio, you incur ongoing Portfolio costs, including management fees and other expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other contract investment options.

The examples below are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2005 and held for the entire six-month period. The examples do not reflect variable annuity or variable life insurance contract fees and charges, such as sales charges (loads), insurance charges or administrative charges ("contract fees and charges"). If contract fees and charges were included, the costs shown would be higher.

BASED ON ACTUAL PORTFOLIO RETURN

The section below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the Portfolio expenses you paid on your account during this period.

                                                      BEGINNING         ENDING                           ANNUALIZED
                                                       ACCOUNT          ACCOUNT       EXPENSES PAID      SIX-MONTH
                                                        VALUE            VALUE        DURING PERIOD*      EXPENSE
                                                       7/1/05          12/31/05     7/1/05 - 12/31/05      RATIO
                                                      ---------        ---------    -----------------    ----------
  Roszel/Lord Abbett
     Affiliated Portfolio .....................       $1,000.00        $1,065.30           $5.67             1.09%
  Roszel/Allianz CCM Capital
     Appreciation Portfolio ...................        1,000.00         1,079.90            5.40             1.03
  Roszel/Lord Abbett Mid Cap
     Value Portfolio ..........................        1,000.00         1,057.70            5.96             1.15
  Roszel/Seligman Mid Cap
     Growth Portfolio .........................        1,000.00         1,088.40            5.63             1.07
  Roszel/Allianz NFJ Small Cap
     Value Portfolio ..........................        1,000.00         1,068.40            5.89             1.13
  Roszel/JP Morgan Small Cap
     Growth Portfolio .........................        1,000.00         1,082.50            6.56             1.25
  Roszel/Delaware Trend
     Portfolio ................................        1,000.00         1,099.20            5.93             1.12
  Roszel/Lord Abbett Bond
     Debenture Portfolio ......................        1,000.00         1,026.60            5.62             1.10

----------
* THESE CALCULATIONS ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL HALF-YEAR.

   THE DOLLAR AMOUNTS SHOWN AS "EXPENSES PAID DURING PERIOD" ARE EQUAL TO THE PORTFOLIO'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

================================================================================
MLIG VARIABLE INSURANCE TRUST
ABOUT YOUR PORTFOLIO'S EXPENSES (CONCLUDED)
--------------------------------------------------------------------------------

BASED ON HYPOTHETICAL RETURN

The section below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information to compare the ongoing costs of investing in the Portfolio and other contract investment options. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other contract investment options.

                                                      BEGINNING         ENDING                           ANNUALIZED
                                                       ACCOUNT          ACCOUNT       EXPENSES PAID      SIX-MONTH
                                                        VALUE            VALUE        DURING PERIOD*      EXPENSE
                                                       7/1/05          12/31/05     7/1/05 - 12/31/05      RATIO
                                                      ---------        ---------    -----------------    ----------
  Roszel/Lord Abbett
     Affiliated Portfolio ....................        $1,000.00        $1,019.71           $5.55             1.09%
  Roszel/Allianz CCM Capital
     Appreciation Portfolio ..................         1,000.00         1,020.01            5.24             1.03
  Roszel/Lord Abbett Mid Cap
     Value Portfolio .........................         1,000.00         1,019.41            5.85             1.15
  Roszel/Seligman Mid Cap
     Growth Portfolio ........................         1,000.00         1,019.81            5.45             1.07
  Roszel/Allianz NFJ Small Cap
     Value Portfolio .........................         1,000.00         1,019.51            5.75             1.13
  Roszel/JP Morgan Small Cap
     Growth Portfolio ........................         1,000.00         1,018.90            6.36             1.25
  Roszel/Delaware Trend
     Portfolio ...............................         1,000.00         1,019.56            5.70             1.12
  Roszel/Lord Abbett Bond
     Debenture Portfolio .....................         1,000.00         1,019.66            5.60             1.10

----------
* THESE CALCULATIONS ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL HALF-YEAR.

   THE DOLLAR AMOUNTS SHOWN AS "EXPENSES PAID DURING PERIOD" ARE EQUAL TO THE PORTFOLIO'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/LORD ABBETT AFFILIATED PORTFOLIO
PORTFOLIO MANAGER'S COMMENTARY - DECEMBER 31, 2005
--------------------------------------------------------------------------------

MARKET CONDITIONS

     Despite a backdrop of favorable macroeconomic factors that included above trend growth, price stability, and still low bond yields, equities struggled for much of 2005. Investors tussled over the idea that the Federal Reserve Board (the Fed) would stymie the economic expansion with excessive interest rate hikes. Yet, like the year before, a fourth quarter rally pushed stocks into positive territory, albeit the gains were below the 8-10% range that many had forecasted for 2005.

     Impeded by surging energy prices and devastating hurricanes, economic output moderated slightly in 2005 to an approximate 3.6% year-over-year (y/y) real growth rate from the 3.8% rate turned in during 2004. With the economy growing faster than its historical average, the unemployment rate fell four-tenths of a percent to 5.0% of the workforce, and the growth of wages for production workers jumped six-tenths of a percent over the course of the year. Given the near $20 per barrel rise in crude oil prices and the progress made in the labor market, investors became absorbed with the threat of surging inflation. Ultimately, investors began to discount the future earnings power of equities.

     In 2005 the price-multiple, or price to earnings ratio (P/E), of the broad market, the S&P Super Composite Index, declined 2 points, even though after-tax corporate profits surged over 20% y/y. Market participants clearly had little confidence in the sustainability of profit growth with the Fed actively raising rates and crude prices hovering near $60 per barrel. However, investor optimism seemingly returned as the cost of crude retreated in October and November, and as signs of a moderating housing market began to lower expectations of future interest rates.

     Again, similar to 2004, mid- and small-capitalization stocks outperformed companies with larger capitalizations. Specifically, mid-caps returned over 11% in the year, dominating the equity markets. Small-caps also fared well, rising near 7%. The largest companies saw their market value decline by about 1%. Growth, for the most part, outperformed value, except in the struggling large-cap indices where investors clung to quality and noncyclical names. In the S&P Super Composite Index the energy and utility sectors led the market higher, while the telecom and consumer discretionary sectors acted as counterweights, tempering the overall performance of equities.

     In summary, 2005 seemed like a rather disappointing year for many investors, as the market failed to price in the overwhelmingly positive fundamentals of equities. Although the sectors that performed well had handsome earnings growth, the market abandoned the practice of forward pricing future macro events. Fortunately, the fourth quarter began a transition phase that saw the early year winners selling-off, with the proceeds flowing into the industrial and material names that are likely to lead in the New Year.

FACTORS AFFECTING THE PORTFOLIO'S PERFORMANCE

     Stock selection within the producer durables sector detracted from performance relative to the Russell 1000 Value Index during the year ended December 31, 2005. Shares of Deere fell sharply toward the end of the year after reporting an earnings decline based on lower manufacturing volume and slightly slower sales. Within the consumer discretionary sector, Comcast hurt performance relative to the benchmark as shares fell due to a lowered earnings forecast for 2006 despite strong revenues throughout the year. In addition, stock selection within the consumer staples sector detracted from performance relative to the benchmark. Kraft Foods, Inc. was negatively affected by rising packaging costs due to high energy prices.

     Stock selection within the information technology sector contributed positively to performance during the year. Motorola, Inc. benefited from strong product sales of its Razr phones late in the year. Our underweighting, and eventual liquidation, of IBM was also a contributor as the stock declined mid-year. And finally, stock selection within the auto and transportation sector also helped performance where the Portfolio avoided the worst falls of the autos but benefited from holding rail company Union Pacific Corp.

     THE PRECEDING COMMENTARY WAS PREPARED BY THE PORTFOLIO'S SUB-ADVISOR, LORD, ABBETT & CO. LLC.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/LORD ABBETT AFFILIATED PORTFOLIO
--------------------------------------------------------------------------------

[CHART]

PERFORMANCE INFORMATION*
--------------------------------------------------------------------------------

TOTAL RETURNS BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                   ROSZEL/LORD ABBETT
                  AFFILIATED PORTFOLIO    S&P 500 INDEX   RUSSELL 1000 VALUE INDEX
5/1/2003                $10,000              $10,000              $10,000
12/31/2003              $12,110              $12,276              $12,562
12/31/2004              $13,475              $13,611              $14,634
12/31/2005              $13,904              $14,280              $15,667

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                                                                         SINCE
                                                                        ONE YEAR       INCEPTION+
                                                                        --------       ----------
Roszel/Lord Abbett Affiliated Portfolio ..............................    3.18%          13.15%
S&P 500 Index ........................................................    4.91%          14.29%
Russell 1000 Value Index .............................................    7.05%          18.34%

----------
*  SEE NOTES TO PERFORMANCE INFORMATION.

+  MAY 1, 2003.

PORTFOLIO SUMMARY
AS OF DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                                            PERCENTAGE
TOP TEN HOLDINGS**                                        OF NET ASSETS
---------------------------------------------------       -------------
Exxon Mobil Corp. .................................            4.6%
Procter & Gamble Co. ..............................            3.5
Pfizer, Inc. ......................................            2.7
Wyeth .............................................            2.4
Novartis AG, ADR ..................................            2.4
International Paper Co. ...........................            2.1
Newmont Mining Corp. ..............................            2.1
Kraft Foods, Inc. (Class A) .......................            2.1
General Electric Co. ..............................            2.0
Emerson Electric Co. ..............................            2.0
                                                          -------------
  Total                                                       25.9%

                                                            PERCENTAGE
HOLDINGS BY SECTOR                                        OF NET ASSETS
---------------------------------------------------       -------------
Consumer Staples ..................................            16.8%
Health Care .......................................            16.1
Industrials .......................................            15.0
Financials ........................................            14.7
Energy ............................................             8.1
Information Technology ............................             8.0
Materials .........................................             7.9
Telecommunication Services ........................             4.9
Consumer Discretionary ............................             4.1
Utilities .........................................             1.7
Investment Companies ..............................             1.6
Other# ............................................             1.1
                                                          -------------
  Total                                                       100.0%

----------
** EXCLUDING SHORT-TERM SECURITIES AND/OR CASH EQUIVALENTS.
 # OTHER INCLUDES SHORT-TERM SECURITIES AND OTHER LIABILITIES IN EXCESS OF
   ASSETS.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/LORD ABBETT AFFILIATED PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2005                (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                       SHARES         VALUE
                                                    ------------  ------------
COMMON STOCKS--97.3%
CONSUMER DISCRETIONARY--4.1%
AUTOMOBILES--0.5%
Harley-Davidson, Inc. ............................           100    $    5,149
Honda Motor Co., Ltd., ADR .......................         6,700       194,099
                                                                  ------------
                                                                       199,248
                                                                  ------------

HOUSEHOLD DURABLES--0.1%
Newell Rubbermaid, Inc. ..........................         1,637        38,928
                                                                  ------------

INTERNET & CATALOG RETAIL--0.5%
IAC/InterActiveCorp. * ...........................         7,050       199,585
                                                                  ------------

MEDIA--2.6%
Comcast Corp. ....................................
  (Class A Non-Voting) * .........................        15,044       386,480
Tribune Co. ......................................        11,047       334,282
Walt Disney Co. ..................................        11,583       277,645
                                                                  ------------
                                                                       998,407
                                                                  ------------

TEXTILES, APPAREL & LUXURY GOODS--0.4%
Nike, Inc. (Class B) .............................         1,764       153,098
                                                                  ------------
  TOTAL CONSUMER DISCRETIONARY ...................                   1,589,266
                                                                  ------------

CONSUMER STAPLES--16.8%
BEVERAGES--3.0%
Coca-Cola Co. (The) ..............................         2,100        84,651
Diageo plc, ADR ..................................         8,104       472,463
PepsiCo, Inc. ....................................        10,597       626,071
                                                                  ------------
                                                                     1,183,185
                                                                  ------------

FOOD & STAPLES RETAILING--3.8%
CVS Corp. ........................................         6,500       171,730
Kroger Co. (The) * ...............................        34,900       658,912
Safeway, Inc. ....................................         1,700        40,222
Wal-Mart Stores, Inc. ............................        12,500       585,000
                                                                  ------------
                                                                     1,455,864
                                                                  ------------

FOOD PRODUCTS--4.1%
Campbell Soup Co. ................................        16,700       497,159
General Mills, Inc. ..............................         2,400       118,368
H.J. Heinz Co. ...................................         4,600       155,112
Kraft Foods, Inc. (Class A) ......................        28,634       805,761
                                                                  ------------
                                                                     1,576,400
                                                                  ------------

HOUSEHOLD PRODUCTS--5.9%
Clorox Co. .......................................         6,100       347,029
Kimberly-Clark Corp. .............................         9,600       572,640
Procter & Gamble Co. .............................        23,247     1,345,536
                                                                  ------------
                                                                     2,265,205
                                                                  ------------
  TOTAL CONSUMER STAPLES .........................                   6,480,654
                                                                  ------------

ENERGY--8.1%
ENERGY EQUIPMENT & SERVICES--2.9%
Baker Hughes, Inc. ...............................         5,997       364,498
Schlumberger Ltd. ................................         7,877       765,250
                                                                  ------------
                                                                     1,129,748
                                                                  ------------

OIL & GAS--5.2%
El Paso Corp. ....................................        16,300    $  198,208
Exxon Mobil Corp. ................................        31,744     1,783,061
                                                                  ------------
                                                                     1,981,269
                                                                  ------------
  TOTAL ENERGY ...................................                   3,111,017
                                                                  ------------

FINANCIALS--14.7%
CAPITAL MARKETS--2.0%
Bank of New York Co.,
  Inc. (The) .....................................        18,944       603,366
Morgan Stanley ...................................         2,759       156,546
                                                                  ------------
                                                                       759,912
                                                                  ------------
COMMERCIAL BANKS--2.8%
Bank of America Corp. ............................        13,196       608,995
Marshall & Ilsley Corp. ..........................         4,300       185,072
PNC Financial Services Group,
  Inc. ...........................................         2,900       179,307
SunTrust Banks, Inc. .............................           100         7,276
Wachovia Corp. ...................................         2,102       111,112
                                                                  ------------
                                                                     1,091,762
                                                                  ------------

DIVERSIFIED FINANCIAL SERVICES--4.2%
Citigroup, Inc. ..................................        13,524       656,320
JPMorgan Chase & Co. .............................        18,653       740,338
Mitsubishi UFJ Financial Group,
  Inc., ADR ......................................        16,600       227,254
                                                                  ------------
                                                                     1,623,912
                                                                  ------------

INSURANCE--5.4%
ACE Ltd. .........................................         4,800       256,512
Aflac, Inc. ......................................         7,600       352,792
American International Group,
  Inc. ...........................................         9,859       672,680
Hartford Financial Services
  Group, Inc. ....................................         4,415       379,204
Marsh & McLennan Cos., Inc. ......................         1,300        41,288
MetLife, Inc. ....................................         1,300        63,700
XL Capital Ltd. (Class A) ........................         4,700       316,686
                                                                  ------------
                                                                     2,082,862
                                                                  ------------

THRIFTS & MORTGAGE FINANCE--0.3%
Federal Home Loan Mortgage
  Corp. ..........................................         1,700       111,095
                                                                  ------------
  TOTAL FINANCIALS ...............................                   5,669,543
                                                                  ------------

HEALTH CARE--16.1%
BIOTECHNOLOGY--1.0%
Biogen Idec, Inc. * ..............................         1,900        86,127
MedImmune, Inc. * ................................         8,800       308,176
                                                                  ------------
                                                                       394,303
                                                                  ------------

HEALTH CARE EQUIPMENT & SUPPLIES--2.6%
Baxter International, Inc. .......................        16,218       610,608
Medtronic, Inc. ..................................         6,500       374,205
                                                                  ------------
                                                                       984,813
                                                                  ------------

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/LORD ABBETT AFFILIATED PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2005 (CONTINUED)    (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                       SHARES         VALUE
                                                    ------------  ------------
PHARMACEUTICALS--12.5%
GlaxoSmithKline plc, ADR .........................        13,300  $    671,384
Johnson & Johnson ................................         5,900       354,590
Merck & Co., Inc. ................................         7,201       229,064
Novartis AG, ADR .................................        17,622       924,802
Pfizer, Inc. .....................................        44,300     1,033,076
Schering-Plough Corp. ............................        12,822       267,339
Teva Pharmaceutical Industries
  Ltd., ADR ......................................        10,100       434,401
Wyeth ............................................        20,094       925,730
                                                                  ------------
                                                                     4,840,386
                                                                  ------------
  TOTAL HEALTH CARE ..............................                   6,219,502
                                                                  ------------

INDUSTRIALS--15.0%
AEROSPACE & DEFENSE--2.8%
Boeing Co. (The) .................................         1,200        84,288
General Dynamics Corp. ...........................         3,000       342,150
Honeywell International, Inc. ....................         8,000       298,000
Raytheon Co. .....................................         9,300       373,395
                                                                  ------------
                                                                     1,097,833
                                                                  ------------

COMMERCIAL SERVICES & SUPPLIES--1.1%
Waste Management, Inc. ...........................        14,566       442,078
                                                                  ------------

CONSTRUCTION & ENGINEERING--1.0%
Fluor Corp. ......................................         4,800       370,848
                                                                  ------------

ELECTRICAL EQUIPMENT--2.0%
Emerson Electric Co. .............................        10,367       774,415
                                                                  ------------

INDUSTRIAL CONGLOMERATES--2.0%
General Electric Co. .............................        22,100       774,605
                                                                  ------------

MACHINERY--4.9%
Caterpillar, Inc. ................................         8,642       499,248
Deere & Co. ......................................         4,906       334,148
Eaton Corp. ......................................         3,352       224,886
Pall Corp. .......................................         8,300       222,938
Parker Hannifin Corp. ............................         9,113       601,093
                                                                  ------------
                                                                     1,882,313
                                                                  ------------

ROAD & RAIL--1.2%
Union Pacific Corp. ..............................         5,646       454,560
                                                                  ------------
  TOTAL INDUSTRIALS ..............................                   5,796,652
                                                                  ------------

INFORMATION TECHNOLOGY--8.0%
COMMUNICATIONS EQUIPMENT--1.8%
Motorola, Inc. ...................................        29,873       674,831
                                                                  ------------

COMPUTERS & PERIPHERALS--1.8%
Hewlett-Packard Co. ..............................        18,400       526,792
Sun Microsystems, Inc. * .........................        44,500       186,455
                                                                  ------------
                                                                       713,247
                                                                  ------------

IT SERVICES--2.7%
Automatic Data Processing, Inc. ..................        16,200       743,418
Electronic Data Systems Corp. ....................        11,800       283,672
                                                                  ------------
                                                                     1,027,090
                                                                  ------------

SOFTWARE--1.7%
Microsoft Corp. ..................................        25,500  $    666,825
                                                                  ------------
  TOTAL INFORMATION TECHNOLOGY ...................                   3,081,993
                                                                  ------------

MATERIALS--7.9%
CHEMICALS--2.2%
Monsanto Co. .....................................         4,736       367,182
Potash Corp. of Saskatchewan,
  Inc. ...........................................           878        70,433
Praxair, Inc. ....................................         8,008       424,104
                                                                  ------------
                                                                       861,719
                                                                  ------------

METALS & MINING--3.5%
Barrick Gold Corp. ...............................        19,100       532,317
Newmont Mining Corp. .............................        15,359       820,171
                                                                  ------------
                                                                     1,352,488
                                                                  ------------

PAPER & FOREST PRODUCTS--2.2%
International Paper Co. ..........................        24,578       826,066
                                                                  ------------
  TOTAL MATERIALS ................................                   3,040,273
                                                                  ------------

TELECOMMUNICATION SERVICES--4.9%
DIVERSIFIED TELECOMMUNICATION SERVICES--4.9%
AT&T, Inc. .......................................        26,187       641,320
BellSouth Corp. ..................................        13,700       371,270
Sprint Nextel Corp. ..............................        14,800       345,728
Verizon Communications, Inc. .....................        17,662       531,979
                                                                  ------------
  TOTAL TELECOMMUNICATION
    SERVICES                                                         1,890,297
                                                                  ------------

UTILITIES--1.7%
ELECTRIC UTILITIES--1.7%
Ameren Corp. .....................................         1,900        97,356
PG&E Corp. .......................................         4,200       155,904
Progress Energy, Inc. ............................         4,788       210,289
Southern Co. (The) ...............................         5,500       189,915
                                                                  ------------
  TOTAL UTILITIES ................................                     653,464
                                                                  ------------
TOTAL COMMON STOCKS
(Cost--$34,611,983) ..............................                  37,532,661
                                                                  ------------

INVESTMENT COMPANIES--1.6%
iShares MSCI Japan Index Fund
  (Cost--$506,512) ...............................        45,400       613,808
                                                                  ------------

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/LORD ABBETT AFFILIATED PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2005 (CONCLUDED)    (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------    -----------
SHORT-TERM SECURITIES--1.2%
REPURCHASE AGREEMENT **--1.2%
Nomura Securities International,
  Inc., 3.89%, dated 12/30/05,
  due 01/03/06, total to be
  received $478,556
  (Cost--$478,349) ..................................    $478,349    $   478,349
                                                                     -----------

TOTAL INVESTMENTS--100.1%
(Cost--$35,596,844) .................................                 38,624,818

OTHER LIABILITIES IN EXCESS OF
  ASSETS--(0.1)% ....................................                    (48,856)
                                                                     -----------
NET ASSETS--100.0% ..................................                $38,575,962
                                                                     ===========

----------
*    NON-INCOME PRODUCING SECURITY.

** THE REPURCHASE AGREEMENT IS FULLY COLLATERALIZED BY U.S. GOVERNMENT AND/OR AGENCY OBLIGATIONS BASED ON MARKET PRICES AT THE DATE OF THIS PORTFOLIO. THE INVESTMENT IN THE REPURCHASE AGREEMENT IS THROUGH PARTICIPATION IN A TRI-PARTY ARRANGEMENT.

GLOSSARY:
ADR--AMERICAN DEPOSITARY RECEIPT.

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/ALLIANZ CCM CAPITAL APPRECIATION PORTFOLIO
PORTFOLIO MANAGER'S COMMENTARY - DECEMBER 31, 2005
--------------------------------------------------------------------------------

MARKET CONDITIONS

     Markets were, in large part, driven by the price of crude oil in 2005. With soaring global demand and very tight supply, the price of crude rose from just over $43 a barrel at the beginning of the year to close at $61 by year-end. The domestic economy grew at a reasonable pace for most of the year: housing was strong, inflation was modest and the job market improved. Coming up to his last hurrah, Alan Greenspan implemented eight interest rate hikes in 2005, and the Fed Funds rate ended the year at 4.25%. A yield curve that had been essentially flat most of the year briefly appeared slightly inverted. Given the most recent language in the Fed minutes, expectations are that Greenspan would implement yet one more increase before turning the reins over to Ben Bernanke early in 2006. Along with commodity prices and interest rates, industry consolidation played a meaningful role in the stock market in 2005, with a significant amount of merger activity, particularly among smaller cap companies. Improving efficiencies, low borrowing rates and fairly healthy consumer spending boosted corporate earnings so that they were generally in line with or ahead of expectations. Cadence's conservative growth investment style was a beneficiary of these factors and our large cap strategy had strong annual performance versus its benchmark, the S&P 500 Index.

FACTORS AFFECTING THE PORTFOLIO'S PERFORMANCE

     The fundamentals in energy have been positive for some time and we began increasing exposure to the group in 2004. Many of these holdings posted high double-digit returns in 2005 and the sector was an important contributor to performance. Both exploration and production companies as well as equipment companies did well. With the price of oil surpassing $60 a barrel, one might have expected some easing of global demand, but thus far this has not been the case. Supply was further constrained by hurricanes which caused disruptions in refineries. Late in the year we trimmed exposure; however we remain optimistic on the sector going into 2006.

     By being very selective within the volatile information technology sector, we have been able to uncover good investments. Our hardware and equipment stocks added value and the large cap strategy owns several semiconductor companies that also posted gains. Apple Computer was a key factor in portfolio performance in the sector, and we have taken profits more than once since buying the stock in mid-2003. Not only has Apple had phenomenal success from its iPod line, but the company has also made some inroads gaining share in the personal computer market. Many semiconductor companies also posted positive returns in this sector, reporting returning growth in demand as excess channel inventory appears to have been worked through the system. The software industry generally continued to struggle, so we've maintained small positions in a few companies that have strong brand name recognition, dominant market share and/or a compelling product cycle, such as Adobe Systems.

     Although not a large part of the Portfolio, consumer staples detracted from performance and two stocks are worth noting: we sold Estee Lauder in April and the stock lost about 17% to that point; but it continued to slide for the remainder of the year. Secondly, we held Colgate Palmolive for the first half of the year and sold it at a loss on poor fundamentals; however, the stock rallied subsequent to our sale.

     While an underweighting in financials detracted from relative portfolio performance for the year, the group had a positive effect on absolute performance as we found pockets of strength among capital markets and insurance companies.

     We expect one or two more short term rate hikes by the Fed. The flat yield curve could prove challenging for some industries. The outlook for long-term inflation remains benign, and we expect corporate earnings growth for many industries to stay strong. We anticipate solid returns for the stock market in the coming year and we believe our focus on growth and valuations will bode well in this environment.

     THE PRECEDING COMMENTARY WAS PREPARED BY THE PORTFOLIO'S SUB-ADVISOR, CADENCE CAPITAL MANAGEMENT LLC.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/ALLIANZ CCM CAPITAL APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

[CHART]

PERFORMANCE INFORMATION*
--------------------------------------------------------------------------------

TOTAL RETURNS BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                ROSZEL/ALLIANZ CCM CAPITAL
                  APPRECIATION PORTFOLIO       S&P 500 INDEX   RUSSELL 1000 INDEX
5/1/2003                 $10,000                  $10,000            $10,000
12/31/2003               $11,830                  $12,276            $12,383
12/31/2004               $13,344                  $13,611            $13,795
12/31/2005               $14,601                  $14,280            $14,659

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                                                                  SINCE
                                                                 ONE YEAR       INCEPTION+
                                                                 --------       ----------
Roszel/Allianz CCM Capital Appreciation Portfolio ...........      9.42%          15.24%
S&P 500 Index ...............................................      4.91%          14.29%
Russell 1000 Index ..........................................      6.27%          15.42%

----------
*  SEE NOTES TO PERFORMANCE INFORMATION.
+  MAY 1, 2003.

PORTFOLIO SUMMARY
AS OF DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                                                              PERCENTAGE
TOP TEN HOLDINGS**                                                          OF NET ASSETS
--------------------------------------------------------------------        -------------
Microsoft Corp. ....................................................              1.7%
Apple Computer, Inc. ...............................................              1.7
UnitedHealth Group, Inc. ...........................................              1.6
WellPoint, Inc. ....................................................              1.6
Boeing Co. (The) ...................................................              1.5
Home Depot, Inc. ...................................................              1.5
CIT Group, Inc. ....................................................              1.5
Lehman Brothers Holdings, Inc. .....................................              1.5
AT&T, Inc. .........................................................              1.5
Allergan, Inc. .....................................................              1.5
                                                                            -------------
  Total                                                                          15.6%

                                                                              PERCENTAGE
HOLDINGS BY SECTOR                                                          OF NET ASSETS
--------------------------------------------------------------------        -------------
Information Technology .............................................             21.8%
Health Care ........................................................             17.1
Industrials ........................................................             16.3
Financials .........................................................             14.2
Consumer Discretionary .............................................             10.1
Energy .............................................................              7.7
Telecommunication Services .........................................              4.3
Materials ..........................................................              3.5
Utilities ..........................................................              2.4
Consumer Staples ...................................................              1.3
Other# .............................................................              1.3
                                                                            -------------
Total ..............................................................            100.0%

----------
** EXCLUDING SHORT-TERM SECURITIES AND/OR CASH EQUIVALENTS.
 # OTHER INCLUDES SHORT-TERM SECURITIES AND OTHER LIABILITIES IN EXCESS OF
   ASSETS.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/ALLIANZ CCM CAPITAL APPRECIATION PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2005                (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                        SHARES        VALUE
                                                    ------------  ------------
COMMON STOCKS--98.7%
CONSUMER DISCRETIONARY--10.1%
HOTELS, RESTAURANTS & LEISURE--2.5%
Marriott International, Inc.
  (Class A) ......................................        32,890  $  2,202,643
Starwood Hotels & Resorts
  Worldwide, Inc. ................................        34,350     2,193,591
                                                                  ------------
                                                                     4,396,234
                                                                  ------------

HOUSEHOLD DURABLES--1.4%
Harman International Industries,
  Inc. ...........................................        23,910     2,339,593
                                                                  ------------

INTERNET & CATALOG RETAIL--1.0%
Expedia, Inc. * ..................................        70,160     1,681,034
                                                                  ------------

MEDIA--1.3%
McGraw-Hill Cos., Inc. (The) .....................        45,140     2,330,578
                                                                  ------------

SPECIALTY RETAIL--2.7%
Home Depot, Inc. .................................        66,300     2,683,824
Tiffany & Co. ....................................        54,440     2,084,508
                                                                  ------------
                                                                     4,768,332
                                                                  ------------

TEXTILES, APPAREL & LUXURY GOODS--1.2%
Nike, Inc. (Class B) .............................        24,540     2,129,827
                                                                  ------------
  TOTAL CONSUMER DISCRETIONARY ...................                  17,645,598
                                                                  ------------

CONSUMER STAPLES--1.3%
BEVERAGES--1.3%
PepsiCo, Inc. ....................................        38,690     2,285,805
                                                                  ------------

ENERGY--7.7%
ENERGY EQUIPMENT & SERVICES--4.7%
Baker Hughes, Inc. ...............................        29,350     1,783,893
Noble Corp. ......................................        26,990     1,903,874
Schlumberger Ltd. ................................        24,760     2,405,434
Transocean, Inc. * ...............................        29,330     2,044,008
                                                                  ------------
                                                                     8,137,209
                                                                  ------------

OIL & GAS--3.0%
Apache Corp. .....................................        23,790     1,630,091
Marathon Oil Corp. ...............................        27,200     1,658,384
XTO Energy, Inc. .................................        45,340     1,992,240
                                                                  ------------
                                                                     5,280,715
                                                                  ------------
  TOTAL ENERGY ...................................                  13,417,924
                                                                  ------------

FINANCIALS--14.2%
CAPITAL MARKETS--3.9%
Franklin Resources, Inc. .........................        21,850     2,054,118
Goldman Sachs Group, Inc. ........................        17,090     2,182,564
Lehman Brothers Holdings, Inc. ...................        20,500     2,627,485
                                                                  ------------
                                                                     6,864,167
                                                                  ------------

COMMERCIAL BANKS--1.3%
PNC Financial Services Group,
  Inc. ...........................................        35,680     2,206,094
                                                                  ------------

CONSUMER FINANCE--2.5%
American Express Co. .............................        41,240  $  2,122,210
Capital One Financial Corp. ......................        24,740     2,137,536
                                                                  ------------
                                                                     4,259,746
                                                                  ------------

DIVERSIFIED FINANCIAL SERVICES--1.5%
CIT Group, Inc. ..................................        51,520     2,667,706
                                                                  ------------

INSURANCE--5.0%
Genworth Financial, Inc. .........................        65,540     2,266,373
Loews Corp. ......................................        22,470     2,131,280
MetLife, Inc. ....................................        40,610     1,989,890
Prudential Financial, Inc. .......................        30,830     2,256,448
                                                                  ------------
                                                                     8,643,991
                                                                  ------------
  TOTAL FINANCIALS ...............................                  24,641,704
                                                                  ------------

HEALTH CARE--17.1%
BIOTECHNOLOGY--3.7%
Amgen, Inc. * ....................................        26,480     2,088,213
Genentech, Inc. * ................................        21,700     2,007,250
Genzyme Corp. * ..................................        31,820     2,252,219
                                                                  ------------
                                                                     6,347,682
                                                                  ------------

HEALTH CARE EQUIPMENT & SUPPLIES--3.9%
Baxter International, Inc. .......................        54,430     2,049,289
Medtronic, Inc. ..................................        40,580     2,336,191
St. Jude Medical, Inc. * .........................        48,120     2,415,624
                                                                  ------------
                                                                     6,801,104
                                                                  ------------

HEALTH CARE PROVIDERS & SERVICES--5.6%
Coventry Health Care, Inc. * .....................        36,910     2,102,394
Express Scripts, Inc. * ..........................        23,580     1,976,004
UnitedHealth Group, Inc. .........................        46,230     2,872,732
WellPoint, Inc. * ................................        35,120     2,802,225
                                                                  ------------
                                                                     9,753,355
                                                                  ------------

PHARMACEUTICALS--3.9%
Allergan, Inc. ...................................        23,680     2,556,493
Eli Lilly & Co. ..................................        36,580     2,070,062
Wyeth ............................................        47,650     2,195,235
                                                                  ------------
                                                                     6,821,790
                                                                  ------------
  TOTAL HEALTH CARE ..............................                  29,723,931
                                                                  ------------

INDUSTRIALS--16.3%
AEROSPACE & DEFENSE--2.8%
Boeing Co. (The) .................................        38,340     2,693,001
Raytheon Co. .....................................        53,660     2,154,449
                                                                  ------------
                                                                     4,847,450
                                                                  ------------

AIRLINES--1.2%
Southwest Airlines Co. ...........................       124,620     2,047,507
                                                                  ------------

COMMERCIAL SERVICES & SUPPLIES--2.6%
Monster Worldwide, Inc. * ........................        52,440     2,140,601
Robert Half International, Inc. ..................        61,840     2,343,117
                                                                  ------------
                                                                     4,483,718
                                                                  ------------

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/ALLIANZ CCM CAPITAL APPRECIATION PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2005 (CONCLUDED)    (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                       SHARES         VALUE
                                                    ------------  ------------
ELECTRICAL EQUIPMENT--2.4%
Emerson Electric Co. .............................        28,570  $  2,134,179
Rockwell Automation, Inc. ........................        36,310     2,148,099
                                                                  ------------
                                                                     4,282,278
                                                                  ------------

INDUSTRIAL CONGLOMERATES--1.2%
Textron, Inc. ....................................        27,310     2,102,324
                                                                  ------------

MACHINERY--3.7%
Caterpillar, Inc. ................................        37,800     2,183,706
Illinois Tool Works, Inc. ........................        23,730     2,088,003
Ingersoll-Rand Co. Ltd.
  (Class A) ......................................        53,500     2,159,795
                                                                  ------------
                                                                     6,431,504
                                                                  ------------

ROAD & RAIL--1.2%
Burlington Northern Santa Fe
  Corp ...........................................        31,090     2,201,794
                                                                  ------------

TRADING COMPANIES & DISTRIBUTORS--1.2%
Fastenal Co. .....................................        51,940     2,035,529
                                                                  ------------

  TOTAL INDUSTRIALS ................................                28,432,104
                                                                  ------------

INFORMATION TECHNOLOGY--21.8%
COMMUNICATIONS EQUIPMENT--4.7%
Corning, Inc. * ..................................       100,080     1,967,573
Harris Corp. .....................................        46,370     1,994,373
Motorola, Inc. ...................................        87,620     1,979,336
QUALCOMM, Inc. ...................................        51,440     2,216,035
                                                                  ------------
                                                                     8,157,317
                                                                  ------------

COMPUTERS & PERIPHERALS--5.3%
Apple Computer, Inc. * ...........................        40,750     2,929,518
Hewlett-Packard Co. ..............................        71,980     2,060,787
International Business Machines
  Corp ...........................................        26,250     2,157,750
SanDisk Corp. * ..................................        32,940     2,069,291
                                                                  ------------
                                                                     9,217,346
                                                                  ------------

IT SERVICES--2.5%
Fiserv, Inc. * ...................................        53,380     2,309,753
Iron Mountain, Inc. * ............................        49,670     2,097,067
                                                                  ------------
                                                                     4,406,820
                                                                  ------------

SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT--3.9%
Advanced Micro Devices, Inc. * ...................        79,720     2,439,432
Broadcom Corp. (Class A) * .......................        46,890     2,210,864
National Semiconductor Corp. .....................        80,580     2,093,468
                                                                  ------------
                                                                     6,743,764
                                                                  ------------

SOFTWARE--5.4%
Adobe Systems, Inc. ..............................        49,680     1,836,173
Autodesk, Inc. ...................................        53,760     2,308,992
Citrix Systems, Inc. * ...........................        79,000     2,273,620
Microsoft Corp. ..................................       115,950     3,032,092
                                                                  ------------
                                                                     9,450,877
                                                                  ------------
  TOTAL INFORMATION TECHNOLOGY ...................                  37,976,124
                                                                  ------------

MATERIALS--3.5%
CONSTRUCTION MATERIALS--1.2%
Vulcan Materials Co. .............................        29,740  $  2,014,885
                                                                  ------------

METALS & MINING--2.3%
Peabody Energy Corp. .............................        25,400     2,093,468
Phelps Dodge Corp. ...............................        13,240     1,904,839
                                                                  ------------
                                                                     3,998,307
                                                                  ------------

  TOTAL MATERIALS ................................                   6,013,192
                                                                  ------------

TELECOMMUNICATION SERVICES--4.3%
DIVERSIFIED TELECOMMUNICATION SERVICES--1.6%
AT&T, Inc. .......................................       105,640     2,587,123
Sprint Nextel Corp. ..............................        12,310       287,562
                                                                  ------------
                                                                     2,874,685
                                                                  ------------

WIRELESS TELECOMMUNICATION SERVICES--2.7%
American Tower Corp. (Class A) * .................        78,340     2,123,014
NII Holdings, Inc. * .............................        58,300     2,546,544
                                                                  ------------
                                                                     4,669,558
                                                                  ------------

  TOTAL TELECOMMUNICATION
    SERVICES .....................................                   7,544,243
                                                                  ------------
UTILITIES--2.4%
ELECTRIC UTILITIES--1.3%
TXU Corp. ........................................        44,390     2,227,934
                                                                  ------------

MULTI-UTILITIES & UNREGULATED POWER--1.1%
Duke Energy Corp. ................................        72,870     2,000,282
                                                                  ------------

  TOTAL UTILITIES ................................                   4,228,216
                                                                  ------------
TOTAL COMMON STOCKS
(Cost--$149,681,305) .............................                 171,908,841
                                                                  ------------

                                                      PRINCIPAL
                                                        AMOUNT
                                                      ----------
SHORT-TERM SECURITIES--3.8%
REPURCHASE AGREEMENT **--3.8%
Nomura Securities International,
  Inc., 3.89%, dated 12/30/05,
  due 01/03/06, total to be
  received $6,613,761
  (Cost--$6,610,904) .............................    $6,610,904     6,610,904
                                                                  ------------

TOTAL INVESTMENTS--102.5%
(Cost--$156,292,209) .............................                 178,519,745

OTHER LIABILITIES IN EXCESS OF
 ASSETS--(2.5)% ..................................                  (4,308,901)
                                                                  ------------
NET ASSETS--100.0% ...............................                $174,210,844
                                                                  ============

----------
*    NON-INCOME PRODUCING SECURITY.

** THE REPURCHASE AGREEMENT IS FULLY COLLATERALIZED BY U.S. GOVERNMENT AND/OR AGENCY OBLIGATIONS BASED ON MARKET PRICES AT THE DATE OF THIS PORTFOLIO. THE INVESTMENT IN THE REPURCHASE AGREEMENT IS THROUGH PARTICIPATION IN A TRI-PARTY ARRANGEMENT.

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/LORD ABBETT MID CAP VALUE PORTFOLIO
PORTFOLIO MANAGER'S COMMENTARY - DECEMBER 31, 2005
--------------------------------------------------------------------------------

MARKET CONDITIONS

     Despite a backdrop of favorable macroeconomic factors that included above trend growth, price stability, and still low bond yields, equities struggled for much of 2005. Investors tussled over the idea that the Federal Reserve Board (the Fed) would stymie the economic expansion with excessive interest rate hikes. Yet, like the year before, a fourth quarter rally pushed stocks into positive territory, albeit the gains were below the 8-10% range that many had forecasted for 2005.

     Impeded by surging energy prices and devastating hurricanes, economic output moderated slightly in 2005 to an approximate 3.6% year-over-year (y/y) real growth rate from the 3.8% rate turned in during 2004. With the economy growing faster than its historical average, the unemployment rate fell four-tenths of a percent to 5.0% of the workforce, and the growth of wages for production workers jumped six-tenths of a percent over the course of the year. Given the near $20 per barrel rise in crude oil prices and the progress made in the labor market, investors became absorbed with the threat of surging inflation. Ultimately, investors began to discount the future earnings power of equities.

     In 2005 the price-multiple, or price to earnings ratio (P/E), of the broad market, the S&P Super Composite Index, declined 2 points, even though after-tax corporate profits surged over 20% y/y. Market participants clearly had little confidence in the sustainability of profit growth with the Fed actively raising rates and crude prices hovering near $60 per barrel. However, investor optimism seemingly returned as the cost of crude retreated in October and November, and as signs of a moderating housing market began to lower expectations of future interest rates.

     Again, similar to 2004, mid- and small-capitalization stocks outperformed companies with larger capitalizations. Specifically, mid-caps returned over 11% in the year, dominating the equity markets. Small-caps also fared well, rising near 7%. The largest companies saw their market value decline by about 1%. Growth, for the most part, outperformed value, except in the struggling large-cap indices where investors clung to quality and noncyclical names. In the S&P Super Composite Index the energy and utility sectors led the market higher, while the telecom and consumer discretionary sectors acted as counterweights, tempering the overall performance of equities.

     In summary, 2005 seemed like a rather disappointing year for many investors, as the market failed to price in the overwhelmingly positive fundamentals of equities. Although the sectors that performed well had handsome earnings growth, the market abandoned the practice of forward pricing future macro events. Fortunately, the fourth quarter began a transition phase that saw the early year winners selling-off, with the proceeds flowing into the industrial and material names that are likely to lead in the New Year.

FACTORS AFFECTING THE PORTFOLIO'S PERFORMANCE

     For the twelve-month period ended December 31, 2005, the Portfolio underperformed with respect to the Russell Midcap Value Index. Stock selection and an overweight position within the consumer discretionary sector and stock selection within the materials & processing sector were the primary detractors to performance relative to benchmark for the year ended December 31, 2005.

     Share prices of Interpublic Group Co., an advertising and marketing services company, declined following the announcement of lower than expected quarterly earnings. Operating margins declined as revenues did not meet analysts' expectations due to weak organic growth including account losses and net divestitures.

     Also, within the materials & processing sector, the Portfolio suffered as the share prices of paper and packaging companies, Meadwestvaco Corp. and Pactiv Corp., declined due to margin compression as a result of higher raw material and energy costs along with softening demand. An overweight position within the other energy sector was the primary contributor to relative Portfolio performance. In particular, the Portfolio benefited from having an overweight position in the oil well equipment industry where stocks advanced due to a positive fundamental outlook and higher oil prices.

     In addition, the Portfolio was aided by an overweight position within the health care sector. The Portfolio was overweight within the drug and pharmaceuticals and health care management services industries which posted strong returns for the year.

     THE PRECEDING COMMENTARY WAS PREPARED BY THE PORTFOLIO'S SUB-ADVISOR, LORD, ABBETT & CO. LLC.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/LORD ABBETT MID CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

[CHART]

PERFORMANCE INFORMATION*
--------------------------------------------------------------------------------

TOTAL RETURNS BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

               ROSZEL/LORD ABBETT MID CAP
                    VALUE PORTFOLIO                S&P 500 INDEX             RUSSELL MIDCAP VALUE INDEX
  7/1/2002             $10,000                        $10,000                         $10,000
12/31/2002             $ 9,040                        $ 8,970                         $ 8,783
12/31/2003             $11,274                        $11,544                         $12,128
12/31/2004             $13,954                        $12,800                         $15,004
12/31/2005             $15,103                        $13,428                         $16,901

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                                                                      SINCE
                                                                     ONE YEAR       INCEPTION+
                                                                     --------       ----------
Roszel/Lord Abbett Mid Cap Value Portfolio .......................     8.23%          12.50%
S&P 500 Index ....................................................     4.91%           8.79%
Russell Midcap Value Index .......................................    12.65%          16.18%

----------
*    SEE NOTES TO PERFORMANCE INFORMATION.
+    JULY 1, 2002.

PORTFOLIO SUMMARY
AS OF DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                                                                  PERCENTAGE
TOP TEN HOLDINGS**                                                               OF NET ASSETS
----------------------------------------------------------------                 -------------
Eastman Chemical Co. ...........................................                      2.4%
Sabre Holdings Corp. (Class A) .................................                      2.4
Pactiv Corp. ...................................................                      2.4
GlobalSantaFe Corp. ............................................                      2.2
R.R. Donnelley & Sons Co. ......................................                      2.2
King Pharmaceuticals, Inc. .....................................                      2.1
Timken Co. .....................................................                      2.1
Ball Corp. .....................................................                      2.0
Genuine Parts Co. ..............................................                      2.0
Monsanto Co. ...................................................                      1.9
                                                                                 -------------
 Total                                                                               21.7%

                                                                                  PERCENTAGE
HOLDINGS BY SECTOR                                                               OF NET ASSETS
----------------------------------------------------------------                 -------------
Consumer Discretionary .........................................                     19.3%
Materials ......................................................                     16.3
Financials .....................................................                     13.8
Information Technology .........................................                     11.5
Industrials ....................................................                      9.4
Utilities ......................................................                      7.5
Health Care ....................................................                      6.5
Energy .........................................................                      6.1
Consumer Staples ...............................................                      3.8
Telecommunication Services .....................................                      3.3
Other# .........................................................                      2.5
                                                                                 -------------
Total                                                                               100.0%

----------
**   EXCLUDING SHORT-TERM SECURITIES AND/OR CASH EQUIVALENTS.
 #   OTHER INCLUDES SHORT-TERM SECURITIES AND OTHER LIABILITIES IN EXCESS OF
     ASSETS.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/LORD ABBETT MID CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2005                (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                       SHARES         VALUE
                                                    ------------  ------------
COMMON STOCKS--97.5%
CONSUMER DISCRETIONARY--19.3%
AUTO COMPONENTS--0.8%
Dana Corp. .......................................       191,900  $  1,377,842
                                                                  ------------

DISTRIBUTORS--2.0%
Genuine Parts Co. ................................        75,100     3,298,392
                                                                  ------------

HOTELS, RESTAURANTS & LEISURE--2.1%
Brinker International, Inc. ......................        70,600     2,729,396
Yum! Brands, Inc. ................................        15,400       721,952
                                                                  ------------
                                                                     3,451,348
                                                                  ------------

HOUSEHOLD DURABLES--4.4%
American Greetings Corp.
  (Class A) ......................................        71,500     1,570,855
Newell Rubbermaid, Inc. ..........................        76,400     1,816,792
Snap-On, Inc. ....................................        72,400     2,719,344
Tupperware Brands Corp. ..........................        47,100     1,055,040
                                                                  ------------
                                                                     7,162,031
                                                                  ------------

MEDIA--4.9%
CCE Spinco, Inc. * ...............................            12           157
Clear Channel Communications,
  Inc ............................................        15,300       481,185
Interpublic Group of Cos., Inc. * ................       304,991     2,943,163
R.H. Donnelley Corp. * ...........................        41,300     2,544,906
Westwood One, Inc. ...............................       122,200     1,991,860
                                                                  ------------
                                                                     7,961,271
                                                                  ------------

MULTILINE RETAIL--1.3%
Federated Department Stores,
  Inc. ...........................................        32,958     2,186,104
                                                                  ------------

SPECIALTY RETAIL--2.8%
Foot Locker, Inc. ................................       124,700     2,941,673
OfficeMax, Inc. ..................................        61,900     1,569,784
                                                                  ------------
                                                                     4,511,457
                                                                  ------------

TEXTILES, APPAREL & LUXURY GOODS--1.0%
Tommy Hilfiger Corp. * ...........................       100,200     1,627,248
                                                                  ------------
  TOTAL CONSUMER DISCRETIONARY ...................                  31,575,693
                                                                  ------------

CONSUMER STAPLES--3.8%
FOOD & STAPLES RETAILING--1.9%
Kroger Co. (The) * ...............................        75,500     1,425,440
Safeway, Inc. ....................................        66,500     1,573,390
                                                                  ------------
                                                                     2,998,830
                                                                  ------------

FOOD PRODUCTS--1.9%
Archer-Daniels-Midland Co. .......................        64,500     1,590,570
ConAgra Foods, Inc. ..............................         8,900       180,492
Dean Foods Co. * .................................        32,400     1,220,184
TreeHouse Foods, Inc. * ..........................         7,040       131,789
                                                                  ------------
                                                                     3,123,035
                                                                  ------------

  TOTAL CONSUMER STAPLES .........................                   6,121,865
                                                                  ------------

ENERGY--6.1%
ENERGY EQUIPMENT & SERVICES--4.1%
GlobalSantaFe Corp. ..............................        74,300     3,577,545
Halliburton Co. ..................................        51,300     3,178,548
                                                                  ------------
                                                                     6,756,093
                                                                  ------------

OIL & GAS--2.0%
EOG Resources, Inc. ..............................        43,200     3,169,584
                                                                  ------------
  TOTAL ENERGY ...................................                   9,925,677
                                                                  ------------

FINANCIALS--13.8%
INSURANCE--10.7%
ACE Ltd. .........................................        32,200  $  1,720,768
Conseco, Inc. * ..................................       102,100     2,365,657
Everest Re Group Ltd. ............................        29,400     2,950,290
Genworth Financial, Inc. .........................        60,000     2,074,800
PartnerRe Ltd. ...................................        46,500     3,053,655
SAFECO Corp. .....................................        42,400     2,395,600
XL Capital Ltd. (Class A) ........................        42,600     2,870,388
                                                                  ------------
                                                                    17,431,158
                                                                  ------------

REAL ESTATE--1.9%
Healthcare Realty Trust, Inc. ....................         7,300       242,871
Host Marriott Corp. ..............................       147,000     2,785,650
                                                                  ------------
                                                                     3,028,521
                                                                  ------------

THRIFTS & MORTGAGE FINANCE--1.2%
PMI Group, Inc. (The) ............................        48,700     2,000,109
                                                                  ------------
  TOTAL FINANCIALS ...............................                  22,459,788
                                                                  ------------

HEALTH CARE--6.5%
HEALTH CARE EQUIPMENT & SUPPLIES--1.4%
Bausch & Lomb, Inc. ..............................        33,700     2,288,230
                                                                  ------------

HEALTH CARE PROVIDERS & SERVICES--1.2%
Aetna, Inc. ......................................        21,100     1,989,941
                                                                  ------------

PHARMACEUTICALS--3.9%
King Pharmaceuticals, Inc. * .....................       203,000     3,434,760
Mylan Laboratories, Inc. .........................       147,950     2,953,082
                                                                  ------------
                                                                     6,387,842
                                                                  ------------
  TOTAL HEALTH CARE ..............................                  10,666,013
                                                                  ------------

INDUSTRIALS--9.4%
COMMERCIAL SERVICES & SUPPLIES--2.2%
R.R. Donnelley & Sons Co. ........................       103,805     3,551,169
                                                                  ------------

ELECTRICAL EQUIPMENT--1.5%
Hubbell, Inc. (Class B) ..........................        54,300     2,450,016
                                                                  ------------

MACHINERY--4.1%
CNH Global NV ....................................        45,920       851,357
Cummins, Inc. ....................................        28,000     2,512,440
Timken Co. .......................................       105,900     3,390,918
                                                                  ------------
                                                                     6,754,715
                                                                  ------------

TRADING COMPANIES & DISTRIBUTORS--1.6%
W.W. Grainger, Inc. ..............................        36,700     2,609,370
                                                                  ------------
  TOTAL INDUSTRIALS ..............................                  15,365,270
                                                                  ------------

INFORMATION TECHNOLOGY--11.5%
COMMUNICATIONS EQUIPMENT--4.7%
ADC Telecommunications, Inc.* ....................        91,500     2,044,110
Avaya, Inc. * ....................................       207,900     2,218,293
JDS Uniphase Corp. * .............................       707,000     1,668,520
Tellabs, Inc. * ..................................       154,500     1,684,050
                                                                  ------------
                                                                     7,614,973
                                                                  ------------

IT SERVICES--2.4%
Sabre Holdings Corp. (Class A) ...................       163,600     3,944,396
                                                                  ------------

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/LORD ABBETT MID CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2005 (CONCLUDED)    (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                       SHARES         VALUE
                                                    ------------  ------------
SOFTWARE--4.4%
Cadence Design Systems, Inc. * ...................       183,200  $  3,099,744
McAfee, Inc. * ...................................        91,800     2,490,534
Sybase, Inc. * ...................................        76,600     1,674,476
                                                                  ------------
                                                                     7,264,754
                                                                  ------------
  TOTAL INFORMATION TECHNOLOGY ...................                  18,824,123
                                                                  ------------

MATERIALS--16.3%
CHEMICALS--8.8%
Chemtura Corp. ...................................       183,900     2,335,530
Eastman Chemical Co. .............................        77,300     3,987,907
Monsanto Co. .....................................        41,100     3,186,483
Mosiac Co. (The) * ...............................       193,900     2,836,757
Potash Corp. of Saskatchewan,
  Inc. ...........................................        25,426     2,039,674
                                                                  ------------
                                                                    14,386,351
                                                                  ------------

CONTAINERS & PACKAGING--4.4%
Ball Corp. .......................................        83,600     3,320,592
Pactiv Corp. * ...................................       178,300     3,922,600
                                                                  ------------
                                                                     7,243,192
                                                                  ------------

PAPER & FOREST PRODUCTS--3.1%
Bowater, Inc. ....................................        71,900     2,208,768
MeadWestvaco Corp. ...............................       101,400     2,842,242
                                                                  ------------
                                                                     5,051,010
                                                                  ------------
  TOTAL MATERIALS ................................                  26,680,553
                                                                  ------------

TELECOMMUNICATION SERVICES--3.3%
DIVERSIFIED TELECOMMUNICATION SERVICES--3.3%
CenturyTel, Inc. .................................        52,100     1,727,636
PanAmSat Holding Corp. ...........................        48,200     1,180,900
Qwest Communications
  International, Inc. * ..........................       441,400     2,493,910
                                                                  ------------
  TOTAL TELECOMMUNICATION
    SERVICES .....................................                   5,402,446
                                                                  ------------

UTILITIES--7.5%
ELECTRIC UTILITIES--3.8%
Ameren Corp. .....................................        61,000     3,125,640
Northeast Utilities ..............................       119,000     2,343,110
Puget Energy, Inc. ...............................        40,200       820,884
                                                                  ------------
                                                                     6,289,634
                                                                  ------------

GAS UTILITIES--2.1%
NiSource, Inc. ...................................       118,600     2,473,996
Southwest Gas Corp. ..............................        34,700       916,080
                                                                  ------------
                                                                     3,390,076
                                                                  ------------

MULTI-UTILITIES & UNREGULATED POWER--1.6%
CMS Energy Corp. * ...............................       180,600     2,620,506
                                                                  ------------
  TOTAL UTILITIES ................................                  12,300,216
                                                                  ------------

TOTAL COMMON STOCKS
(Cost--$125,926,614) .............................                 159,321,644
                                                                  ------------

                                                      PRINCIPAL
                                                        AMOUNT        VALUE
                                                      ----------  ------------
SHORT-TERM SECURITIES--3.5%
REPURCHASE AGREEMENT **--3.5%
Nomura Securities International,
  Inc., 3.89%, dated 12/30/05,
  due 01/03/06, total to be
  received $5,795,265
  (Cost--$5,792,761) .............................    $5,792,761  $  5,792,761
                                                                  ------------

TOTAL INVESTMENTS--101.0%
(Cost--$131,719,375) .............................                 165,114,405

OTHER LIABILITIES IN EXCESS OF
  ASSETS--(1.0)% .................................                  (1,690,128)
                                                                  ------------
NET ASSETS--100.0% ...............................                $163,424,277
                                                                  ============

----------
*    NON-INCOME PRODUCING SECURITY.
** THE REPURCHASE AGREEMENT IS FULLY COLLATERALIZED BY U.S. GOVERNMENT AND/OR AGENCY OBLIGATIONS BASED ON MARKET PRICES AT THE DATE OF THIS PORTFOLIO. THE INVESTMENT IN THE REPURCHASE AGREEMENT IS THROUGH PARTICIPATION IN A TRI-PARTY ARRANGEMENT.

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/SELIGMAN MID CAP GROWTH PORTFOLIO
PORTFOLIO MANAGER'S COMMENTARY - DECEMBER 31, 2005
--------------------------------------------------------------------------------

MARKET CONDITIONS

     In spite of rising oil prices, rising interest rates, and a devastating hurricane in the Gulf States, the U.S economy remains strong. Third quarter GDP was 4.1%, continuing a streak of 13 straight quarters that the U.S economy experienced GDP growth of 3% or more.

     Heading into 2006, a great debate on Wall Street is about the potential shift from value to growth, considering that mid-cap value has out-performed mid-cap growth for five of the past six calendar years. There is evidence that leads us to believe that such a shift may be on the horizon in the near to intermediate term. History has shown that, while value tends to out-perform growth during and in the immediate aftermath of an economic recession, growth tends to out-perform value during the middle innings of an economic cycle. This is partially due to the fact that in the middle of an economic cycle, investors and the market become more optimistic about the future, risk aversion abates and investors shift their focus from companies that can deliver near-term profits to those that offer accelerating profit growth in the future. As investors become more comfortable with the belief that the economic expansion is sustainable, the duration preference shifts, and growth stocks, which have more of their value based in the future, rotate into favor. When analyzing the economic sectors of the S&P 500 Index, what we have found is that the "growth sectors" (information technology, health care, consumer cyclicals, consumer staples and industrials) are projected to grow their earnings between 10-15% over the next 3-5 years. Conversely, the traditional "value sectors" (financials, energy, utilities, telecommunications services and materials) are projected to grow their earnings between 6-12% over that same 3-5 year period. And finally, valuations for growth sectors are attractive.

     The Portfolio remains positioned for growth with information technology, health care, consumer discretionary and staples and industrials representing just over 73% of the Portfolio.

FACTORS AFFECTING THE PORTFOLIO'S PERFORMANCE

     The Roszel/Seligman Mid Cap Growth Portfolio slightly underperformed the benchmark Russell Mid-Cap Growth Index for 2005. As of December 31, 2005, the top three portfolio sector weights were information technology, consumer discretionary and health care. The Portfolio's greatest gain relative to the benchmark during the calendar year came from investments in the consumer discretionary and information technology sectors. The Portfolio lost the most ground relative to the benchmark in the health care, energy and materials sectors during the year.

     The Portfolio, on average had a slight under-weight position in information technology versus the benchmark. The decision to under-weight the group helped performance and the Portfolio's holdings in the group outperformed that same sector in the benchmark. As a result, information technology was the second best performing sector for the Portfolio relative to the benchmark. Several strong trends that we have seen in information technology over the year are expected to continue into 2006; these include: global growth in cellphone handset sales, particularly in emerging markets; global growth in PC sales; information technology outsourcing to the large pool of skilled, offshore software designers and engineers; growth in flat panel use; and growth in internet advertising and search.

     We maintained an over-weight position in health care over the course of the year. Positive sector allocation was offset by stock selection for the group. Our investment thesis in the sector has been based on a strong pipeline of new products, encouraging news on drug trials, and increased acquisition activity as large-cap pharmaceutical companies look externally to increase their future growth potential. While regulatory and political obstacles appear minimal, pharmaceutical names are still plagued by the safety and legal issues that arose earlier in the year after several well-known anti-inflammatory medications were pulled from the market.

     We reduced our weighting in consumer discretionary stocks during the second half of 2005. Sector selection and stock selection decisions have been strong for the Portfolio as the consumer discretionary sector was the top-performing sector for the Portfolio. One of the key questions facing the equity markets now is consumers' wherewithal to continue spending. Investors made a hasty exit from consumer stocks during the third quarter as a number of U.S. retailing chains reported disappointing results, and economic reports released during the quarter described declines in consumer spending and sentiment. It's certainly plausible that rising interest rates and higher gasoline prices in conjunction with the cyclicality of spending patterns causes consumers to curtail their spending going forward. Earnings comparisons are easier for many consumer stocks through early next year, which may create select opportunity within the sector. That said we plan to maintain our under weighted position in the sector in the near term.

     Stock selection in the industrials sector had a negative impact on the Portfolio's performance. We maintain an under-weight position in energy and materials due to valuation concerns, as they have been two of the top performing sectors for the past couple of years. We also continue to have an under-weight position in financials, utilities, and telecommunication services, as we believe these sectors are generally value-oriented sectors.

     While we maintain a cautious stance with respect to the consumer side of the economy, the industrial economy is robust and the engine of economic growth appears to have shifted. We believe that we are in the early stages of a long cycle of broad-based capital spending that will act as a continued driver of U.S. economic growth. The U.S. industrial economy remains very strong driven by global demand. Orders for new plants and machinery is robust and capacity remains tight, with order backlogs evident at many aerospace and commercial engineering firms. Rising prices for raw materials and energy is a concern; however, most companies have successfully passed on some or all these costs to customers so profit margins have remained high. Additionally, many companies have strong balance sheets, large cash reserves and an appetite for investment which, we believe, should fuel further manufacturing expansion and acquisition activity. We believe the industrial economy will remain strong and are positioning the Portfolio to take advantage of this growth.

     THE PRECEDING COMMENTARY WAS PREPARED BY THE PORTFOLIO'S SUB-ADVISOR, J. &
W. SELIGMAN & CO. INCORPORATED.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/SELIGMAN MID CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

[CHART]

PERFORMANCE INFORMATION*
--------------------------------------------------------------------------------

TOTAL RETURNS BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                ROSZEL/SELIGMAN MID CAP
                    GROWTH PORTFOLIO        S&P 500 INDEX   RUSSELL MIDCAP GROWTH INDEX
  7/1/2002              $10,000                $10,000                $10,000
12/31/2002              $ 9,180                $ 8,970                $ 9,040
12/31/2003              $12,240                $11,544                $12,902
12/31/2004              $13,290                $12,800                $14,900
12/31/2005              $14,877                $13,428                $16,703

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                                                                   SINCE
                                                                 ONE YEAR        INCEPTION+
                                                                 --------        ----------
Roszel/Seligman Mid Cap Growth Portfolio ....................      11.95%          12.01%
S&P 500 Index ...............................................       4.91%           8.79%
Russell Midcap Growth Index .................................      12.10%          15.79%

----------
*    SEE NOTES TO PERFORMANCE INFORMATION.
+    JULY 1, 2002.

PORTFOLIO SUMMARY
AS OF DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                                                             PERCENTAGE
TOP TEN HOLDINGS**                                                         OF NET ASSETS
--------------------------------------------------------------------       -------------
Jacobs Engineering Group, Inc. .....................................             2.0%
Cintas Corp. .......................................................             2.0
Herman Miller, Inc. ................................................             1.9
Cogent, Inc. .......................................................             1.6
NBTY, Inc. .........................................................             1.6
Euronet Worldwide, Inc. ............................................             1.5
Abercrombie & Fitch Co. ............................................             1.5
Outback Steakhouse, Inc. ...........................................             1.4
EOG Resources, Inc. ................................................             1.4
Corrections Corp. of America .......................................             1.4
                                                                           -------------
 Total                                                                          16.3%

                                                                             PERCENTAGE
HOLDINGS BY SECTOR                                                         OF NET ASSETS
--------------------------------------------------------------------       -------------
Information Technology .............................................            20.4%
Consumer Discretionary .............................................            18.4
Health Care ........................................................            17.3
Industrials ........................................................            11.9
Energy .............................................................             7.3
Financials .........................................................             7.3
Consumer Staples ...................................................             5.7
Materials ..........................................................             4.3
Telecommunication Services .........................................             1.3
Utilities ..........................................................             0.9
Other# .............................................................             5.2
                                                                           -------------
 Total                                                                         100.0%

----------
**   EXCLUDING SHORT-TERM SECURITIES AND/OR CASH EQUIVALENTS.
 #   OTHER INCLUDES SHORT-TERM SECURITIES AND OTHER LIABILITIES IN EXCESS OF
     ASSETS.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/SELIGMAN MID CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2005                (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                       SHARES         VALUE
                                                    ------------  ------------
COMMON STOCKS--94.8%
CONSUMER DISCRETIONARY--18.4%
AUTO COMPONENTS--2.3%
BorgWarner, Inc. .................................        13,600    $  824,568
Gentex Corp. .....................................        30,200       588,900
                                                                  ------------
                                                                     1,413,468
                                                                  ------------

HOTELS, RESTAURANTS & LEISURE--5.5%
Cheesecake Factory, Inc. .........................
  (The) * ........................................        12,250       458,028
Hilton Hotels Corp. ..............................        28,600       689,546
International Game Technology ....................        13,500       415,530
Outback Steakhouse, Inc. .........................        21,300       886,293
Sonic Corp. * ....................................        20,200       595,900
Starwood Hotels & Resorts Worldwide, Inc. ........         5,200       332,072
                                                                  ------------
                                                                     3,377,369
                                                                  ------------

INTERNET & CATALOG RETAIL--0.6%
Blue Nile, Inc. * ................................        10,200       411,162
                                                                  ------------

MEDIA--0.5%
Sirius Satellite Radio, Inc. * ...................        46,200       309,540
                                                                  ------------

MULTILINE RETAIL--1.5%
Family Dollar Stores, Inc. .......................        25,200       624,708
Nordstrom, Inc. ..................................         7,900       295,460
                                                                  ------------
                                                                       920,168
                                                                  ------------

SPECIALTY RETAIL--6.6%
Abercrombie & Fitch Co. ..........................        14,500       945,110
Bed Bath & Beyond, Inc. * ........................        11,800       426,570
Chico's FAS, Inc. * ..............................        17,380       763,503
Guitar Center, Inc. * ............................         9,900       495,099
Ross Stores, Inc. ................................        10,800       312,120
TJX Cos., Inc. ...................................        13,700       318,251
Tractor Supply Co. * .............................        15,000       794,100
                                                                  ------------
                                                                     4,054,753
                                                                  ------------

TEXTILES, APPAREL & LUXURY GOODS--1.4%
Coach, Inc. * ....................................         6,600       220,044
Volcom, Inc. * ...................................        19,300       656,393
                                                                  ------------
                                                                       876,437
                                                                  ------------

  TOTAL CONSUMER DISCRETIONARY ...................                  11,362,897
                                                                  ------------

CONSUMER STAPLES--5.7%
FOOD PRODUCTS--3.0%
Dean Foods Co. * .................................        12,100       455,686
J.M. Smucker Co. (The) ...........................        12,700       558,800
McCormick & Co., Inc. ............................        17,900       553,468
Smithfield Foods, Inc. * .........................        10,300       315,180
                                                                  ------------
                                                                     1,883,134
                                                                  ------------

PERSONAL PRODUCTS--2.7%
Chattem, Inc. * ..................................        18,600       676,854
NBTY, Inc. * .....................................        59,700       970,125
                                                                  ------------
                                                                     1,646,979
                                                                  ------------
  TOTAL CONSUMER STAPLES .........................                   3,530,113
                                                                  ------------

ENERGY--7.3%
ENERGY EQUIPMENT & SERVICES--2.0%
BJ Services Co. ..................................        17,800  $    652,726
Smith International, Inc. ........................        16,600       616,026
                                                                  ------------
                                                                     1,268,752
                                                                  ------------

OIL & GAS--5.3%
EOG Resources, Inc. ..............................        11,800       865,766
Kinder Morgan, Inc. ..............................         3,300       303,435
Noble Energy, Inc. ...............................        20,200       814,060
Patterson-UTI Energy, Inc. .......................         9,200       303,140
Sunoco, Inc. .....................................         4,700       368,386
XTO Energy, Inc. .................................        13,633       599,034
                                                                  ------------
                                                                     3,253,821
                                                                  ------------
  TOTAL ENERGY ...................................                   4,522,573
                                                                  ------------

FINANCIALS--7.3%
CAPITAL MARKETS--3.0%
Legg Mason, Inc. .................................         3,800       454,822
Northern Trust Corp. .............................        15,000       777,300
T. Rowe Price Group, Inc. ........................         8,600       619,458
                                                                  ------------
                                                                     1,851,580
                                                                  ------------
COMMERCIAL BANKS--0.7%
Synovus Financial Corp. ..........................        15,800       426,758
                                                                  ------------

DIVERSIFIED FINANCIAL SERVICES--1.4%
Chicago Mercantile Exchange
  Holdings, Inc. .................................         1,200       440,988
Moody's Corp. ....................................         7,400       454,508
                                                                  ------------
                                                                       895,496
                                                                  ------------

INSURANCE--2.2%
Arch Capital Group Ltd. * ........................         6,000       328,500
PartnerRe Ltd. ...................................         7,600       499,092
Philadelphia Consolidated
  Holding Corp. * ................................         2,500       241,725
RLI Corp. ........................................         5,500       274,285
                                                                  ------------
                                                                     1,343,602
                                                                  ------------
  TOTAL FINANCIALS ...............................                   4,517,436
                                                                  ------------

HEALTH CARE--17.3%
BIOTECHNOLOGY--3.7%
Biogen Idec, Inc. * ..............................         6,200       281,046
Celgene Corp. * ..................................         5,800       375,840
Cubist Pharmaceuticals, Inc. * ...................        10,500       223,125
Genomic Health, Inc. * ...........................        10,500        95,655
Invitrogen Corp. * ...............................         3,800       253,232
Martek Biosciences Corp. * .......................        15,400       378,994
MedImmune, Inc. * ................................        14,055       492,206
Telik, Inc. * ....................................        11,200       190,288
                                                                  ------------
                                                                     2,290,386
                                                                  ------------

HEALTH CARE EQUIPMENT & SUPPLIES--3.4%
Beckman Coulter, Inc. ............................         5,200       295,880
Biomet, Inc. .....................................        17,100       625,347
Cooper Cos., Inc. (The) ..........................         8,900       456,570
I-Flow Corp. * ...................................        19,200       280,704
Mentor Corp. .....................................         5,100       235,008
SonoSite, Inc. * .................................         6,700       234,567
                                                                  ------------
                                                                     2,128,076
                                                                  ------------

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/SELIGMAN MID CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2005 (CONTINUED)    (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                       SHARES         VALUE
                                                    ------------  ------------
HEALTH CARE PROVIDERS & SERVICES--4.9%
Caremark Rx, Inc. * ..............................         5,800  $    300,382
Coventry Health Care, Inc. * .....................         3,350       190,816
Eclipsys Corp. * .................................        16,300       308,559
Express Scripts, Inc. * ..........................         7,100       594,980
Health Net, Inc. * ...............................         4,900       252,595
IMS Health, Inc. .................................        18,800       468,496
Laboratory Corp. of America
  Holdings * .....................................         4,700       253,095
LifePoint Hospitals, Inc. * ......................         5,400       202,500
Quest Diagnostics, Inc. ..........................         3,300       169,884
TriZetto Group, Inc. (The) * .....................        15,400       261,646
                                                                  ------------
                                                                     3,002,953
                                                                  ------------

PHARMACEUTICALS--5.3%
Allergan, Inc. ...................................         4,500       485,820
Barr Pharmaceuticals, Inc. * .....................         5,800       361,282
Conor Medsystems, Inc. * .........................        11,500       222,525
Forest Laboratories, Inc. * ......................        19,900       809,532
KV Pharmaceutical Co.
  (Class A) * ....................................        14,200       292,520
Medicis Pharmaceutical Corp.
  (Class A) ......................................         3,800       121,790
OSI Pharmaceuticals, Inc. * ......................        10,500       294,420
Sepracor, Inc. * .................................         7,400       381,840
Taro Pharmaceutical Industries
  Ltd. * .........................................        21,700       303,149
                                                                  ------------
                                                                     3,272,878
                                                                  ------------
  TOTAL HEALTH CARE ..............................                  10,694,293
                                                                  ------------

INDUSTRIALS--11.9%
AEROSPACE & DEFENSE--1.3%
Precision Castparts Corp. ........................         9,800       507,738
Rockwell Collins, Inc. ...........................         6,700       311,349
                                                                  ------------
                                                                       819,087
                                                                  ------------

AIR FREIGHT & LOGISTICS--0.4%
Expeditors International of
  Washington, Inc. ...............................         3,500       236,285
                                                                  ------------

AIRLINES--1.0%
Southwest Airlines Co. ...........................        37,800       621,054
                                                                  ------------

COMMERCIAL SERVICES & SUPPLIES--5.3%
Cintas Corp. .....................................        29,500     1,214,810
Corrections Corp. of America * ...................        19,200       863,424
Herman Miller, Inc. ..............................        41,300     1,164,247
                                                                  ------------
                                                                     3,242,481
                                                                  ------------

CONSTRUCTION & ENGINEERING--2.9%
Fluor Corp. ......................................         7,500       579,450
Jacobs Engineering Group,
  Inc.* ..........................................        18,300     1,242,021
                                                                  ------------
                                                                     1,821,471
                                                                  ------------

ELECTRICAL EQUIPMENT--0.5%
Rockwell Automation, Inc. ........................         5,100       301,716
                                                                  ------------

MACHINERY--0.5%
ITT Industries, Inc. .............................         3,000       308,460
                                                                  ------------
  TOTAL INDUSTRIALS ..............................                   7,350,554
                                                                  ------------

INFORMATION TECHNOLOGY--20.4%
ADVERTISING--0.9%
Marchex, Inc. (Class B) * ........................        24,600       553,254
                                                                  ------------

COMMUNICATIONS EQUIPMENT--0.6%
Ciena Corp. * ....................................       123,000  $    365,310
                                                                  ------------

COMPUTERS & PERIPHERALS--3.4%
Electronics for Imaging * ........................        28,000       745,080
Network Appliance, Inc. * ........................        10,800       291,600
SanDisk Corp. * ..................................         4,000       251,280
Seagate Technology* ..............................        16,500       329,835
Sun Microsystems, Inc. * .........................       111,300       466,347
                                                                  ------------
                                                                     2,084,142
                                                                  ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS--2.6%
Agilent Technologies, Inc. * .....................        17,600       585,904
Cogent, Inc. * ...................................        43,400       984,312
                                                                  ------------
                                                                     1,570,216
                                                                  ------------

IT SERVICES--4.9%
Cognizant Technology Solutions
  Corp., (Class A) * .............................        10,400       523,640
Euronet Worldwide, Inc. * ........................        34,000       945,200
Fiserv, Inc. * ...................................         6,800       294,236
Iron Mountain, Inc. * ............................         6,600       278,652
Paychex, Inc. ....................................        15,600       594,672
Satyam Computer Services Ltd.,
  ADR ............................................        11,200       409,808
                                                                  ------------
                                                                     3,046,208
                                                                  ------------

SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT--4.5%
Advanced Micro Devices, Inc. * ...................         7,100       217,260
Analog Devices, Inc. .............................        13,200       473,484
ATI Technologies, Inc. * .........................        11,100       188,589
Broadcom Corp. (Class A) * .......................        17,300       815,695
KLA-Tencor Corp. .................................         5,900       291,047
Linear Technology Corp. ..........................         8,800       317,416
Marvell Technology Group Ltd. * ..................         6,300       353,367
Maxim Integrated Products, Inc. ..................         3,500       126,840
                                                                  ------------
                                                                     2,783,698
                                                                  ------------

SOFTWARE--3.5%
Activision, Inc. * ...............................        32,600       447,924
Autodesk, Inc. ...................................         7,600       326,420
Business Objects SA, ADR * .......................        19,800       800,118
eResearchTechnology, Inc. * ......................        15,000       226,500
Intuit, Inc. * ...................................         6,500       346,450
                                                                  ------------
                                                                     2,147,412
                                                                  ------------
  TOTAL INFORMATION TECHNOLOGY                                      12,550,240
                                                                  ------------

MATERIALS--4.3%
CHEMICALS--1.6%
Ecolab, Inc. .....................................        17,600       638,352
Huntsman Corp. * .................................        22,000       378,840
                                                                  ------------
                                                                     1,017,192
                                                                  ------------
CONTAINERS & PACKAGING--1.3%
Temple-Inland, Inc. ..............................        17,300       775,905
                                                                  ------------

METALS & MINING--1.4%
Freeport-McMoRan Copper &
  Gold, Inc. (Class B) ...........................         6,300       338,940
Peabody Energy Corp. .............................         3,000       247,260
Phelps Dodge Corp. ...............................         1,800       258,966
                                                                  ------------
                                                                       845,166
                                                                  ------------
  TOTAL MATERIALS ................................                   2,638,263
                                                                  ------------

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/SELIGMAN MID CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2005 (CONCLUDED)    (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                       SHARES         VALUE
                                                    ------------  ------------
TELECOMMUNICATION SERVICES--1.3%
WIRELESS TELECOMMUNICATION SERVICES--1.3%
American Tower Corp.
  (Class A) * ....................................        13,200  $    357,720
NII Holdings, Inc. * .............................         9,600       419,328
                                                                  ------------
  TOTAL TELECOMMUNICATION
    SERVICES .....................................                     777,048
                                                                  ------------

UTILITIES--0.9%
GAS UTILITIES--0.3%
Equitable Resources, Inc. ........................         4,800       176,112
                                                                  ------------

MULTI-UTILITIES & UNREGULATED
  POWER--0.6%
AES Corp. (The) * ................................        22,600       357,758
                                                                  ------------
  TOTAL UTILITIES ................................                     533,870
                                                                  ------------
TOTAL COMMON STOCKS
(Cost--$53,384,271) ..............................                  58,477,287
                                                                  ------------

                                                      PRINCIPAL
                                                       AMOUNT
                                                    ------------
SHORT-TERM SECURITIES--7.3%
REPURCHASE AGREEMENT**--7.3%
Nomura Securities International, Inc.,
  3.89%, dated 12/30/05,
  due 01/03/06, total to be
  received $4,490,304
  (Cost--$4,488,364) .............................    $4,488,364     4,488,364
                                                                  ------------
TOTAL INVESTMENTS--102.1%
(Cost--$57,872,635) ..............................                  62,965,651

OTHER LIABILITIES IN EXCESS OF
  ASSETS--(2.1)% .................................                  (1,282,229)
                                                                  ------------
NET ASSETS--100.0% ...............................                 $61,683,422
                                                                  ============

----------
*    NON-INCOME PRODUCING SECURITY.
** THE REPURCHASE AGREEMENT IS FULLY COLLATERALIZED BY U.S. GOVERNMENT AND/OR AGENCY OBLIGATIONS BASED ON MARKET PRICES AT THE DATE OF THIS PORTFOLIO. THE INVESTMENT IN THE REPURCHASE AGREEMENT IS THROUGH PARTICIPATION IN A TRI-PARTY ARRANGEMENT.

GLOSSARY:
ADR--AMERICAN DEPOSITARY RECEIPT.

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/ALLIANZ NFJ SMALL CAP VALUE PORTFOLIO
PORTFOLIO MANAGER'S COMMENTARY - DECEMBER 31, 2005
--------------------------------------------------------------------------------

MARKET CONDITIONS

     After struggling to start the year, stocks posted modest gains in each of the last three quarters to end 2005 with returns in the mid-single digits. Large-cap stocks outperformed small-caps for the first time in seven years while value stocks held on to their lead over growth with strong relative performance in the first quarter.

FACTORS AFFECTING THE PORTFOLIO'S PERFORMANCE

     In 2005, the Roszel/Allianz NFJ Small Cap Value Portfolio outperformed the Russell 2000 Value Index. Exposure to the energy sector enhanced returns for the Portfolio, with the sector as a whole supported by rising oil prices during most of the year. An overweighting and strong stock selection in energy played a large part in the Portfolio's significant excess returns during the year. Standouts included petroleum refiner Holly Corp. and natural gas & oil well operator Range Resources.

     The Portfolio was also helped by stock selection in the materials sector. In particular, Arch Coal, the nation's second-largest coal producer, saw its price rise significantly during the period. Positions in gold stocks also bolstered relative performance during the year. Specifically, Agnico Eagles Mines, Goldcorp, and IAMGOLD all experienced considerable gains in 2005.

     Stock selection in industrials also aided performance during the period, with York International leading the way. York, which was acquired by Johnson Controls in December, was one of five acquisitions in the Portfolio in 2005, all of which contributed significantly to outperformance. Other holdings receiving tender offers included USF Corp., Shurgard Storage Centers, Commercial Federal Corp., and Hudson United.

     Conversely, relative performance was hurt during the period by stock selection in the healthcare sector. Invacare Corp., a home medical device provider, saw its price fall during 2005 on disappointing earnings results. Poor stock selection in the consumer staples sector was also a detractor from performance during the period. Disappointments in this area included food processor and distributor Chiquita Brands International and poultry processor Sanderson Farms.

     Looking ahead, we remain concerned about the fundamental strength of the economy. In particular, we are concerned about the fragility of the consumer, which has been an important driver of the economy over the last several years. We remain confident that our investment style, with its focus on low valuations, healthy balance sheets, and dividend yields, will bode well for investors.

     THE PRECEDING COMMENTARY WAS PREPARED BY THE PORTFOLIO'S SUB-ADVISOR, NFJ INVESTMENT GROUP L.P.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/ALLIANZ NFJ SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

[CHART]

PERFORMANCE INFORMATION*
--------------------------------------------------------------------------------

TOTAL RETURNS BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

               ROSZEL/ALLIANZ NFJ SMALL CAP
                     VALUE PORTFOLIO           S&P 500 INDEX   RUSSELL 2000 VALUE INDEX
  7/1/2002            $10,000                     $10,000              $10,000
12/31/2002            $ 9,390                     $ 8,970              $ 8,257
12/31/2003            $12,507                     $11,544              $12,059
12/31/2004            $15,363                     $12,800              $14,742
12/31/2005            $17,172                     $13,428              $15,436

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                                                                   SINCE
                                                                  ONE YEAR       INCEPTION+
                                                                  --------       ----------
Roszel/Allianz NFJ Small Cap Value Portfolio ................      11.78%          16.70%
S&P 500 Index ...............................................       4.91%           8.79%
Russell 2000 Value Index ....................................       4.71%          13.21%

----------
*    SEE NOTES TO PERFORMANCE INFORMATION.
+    JULY 1, 2002.

PORTFOLIO SUMMARY
AS OF DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                                                                 PERCENTAGE
TOP TEN HOLDINGS**                                                             OF NET ASSETS
-------------------------------------------------------------------------      -------------
Agnico-Eagle Mines, Ltd. ................................................            1.3%
Commercial Metals Co. ...................................................            1.2
IPSCO, Inc. .............................................................            1.2
Penn Virginia Corp. .....................................................            1.2
Range Resources Corp. ...................................................            1.1
Holly Corp. .............................................................            1.1
Cabot Oil & Gas Corp. ...................................................            1.1
St. Mary Land & Exploration Co. .........................................            1.1
Potlatch Corp. ..........................................................            1.1
Western Gas Resources, Inc. .............................................            1.1
                                                                               -------------
  Total                                                                             11.5%

                                                                                 PERCENTAGE
HOLDINGS BY SECTOR                                                             OF NET ASSETS
-------------------------------------------------------------------------      -------------
Industrials .............................................................           20.3%
Financials ..............................................................           17.9
Materials ...............................................................           11.5
Energy ..................................................................           10.1
Utilities ...............................................................            9.0
Consumer Staples ........................................................            8.6
Consumer Discretionary ..................................................            7.4
Health Care .............................................................            4.2
Information Technology ..................................................            1.0
Other# ..................................................................           10.0
                                                                               -------------
  Total                                                                            100.0%

----------
**   EXCLUDING SHORT-TERM SECURITIES AND/OR CASH EQUIVALENTS.
 #   OTHER INCLUDES SHORT-TERM SECURITIES AND OTHER ASSETS LESS LIABILITIES.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/ALLIANZ NFJ SMALL CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2005                (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                       SHARES         VALUE
                                                    ------------  ------------
COMMON STOCKS--90.0%
CONSUMER DISCRETIONARY--7.4%
AUTO COMPONENTS--0.6%
ArvinMeritor, Inc. ...............................        45,100  $    648,989
                                                                  ------------

HOTELS, RESTAURANTS & LEISURE--3.4%
Bob Evans Farms, Inc. ............................        22,600       521,156
CBRL Group, Inc. .................................        31,700     1,114,255
CKE Restaurants, Inc. ............................        89,000     1,202,390
Intrawest Corp. ..................................        38,500     1,114,575
                                                                  ------------
                                                                     3,952,376
                                                                  ------------
LEISURE EQUIPMENT & PRODUCTS--0.7%
Sturm Ruger & Co., Inc. ..........................       113,300       794,233
                                                                  ------------
SPECIALTY RETAIL--0.6%
Cato Corp. (The) (Class A) .......................        34,950       749,677
                                                                  ------------

TEXTILES, APPAREL & LUXURY GOODS--2.1%
Brown Shoe Co., Inc. .............................        20,600       874,058
Kellwood Co. .....................................        35,000       835,800
Russell Corp. ....................................        57,000       767,220
                                                                  ------------
                                                                     2,477,078
                                                                  ------------
 TOTAL CONSUMER
   DISCRETIONARY .................................                   8,622,353
                                                                  ------------

CONSUMER STAPLES--8.6%
FOOD & STAPLES RETAILING--2.0%
Ruddick Corp. ....................................        56,100     1,193,808
Weis Markets, Inc. ...............................        26,300     1,131,952
                                                                  ------------
                                                                     2,325,760
                                                                  ------------

FOOD PRODUCTS--4.6%
Chiquita Brands International,
  Inc. ...........................................        55,100     1,102,551
Corn Products International,
  Inc. ...........................................        48,000     1,146,720
Fresh Del Monte Produce, Inc. ....................        50,500     1,149,885
Lancaster Colony Corp. ...........................        25,100       929,955
Sanderson Farms, Inc. ............................        36,000     1,099,080
                                                                  ------------
                                                                     5,428,191
                                                                  ------------

HOUSEHOLD PRODUCTS--1.0%
WD-40 Co. ........................................        43,900     1,152,814
                                                                  ------------

TOBACCO--1.0%
Universal Corp. ..................................        26,500     1,149,040
                                                                  ------------
  TOTAL CONSUMER STAPLES .........................                  10,055,805
                                                                  ------------

ENERGY--10.1%
ENERGY EQUIPMENT & SERVICES--1.0%
Tidewater, Inc. ..................................        26,800     1,191,528
                                                                  ------------

OIL & GAS--9.1%
Berry Petroleum Co. (Class A) ....................        20,100     1,149,720
Cabot Oil & Gas Corp. ............................        29,350     1,323,685
Holly Corp. ......................................        22,500     1,324,575
Penn Virginia Corp. ..............................        23,400     1,343,160
Range Resources Corp. ............................        50,700     1,335,438
St. Mary Land & Exploration Co. ..................        35,600     1,310,436
W&T Offshore, Inc. ...............................        38,700     1,137,780
Western Gas Resources, Inc. ......................        26,200  $  1,233,758
World Fuel Services Corp. ........................        12,900       434,988
                                                                  ------------
                                                                    10,593,540
                                                                  ------------
  TOTAL ENERGY ...................................                  11,785,068
                                                                  ------------

FINANCIALS--17.9%
COMMERCIAL BANKS--4.7%
Amcore Financial, Inc. ...........................        35,900     1,091,719
BancorpSouth, Inc. ...............................        49,600     1,094,672
Old National Bancorp .............................        48,710     1,054,084
Provident Bancshares Corp. .......................        33,900     1,144,803
Susquehanna Bancshares, Inc. .....................        45,900     1,086,912
                                                                  ------------
                                                                     5,472,190
                                                                  ------------
DIVERSIFIED FINANCIAL SERVICES--1.0%
Advance America Cash
  Advance Centers, Inc. ..........................        91,400     1,133,360
                                                                  ------------

INSURANCE--4.8%
AmerUs Group Co. .................................        19,800     1,122,066
Delphi Financial Group, Inc.
  (Class A) ......................................        24,200     1,113,442
Infinity Property & Casualty
  Corp. ..........................................        31,900     1,186,999
LandAmerica Financial Group,
  Inc. ...........................................        15,900       992,160
Scottish Re Group Ltd. ...........................        46,800     1,148,940
                                                                  ------------
                                                                     5,563,607
                                                                  ------------

REAL ESTATE--6.5%
CBL & Associates Properties,
  Inc. ...........................................        27,100     1,070,721
Equity One, Inc. .................................        49,400     1,142,128
First Industrial Realty Trust,
  Inc ............................................        27,000     1,039,500
Healthcare Realty Trust, Inc. ....................        33,500     1,114,545
HRPT Properties Trust ............................       106,800     1,105,380
Nationwide Health Properties,
  Inc. ...........................................        50,700     1,084,980
New Plan Excel Realty Trust ......................        47,700     1,105,686
                                                                  ------------
                                                                     7,662,940
                                                                  ------------
THRIFTS & MORTGAGE FINANCE--0.9%
Washington Federal, Inc. .........................        47,720     1,097,083
                                                                  ------------
 TOTAL FINANCIALS ................................                  20,929,180
                                                                  ------------

HEALTH CARE--4.2%
HEALTH CARE EQUIPMENT & SUPPLIES--3.3%
Arrow International, Inc. ........................        38,400     1,113,216
Diagnostic Products Corp. ........................         8,100       393,255
Invacare Corp. ...................................        36,400     1,146,236
West Pharmaceutical Services,
  Inc. ...........................................        46,000     1,151,380
                                                                  ------------
                                                                     3,804,087
                                                                  ------------
HEALTH CARE PROVIDERS & SERVICES--0.9%
Owens & Minor, Inc. ..............................        39,500     1,087,435
                                                                  ------------

  TOTAL HEALTH CARE ..............................                   4,891,522
                                                                  ------------

INDUSTRIALS--20.3%
AEROSPACE & DEFENSE--1.9%
Cubic Corp. ......................................        55,900     1,115,764
Curtiss-Wright Corp. .............................        20,400     1,113,840
                                                                  ------------
                                                                     2,229,604
                                                                  ------------

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/ALLIANZ NFJ SMALL CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2005 (CONCLUDED)    (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                       SHARES         VALUE
                                                    ------------  ------------
BUILDING PRODUCTS--1.5%
Lennox International, Inc. .......................        36,800  $  1,037,760
Universal Forest Products,
  Inc. ...........................................        12,900       712,725
                                                                  ------------
                                                                     1,750,485
                                                                  ------------

COMMERCIAL SERVICES & SUPPLIES--1.9%
Banta Corp. ......................................        21,500     1,070,700
Ennis, Inc. ......................................        64,900     1,179,233
                                                                  ------------
                                                                     2,249,933
                                                                  ------------

ELECTRICAL EQUIPMENT--1.9%
Acuity Brands, Inc. ..............................        34,800     1,106,640
Regal-Beloit Corp. ...............................        30,400     1,076,160
                                                                  ------------
                                                                     2,182,800
                                                                  ------------

MACHINERY--8.3%
Albany International Corp. .......................        30,500     1,102,880
Barnes Group, Inc. ...............................        33,400     1,102,200
Briggs & Stratton Corp. ..........................        22,200       861,138
Crane Co. ........................................        30,500     1,075,735
Harsco Corp. .....................................        16,700     1,127,417
Kennametal, Inc. .................................        21,600     1,102,464
Lincoln Electric Holdings, Inc. ..................        27,600     1,094,616
Mueller Industries, Inc. .........................        41,400     1,135,188
Valmont Industries, Inc. .........................        32,400     1,084,104
                                                                  ------------
                                                                     9,685,742
                                                                  ------------

MARINE--2.9%
Frontline Ltd. ...................................        30,200     1,145,184
General Maritime Corp. ...........................        29,900     1,107,496
Teekay Shipping Corp. ............................        28,200     1,125,180
                                                                  ------------
                                                                     3,377,860
                                                                  ------------

ROAD & RAIL--1.9%
Arkansas Best Corp. ..............................        26,600     1,161,888
Werner Enterprises, Inc. .........................        55,600     1,095,320
                                                                  ------------
                                                                     2,257,208
                                                                  ------------
  TOTAL INDUSTRIALS ..............................                  23,733,632
                                                                  ------------

INFORMATION TECHNOLOGY--1.0%
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.0%
Landauer, Inc. ...................................        24,400     1,124,596
                                                                  ------------

MATERIALS--11.5%
CHEMICALS--3.9%
Lubrizol Corp. ...................................        26,800     1,163,924
Methanex Corp. ...................................        63,300     1,186,242
RPM International, Inc. ..........................        63,500     1,102,995
Sensient Technologies Corp. ......................        63,000     1,127,700
                                                                  ------------
                                                                     4,580,861
                                                                  ------------

CONTAINERS & PACKAGING--0.8%
Rock-Tenn Co. (Class A) ..........................        67,900       926,835
                                                                  ------------

METALS & MINING--5.7%
Agnico-Eagle Mines, Ltd. .........................        74,200     1,466,192
Commercial Metals Co. ............................        38,700     1,452,798
IAMGOLD Corp. ....................................       151,900     1,187,858
IPSCO, Inc. ......................................        17,500     1,452,150
Massey Energy Co. ................................        29,700     1,124,739
                                                                  ------------
                                                                     6,683,737
                                                                  ------------

PAPER & FOREST PRODUCTS--1.1%
Potlatch Corp. ...................................        24,300     1,238,814
                                                                  ------------
  TOTAL MATERIALS ................................                  13,430,247
                                                                  ------------

UTILITIES--9.0%
ELECTRIC UTILITIES--1.8%
Cleco Corp. ......................................        50,300  $  1,048,755
Duquesne Light Holdings, Inc. ....................        63,100     1,029,792
                                                                  ------------
                                                                     2,078,547
                                                                  ------------

GAS UTILITIES--4.4%
Atmos Energy Corp. ...............................        39,000     1,020,240
Peoples Energy Corp. .............................        28,300       992,481
Southwest Gas Corp. ..............................        40,600     1,071,840
UGI Corp. ........................................        50,400     1,038,240
WGL Holdings, Inc. ...............................        34,300     1,031,058
                                                                  ------------
                                                                     5,153,859
                                                                  ------------
MULTI-UTILITIES & UNREGULATED POWER--2.8%
Energen Corp. ....................................        30,700     1,115,024
National Fuel Gas Co. ............................        32,900     1,026,151
Vectren Corp. ....................................        39,900     1,083,684
                                                                  ------------
                                                                     3,224,859
                                                                  ------------
  TOTAL UTILITIES ................................                  10,457,265
                                                                  ------------

TOTAL COMMON STOCKS
(Cost--$91,408,865) ..............................                 105,029,668
                                                                  ------------

                                                      PRINCIPAL
                                                       AMOUNT
                                                    ------------
SHORT-TERM SECURITIES--3.1%
REPURCHASE AGREEMENT*--3.1%
Nomura Securities International, Inc.,
  3.89%, dated 12/30/05,
  due 01/03/06, total to be
  received $3,626,595
  (Cost--$3,625,028) ...............................  $3,625,028     3,625,028
                                                                  ------------
TOTAL INVESTMENTS--93.1%
(Cost--$95,033,893) ................................               108,654,696

OTHER ASSETS LESS LIABILITIES--6.9% ................                 8,052,846
                                                                  ------------
NET ASSETS--100.0% .................................              $116,707,542
                                                                  ============

----------
* THE REPURCHASE AGREEMENT IS FULLY COLLATERALIZED BY U.S. GOVERNMENT AND/OR AGENCY OBLIGATIONS BASED ON MARKET PRICES AT THE DATE OF THIS PORTFOLIO. THE INVESTMENT IN THE REPURCHASE AGREEMENT IS THROUGH PARTICIPATION IN A TRI-PARTY ARRANGEMENT.

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/JP MORGAN SMALL CAP GROWTH PORTFOLIO
PORTFOLIO MANAGER'S COMMENTARY - DECEMBER 31, 2005
--------------------------------------------------------------------------------

MARKET CONDITIONS

     U.S. equity markets in 2005 were dominated by interest rate activity, as economic data was intensely scrutinized in order to better understand if interest rate hikes would come to a pause. Equities fell in the first quarter on concern about higher interest rates all along the yield curve. In February, Fed Chairman Greenspan stated that the low level of the 10-year Treasury yield was a "conundrum." Long yields were driven higher early in the year by higher-than-expected inflation figures.

     Markets gained steadily after the first quarter, however, on evidence of stable economic growth and tame inflation, which led investors to speculate that interest rates would not rise as high as originally feared. Although there were bumps in the road, particularly a slowdown in growth and a rise in inflation following the Gulf Coast hurricanes, the economy was generally supportive of equity gains in 2005. Equity markets were also sustained by corporate profit growth, estimated at more than 13% for 2005.

     The S&P 500 Index returned 4.9% in 2005, including a 5.8% gain in the second half of the year. The Nasdaq Composite Index underperformed the broad market for the full year, returning 2.1%. The Russell 2000 Index also slightly underperformed the broad market, returning 4.6% for 2005. Small-cap value stocks outperformed small-cap growth stocks in 2005 as the Russell 2000 Value Index returned 4.7%, compared to the Russell 2000 Growth Index, which returned 4.2%.

FACTORS AFFECTING THE PORTFOLIO'S PERFORMANCE

     The Portfolio outperformed its benchmark, the Russell 2000 Growth Index for the year ended December 31, 2005. Contributing to the Portfolio's outperformance was stock selection in both the health care and materials sectors. As a result of our bottom-up stock selection process, we expect stock selection to be the main driver of relative performance.

     Among the strong performers was VeriFone Holdings Inc., a leading global provider of technology for electronic payment transactions. VeriFone, formerly a division of Hewlett-Packard, completed its initial public offering on the NYSE in April 2005. VeriFone reported strong financial results throughout the year and consistently raised earnings guidance. The company launched several initiatives in the year, including a joint venture with computer security solutions designer McAfee Inc. to develop virus protection for point-of-sale payments.

     Another strong contributor was Newfield Exploration Co., an oil and gas exploration and production company. Newfield Exploration has undergone a transformation: by making strategic acquisitions to bolster its onshore and international presence, the company has realigned its energy portfolio away from the Gulf of Mexico to other offshore resources. While storm-related events lowered 2005 and 2006 production estimates, the outlook for 2007 is strong as newly discovered reserves in Malaysia and development efforts in south Texas are expected to come on line.

     Although the Portfolio outperformed its benchmark, stock selection in the information technology and energy sectors detracted from relative performance. Shares of Avocent Corp., declined sharply during the first-quarter as the computer parts company reduced guidance for that quarter's revenues. The company said lower sales resulted from difficulties with the launch of a new software product that occupied its sales staff and greater-than-expected seasonal softness in the original equipment manufacturer (OEM) market. The stock also came under pressure in the second half of the year. While third-quarter results were in line with expectations, the company issued fourth-quarter revenue guidance below many forecasts. However, Avocent is attractively valued and has a strong balance sheet and dominant market position, which we believe may push the stock forward.

     Another holding which disappointed during the period was Lions Gate Entertainment Corp., an independent producer of motion pictures, television programming and family entertainment. The company lowered its earnings outlook for its fiscal year ending March 31, 2006, citing softness in home entertainment products, direct-to-video releases and disappointment in the performance of the movie "In the Mix." Despite the reduced earnings outlook, the company stands behind its previously announced revenue and cash flow forecasts.

     THE PRECEDING COMMENTARY WAS PREPARED BY THE PORTFOLIO'S SUB-ADVISOR, J.P. MORGAN INVESTMENT MANAGEMENT, INC.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/JP MORGAN SMALL CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

[CHART]

PERFORMANCE INFORMATION*
--------------------------------------------------------------------------------

TOTAL RETURNS BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                       ROSZEL/JP MORGAN SMALL CAP                                                 S&P SMALL CAP 600/BARRA
                            GROWTH PORTFOLIO        S&P 500 INDEX    RUSSELL 2000 GROWTH INDEX         GROWTH INDEX
  7/1/2002                       $10,000               $10,000                $10,000                     $10,000
12/31/2002                       $ 8,500               $ 8,970                $ 8,437                     $ 8,973
12/31/2003                       $11,650               $11,544                $12,533                     $12,322
12/31/2004                       $12,700               $12,800                $14,326                     $15,032
12/31/2005                       $13,514               $13,428                $14,922                     $16,381

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                                                                  SINCE
                                                                 ONE YEAR       INCEPTION+
                                                                 --------       ----------
Roszel/JP Morgan Small Cap Growth Portfolio ....................   6.41%           8.98%
S&P 500 Index ..................................................   4.91%           8.79%
S&P Small Cap 600/Barra Growth Index^ ..........................   8.97%          15.14%
Russell 2000 Growth Index ......................................   4.15%          12.11%

----------
*    SEE NOTES TO PERFORMANCE INFORMATION.
+    JULY 1, 2002.
^ AS OF DECEMBER 31, 2005 THE S&P SMALL CAP 600/BARRA GROWTH INDEX WAS DISCONTINUED, AS A RESULT THE PORTFOLIO'S BENCHMARK WAS CHANGED TO THE RUSSELL 2000 GROWTH INDEX.

PORTFOLIO SUMMARY
AS OF DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                                                        PERCENTAGE
TOP TEN HOLDINGS**                                                    OF NET ASSETS
----------------------------------------------------------------      -------------
Charming Shoppes, Inc. .........................................            1.8%
VeriFone, Inc. .................................................            1.8
Brigham Exploration Co. ........................................            1.8
Foundation Coal Holdings, Inc. .................................            1.7
Diodes, Inc. ...................................................            1.5
Navigators Group, Inc. .........................................            1.4
Chemed Corp. ...................................................            1.4
Marlin Business Services, Inc. .................................            1.3
Hyperion Solutions Corp. .......................................            1.3
Amedisys, Inc. .................................................            1.3
                                                                      -------------
  Total                                                                    15.3%

                                                                        PERCENTAGE
HOLDINGS BY SECTOR                                                    OF NET ASSETS
----------------------------------------------------------------      -------------
Information Technology .........................................           23.6%
Consumer Discretionary .........................................           20.1
Health Care ....................................................           19.3
Industrials ....................................................           10.5
Financials .....................................................            9.8
Energy .........................................................            8.1
Materials ......................................................            4.2
Telecommunication Services .....................................            1.3
Consumer Staples ...............................................            1.1
Other# .........................................................            2.0
                                                                      -------------
  Total                                                                   100.0%

----------
**   EXCLUDING SHORT-TERM SECURITIES AND/OR CASH EQUIVALENTS.
 #   OTHER INCLUDES SHORT-TERM SECURITIES AND OTHER LIABILITIES IN EXCESS OF
     ASSETS.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/JP MORGAN SMALL CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2005                (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                       SHARES         VALUE
                                                    ------------  ------------
COMMON STOCKS -- 98.0%
CONSUMER DISCRETIONARY--20.1%
HOTELS, RESTAURANTS & LEISURE--4.4%
California Pizza Kitchen, Inc. * .................        26,250  $    839,212
Gaylord Entertainment Co. * ......................        19,150       834,749
Orient Express Hotels Ltd. .......................        24,700       778,544
Ruth's Chris Steak House, Inc. * .................        29,650       536,665
WMS Industries, Inc. * ...........................        23,900       599,651
                                                                  ------------
                                                                     3,588,821
                                                                  ------------

HOUSEHOLD DURABLES--1.2%
Champion Enterprises, Inc. * .....................        74,850     1,019,457
                                                                  ------------

LEISURE EQUIPMENT & PRODUCTS--2.2%
MarineMax, Inc.* .................................        33,050     1,043,389
SCP Pool Corp. ...................................        21,600       803,952
                                                                  ------------
                                                                     1,847,341
                                                                  ------------

MEDIA--2.1%
Carmike Cinemas, Inc. ............................        27,600       699,936
Lions Gate Entertainment Corp. * .................       131,150     1,007,232
                                                                  ------------
                                                                     1,707,168
                                                                  ------------

SPECIALTY RETAIL--6.9%
Aaron Rents, Inc. ................................        48,450     1,021,326
Charming Shoppes, Inc. * .........................       114,350     1,509,420
Children's Place Retail Stores, Inc. (The) * .....        16,600       820,372
DSW, Inc. (Class A) * ............................        28,800       755,136
GameStop Corp. (Class A) * .......................        23,700       754,134
Too, Inc. * ......................................        30,800       868,868
                                                                  ------------
                                                                     5,729,256
                                                                  ------------

TEXTILES, APPAREL & LUXURY GOODS--3.3%
Carter's, Inc. * .................................        11,200       659,120
Phillips - Van Heusen Corp. ......................        26,800       868,320
Skechers U.S.A., Inc.* ...........................        23,750       363,850
Volcom, Inc. * ...................................        25,250       858,752
                                                                  ------------
                                                                     2,750,042
                                                                  ------------
  TOTAL CONSUMER DISCRETIONARY ...................                  16,642,085
                                                                  ------------

CONSUMER STAPLES--1.1%
FOOD & STAPLES RETAILING--1.1%
Casey's General Stores, Inc. .....................        36,150       896,520
                                                                  ------------

ENERGY--8.1%
ENERGY EQUIPMENT & SERVICES--3.2%
Hornbeck Offshore Services, Inc. * ...............        32,143     1,051,076
Superior Energy Services, Inc. * .................        37,000       778,850
Universal Compression Holdings, Inc. * ...........        18,900       777,168
                                                                  ------------
                                                                     2,607,094
                                                                  ------------

OIL & GAS--4.9%
Brigham Exploration Co.* .........................       123,400     1,463,524
Newfield Exploration Co. * .......................        19,950       998,896
Pioneer Drilling Co.* ............................        43,650       782,645
Remington Oil & Gas Corp. * ......................        22,800       832,200
                                                                  ------------
                                                                     4,077,265
                                                                  ------------
  TOTAL ENERGY ...................................                   6,684,359
                                                                  ------------

FINANCIALS--9.8%
CAPITAL MARKETS--2.0%
Affiliated Managers Group * ......................        10,400  $    834,600
National Financial Partners Corp. ................        16,050       843,428
                                                                  ------------
                                                                     1,678,028
                                                                  ------------

COMMERCIAL BANKS--2.9%
Columbia Banking System, Inc. ....................        24,600       702,330
East-West Bancorp, Inc. ..........................        26,685       973,736
Preferred Bank/Los Angeles CA ....................         2,900       129,050
Texas Capital Bancshares, Inc. * .................         8,468       189,768
West Coast Bancorp/Oregon ........................        14,292       378,023
                                                                  ------------
                                                                     2,372,907
                                                                  ------------

DIVERSIFIED FINANCIAL SERVICES--2.1%
Intercontinental Exchange, Inc. * ................        16,050       583,417
Marlin Business Services, Inc. * .................        46,500     1,110,885
                                                                  ------------
                                                                     1,694,302
                                                                  ------------

INSURANCE--2.8%
American Physicians Capital, Inc. * ..............         4,929       225,699
James River Group, Inc. * ........................         7,400       146,890
Navigators Group, Inc. (The) * ...................        26,600     1,160,026
ProAssurance Corp. * .............................        16,900       822,016
                                                                  ------------
                                                                     2,354,631
                                                                  ------------
  TOTAL FINANCIALS ...............................                   8,099,868
                                                                  ------------
HEALTH CARE--19.3%
BIOTECHNOLOGY--3.8%
Alexion Pharmaceuticals, Inc. * ..................        21,550       436,387
Illumina, Inc. * .................................        56,400       795,240
Keryx Biopharmaceuticals, Inc. * .................        14,550       213,012
Myogen, Inc. * ...................................        14,150       426,764
Myriad Genetics, Inc. * ..........................        34,300       713,440
Telik, Inc. * ....................................        17,000       288,830
United Therapeutics Corp. * ......................         4,500       311,040
                                                                  ------------
                                                                     3,184,713
                                                                  ------------

HEALTH CARE EQUIPMENT & SUPPLIES--3.0%
Advanced Medical Optics, Inc. * ..................         9,700       405,460
ArthroCare Corp. * ...............................        19,100       804,874
DJ Orthopedics, Inc. * ...........................        33,950       936,341
Mentor Corp. .....................................         7,150       329,472
                                                                  ------------
                                                                     2,476,147
                                                                  ------------

HEALTH CARE PROVIDERS & SERVICES--8.5%
Amedisys, Inc. * .................................        25,400     1,072,896
Brookdale Senior Living, Inc. ....................         6,700       199,727
Chemed Corp. .....................................        22,550     1,120,284
Covance, Inc. * ..................................        17,050       827,777
Per-SeTechnologies, Inc. * .......................        45,700     1,067,552
Psychiatric Solutions, Inc. * ....................        13,600       798,864
Sunrise Senior Living, Inc. * ....................        10,150       342,157
Symbion, Inc.* ...................................        34,800       800,400
United Surgical Partners International, Inc.* ....        24,500       787,675
                                                                  ------------
                                                                     7,017,332
                                                                  ------------

PHARMACEUTICALS--4.0%
Adolor Corp. * ...................................        31,550       460,630
Atherogenics, Inc. * .............................        22,600       452,226
AVANIR Pharmaceuticals (Class A) * ...............       113,300       389,752
Cypress Bioscience, Inc. * .......................        62,550       361,539

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/JP MORGAN SMALL CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2005 (CONTINUED)    (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                       SHARES         VALUE
                                                    ------------  ------------
Nastech Pharmaceutical Co.,
  Inc. * .........................................        30,000  $    441,600
Theravance, Inc. * ...............................        17,400       391,848
ViroPharma, Inc. * ...............................        43,800       812,490
                                                                  ------------
                                                                     3,310,085
                                                                  ------------
  TOTAL HEALTH CARE ..............................                  15,988,277
                                                                  ------------

INDUSTRIALS--10.5%
AEROSPACE & DEFENSE--1.2%
ARGON ST, Inc. * .................................        32,850     1,017,693
                                                                  ------------

AIR FREIGHT & LOGISTICS--0.8%
UTI Worldwide, Inc. ..............................         7,200       668,448
                                                                  ------------

AIRLINES--0.9%
Skywest, Inc. ....................................        26,600       714,476
                                                                  ------------

BUILDING PRODUCTS--0.8%
Simpson Manufacturing Co., Inc. ..................        18,300       665,205
                                                                  ------------

COMMERCIAL SERVICES & SUPPLIES--2.8%
Educate, Inc. * ..................................        62,100       732,780
LECG Corp. * .....................................        33,650       584,837
Morningstar, Inc. * ..............................        29,450     1,020,148
                                                                  ------------
                                                                     2,337,765
                                                                  ------------

ELECTRICAL EQUIPMENT--1.2%
General Cable Corp. * ............................        48,850       962,345
                                                                  ------------

MACHINERY--1.1%
Oshkosh Truck Corp. ..............................        19,800       882,882
                                                                  ------------

MARINE--0.7%
American Commercial Lines, Inc. * ................        19,450       589,140
                                                                  ------------

ROAD & RAIL--1.0%
TAL International Group, Inc. * ..................        39,200       809,480
                                                                  ------------
  TOTAL INDUSTRIALS ..............................                   8,647,434
                                                                  ------------

INFORMATION TECHNOLOGY--23.6%
ADVERTISING--0.8%
Marchex, Inc. (Class B) * ........................        30,150       678,074
                                                                  ------------

COMMUNICATIONS EQUIPMENT--2.0%
Adtran, Inc. .....................................         4,400       130,856
Symmetricom, Inc. * ..............................        77,100       653,037
ViaSat, Inc. * ...................................        31,950       854,023
                                                                  ------------
                                                                     1,637,916
                                                                  ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS--1.4%
Aeroflex, Inc. * .................................        68,150       732,613
Global Imaging Systems, Inc.* ....................        12,500       432,875
                                                                  ------------
                                                                     1,165,488
                                                                  ------------

INTERNET SOFTWARE & SERVICES--2.9%
Avocent Corp. * ..................................        21,950       596,820
Digitas, Inc. * ..................................        59,500       744,940
Equinix, Inc. * ..................................        15,850  $    646,046
ValueClick, Inc. * ...............................        22,450       406,570
                                                                  ------------
                                                                     2,394,376
                                                                  ------------

IT SERVICES--2.1%
Alliance Data Systems Corp. * ....................        27,350       973,660
TALX Corp. .......................................        17,450       797,639
                                                                  ------------
                                                                     1,771,299
                                                                  ------------

SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT--6.4%
ATMI, Inc.* ......................................        13,100       366,407
Cirrus Logic, Inc. * .............................        79,450       530,726
Diodes, Inc. * ...................................        39,000     1,210,950
DSP Group, Inc. * ................................        31,050       778,113
Microsemi Corp.* .................................        31,750       878,205
PortalPlayer, Inc. * .............................        11,100       314,352
SiRF Technology Holdings, Inc.* ..................        15,000       447,000
Varian Semiconductor Equipment
  Associates, Inc. * .............................        17,100       751,203
                                                                  ------------
                                                                     5,276,956
                                                                  ------------

SOFTWARE--8.0%
Epicor Software Corp. * ..........................        66,724       942,810
Hyperion Solutions Corp. * .......................        30,825     1,104,152
Kronos, Inc. * ...................................         9,150       383,019
Progress Software Corp. * ........................        20,450       580,371
SERENA Software, Inc. * ..........................        33,650       788,756
VeriFone, Inc. * .................................        58,050     1,468,665
Verint Systems, Inc. * ...........................        17,000       585,990
Witness Systems, Inc. * ..........................        38,300       753,361
                                                                  ------------
                                                                     6,607,124
                                                                  ------------
  TOTAL INFORMATION
    TECHNOLOGY ...................................                  19,531,233
                                                                  ------------

MATERIALS--4.2%
CONSTRUCTION MATERIALS--1.0%
Eagle Materials, Inc. ............................         6,850       838,166
                                                                  ------------

METALS & MINING--3.2%
Allegheny Technologies, Inc. .....................        10,050       362,604
Century Aluminum Co. * ...........................        35,003       917,429
Foundation Coal Holdings,
  Inc. ...........................................        36,150     1,373,700
                                                                  ------------
                                                                     2,653,733
                                                                  ------------
                                                                  ------------
  TOTAL MATERIALS ................................                   3,491,899
                                                                  ------------

TELECOMMUNICATION SERVICES--1.3%
DIVERSIFIED TELECOMMUNICATION SERVICES--0.8%
Cbeyond Communications,
  Inc. * .........................................        62,650       645,295
                                                                  ------------

WIRELESS TELECOMMUNICATION SERVICES--0.5%
Nextel Partners, Inc. (Class A) * ................        15,450       431,673
                                                                  ------------

  TOTAL TELECOMMUNICATION
    SERVICES .....................................                   1,076,968
                                                                  ------------

TOTAL COMMON STOCKS
(Cost--$71,211,972) ..............................                  81,058,643
                                                                  ------------

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/JP MORGAN SMALL CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2005 (CONCLUDED)    (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                       AMOUNT         VALUE
                                                    ------------  ------------
SHORT-TERM SECURITIES--2.2%
DISCOUNT NOTE-- 2.2%
Federal Farm Credit Bank
  2.27%, due 01/03/06
  (Cost--$1,824,655) ** ..........................    $1,825,000   $ 1,824,655
                                                                  ------------
TOTAL INVESTMENTS--100.2%
(Cost--$73,036,627) ..............................                  82,883,298

OTHER LIABILITIES IN EXCESS OF
  ASSETS--(0.2)% .................................                    (191,486)
                                                                  ------------
NET ASSETS--100.0% ...............................                 $82,691,812
                                                                  ============

----------
*    NON-INCOME PRODUCING SECURITY.
**   ZERO COUPON SECURITY--RATE DISCLOSED IS YIELD AS OF DECEMBER 31, 2005.

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/DELAWARE TREND PORTFOLIO
PORTFOLIO MANAGER'S COMMENTARY - DECEMBER 31, 2005
--------------------------------------------------------------------------------

MARKET CONDITIONS

     Fluctuating energy prices dominated market movements in 2005. Lingering optimism from the end of 2004 was dashed in the first quarter, as rising energy prices spread fear of a decelerating economy. In May, however, investors stepped back into the market, as energy prices eased and inflation fears subsided. The rally continued through July before softening in August. Then, despite the cataclysm of Hurricanes Katrina and Rita, ensuing high energy prices, and continued Fed tightening, the market actually rose in September before closing the year with modestly positive returns in the final three months. For the full year, gains across the cap spectrum also were limited, except for a bulge in the middle. The Russell 2000 Index rose 4.55%, while the Russell Top 200 Index gained only 3.77% for the year. In notable contrast was the Russell Midcap Value Index's 12.65% return. The "midcap effect" clearly benefited the Russell 2500 index, which returned 8.11%, over 350 bps ahead of the Russell 2000. Interestingly, only within the 2500 style indices did growth outperform value. In all other cap ranges - 2000, Midcap, 1000 and Top 200 - value outperformed, as it has for five of the last six years. Within the Russell 2500 Growth Index, every sector finished in positive territory, except financials, but none approached the energy sector, which soared 58%.

FACTORS AFFECTING THE PORTFOLIO'S PERFORMANCE

     The Portfolio's performance returned 4.74% for the last twelve months, versus the Russell 2000 Growth Index's 4.15% return and the Russell 2500 Growth Index's return of 8.17%. Overall stock selection for the year was positive, led by the health care, financials, business services and information technology sectors. Another source of positive contribution was our information technology weighting, which captured alpha in the first-quarter by being underweight while the sector lagged. Based on our belief that valuations had gotten washed out and that fundamentals were improving, we increased the weight dramatically over the following two quarters to a slight overweight.

     The top ten performers over the past year came from five different sectors, health care, alone, accounting for four. The second-quarter rebound in biotech was immensely aided by the acquisition of one of the portfolio's top performers
- Vicuron Pharmaceuticals. Its acquisition by Pfizer at a 75% premium lent credence to our contention that the indiscriminate drubbing that the market had meted out on biotech-related stocks in the first-quarter had produced some tremendous unrecognized return potential. Other beneficiaries of the change in sentiment included Amylin Pharmaceuticals, which rose 71% largely in response to positive results regarding its diabetes drug. The Portfolio's top performer was Salesforce.com, a leader in on-demand software deployment, which rose 110%. Second among actual contributors was Carter's, Inc., up 73% on a strong reception from investors regarding its purchase of OshKosh B'Gosh and improved growth opportunities.

     The largest hindrance to performance was an underweight in energy, part of which we recovered in the fourth-quarter when energy softened. While we were confident that energy stocks had gotten ahead of themselves in September and consumer stocks had been oversold, we have continued to believe that a secular demand-driven shift in the energy sector is creating opportunities for select energy-related companies to sustain growth independent of short-term oil-price volatility. Accordingly, we took advantage of the decline in energy stocks in the fourth-quarter to reduce our underweight in the sector. Also hurting performance was stock selection in consumer services, led by severe declines in Cash America Investments and Four Seasons Hotels, both of which we exited.

     We enter 2006 fairly optimistic about the overall economy and the potential for positive stock performance. An end to Federal Reserve rate increases and a leveling in energy prices could establish a solid operating environment for many businesses, leading to continued sales and profit growth. We are comfortable with our current portfolio weights and believe that we will be able to participate in a strong market environment. While changes in portfolio positioning throughout the past year have reduced the portfolio's sensitivity to the over or under performance of any particular sector, we continue to focus on stock selection - finding and holding individual companies that have delivered and will be able to continue to deliver strong sales and profit growth.

     THE PRECEDING COMMENTARY WAS PREPARED BY THE PORTFOLIO'S SUB-ADVISOR, DELAWARE MANAGEMENT COMPANY.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/DELAWARE TREND PORTFOLIO
--------------------------------------------------------------------------------

[CHART]

PERFORMANCE INFORMATION*
--------------------------------------------------------------------------------

TOTAL RETURNS BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                ROSZEL/DELAWARE TREND PORTFOLIO     S&P 500 INDEX   RUSSELL 2500 GROWTH INDEX
5/1/2003                    $10,000                    $10,000             $10,000
12/31/2003                  $12,390                    $12,276             $13,902
12/31/2004                  $13,820                    $13,611             $15,931
12/31/2005                  $14,476                    $14,280             $17,233

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                                                                    SINCE
                                                                   ONE YEAR       INCEPTION+
                                                                   --------       ----------
Roszel/Delaware Trend Portfolio ...............................      4.74%          14.87%
S&P 500 Index .................................................      4.91%          14.29%
Russell 2500 Growth Index .....................................      8.17%          22.64%

----------
*    SEE NOTES TO PERFORMANCE INFORMATION.
+    MAY 1, 2003.

PORTFOLIO SUMMARY
AS OF DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                                                          PERCENTAGE
TOP TEN HOLDINGS**                                                      OF NET ASSETS
------------------------------------------------------------------      -------------
Coach, Inc. ......................................................            3.7%
Carter's, Inc. ...................................................            2.6
Websense, Inc. ...................................................            2.4
Protein Design Labs, Inc. ........................................            2.3
MSC Industrial Direct Co., Inc.
  (Class A) ......................................................            2.1
West Corp.  ......................................................            2.1
UTI Worldwide, Inc. ..............................................            2.0
Monster Worldwide, Inc. ..........................................            1.9
American Reprographics Co. .......................................            1.9
Resources Connection, Inc. .......................................            1.8
                                                                        -------------
  Total                                                                      22.8%

                                                                          PERCENTAGE
HOLDINGS BY SECTOR                                                      OF NET ASSETS
------------------------------------------------------------------      -------------
Information Technology ...........................................           28.8%
Health Care ......................................................           23.0
Consumer Discretionary ...........................................           21.1
Industrials ......................................................           11.8
Financials .......................................................            9.5
Energy ...........................................................            3.0
Materials ........................................................            0.7
Consumer Staples .................................................            0.6
Other# ...........................................................            1.5
                                                                        -------------
  Total                                                                     100.0%

----------
**   EXCLUDING SHORT-TERM SECURITIES AND/OR CASH EQUIVALENTS.
 #   OTHER INCLUDES SHORT-TERM SECURITIES AND OTHER ASSETS LESS LIABILITIES.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/DELAWARE TREND PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2005                (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                       SHARES         VALUE
                                                    ------------  ------------
COMMON STOCKS--98.5%
CONSUMER DISCRETIONARY--21.1%
AUTOMOBILES--1.5%
Winnebago Industries, Inc. .......................        18,900  $    628,992
                                                                  ------------

HOTELS, RESTAURANTS & LEISURE--8.3%
Cheesecake Factory, Inc. (The) * .................        16,950       633,760
Kerzner International Ltd. * .....................         8,000       550,000
P.F. Chang's China Bistro, Inc. * ................         8,400       416,892
Sonic Corp. * ....................................        25,050       738,975
Texas Roadhouse, Inc.
  (Class A) * ....................................        28,500       443,175
Wynn Resorts Ltd. * ..............................        13,800       756,930
                                                                  ------------
                                                                     3,539,732
                                                                  ------------

MEDIA--1.3%
Getty Images, Inc. * .............................         6,300       562,401
                                                                  ------------

SPECIALTY RETAIL--3.7%
DSW, Inc. (Class A) * ............................        13,700       359,214
MSC Industrial Direct Co., Inc.
  (Class A) ......................................        22,400       900,928
Tractor Supply Co. * .............................         5,900       312,346
                                                                  ------------
                                                                     1,572,488
                                                                  ------------

TEXTILES, APPAREL & LUXURY GOODS--6.3%
Carter's, Inc. * .................................        18,500     1,088,725
Coach, Inc. * ....................................        47,500     1,583,650
                                                                  ------------
                                                                     2,672,375
                                                                  ------------

  TOTAL CONSUMER
    DISCRETIONARY ................................                   8,975,988
                                                                  ------------

CONSUMER STAPLES--0.6%
FOOD PRODUCTS--0.6%
Peet's Coffee & Tea, Inc. * ......................         8,100       245,835
                                                                  ------------

ENERGY--3.0%
ENERGY EQUIPMENT & SERVICES--3.0%
Cal Dive International, Inc. * ...................        11,620       417,042
CARBO Ceramics, Inc. .............................         4,750       268,470
Hydril * .........................................         9,400       588,440
                                                                  ------------

  TOTAL ENERGY ...................................                   1,273,952
                                                                  ------------

FINANCIALS--9.5%
CAPITAL MARKETS--1.2%
Waddell & Reed Financial, Inc. ...................        25,000       524,250
                                                                  ------------

COMMERCIAL BANKS--2.7%
City National Corp. ..............................         8,200       594,008
UCBH Holdings, Inc. ..............................         7,000       125,160
Whitney Holding Corp. ............................        15,200       418,912
                                                                  ------------
                                                                     1,138,080
                                                                  ------------

INSURANCE--4.5%
Aspen Insurance Holdings Ltd. ....................        11,700       276,939
Delphi Financial Group, Inc.
  (Class A) ......................................         8,950       411,789
Hanover Insurance Group, Inc.
  (The) ..........................................        10,600       442,762
IPC Holdings Ltd. ................................         6,200  $    169,756
PartnerRe Ltd. ...................................         9,500       623,865
                                                                  ------------
                                                                     1,925,111
                                                                  ------------

THRIFTS & MORTGAGE FINANCE--1.1%
Webster Financial Corp. ..........................         9,800       459,620
                                                                  ------------
  TOTAL FINANCIALS ...............................                   4,047,061
                                                                  ------------

HEALTH CARE--23.0%
BIOTECHNOLOGY--9.3%
Digene Corp. * ...................................        14,600       425,882
Encysive Pharmaceuticals, Inc. * .................        55,500       437,895
Exelixis, Inc. * .................................        29,100       274,122
Neurocrine Biosciences, Inc. * ...................         9,900       621,027
Protein Design Labs, Inc. * ......................        33,800       960,596
Telik, Inc. * ....................................        32,500       552,175
United Therapeutics Corp. * ......................         9,600       663,552
                                                                  ------------
                                                                     3,935,249
                                                                  ------------

HEALTH CARE EQUIPMENT & SUPPLIES--5.8%
Align Technology, Inc. * .........................        42,500       274,975
Conceptus, Inc. * ................................        35,900       453,058
Cytyc Corp.* .....................................        18,000       508,140
Fisher Scientific International,
  Inc. * .........................................        11,100       686,646
Nektar Therapeutics, Inc. * ......................        34,200       562,932
                                                                  ------------
                                                                     2,485,751
                                                                  ------------

HEALTH CARE PROVIDERS & SERVICES--1.2%
Advisory Board Co. (The) * .......................        10,800       514,836
                                                                  ------------

PHARMACEUTICALS--6.7%
Amylin Pharmaceuticals, Inc. * ...................        11,900       475,048
CV Therapeutics, Inc.* ...........................        16,400       405,572
First Horizon Pharmaceutical
  Corp.* .........................................        27,000       465,750
MGI Pharma, Inc. * ...............................        38,000       652,080
Par Pharmaceutical Cos., Inc. * ..................        11,600       363,544
Progenics Pharmaceuticals,
  Inc. * .........................................        18,900       472,689
                                                                  ------------
                                                                     2,834,683
                                                                  ------------
  TOTAL HEALTH CARE ..............................                   9,770,519
                                                                  ------------

INDUSTRIALS--11.8%
AIR FREIGHT & LOGISTICS--3.3%
J.B. Hunt Transport Services,
  Inc ............................................        24,800       561,472
UTI Worldwide, Inc. ..............................         9,000       835,560
                                                                  ------------
                                                                     1,397,032
                                                                  ------------

COMMERCIAL SERVICES & SUPPLIES--7.1%
Bright Horizons Family
  Solutions, Inc. * ..............................        15,800       585,390
Monster Worldwide, Inc. * ........................        19,800       808,236
Resources Connection, Inc. * .....................        29,100       758,346
West Corp. * .....................................        21,000       885,150
                                                                  ------------
                                                                     3,037,122
                                                                  ------------

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/DELAWARE TREND PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2005 (CONCLUDED)  (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                       SHARES         VALUE
                                                    ------------  ------------
MACHINERY--1.4%
Bucyrus International, Inc. ......................        11,300  $    595,510
                                                                  ------------
  TOTAL INDUSTRIALS ..............................                   5,029,664
                                                                  ------------

INFORMATION TECHNOLOGY--28.8%
COMMUNICATIONS EQUIPMENT--3.3%
Polycom, Inc. * ..................................        36,300       555,390
SafeNet, Inc.* ...................................         7,700       248,094
Tekelec * ........................................        42,700       593,530
                                                                  ------------
                                                                     1,397,014
                                                                  ------------

COMPUTERS & PERIPHERALS--0.6%
Hutchinson Technology, Inc. * ....................         9,600       273,120
                                                                  ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS--3.8%
Mettler Toledo International,
  Inc. * .........................................        12,900       712,080
Paxar Corp. * ....................................        19,600       384,748
Vishay Intertechnology, Inc.* ....................        36,700       504,992
                                                                  ------------
                                                                     1,601,820
                                                                  ------------

INTERNET SOFTWARE & SERVICES--4.9%
Akamai Technologies, Inc. * ......................        28,300       564,019
Avocent Corp. * ..................................        14,100       383,379
F5 Networks, Inc. * ..............................         9,900       566,181
Opsware, Inc. * ..................................        82,300       558,817
                                                                  ------------
                                                                     2,072,396
                                                                  ------------

SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT--4.4%
Cymer, Inc. * ....................................        11,400       404,814
Fairchild Semiconductor
  International, Inc. (Class A) * ................        13,400       226,594
FormFactor, Inc.* ................................         3,800        92,834
Microsemi Corp.* .................................        23,300       644,478
Semtech Corp. * ..................................        27,700       505,802
                                                                  ------------
                                                                     1,874,522
                                                                  ------------

SOFTWARE--11.8%
American Reprographics Co.* ......................        31,000       787,710
Informatica Corp. * ..............................        56,800       681,600
Jack Henry & Associates, Inc. ....................        11,500       219,420
Mercury Interactive Corp. * ......................         4,400       122,276
Micromuse, Inc. * ................................        34,900       345,161
NAVTEQ Corp. * ...................................         9,100       399,217
RSA Security, Inc. * .............................           700         7,861
Salesforce.com, Inc. * ...........................        15,400       493,570
TIBCO Software, Inc. * ...........................        54,200       404,874
Websense, Inc. * .................................        15,800     1,037,112
Wind River Systems, Inc. * .......................        36,900       545,013
                                                                  ------------
                                                                     5,043,814
                                                                  ------------

  TOTAL INFORMATION
    TECHNOLOGY ...................................                  12,262,686
                                                                  ------------

MATERIALS--0.7%
CONSTRUCTION MATERIALS--0.7%
AMCOL International Corp. ........................        15,600       320,112
                                                                  ------------

TOTAL COMMON STOCKS
(Cost--$34,291,804) ..............................                  41,925,817

                                                       PRINCIPAL
                                                        AMOUNT       VALUE
                                                    ------------  ------------
SHORT-TERM SECURITIES--0.6%
REPURCHASE AGREEMENT**--0.6%
Nomura Securities International,
  Inc., 3.89%, dated 12/30/05,
  due 01/03/06, total to be
  received $250,129
  (Cost--$250,021) ...............................      $250,021   $   250,021
                                                                  ------------
TOTAL INVESTMENTS--99.1%
(Cost--$34,541,825) ..............................                  42,175,838
                                                                  ------------
OTHER ASSETS LESS
  LIABILITIES--0.9% ..............................                     365,491
                                                                  ------------
NET ASSETS--100.0% ...............................                 $42,541,329
                                                                  ============

----------

*    NON-INCOME PRODUCING SECURITY.

** THE REPURCHASE AGREEMENT IS FULLY COLLATERALIZED BY U.S. GOVERNMENT AND/OR AGENCY OBLIGATIONS BASED ON MARKET PRICES AT THE DATE OF THIS PORTFOLIO. THE INVESTMENT IN THE REPURCHASE AGREEMENT IS THROUGH PARTICIPATION IN A TRI-PARTY ARRANGEMENT.

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/LORD ABBETT BOND DEBENTURE PORTFOLIO
PORTFOLIO MANAGER'S COMMENTARY - DECEMBER 31, 2005
--------------------------------------------------------------------------------
MARKET CONDITIONS

     In 2005, the Federal Reserve Board (the Fed) raised interest rates eight times to 4.25%, following five increases over the second half of 2004. This degree of tightening would usually cause long-term bond prices to fall, bringing about negative returns in fixed income markets. The current environment has therefore been somewhat unusual, in that long-term interest rates have remained remarkably steady with the 10-year Treasury finishing the year at 4.39% after starting the year at 4.22%. In most market segments, bond returns - though lackluster, have remained in positive territory for the year.

     The Merrill Lynch U.S. High Yield Master II Index posted a 2.74% total return, the Lehman Aggregate Index posted a 2.43% gain for the year, and the Merrill Lynch All Convertibles Index returned 1.01%. As a point of comparison, the S&P 500 Index was up 4.91%. Convertible bond indexes did not participate in the market's upside to the extent they typically do. This was principally caused by a steep sell-off in convertible bonds in the first half of the year. Convertible bonds became vulnerable as valuations were pushed up by aggressive hedge fund buying. When rising short rates began to make their arbitrage less profitable, hedge funds left the market en masse, causing a price decline. Fortunately, we had anticipated this event and were able to avoid most of the hardest-hit names in this segment.

     In 2005, investors showed a preference for higher rated securities. Within the high yield market, C-rated bonds underperformed single and double B-rated bonds, with the CCC-Index down -0.56%, the B-Index up 3.72%, and the BB-Index up 3.09%. In the convertible market, investment grade issues beat speculative grade issues as well. Even in the high-grade portion of the market, mortgages, treasuries, and higher-grade corporates outperformed lower rated corporates.

FACTORS AFFECTING THE PORTFOLIO'S PERFORMANCE

     Detracting from performance for the year were the paper products, media, and automotive industries. The paper products industry suffered from the inability to pass along higher input costs. Tembec, a Canadian holding, was further hurt by the appreciation of the Canadian dollar. A media holding suffered poor performance, negatively affected by restructuring efforts aimed to benefit stockholders.

     U.S. automotive-related names remained under pressure, facing market share losses, high pension costs, and elevated energy and commodity costs. Our underweight of this sector helped performance for the year ended December 31, 2005. Energy and energy related holdings were the largest contributors to performance in 2005, as energy prices and capital spending remained elevated throughout 2005. Additionally, telecommunications holdings outperformed during the year.

     As referenced above, we benefited from our positioning within the convertible securities arena, especially during the market sell-off this spring.

     THE PRECEDING COMMENTARY WAS PREPARED BY THE PORTFOLIO'S SUB-ADVISOR, LORD, ABBETT & CO. LLC.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/LORD ABBETT BOND DEBENTURE PORTFOLIO
--------------------------------------------------------------------------------

[CHART]

PERFORMANCE INFORMATION*
--------------------------------------------------------------------------------
TOTAL RETURNS BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                          ROSZEL/LORD ABBETT BOND       MERRILL LYNCH U.S. HIGH YIELD     MERRILL LYNCH U.S. DOMESTIC
                            DEBENTURE PORTFOLIO                MASTER II INDEX                 MASTER BOND INDEX
7/1/2002               $                       10,000   $                       10,000   $                       10,000
12/31/2002             $                       10,574   $                       10,368   $                       10,651
12/31/2003             $                       12,373   $                       13,285   $                       11,090
12/31/2004             $                       13,380   $                       14,729   $                       11,572
12/31/2005             $                       13,679   $                       15,133   $                       11,868

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                                                                    SINCE
                                                                  ONE YEAR        INCEPTION+
                                                               --------------    ------------
Roszel/Lord Abbett Bond Debenture Portfolio ................             2.23%           9.36%
Merrill Lynch U.S. High Yield Master II Index ..............             2.74%          12.57%
Merrill Lynch U.S. Domestic Master Bond Index ..............             2.56%           5.01%

----------
*   SEE NOTES TO PERFORMANCE INFORMATION.
+   JULY 1, 2002.

PORTFOLIO SUMMARY
AS OF DECEMBER 31, 2005

                                                                  PERCENTAGE
TOP TEN HOLDINGS**                                               OF NET ASSETS
------------------------------------------------------------   -----------------
Federal National Mortgage Assn. ............................
   6.00% due 05/01/33 ......................................                  2.3%
Federal National Mortgage Assn .............................
   6.00% due 03/01/33 ......................................                  2.0
Qwest Capital Funding, Inc. ................................
   7.90% due 08/15/10 ......................................                  1.7
Iron Mountain, Inc. ........................................
   7.75% due 01/15/15 ......................................                  1.6
El Paso Corp. ..............................................
   7.00% due 05/15/11 ......................................                  1.6
General Motors Acceptance Corp. ............................
   7.25% due 03/02/11 ......................................                  1.5
Gaylord Entertainment Co. ..................................
   8.00% due 11/15/13 ......................................                  1.3
Owens-Brockway
   8.88% due 02/15/09 ......................................                  1.3
Constellation Brands, Inc.,
   Series A ................................................                  1.3
Liberty Media Corp. ........................................
   3.25% due 03/15/31 (b) ..................................                  1.2
                                                               ------------------
   Total                                                                    15.8%

                                                                 PERCENTAGE OF
                                                                 FIXED INCOME
S&P RATINGS**                                                     INVESTMENTS
------------------------------------------------------------   -----------------
AAA-A ......................................................                  3.7%
BBB-B ......................................................                 78.3
CCC-C ......................................................                  6.4
U.S. Government & Agencies
Obligations ................................................                  8.8
Not Rated Securities .......................................                  2.8
                                                               ------------------
Total                                                                       100.0%

                                                                  PERCENTAGE
HOLDINGS BY SECTOR                                               OF NET ASSETS
------------------------------------------------------------   -----------------
Consumer Discretionary .....................................                 18.0%
Industrials ................................................                 12.0
Materials ..................................................                 11.6
Energy .....................................................                 11.4
Health Care ................................................                  9.0
Utilities ..................................................                  8.9
U.S. Government Securities .................................                  8.0
Telecommunication Services .................................                  6.9
Financials .................................................                  4.5
Consumer Staples ...........................................                  4.4
Information Technology .....................................                  3.2
Other# .....................................................                  2.1
                                                               ------------------
 Total                                                                     100.0%

----------
**  EXCLUDING SHORT-TERM SECURITIES AND/OR CASH EQUIVALENTS.
 #  OTHER INCLUDES SHORT-TERM SECURITIES AND OTHER LIABILITIES IN EXCESS OF
    ASSETS.
(b) CONVERTIBLE BOND.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/LORD ABBETT BOND DEBENTURE PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2005                (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                                     S&P
                                                                   RATING           PRINCIPAL
                                                                 (UNAUDITED)          AMOUNT            VALUE
                                                               ---------------   ---------------   ---------------
FIXED INCOME
  INVESTMENTS--91.4%
CONSUMER DISCRETIONARY--17.8%
AUTO COMPONENTS--0.7%
Cooper Standard Auto
   8.38% due 12/15/14 ......................................          B          $        75,000   $        57,000
Stanadyne Corp.
   10.00% due 08/15/14 .....................................         B-                   25,000            24,000
                                                                                                   ---------------
                                                                                                            81,000
                                                                                                   ---------------
AUTOMOBILES--0.9%
Ford Motor Credit Co.
   7.38% due 10/28/09 ......................................         BB+                 125,000           110,861
                                                                                                   ---------------
HOTELS, RESTAURANTS & LEISURE--6.8%
Denny's Corp.
   10.00% due 10/01/12 .....................................        CCC+                  50,000            50,750
Gaylord Entertainment Co.
   8.00% due 11/15/13 ......................................         B-                  150,000           157,125
Hilton Hotels Corp.
   3.38% due 04/15/23 (b) ..................................        BBB-                  50,000            58,812
International Game Technology
   1.51% due 01/29/33 (b)(d) ...............................         BBB                  75,000            49,969
Isle of Capri Casinos, Inc.
   7.00% due 03/01/14 ......................................          B                  100,000            97,500
Landry's Restaurants,Inc.,
   Series B
   7.50% due 12/15/14 ......................................          B                   25,000            23,375
Loews Cineplex
   Entertainment Corp.
   9.00% due 08/01/14 ......................................         CCC+                100,000           101,000
MGM MIRAGE
   6.75% due 09/01/12 ......................................         BB                   50,000            50,687
Premier Entertainment
   Biloxi LLC / Premier Finance
   10.75% due 02/01/12 .....................................         B-                   25,000            24,125
Scientific Games Co.
   6.25% due 12/15/12 ......................................         B+                   75,000            73,781
Starwood Hotels &
   Resorts Worldwide, Inc.
   3.50% due 05/16/23 (b) ..................................         BB+                 100,000           128,125
Wynn Las Vegas Capital Corp.
   6.63% due 12/01/14 ......................................         B+                   25,000            24,313
                                                                                                   ---------------
                                                                                                           839,562
                                                                                                   ---------------
HOUSEHOLD DURABLES--0.7%
Standard Pacific Corp.
   7.00% due 08/15/15 ......................................         BB                  100,000            92,250
                                                                                                   ---------------

LEISURE EQUIPMENT & PRODUCTS--0.9%
Hard Rock Hotel, Inc.
   8.88% due 06/01/13 ......................................          B                  100,000           107,750
                                                                                                   ---------------
MEDIA--7.2%
Allbritton Communications Co.
   7.75% due 12/15/12 ......................................         B-                  100,000           100,500
CCH I LLC
   11.00% due 10/01/15 (c) .................................        CCC-                  34,000            28,560
DirecTV Holdings LLC
   6.38% due 06/15/15 ......................................         BB-         $        50,000   $        48,875
Echostar DBS Corp. .........................................
   6.38% due 10/01/11 ......................................         BB-                  75,000            72,187
Houghton Mifflin Co. .......................................
   8.25% due 02/01/11 ......................................         B-                  100,000           103,250
Interpublic Group of Cos., Inc. ............................
   6.25% due 11/15/14 ......................................         B+                   35,000            30,100
Liberty Media Corp. ........................................
   3.25% due 03/15/31 (b) ..................................         BB+                 200,000           150,750
Mediacom Broadband LLC
   8.50% due 10/15/15 (c) ..................................          B                   50,000            46,313
Mediacom LLC/Mediacom
   Capital Corp.
   9.50% due 01/15/13 ......................................          B                   50,000            48,813
Sinclair Broadcast Group, Inc.
   8.00% due 03/15/12 ......................................          B                  140,000           144,200
   6.00% due 09/15/12 (b) ..................................         B-                  125,000           108,906
                                                                                                   ---------------
                                                                                                           882,454
                                                                                                   ---------------
TEXTILES, APPAREL & LUXURY GOODS--0.6%
INVISTA
   9.25% due 05/01/12 (c) ..................................         B+                   65,000            69,387
                                                                                                   ---------------
TOTAL CONSUMER
 DISCRETIONARY .............................................                                             2,183,264
                                                                                                   ---------------
CONSUMER STAPLES--3.1%
FOOD & STAPLES RETAILING--0.8%
Stater Brothers Holdings
   8.13% due 06/15/12 ......................................         BB-                 105,000           103,950
                                                                                                   ---------------
FOOD PRODUCTS--0.4%
Chiquita Brands
   International, Inc.
   7.50% due 11/01/14 ......................................         B-                   50,000            44,000
                                                                                                   ---------------
HOUSEHOLD PRODUCTS--1.1%
Rayovac Corp.
   8.50% due 10/01/13 ......................................         B-                  150,000           130,875
                                                                                                   ---------------
PERSONAL PRODUCTS--0.8%
Elizabeth Arden, Inc.
   7.75% due 01/15/14 ......................................         B-                  100,000           101,000
                                                                                                   ---------------
   TOTAL CONSUMER
    STAPLES ................................................                                               379,825
                                                                                                   ---------------
ENERGY--10.9%
ENERGY EQUIPMENT & SERVICES--2.6%
CHC Helicopter Corp.
   7.38% due 05/01/14 ......................................          B                   50,000            50,562
Grant Prideco, Inc.
   6.13% due 08/15/15 (c) ..................................         BB                   25,000            24,938
Offshore Logistics, Inc.
   6.13% due 06/15/13 ......................................         BB                  100,000            93,500
Schlumberger Ltd.
   1.50% due 06/01/23 (b) ..................................         A+                   50,000            68,750
Williams Cos., Inc.
   7.88% due 09/01/21 ......................................         B+                   75,000            81,187
                                                                                                   ---------------
                                                                                                           318,937
                                                                                                   ---------------

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/LORD ABBETT BOND DEBENTURE PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2005 (CONTINUED)  (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                          S&P
                                                         RATING           PRINCIPAL
                                                       (UNAUDITED)         AMOUNT             VALUE
                                                     ---------------   ---------------   ---------------
OIL & GAS--8.3%
Chesapeake Energy Corp.
   7.00% due 08/15/14 ............................         BB          $        60,000   $        62,100
   6.25% due 01/15/18 ............................         BB                   50,000            49,000
Clayton Williams
   Energy, Inc.                                                                                        -
   7.75% due 08/01/13 ............................         B-                   25,000            24,000
Devon Energy Corp.
   4.90% due 08/15/08 (b) ........................         BBB                  25,000            28,781
El Paso Corp.
   7.00% due 05/15/11 ............................         B-                  200,000           198,500
Ferrellgas Partners LP
   6.75% due 05/01/14 ............................         B+                   40,000            37,800
Hanover Compressor Co.
   8.63% due 12/15/10 ............................          B                   75,000            79,313
   4.75% due 01/15/14 (b) ........................          B                   40,000            45,600
   9.00% due 06/01/14 ............................          B                   25,000            27,250
Hornbeck Offshore
   Services, Inc., Series B
   6.13% due 12/01/14 ............................        BB-                   70,000            68,250
Houston Exploration Co.
   7.00% due 06/15/13 ............................          B                  150,000           144,000
KCS Energy, Inc.
   7.13% due 04/01/12 ............................         B-                   50,000            49,875
Kerr-McGee Corp.
   6.95% due 07/01/24 ............................         BB+                  60,000            63,641
Pogo Producing Co.
   6.63% due 03/15/15 ............................         B+                   75,000            73,125
Quicksilver Resources, Inc.
   1.88% due 11/01/24 (b) ........................         NR+                  25,000            38,031
Range Resources Corp.
   7.38% due 07/15/13 ............................          B                   25,000            25,875
                                                                                         ---------------
                                                                                               1,015,141
                                                                                         ---------------
   TOTAL ENERGY .....................................                                          1,334,078
                                                                                         ---------------

FINANCIALS--3.5%
CONSUMER FINANCE--1.8%
General Motors
   Acceptance Corp.
   7.25% due 03/02/11 ............................         BB                  200,000           183,827
   6.75% due 12/01/14 ............................         BB                   35,000            31,487
                                                                                         ---------------
                                                                                                 215,314
                                                                                         ---------------
DIVERSIFIED FINANCIAL SERVICES--1.7%
American Express Co.
   1.85% due 12/01/33 (a)(b) .....................         A+                   75,000            79,594
Morgan Stanley
   1.00% due 03/30/12 (b)(c) .....................         A+                   40,000            41,624
Sensus Metering Systems, Inc.
   8.63% due 12/15/13 ............................         B-                  100,000            88,500
                                                                                         ---------------
                                                                                                 209,718
                                                                                         ---------------
   TOTAL FINANCIALS .................................                                            425,032
                                                                                         ---------------

HEALTH CARE--8.2%
BIOTECHNOLOGY--0.8%
Bio-Rad Laboratories, Inc.
   6.13% due 12/15/14 ............................         BB-                  50,000            49,375
Invitrogen Corp.
   3.25% due 06/15/25 (b) ........................         NR+                  50,000            47,875
                                                                                         ---------------
                                                                                                  97,250
                                                                                         ---------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.6%
CDRV Investors, Inc.
   0.00% due 01/01/15 (a) ........................         B-          $        50,000   $        30,625
Fisher Scientific International, Inc.
   2.50% due 10/01/23 (b) ........................        BBB-                  50,000            69,625
Medtronic, Inc., Series B
   1.25% due 09/15/21 (b) ........................         AA-                 100,000           101,250
                                                                                         ---------------
                                                                                                 201,500
                                                                                         ---------------
HEALTH CARE PROVIDERS & SERVICES--2.7%
AmeriPath, Inc.
   10.50% due 04/01/13 ...........................         B-                  100,000           106,000
DaVita, Inc.
   7.25% due 03/15/15 ............................          B                   50,000            50,625
Manor Care, Inc.
   2.13% due 08/01/35 (a)(b)(c) ..................         BBB                  50,000            51,500
PacifiCare Health Systems
   10.75% due 06/01/09 ...........................         NR+                   6,000             6,428
Tenet Healthcare Corp.
   7.38% due 02/01/13 ............................          B                   75,000            69,187
   9.88% due 07/01/14 ............................          B                   50,000            50,625
                                                                                         ---------------
                                                                                                 334,365
                                                                                         ---------------
PHARMACEUTICALS--3.1%
Alza Corp.
   1.32% due 07/28/20(b)(d) ......................         AAA                  75,000            61,875
MGI Pharma, Inc.
   1.68% due 03/02/24 (a)(b) .....................         NR+                  75,000            46,313
Mylan Labs, Inc.
   6.38% due 08/15/15 (c) ........................         BB+                  50,000            50,062
Omnicare, Inc.
   6.88% due 12/15/15 ............................         BB+                  25,000            25,375
Teva Pharmaceutical
   Finance NV
   0.38% due 11/15/22 (b) ........................         BBB                  25,000            50,000
Warner Chilcott Corp.
   8.75% due 02/01/15 (c) ........................        CCC+                  50,000            46,000
Watson Pharmaceuticals, Inc.
   1.75% due 03/15/23 (b) ........................        BBB-                 100,000            95,250
                                                                                         ---------------
                                                                                                 374,875
                                                                                         ---------------
   TOTAL HEALTH CARE ................................                                          1,007,990
                                                                                         ---------------

INDUSTRIALS--12.0%
AEROSPACE & DEFENSE--2.3%
Armor Holdings, Inc.
   2.00% due 11/01/24 (a)(b) .....................         B+                   25,000            24,719
DRS Technologies, Inc.
   6.88% due 11/01/13 ............................          B                  100,000            95,625
EDO Corp.
   4.00% due 11/15/25 (b) ........................         NR+                  50,000            50,687
L-3 Communications
   Corp. (c)
   6.38% due 10/15/15 ............................         BB+                  25,000            24,937
   3.00% due 08/01/35 (b) ........................         BB+                  25,000            24,719
Lockheed Martin Corp.
   4.09% due 08/15/33 (b)(e) .....................        BBB+                  60,000            63,983
                                                                                         ---------------
                                                                                                 284,670
                                                                                         ---------------

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/LORD ABBETT BOND DEBENTURE PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2005 (CONTINUED)  (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                          S&P
                                                         RATING           PRINCIPAL
                                                       (UNAUDITED)         AMOUNT             VALUE
                                                     ---------------   ---------------   ---------------
BUILDING PRODUCTS--0.4%
Builders FirstSource, Inc.
   8.59% due 02/15/12 (e) ........................          B          $        50,000   $        50,875
                                                                                         ---------------
COMMERCIAL SERVICES & SUPPLIES--3.1%
Clarke American Corp.
   11.75% due 12/15/13 (c) .......................         B-                   25,000            25,000
Charles River
   Associates, Inc.
   2.88% due 06/15/34 (b) ........................         NR+                  45,000            61,988
Iron Mountain, Inc.
   7.75% due 01/15/15 ............................          B                  200,000           201,500
SFBC International, Inc.
   2.25% due 08/15/24 (b) ........................         B-                  100,000            71,625
United Rentals North
   America, Inc.
   7.75% due 11/15/13 ............................          B+                  25,000            24,375
                                                                                         ---------------
                                                                                                 384,488
                                                                                         ---------------
CONSTRUCTION & ENGINEERING--1.6%
Fluor Corp.
   1.50% due 02/15/24 (b) ........................        BBB+                 100,000           142,625
J. Ray McDermott SA
   11.50% due 12/15/13 (c) .......................         B+                   40,000            47,200
                                                                                         ---------------
                                                                                                 189,825
                                                                                         ---------------
INDUSTRIAL CONGLOMERATES--1.3%
J.B Poindexter & Co.
   8.75% due 03/15/14 ............................         B-                   45,000            38,025
Park-Ohio Industries, Inc.
   8.38% due 11/15/14 ............................        CCC+                  75,000            65,625
Tyco International Group SA
   2.75% due 01/15/18 (b) ........................        BBB+                  45,000            56,981
                                                                                         ---------------
                                                                                                 160,631
                                                                                         ---------------
MACHINERY--1.7%
Cummins, Inc.
   9.50% due 12/01/10 ............................        BBB-                  30,000            32,400
Dresser-Rand Group, Inc.
   7.63% due 11/01/14 (c) ........................         B-                   22,000            22,660
Gardner Denver, Inc.
   8.00% due 05/01/13 ............................          B                   50,000            52,500
Manitowoc Co., Inc. (The)
   7.13% due 11/01/13 ............................         B+                  100,000           102,750
                                                                                         ---------------
                                                                                                 210,310
                                                                                         ---------------
ROAD & RAIL--1.6%
CSX Corp.
   0.29% due 10/30/21 (b)(d) .....................         BBB                 100,000            95,500
Union Pacific Corp.
   3.63% due 06/01/10 ............................         BBB                 100,000            94,327
                                                                                         ---------------
                                                                                                 189,827
                                                                                         ---------------
TOTAL INDUSTRIALS ................................                                             1,470,626
                                                                                         ---------------

INFORMATION TECHNOLOGY--3.0%
COMPUTERS & PERIPHERALS--0.8%
EMC Corp.
   4.50% due 04/01/07 (b) ........................         BBB                 100,000           104,000
                                                                                         ---------------
IT SERVICES--1.2%
DST Systems, Inc., (Class A)
   4.13% due 08/15/23 (b) ........................         NR+         $        50,000   $        66,250
SunGard Data Systems,
   Inc. (c)
   9.13% due 08/15/13 ............................         B-                   50,000            51,750
   10.25% due 08/15/15 ...........................         B-                   25,000            25,000
                                                                                         ---------------
                                                                                                 143,000
                                                                                         ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.0%
Cypress Semiconductor Corp.
   1.25% due 06/15/08 (b) ........................         B-                   25,000            28,313
LSI Logic Corp.
   4.00% due 05/15/10 (b) ........................          B                  100,000            95,875
                                                                                         ---------------
                                                                                                 124,188
                                                                                         ---------------
TOTAL INFORMATION
   TECHNOLOGY ....................................                                               371,188
                                                                                         ---------------

MATERIALS--11.6%
CHEMICALS--3.2%
Equistar Chemicals LP
   7.55% due 02/15/26 ............................         BB-                  25,000            23,719
Hercules, Inc.
   6.75% due 10/15/29 ............................         B+                  125,000           120,312
Huntsman LLC
   11.50% due 07/15/12 ...........................          B                   27,000            30,577
IMC Global, Inc.
   7.30% due 01/15/28 ............................         B+                   25,000            24,875
   Series B
   11.25% due 06/01/11 ...........................         BB                   50,000            53,750
Nova Chemicals Corp.
   6.50% due 01/15/12 ............................         BB+                  25,000            24,219
PQ Corp.
   7.50% due 02/15/13 (c) ........................         B-                   50,000            46,500
Rhodia SA
   8.88% due 06/01/11 ............................        CCC+                  40,000            41,000
Rockwood Specialties
   Group, Inc.
   7.50% due 11/15/14 ............................         B-                   30,000            29,888
                                                                                         ---------------
                                                                                                 394,840
                                                                                         ---------------
CONTAINERS & PACKAGING--3.6%
Crown Cork & Seal Co., Inc.
   7.38% due 12/15/26 ............................          B                  150,000           137,250
Jefferson Smurfit Corp. U.S.
   7.50% due 06/01/13 ............................        CCC+                  65,000            59,800
Owens-Brockway
   8.88% due 02/15/09 ............................         BB-                 150,000           156,562
   7.75% due 05/15/11 ............................         BB-                  50,000            52,188
Stone Container Finance
   7.38% due 07/15/14 ............................        CCC+                  40,000            36,400
                                                                                         ---------------
                                                                                                 442,200
                                                                                         ---------------
METALS & MINING--1.5%
Allegheny Ludlum Corp.
   6.95% due 12/15/25 ............................         BB-                  50,000            49,000
Massey Energy Co.
   6.88% due 12/15/13 (c) ........................         BB-                  50,000            50,438
Novelis, Inc.
   7.50% due 02/15/15 (c) ........................          B                   25,000            23,313

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/LORD ABBETT BOND DEBENTURE PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2005 (CONTINUED)  (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                          S&P
                                                         RATING           PRINCIPAL
                                                       (UNAUDITED)         AMOUNT             VALUE
                                                     ---------------   ---------------   ---------------
Placer Dome, Inc.
   2.75% due 10/15/23 (b) ........................        BBB+         $        50,000   $        61,562
                                                                                         ---------------
                                                                                                 184,313
                                                                                         ---------------
PAPER & FOREST PRODUCTS--3.3%
Ainsworth Lumber Co., Ltd.
   7.25% due 10/01/12 ............................         B+                   70,000            63,000
Bowater, Inc.
   9.50% due 10/15/12 ............................         B+                   50,000            51,500
   6.50% due 06/15/13 ............................         B+                   50,000            44,750
Buckeye Technologies, Inc.
   8.00% due 10/15/10 ............................          B                  150,000           142,500
Norske Skog Canada Ltd.
   7.38% due 03/01/14 ............................         B+                   50,000            43,750
Tembec Industries, Inc.
   7.75% due 03/15/12 ............................        CCC+                 100,000            53,500
                                                                                         ---------------
                                                                                                 399,000
                                                                                         ---------------
TOTAL MATERIALS ..................................                                             1,420,353
                                                                                         ---------------

TELECOMMUNICATION SERVICES--6.9%
DIVERSIFIED TELECOMMUNICATION SERVICES--3.4%
Cincinnati Bell, Inc.
   8.38% due 01/15/14 ............................         B-                  100,000            98,375
Qwest Capital
   Funding, Inc.
   7.90% due 08/15/10 ............................          B                  200,000           207,000
Qwest Communications
   International, Inc.
   3.50% due 11/15/25 (b) ........................          B                   30,000            34,762
Syniverse Technologies,
   Inc., Series B
   7.75% due 08/15/13 ............................          B                   50,000            50,375
Wind Acquisition
   Finance SA
   10.75% due 12/01/15 (c) .......................         B-                   25,000            25,813
                                                                                         ---------------
                                                                                                 416,325
                                                                                         ---------------
WIRELESS TELECOMMUNICATION SERVICES--3.5%
AirGate PCS, Inc.
   9.38% due 09/01/09 (c) ........................         CCC                  25,000            26,125
Centennial
   Communications Corp.
   10.13% due 06/15/13 ...........................         CCC                  75,000            81,563
Nextel Communications,
   Inc., Series D
   7.38% due 08/01/15 ............................         A-                   60,000            63,319
Nextel Partners, Inc.
   8.13% due 07/01/11 ............................         BB-                 100,000           106,875
Rural Cellular Corp.
   9.88% due 02/01/10 ............................         CCC                  50,000            52,750
Triton PCS, Inc.
   9.38% due 02/01/11 ............................        CCC-                  25,000            18,250
UbiquiTel Operating Co.
   9.88% due 03/01/11 ............................         B-                   70,000            77,525
                                                                                         ---------------
                                                                                                 426,407
                                                                                         ---------------
TOTAL TELECOMMUNICATION
   SERVICES ......................................                                               842,732
                                                                                         ---------------

U.S. GOVERNMENT SECURITIES--8.0%
U.S. GOVERNMENT AGENCIES--8.0%
Federal National
   Mortgage Assn
   6.00% due 09/01/32 ............................         AAA         $         9,748   $         9,857
   6.00% due 01/01/33 ............................         AAA                  42,089            42,561
   5.50% due 02/01/33 ............................         AAA                  82,071            81,493
   6.00% due 03/01/33 ............................         AAA                 243,787           246,520
   6.00% due 05/01/33 ............................         AAA                 276,275           279,372
   5.50% due 07/01/33 ............................         AAA                 132,661           131,688
   6.00% due 04/01/35 ............................         AAA                  97,371            98,292
   6.50% due 05/01/35 ............................         AAA                  94,489            96,937
                                                                                         ---------------
TOTAL U.S. GOVERNMENT
   SECURITIES ....................................                                               986,720
                                                                                         ---------------

UTILITIES--6.4%
ELECTRIC UTILITIES--3.3%
Midwest Generation LLC
   8.75% due 05/01/34 ............................          B                  100,000           110,125
Nevada Power Co.,
   Series L
   5.88% due 01/15/15 ............................         BB                  100,000            99,232
Texas Genco Financing
   Corp
   6.88% due 12/15/14 (c) ........................          B                   50,000            54,125
Virginia Electric &
   Power Co.
   4.50% due 12/15/10 ............................         BBB                 150,000           146,253
                                                                                         ---------------
                                                                                                 409,735
                                                                                         ---------------
GAS UTILITIES--1.1%
MarkWest Energy
   Partners LP
   6.88% due 11/01/14 (c) ........................         B-                   30,000            27,600
SEMCO Energy, Inc.
   7.13% due 05/15/08 ............................         BB-                 100,000           101,627
                                                                                         ---------------
                                                                                                 129,227
                                                                                         ---------------
MULTI-UTILITIES & UNREGULATED POWER--2.0%
Duke Energy Corp.,
   Series B
   5.38% due 01/01/09 ............................         BBB                 100,000           100,706
Dynegy Holdings, Inc.
   6.88% due 04/01/11 ............................        CCC+                  50,000            49,250
Mirant North America LLC
   7.38% due 12/31/13 (c) ........................         B-                   25,000            25,281
NRG Energy, Inc.
   8.00% due 12/15/13 ............................          B                   65,000            72,475
                                                                                         ---------------
                                                                                                 247,712
                                                                                         ---------------
TOTAL UTILITIES ..................................                                               786,674
                                                                                         ---------------
TOTAL FIXED INCOME INVESTMENTS
(Cost--$11,440,198) ..............................                                            11,208,482
                                                                                         ---------------

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST--
ROSZEL/LORD ABBETT BOND DEBENTURE PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2005 (CONCLUDED)  (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                  SHARES              VALUE
                                              ---------------    ---------------
CONVERTIBLE PREFERRED STOCKS--6.3%
CONSUMER DISCRETIONARY--0.2%
AUTOMOBILES--0.2%
Ford Motor Co. Capital
   Trust II ..............................              1,000    $        27,600
                                                                 ---------------

CONSUMER STAPLES--1.3%
BEVERAGES--1.3%
Constellation Brands, Inc.,
   Series A ..............................              4,000            156,120
                                                                 ---------------

ENERGY--0.5%
OIL & GAS--0.5%
Chesapeake Energy
   Corp ..................................                350             33,778
El Paso Corp. (c) ........................                 25             27,366
                                                                 ---------------
   TOTAL ENERGY ..........................                                61,144
                                                                 ---------------

FINANCIALS--1.0%
COMMERCIAL BANKS--0.4%
Marshall & Ilsley Corp. ..................              2,000             52,960
                                                                 ---------------

INSURANCE--0.6%
Chubb Corp. ..............................              2,000             70,360
                                                                 ---------------
   TOTAL FINANCIALS ......................                               123,320
                                                                 ---------------

HEALTH CARE--0.8%
PHARMACEUTICALS--0.8%
Schering-Plough Corp. ....................              1,800             96,822
                                                                 ---------------

UTILITIES--2.5%
ELECTRIC UTILITIES--1.0%
PNM Resources, Inc. ......................              2,500            117,725
                                                                 ---------------

MULTI-UTILITIES & UNREGULATED POWER--1.5%
CMS Energy Corp.,
   Series B ..............................              1,000             79,125
Williams Cos., Inc. ......................              1,000            112,250
                                                                 ---------------
                                                                         191,375
                                                                 ---------------
   TOTAL UTILITIES .......................                               309,100
                                                                 ---------------
TOTAL CONVERTIBLE
   PREFERRED STOCKS
(Cost--$710,654) .........................                               774,106
                                                                 ---------------

COMMON STOCKS--0.2%
INFORMATION TECHNOLOGY--0.2%
COMMUNICATIONS EQUIPMENT--0.2%
Avaya, Inc. *
(Cost--$42,611) ..........................              2,808             29,962
                                                                 ---------------

                                                 PRINCIPAL
                                                  AMOUNT              VALUE
                                              ---------------    ---------------
SHORT-TERM SECURITIES--15.1%
REPURCHASE AGREEMENT**--15.1%
Nomura Securities
   International, Inc.,
   3.89%, dated 12/30/05,
   due 01/03/06, total to be
   received $1,856,559
(Cost--$1,855.757) .......................    $     1,855,757    $     1,855,757
                                                                 ---------------

TOTAL INVESTMENTS--113.0%
(Cost--$14,049,220) ......................                            13,868,307
OTHER LIABILITIES IN EXCESS
   OF ASSETS--(13.0)% ....................                            (1,598,436)
                                                                 ---------------
NET ASSETS--100.0% .......................                       $    12,269,871
                                                                 ===============

----------
+    NOT RATED BY STANDARD & POOR'S CORPORATION OR MOODY'S INVESTOR SERVICE,
     INC.

*    NON-INCOME PRODUCING SECURITY.

** THE REPURCHASE AGREEMENT IS FULLY COLLATERALIZED BY U.S. GOVERNMENT AND/OR AGENCY OBLIGATIONS BASED ON MARKET PRICES AT THE DATE OF THIS PORTFOLIO. THE INVESTMENT IN THE REPURCHASE AGREEMENT IS THROUGH PARTICIPATION IN A TRI-PARTY ARRANGEMENT.

(a) STEP BOND--COUPON RATE INCREASES IN INCREMENTS TO MATURITY. RATE DISCLOSED IS AS OF DECEMBER 31, 2005.

(b)  CONVERTIBLE BOND.

(c) SECURITY MAY BE OFFERED AND SOLD TO QUALIFIED INSTITUTIONAL BUYERS UNDER RULE 144A OF THE SECURITIES ACT OF 1933.

(d)  ZERO COUPON SECURITY--RATE DISCLOSED IS YIELD AS OF DECEMBER 31, 2005.

(e)  FLOATING / VARIABLE RATE BOND. RATE DISCLOSED IS AS OF DECEMBER 31, 2005.

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST
STATEMENTS OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                                                                                   ROSZEL/
                                                ROSZEL/LORD   ROSZEL/ALLIANZ                      SELIGMAN
                                                  ABBETT       CCM CAPITAL       ROSZEL/LORD       MID CAP
                                                AFFILIATED     APPRECIATION    ABBETT MID CAP      GROWTH
                                                 PORTFOLIO      PORTFOLIO      VALUE PORTFOLIO    PORTFOLIO
                                                -----------   --------------   ---------------   -----------
ASSETS:
Investments, at cost ........................   $35,596,844    $156,292,209      $131,719,375    $57,872,635
                                                -----------    ------------      ------------    -----------
Investments, at value .......................    38,146,469     171,908,841       159,321,644     58,477,287
Repurchase agreements, at value .............       478,349       6,610,904         5,792,761      4,488,364
                                                -----------    ------------      ------------    -----------
  Total investments, at value ...............    38,624,818     178,519,745       165,114,405     62,965,651
Cash                                                     --              --            19,500             --
Receivables:
  Capital shares sold .......................         9,980           4,668             4,112         12,330
  Dividends and interest ....................        64,573         205,777           214,701         42,058
  Investments sold ..........................       109,283       7,433,444                --        773,973
Prepaid insurance ...........................         1,471           6,173             6,266          2,169
                                                -----------    ------------      ------------    -----------
Total assets ................................    38,810,125     186,169,807       165,358,984     63,796,181
                                                -----------    ------------      ------------    -----------
LIABILITIES:
Payables:
  Administrative fees .......................        14,526          58,108            51,426         22,682
  Capital shares redeemed ...................        41,889       5,737,805         1,281,189         11,171
  Investment advisory fees ..................        25,489         148,809           186,922         46,435
  Investments purchased .....................       114,030       5,957,310           358,349      1,990,844
  Transfer agent fees .......................         2,906           8,130             7,858          7,444
  Trustees' fees and expenses ...............           743           3,532             3,204          1,051
Accrued expenses ............................        34,580          45,269            45,759         33,132
                                                -----------    ------------      ------------    -----------
Total liabilities ...........................       234,163      11,958,963         1,934,707      2,112,759
                                                -----------    ------------      ------------    -----------
NET ASSETS ..................................   $38,575,962    $174,210,844      $163,424,277    $61,683,422
                                                ===========    ============      ============    ===========
NET ASSETS CONSIST OF:
Capital Stock, $0.001 par value
  (unlimited shares authorized) .............   $     3,192    $     12,163      $     12,393    $     4,472
Paid-in capital .............................    33,387,168     129,953,411       109,304,592     50,108,913
Accumulated undistributed
  investment income (loss)--net .............       348,615         361,289           759,665           (948)
Accumulated realized capital gain on
  investments--net ..........................     1,809,013      21,656,445        19,952,597      6,477,969
Unrealized appreciation on
  investments--net ..........................     3,027,974      22,227,536        33,395,030      5,093,016
                                                -----------    ------------      ------------    -----------
NET ASSETS ..................................   $38,575,962    $174,210,844      $163,424,277    $61,683,422
                                                ===========    ============      ============    ===========
SHARES OUTSTANDING ..........................     3,192,233      12,163,281        12,392,830      4,471,973
                                                ===========    ============      ============    ===========
NET ASSET VALUE, OFFERING PRICE AND
  REDEMPTION PRICE PER SHARE (NET
  ASSETS DIVIDED BY SHARES OUTSTANDING) .....   $     12.08     $      14.32      $     13.19    $     13.79
                                                ===========     ============      ===========    ===========

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST
STATEMENTS OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2005 (CONCLUDED)
--------------------------------------------------------------------------------

                                                                   ROSZEL/JP
                                                                    MORGAN         ROSZEL/     ROSZEL/LORD
                                                ROSZEL/ALLIANZ     SMALL CAP      DELAWARE     ABBETT BOND
                                                 NFJ SMALL CAP      GROWTH          TREND       DEBENTURE
                                                VALUE PORTFOLIO    PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                ---------------   -----------    -----------   -----------
ASSETS:
Investments, at cost ........................    $ 95,033,893     $73,036,627    $34,541,825   $14,049,220
                                                 ------------     -----------    -----------   -----------
Investments, at value .......................     105,029,668      82,883,298     41,925,817    12,012,550
Repurchase agreements, at value .............       3,625,028              --        250,021     1,855,757
                                                 ------------     -----------    -----------   -----------
  Total investments, at value ...............     108,654,696      82,883,298     42,175,838    13,868,307
Cash ........................................              --             474             --            --
Receivables:
  Capital shares sold .......................       6,902,037             471          1,410            --
  Dividends and interest ....................         201,544          10,852          9,989       167,854
  Investments sold ..........................       1,247,225          33,130        660,082            --
Prepaid insurance ...........................           4,564           3,085          1,220           554
                                                 ------------     -----------    -----------   -----------
Total assets ................................     117,010,066      82,931,310     42,848,539    14,036,715
                                                 ------------     -----------    -----------   -----------
LIABILITIES:
Payables:
  Administrative fees .......................          35,196          28,654         17,273         7,285
  Capital shares redeemed ...................           4,330          93,363         43,459     1,722,496
  Investment advisory fees ..................         106,353          72,008         40,415         7,839
  Investments purchased .....................         111,346              --        171,993            --
  Transfer agent fees .......................           6,182           5,896             --         1,255
  Trustees' fees and expenses ...............           2,062           1,509          1,249           295
Accrued expenses ............................          37,055          38,068         32,821        27,674
                                                 ------------     -----------    -----------   -----------
Total liabilities ...........................         302,524         239,498        307,210     1,766,844
                                                 ------------     -----------    -----------   -----------
NET ASSETS ..................................    $116,707,542     $82,691,812    $42,541,329   $12,269,871
                                                 ============     ===========    ===========   ===========
NET ASSETS CONSIST OF:
Capital Stock, $0.001 par value
  (unlimited shares authorized) .............    $      8,120     $     7,162    $     3,047   $     1,102
Paid-in capital .............................      87,534,010      66,836,455     29,981,488    12,091,849
Accumulated undistributed
  investment income (loss)--net .............       1,848,776          (9,488)            --       101,726
Accumulated realized capital gain on
  investments--net ..........................      13,695,833       6,011,012      4,922,781       256,107
Unrealized appreciation (depreciation)
  on investments--net .......................      13,620,803       9,846,671      7,634,013      (180,913)
                                                 ------------     -----------    -----------   -----------
NET ASSETS ..................................    $116,707,542     $82,691,812    $42,541,329   $12,269,871
                                                 ============     ===========    ===========   ===========
SHARES OUTSTANDING ..........................       8,119,961       7,161,654      3,047,457     1,101,610
                                                 ============     ===========    ===========   ===========
NET ASSET VALUE, OFFERING PRICE AND
  REDEMPTION PRICE PER SHARE (NET
  ASSETS DIVIDED BY SHARES OUTSTANDING) .....    $      14.37     $     11.55    $     13.96   $     11.14
                                                 ============     ===========    ===========   ===========

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST
STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                                                                ROSZEL/LORD     ROSZEL/
                                                ROSZEL/LORD    ROSZEL/ALLIANZ     ABBETT        SELIGMAN
                                                  ABBETT        CCM CAPITAL       MID CAP       MID CAP
                                                AFFILIATED      APPRECIATION       VALUE         GROWTH
                                                 PORTFOLIO       PORTFOLIO       PORTFOLIO     PORTFOLIO
                                                -----------    --------------   -----------    ----------
INVESTMENT INCOME:
  Dividends .................................   $   722,928     $ 2,061,585     $ 2,515,319    $  251,523
  Interest ..................................        38,246         140,418         119,672        84,690
  Less: Foreign taxes withheld ..............        (1,116)             --          (2,748)           --
                                                -----------     -----------     -----------    ----------
Total income ................................       760,058       2,202,003       2,632,243       336,213
                                                -----------     -----------     -----------    ----------
EXPENSES:
Investment advisory fees ....................       303,451       1,410,972       1,388,193       470,953
Administrative fees .........................        73,615         284,527         254,398       101,006
Custodian fees ..............................        27,555          26,735          27,909        19,304
Professional fees ...........................        27,413          56,329          54,288        31,500
Transfer agent fees .........................        15,173          44,091          40,827        21,632
Printing and shareholder reports ............         3,983          20,141          20,385         7,314
Trustees' fees and expenses .................         2,178          12,883          10,919         3,885
Recoupment fees .............................            --          24,854          67,173            --
Other .......................................         4,045          16,995          13,933         5,767
                                                -----------     -----------     -----------    ----------
  Total expenses before expense
    reductions ..............................       457,413       1,897,527       1,878,025       661,361
                                                -----------     -----------     -----------    ----------
  Less: Advisory fee waivers and
    reimbursements, if any ..................       (40,231)             --              --       (24,059)
  Less: Reductions from commission
    recapture agreements, if any ............        (5,752)        (56,839)         (7,108)      (49,829)
                                                -----------     -----------     -----------    ----------
  Net expenses ..............................       411,430       1,840,688       1,870,917       587,473
                                                -----------     -----------     -----------    ----------
Net investment income (loss) ................       348,628         361,315         761,326      (251,260)
                                                -----------     -----------     -----------    ----------
REALIZED AND UNREALIZED GAIN
  (LOSS)--NET:
Realized gain on investments--net ...........     2,004,697      21,735,443      20,517,321     6,856,717
Change in unrealized appreciation
  (depreciation) on investments--net ........    (1,043,784)     (6,436,632)     (8,016,039)       15,721
                                                -----------     -----------     -----------    ----------
Total realized and unrealized gain on
  investments--net ..........................       960,913      15,298,811      12,501,282     6,872,438
                                                -----------     -----------     -----------    ----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS ...........................   $ 1,309,541     $15,660,126     $13,262,608    $6,621,178
                                                ===========     ===========     ===========    ==========

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST
STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2005 (CONCLUDED)
--------------------------------------------------------------------------------

                                                  ROSZEL/      ROSZEL/JP
                                                ALLIANZ NFJ     MORGAN        ROSZEL/     ROSZEL/LORD
                                                 SMALL CAP     SMALL CAP     DELAWARE     ABBETT BOND
                                                   VALUE        GROWTH         TREND       DEBENTURE
                                                 PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                -----------   -----------   -----------   -----------
INVESTMENT INCOME:
  Dividends .................................   $ 2,969,074    $  163,633   $   216,591    $  44,412
  Interest ..................................       120,644        39,798        49,777      881,915
  Less: Foreign taxes withheld ..............       (14,240)         (290)          (69)          --
                                                -----------    ----------   -----------    ---------
Total income ................................     3,075,478       203,141       266,299      926,327
                                                -----------    ----------   -----------    ---------
EXPENSES:
Investment advisory fees ....................       908,875       735,701       460,491      117,539
Administrative fees .........................       176,073       131,182       100,564       39,696
Custodian fees ..............................        18,569        30,372        27,405       12,487
Professional fees ...........................        44,549        36,876        31,045       22,808
Transfer agent fees .........................        26,730        22,876        14,097        7,501
Printing and shareholder reports ............        14,645         9,071         3,836          942
Trustees' fees and expenses .................         7,620         5,299         4,617        1,092
Recoupment fees .............................        25,029            --            --           --
Other .......................................         7,697         8,014         7,008        2,481
                                                -----------    ----------   -----------    ---------
  Total expenses before expense
    reductions ..............................     1,229,787       979,391       649,063      204,546
                                                -----------    ----------   -----------    ---------
  Less: Advisory fee waivers and
    reimbursements, if any ..................            --       (11,555)      (26,088)     (42,953)
  Less: Reductions from commission
    recapture agreements, if any ............       (18,947)         (635)       (8,675)          --
                                                -----------    ----------   -----------    ---------
  Net expenses ..............................     1,210,840       967,201       614,300      161,593
                                                -----------    ----------   -----------    ---------
Net investment income (loss) ................     1,864,638      (764,060)     (348,001)     764,734
                                                -----------    ----------   -----------    ---------
REALIZED AND UNREALIZED GAIN
  (LOSS)--NET:
Realized gain on investments--net ...........    13,848,816     6,783,534     5,296,780      295,014
Change in unrealized appreciation
  (depreciation) on investments--net ........    (2,819,825)     (136,037)   (5,690,280)    (726,877)
                                                -----------    ----------   -----------    ---------
Total realized and unrealized gain (loss) on
  investments--net ..........................    11,028,991     6,647,497      (393,500)    (431,863)
                                                -----------    ----------   -----------    ---------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS .................   $12,893,629    $5,883,437   $  (741,501)   $ 332,871
                                                ===========    ==========   ===========    =========

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                       ROSZEL/ALLIANZ
                                                         ROSZEL/LORD                     CCM CAPITAL
                                                ABBETT AFFILIATED PORTFOLIO        APPRECIATION PORTFOLIO
                                                ----------------------------    ----------------------------
                                                  YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                    2005            2004            2005            2004
                                                ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Investment income--net ......................    $   348,628    $    262,774    $    361,315    $    814,114
Realized gain on investments--net ...........      2,004,697       2,997,434      21,735,443       1,246,011
Change in unrealized appreciation
  (depreciation) investments--net ...........     (1,043,784)        578,406      (6,436,632)     18,721,505
                                                 -----------    ------------    ------------    ------------
Net increase in net assets resulting
  from operations ...........................      1,309,541       3,838,614      15,660,126      20,781,630
                                                 -----------    ------------    ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment Income--net ......................       (262,786)       (114,791)       (814,135)             --
Realized gain--net ..........................     (3,156,941)     (1,220,734)     (1,315,954)     (1,267,735)
                                                 -----------    ------------    ------------    ------------
Total distributions .........................     (3,419,727)     (1,335,525)     (2,130,089)     (1,267,735)
                                                 -----------    ------------    ------------    ------------
CAPITAL SHARE TRANSACTIONS:
Shares sold .................................      6,869,372      20,512,883      14,162,730      24,937,709
Shares issued on reinvestment of
  distributions .............................      3,419,727       1,335,525       2,130,089       1,267,735
Shares redeemed .............................     (5,893,613)    (24,532,492)    (39,088,684)    (31,737,667)
                                                 -----------    ------------    ------------    ------------
Net increase (decrease) in net assets
  derived from capital share
  transactions ..............................      4,395,486      (2,684,084)    (22,795,865)     (5,532,223)
                                                 -----------    ------------    ------------    ------------
NET ASSETS:
Total increase (decrease) in net assets .....      2,285,300        (180,995)     (9,265,828)     13,981,672
Beginning of period .........................     36,290,662      36,471,657     183,476,672     169,495,000
                                                 -----------    ------------    ------------    ------------
End of period ...............................    $38,575,962    $ 36,290,662    $174,210,844    $183,476,672
                                                 ===========    ============    ============    ============
NET ASSETS INCLUDE UNDISTRIBUTED
  INVESTMENT INCOME--NET ....................    $   348,615    $    262,772    $    361,289    $    814,109
                                                 ===========    ============    ============    ============
SHARE TRANSACTIONS:
Shares sold .................................        560,166       1,701,276       1,024,693       2,052,979
Shares issued on reinvestment of
  distributions .............................        300,504         113,758         161,005         106,175
Shares redeemed .............................       (490,297)     (2,004,590)     (2,869,888)     (2,635,134)
                                                 -----------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING ...............................        370,373        (189,556)     (1,684,190)       (475,980)
                                                 ===========    ============    ============    ============

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                     ROSZEL/LORD ABBETT               ROSZEL/SELIGMAN
                                                       MID CAP VALUE                   MID CAP GROWTH
                                                         PORTFOLIO                       PORTFOLIO
                                                ----------------------------    ----------------------------
                                                  YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                    2005            2004            2005            2004
                                                ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Investment income (loss)--net ...............   $    761,326    $    660,272     $  (251,260)    $  (250,766)
Realized gain on investments--net ...........     20,517,321      13,436,753       6,856,717       2,598,648
Change in unrealized appreciation
  (depreciation) investments--net ...........     (8,016,039)     16,891,254          15,721         977,227
                                                ------------    ------------     -----------     -----------
Net increase in net assets resulting
  from operations ...........................     13,262,608      30,988,279       6,621,178       3,325,109
                                                ------------    ------------     -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment Income--net ......................       (621,312)       (799,956)             --              --
Realized gain--net ..........................    (13,425,129)     (5,131,975)     (2,444,296)     (1,518,069)
                                                ------------    ------------     -----------     -----------
Total distributions .........................    (14,046,441)     (5,931,931)     (2,444,296)     (1,518,069)
                                                ------------    ------------     -----------     -----------
CAPITAL SHARE TRANSACTIONS:
Shares sold .................................     22,933,031      25,138,086      13,965,550      18,106,191
Shares issued on reinvestment of
  distributions .............................     14,046,441       5,931,931       2,444,296       1,518,069
Shares redeemed .............................    (30,188,544)    (35,985,307)     (8,828,452)     (4,298,660)
                                                ------------    ------------     -----------     -----------
Net increase (decrease) in net assets
  derived from capital share
  transactions ..............................      6,790,928      (4,915,290)      7,581,394      15,325,600
                                                ------------    ------------     -----------     -----------
NET ASSETS:
Total increase in net assets ................      6,007,095      20,141,058      11,758,276      17,132,640
Beginning of period .........................    157,417,182     137,276,124      49,925,146      32,792,506
                                                ------------    ------------     -----------     -----------
End of period ...............................   $163,424,277    $157,417,182     $61,683,422     $49,925,146
                                                ============    ============     ===========     ===========
NET ASSETS INCLUDE UNDISTRIBUTED
  INVESTMENT INCOME (LOSS)--NET .............   $    759,665    $    658,051     $      (948)    $    (1,582)
                                                ============    ============     ===========     ===========
SHARE TRANSACTIONS:
Shares sold .................................      1,752,481       2,142,087       1,072,625       1,430,227
Shares issued on reinvestment of
  distributions .............................      1,132,778         513,143         195,231         121,348
Shares redeemed .............................     (2,348,139)     (3,017,587)       (673,845)       (352,871)
                                                ------------    ------------     -----------     -----------
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING ...............................        537,120        (362,357)        594,011       1,198,704
                                                ============    ============     ===========     ===========

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                       ROSZEL/ALLIANZ                 ROSZEL/JP MORGAN
                                                    NFJ SMALL CAP VALUE               SMALL CAP GROWTH
                                                         PORTFOLIO                       PORTFOLIO
                                                ----------------------------    ----------------------------
                                                  YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                    2005            2004            2005            2004
                                                ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Investment income (loss)--net ...............   $  1,864,638    $  1,466,376    $   (764,060)   $   (659,143)
Realized gain on investments--net ...........     13,848,816       7,234,054       6,783,534      13,031,077
Change in unrealized appreciation
  (depreciation) investments--net ...........     (2,819,825)      7,228,315        (136,037)     (6,178,927)
                                                ------------    ------------    ------------    ------------
Net increase in net assets resulting
  from operations ...........................     12,893,629      15,928,745       5,883,437       6,193,007
                                                ------------    ------------    ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment Income--net ......................     (1,352,132)             --              --              --
Realized gain--net ..........................     (7,251,667)       (649,409)    (11,793,697)             --
                                                ------------    ------------    ------------    ------------
Total distributions .........................     (8,603,799)       (649,409)    (11,793,697)             --
                                                ------------    ------------    ------------    ------------
CAPITAL SHARE TRANSACTIONS:
Shares sold .................................     30,775,968      42,772,932      15,643,453       6,067,229
Shares issued on reinvestment of
  distributions .............................      8,603,799         649,409      11,793,697              --
Shares redeemed .............................    (23,918,410)    (24,727,175)    (12,516,857)    (11,974,471)
                                                ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
  derived from capital share
  transactions ..............................     15,461,357      18,695,166      14,920,293      (5,907,242)
                                                ------------    ------------    ------------    ------------
NET ASSETS:
Total increase in net assets ................     19,751,187      33,974,502       9,010,033         285,765
Beginning of period .........................     96,956,355      62,981,853      73,681,779      73,396,014
                                                ------------    ------------    ------------    ------------
End of period ...............................   $116,707,542    $ 96,956,355    $ 82,691,812    $ 73,681,779
                                                ============    ============    ============    ============
NET ASSETS INCLUDE UNDISTRIBUTED
  INVESTMENT INCOME (LOSS)--NET .............   $  1,848,776    $  1,444,240    $     (9,488)   $    (15,813)
                                                ============    ============    ============    ============
SHARE TRANSACTIONS:
Shares sold .................................      2,195,220       3,426,708       1,320,241         515,272
Shares issued on reinvestment of
  distributions .............................        647,877          53,013       1,130,747              --
Shares redeemed .............................     (1,677,818)     (2,016,959)     (1,092,435)     (1,011,985)
                                                ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING ...............................      1,165,279       1,462,762       1,358,553        (496,713)
                                                ============    ============    ============    ============

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
--------------------------------------------------------------------------------

                                                                                     ROSZEL/LORD ABBETT
                                                      ROSZEL/DELAWARE                  BOND DEBENTURE
                                                      TREND PORTFOLIO                    PORTFOLIO
                                                ----------------------------    ----------------------------
                                                  YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                    2005            2004            2005            2004
                                                ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Investment income (loss)--net ...............   $   (348,001)   $   (530,863)    $   764,734     $   789,287
Realized gain on investments--net ...........      5,296,780       1,128,398         295,014         384,194
Change in unrealized appreciation
  (depreciation) investments--net ...........     (5,690,280)      7,291,753        (726,877)        (32,831)
                                                ------------    ------------     -----------     -----------
Net increase (decrease) in net assets
  resulting from operations .................       (741,501)      7,889,288         332,871       1,140,650
                                                ------------    ------------     -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment Income--net ......................             --              --        (795,740)       (735,391)
Realized gain--net ..........................       (904,551)     (1,121,371)       (318,510)        (89,220)
                                                ------------    ------------     -----------     -----------
Total distributions .........................       (904,551)     (1,121,371)     (1,114,250)       (824,611)
                                                ------------    ------------     -----------     -----------
CAPITAL SHARE TRANSACTIONS:
Shares sold .................................      3,765,975      15,219,576       4,191,029       4,952,077
Shares issued on reinvestment of
  distributions .............................        904,551       1,121,371       1,114,250         824,611
Shares redeemed .............................    (39,717,818)    (12,520,964)     (7,114,032)     (8,026,535)
                                                ------------    ------------     -----------     -----------
Net increase (decrease) in net assets
  derived from capital share
  transactions ..............................    (35,047,292)      3,819,983      (1,808,753)     (2,249,847)
                                                ------------    ------------     -----------     -----------
NET ASSETS:
Total increase (decrease) in net assets .....    (36,693,344)     10,587,900      (2,590,132)     (1,933,808)
Beginning of period .........................     79,234,673      68,646,773      14,860,003      16,793,811
                                                ------------    ------------     -----------     -----------
End of period ...............................   $ 42,541,329    $ 79,234,673     $12,269,871     $14,860,003
                                                ============    ============     ===========     ===========
NET ASSETS INCLUDE UNDISTRIBUTED
  INVESTMENT INCOME--NET ....................   $         --    $         --     $   101,726     $    70,415
                                                ============    ============     ===========     ===========
SHARE TRANSACTIONS:
Shares sold .................................        288,969       1,177,281         371,957         434,106
Shares issued on reinvestment of
  distributions .............................         72,538          87,539          99,414          73,195
Shares redeemed .............................     (3,131,146)       (988,481)       (635,119)       (704,936)
                                                ------------    ------------     -----------     -----------
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING ...............................     (2,769,639)        276,339        (163,748)       (197,635)
                                                ============    ============     ===========     ===========

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE FOLLOWING PER SHARE DATA AND RATIOS HAVE BEEN DERIVED FROM INFORMATION PROVIDED IN THE FINANCIAL STATEMENTS AND ARE INTENDED TO HELP YOU UNDERSTAND THE FINANCIAL PERFORMANCE OF THE PORTFOLIOS SINCE INCEPTION. PER SHARE OPERATING PERFORMANCE REFLECTS FINANCIAL RESULTS FOR A SINGLE PORTFOLIO SHARE. TOTAL RETURN REPRESENTS THE RATE THAT AN INVESTOR WOULD HAVE EARNED (OR LOST) ON AN INVESTMENT IN THE PORTFOLIOS (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS).

                                                                             ROSZEL/LORD ABBETT
                                                                            AFFILIATED PORTFOLIO
                                                               ----------------------------------------------
                                                                                                    MAY 1,
                                                                                                   2003* TO
                                                                  YEAR ENDED DECEMBER 31,        DECEMBER 31,
                                                                   2005             2004             2003
                                                               ------------     ------------     ------------
INCREASE (DECREASE) IN NET ASSET VALUE:
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period .......................     $ 12.86          $ 12.11         $ 10.00
                                                                 -------          -------         -------
Investment income--net (a)(g) ..............................        0.11             0.10            0.07
Realized and unrealized gain (loss) on investments--net ....        0.23             1.21            2.04
                                                                 -------          -------         -------
Total from investment operations ...........................        0.34             1.31            2.11
                                                                 -------          -------         -------
Distributions to shareholders from:
  Investment income--net ...................................       (0.09)           (0.05)             --
  Realized gain--net .......................................       (1.03)           (0.51)             --
                                                                 -------          -------         -------
Total distributions ........................................       (1.12)           (0.56)             --
                                                                 -------          -------         -------
Net asset value, end of period .............................     $ 12.08          $ 12.86         $ 12.11
                                                                 -------          -------         -------
TOTAL RETURN (b) ...........................................        3.18%           11.27%          21.10%(c)
                                                                 =======          =======         =======
RATIOS TO AVERAGE NET ASSETS:
Expenses before expense reductions (e) .....................        1.20%            1.26%           1.61%(d)
Expenses net of waivers and reimbursements, if any (f) .....        1.10%            1.10%           1.10%(d)
Expenses net of all reductions (g) .........................        1.08%            1.07%           0.80%(d)
Investment income--net before expense reductions (e) .......        0.80%            0.60%           0.14%(d)
Investment income--net of waivers and reimbursements,
  if any (f) ...............................................        0.90%            0.76%           0.65%(d)
Investment income--net of all reductions (g) ...............        0.92%            0.79%           0.95%(d)
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ...................     $38,576          $36,291         $36,472
                                                                 =======          =======         =======
Portfolio turnover rate ....................................          49%              89%             65%(c)
                                                                 =======          =======         =======

                                                                             ROSZEL/ALLIANZ CCM
                                                                       CAPITAL APPRECIATION PORTFOLIO
                                                               -----------------------------------------------
                                                                                                     MAY 1,
                                                                                                    2003* TO
                                                                  YEAR ENDED DECEMBER 31,        DECEMBER 31,
                                                                   2005             2004             2003
                                                               ------------     ------------     -------------
INCREASE (DECREASE) IN NET ASSET VALUE:
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period .......................     $  13.25         $  11.83       $  10.00
                                                                 --------         --------       --------
Investment income (loss)--net (a)(g) .......................         0.03             0.06          (0.01)
Realized and unrealized gain on investments--net ...........         1.20             1.44           1.84
                                                                 --------         --------       --------
Total from investment operations ...........................         1.23             1.50           1.83
                                                                 --------         --------       --------
Distributions to shareholders from:
  Investment income--net ...................................        (0.06)              --             --
  Realized gain--net .......................................        (0.10)           (0.08)            --
                                                                 --------         --------       --------
Total distributions ........................................        (0.16)           (0.08)            --
                                                                 --------         --------       --------
Net asset value, end of period .............................     $  14.32         $  13.25       $  11.83
                                                                 --------         --------       --------
TOTAL RETURN (b) ...........................................         9.42%           12.80%         18.30%(c)
                                                                 ========         ========       ========
RATIOS TO AVERAGE NET ASSETS:
Expenses before expense reductions (e) .....................         1.07%            1.10%          1.21%(d)
Expenses net of waivers and reimbursements, if any (f) .....         1.07%            1.10%          1.10%(d)
Expenses net of all reductions (g) .........................         1.04%            1.06%          1.01%(d)
Investment income (loss)--net before expense reductions (e)          0.17%            0.42%         (0.36)%(d)
Investment income (loss)--net of waivers and reimbursements,
  if any (f) ...............................................         0.17%            0.42%         (0.25)%(d)
Investment income (loss)--net of all reductions (g) ........         0.20%            0.46%         (0.16)%(d)
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ...................     $174,211         $183,477       $169,495
                                                                 ========         ========       ========
Portfolio turnover rate ....................................          142%             146%           260%(c)
                                                                 ========         ========       ========

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                                      ROSZEL/LORD ABBETT
                                                                                        MID CAP VALUE
                                                                                          PORTFOLIO
                                                               ----------------------------------------------------------------
                                                                                                                     JULY 1,
                                                                                                                    2002* TO
                                                                          YEAR ENDED DECEMBER 31,                 DECEMBER 31,
                                                                   2005             2004             2003             2002
                                                               ------------     ------------     ------------     -------------
INCREASE (DECREASE) IN NET ASSET VALUE:
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period .......................     $  13.28         $  11.24         $   9.04       $  10.00
                                                                 --------         --------         --------       --------
Investment income--net (a)(g) ..............................         0.06             0.06             0.07           0.05
Realized and unrealized gain (loss) on investments--net ....         0.96             2.53             2.16          (1.01)
                                                                 --------         --------         --------       --------
Total from investment operations ...........................         1.02             2.59             2.23          (0.96)
                                                                 --------         --------         --------       --------
Distributions to shareholders from:
  Investment income--net ...................................        (0.05)           (0.07)           (0.03)            --
  Realized gain--net .......................................        (1.06)           (0.48)              --             --
                                                                 --------         --------         --------       --------
Total distributions ........................................        (1.11)           (0.55)           (0.03)            --
                                                                 --------         --------         --------       --------
Net asset value, end of period .............................     $  13.19         $  13.28         $  11.24       $   9.04
                                                                 ========         ========         ========       ========
TOTAL RETURN (b) ...........................................         8.23%           23.77%           24.71%         (9.60)%(c)
                                                                 ========         ========         ========       ========
RATIOS TO AVERAGE NET ASSETS:
Expenses before expense reductions (e) .....................         1.15%            1.15%            1.21%          1.53%(d)
Expenses net of waivers and reimbursements, if any (f) .....         1.15%            1.15%            1.15%          1.15%(d)
Expenses net of all reductions (g) .........................         1.15%            1.15%            1.14%          0.99%(d)
Investment income--net before expense reductions (e) .......         0.46%            0.48%            0.62%          0.61%(d)
Investment income--net of waivers and reimbursements,
  if any (f) ...............................................         0.46%            0.48%            0.68%          0.99%(d)
Investment income--net of all reductions (g) ...............         0.46%            0.48%            0.69%          1.15%(d)
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ...................     $163,424         $157,417         $137,276       $105,902
                                                                 ========         ========         ========       ========
Portfolio turnover rate ....................................           30%              32%              47%            15%(c)
                                                                 ========         ========         ========       ========

                                                                                       ROSZEL/SELIGMAN
                                                                                       MID CAP GROWTH
                                                                                          PORTFOLIO
                                                               ---------------------------------------------------------------
                                                                                                                     JULY 1,
                                                                                                                    2002* TO
                                                                          YEAR ENDED DECEMBER 31,                 DECEMBER 31,
                                                                   2005             2004             2003             2002
                                                               ------------     ------------     ------------     ------------
INCREASE (DECREASE) IN NET ASSET VALUE:
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period .......................     $ 12.87          $ 12.24          $  9.18        $ 10.00
                                                                 -------          -------          -------        -------
Investment loss--net (a)(g) ................................       (0.06)           (0.07)           (0.06)         (0.02)
Realized and unrealized gain (loss) on investments--net ....        1.54             1.11             3.12          (0.80)
                                                                 -------          -------          -------        -------
Total from investment operations ...........................        1.48             1.04             3.06          (0.82)
                                                                 -------          -------          -------        -------
Distributions to shareholders from realized gain--net ......       (0.56)           (0.41)              --             --
                                                                 -------          -------          -------        -------
Net asset value, end of period .............................     $ 13.79          $ 12.87          $ 12.24        $  9.18
                                                                 =======          =======          =======        =======
TOTAL RETURN (b) ...........................................       11.95%            8.57%           33.33%         (8.20)%(c)
                                                                 =======          =======          =======        =======
RATIOS TO AVERAGE NET ASSETS:
Expenses before expense reductions (e) .....................        1.19%            1.24%            1.43%          2.29%(d)
Expenses net of waivers and reimbursements, if any (f) .....        1.15%            1.15%            1.15%          1.15%(d)
Expenses net of all reductions (g) .........................        1.06%            1.04%            1.10%          0.93%(d)
Investment loss--net before expense reductions (e) .........       (0.58)%          (0.78)%          (0.92)%        (1.75)%(d)
Investment loss--net of waivers and reimbursements,
  if any (f) ...............................................       (0.54)%          (0.69)%          (0.64)%        (0.61)%(d)
Investment loss--net of all reductions (g) .................       (0.45)%          (0.58)%          (0.59)%        (0.39)%(d)
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ...................     $61,683          $49,925          $32,793        $14,191
                                                                 =======          =======          =======        =======
Portfolio turnover rate ....................................         193%             214%             144%            60%(c)
                                                                 =======          =======          =======        =======

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                                      ROSZEL/ALLIANZ NFJ
                                                                                       SMALL CAP VALUE
                                                                                          PORTFOLIO
                                                               ---------------------------------------------------------------
                                                                                                                     JULY 1,
                                                                                                                    2002* TO
                                                                          YEAR ENDED DECEMBER 31,                 DECEMBER 31,
                                                                   2005             2004             2003             2002
                                                               ------------     ------------     ------------     ------------
INCREASE (DECREASE) IN NET ASSET VALUE:
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period .......................     $  13.94         $ 11.47          $  9.33        $ 10.00
                                                                 --------         -------          -------        -------
Investment income--net (a)(g) ..............................         0.25            0.25             0.20           0.09
Realized and unrealized gain (loss) on investments--net ....         1.30            2.35             2.90          (0.70)
                                                                 --------         -------          -------        -------
Total from investment operations ...........................         1.55            2.60             3.10          (0.61)
                                                                 --------         -------          -------        -------
Distributions to shareholders from:
  Investment income--net ...................................        (0.18)             --            (0.23)         (0.06)
  Realized gain--net .......................................        (0.94)          (0.13)           (0.73)            --
                                                                 --------         -------          -------        -------
Total distributions ........................................        (1.12)          (0.13)           (0.96)         (0.06)
                                                                 --------         -------          -------        -------
Net asset value, end of period .............................     $  14.37         $ 13.94          $ 11.47        $  9.33
                                                                 ========         =======          =======        =======
TOTAL RETURN (b) ...........................................        11.78%          22.83%           33.19%         (6.10)%(c)
                                                                 ========         =======          =======        =======
RATIOS TO AVERAGE NET ASSETS:
Expenses before expense reductions (e) .....................         1.15%           1.17%            1.34%          1.99%(d)
Expenses net of waivers and reimbursements, if any (f) .....         1.15%           1.15%            1.15%          1.15%(d)
Expenses net of all reductions (g) .........................         1.13%           1.13%            1.05%          1.14%(d)
Investment income--net before expense reductions (e) .......         1.73%           2.13%            1.67%          1.13%(d)
Investment income--net of waivers and reimbursements,
  if any (f) ...............................................         1.73%           2.15%            1.86%          1.97%(d)
Investment income--net of all reductions (g) ...............         1.75%           2.17%            1.96%          1.98%(d)
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ...................     $116,708         $96,956          $62,982        $61,194
                                                                 ========         =======          =======        =======
Portfolio turnover rate ....................................           39%             51%              62%             9%(c)
                                                                 ========         =======          =======        =======


                                                                                      ROSZEL/JP MORGAN
                                                                                      SMALL CAP GROWTH
                                                                                          PORTFOLIO
                                                               ---------------------------------------------------------------
                                                                                                                     JULY 1,
                                                                                                                    2002* TO
                                                                          YEAR ENDED DECEMBER 31,                 DECEMBER 31,
                                                                   2005             2004             2003             2002
                                                               ------------     ------------     ------------     ------------
INCREASE (DECREASE) IN NET ASSET VALUE:
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period .......................     $ 12.70          $ 11.65          $  8.50        $ 10.00
                                                                 -------          -------          -------        -------
Investment loss--net (a)(g) ................................       (0.11)           (0.11)           (0.09)         (0.03)
Realized and unrealized gain (loss) on investments--net ....        0.73             1.16             3.24          (1.47)
                                                                 -------          -------          -------        -------
Total from investment operations ...........................        0.62             1.05             3.15          (1.50)
                                                                 -------          -------          -------        -------
Distributions to shareholders from realized gain--net ......       (1.77)              --               --             --
                                                                 -------          -------          -------        -------
Net asset value, end of period .............................     $ 11.55          $ 12.70          $ 11.65        $  8.50
                                                                 =======          =======          =======        =======
TOTAL RETURN (b) ...........................................        6.41%            9.01%           37.06%        (15.00)%(c)
                                                                 =======          =======          =======        =======
RATIOS TO AVERAGE NET ASSETS:
Expenses before expense reductions (e) .....................        1.26%            1.29%            1.39%          2.02%(d)
Expenses net of waivers and reimbursements, if any (f) .....        1.25%            1.25%            1.25%          1.25%(d)
Expenses net of all reductions (g) .........................        1.25%            1.25%            1.24%          1.25%(d)
Investment loss--net before expense reductions (e) .........       (1.00)%          (0.96)%          (1.09)%        (1.55)%(d)
Investment loss--net of waivers and reimbursements,
  if any (f) ...............................................       (0.99)%          (0.92)%          (0.95)%        (0.78)%(d)
Investment loss--net of all reductions (g) .................       (0.99)%          (0.92)%          (0.94)%        (0.78)%(d)
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ...................     $82,692          $73,682          $73,396        $44,483
                                                                 =======          =======          =======        =======
Portfolio turnover rate ....................................         115%             111%              46%            34%(c)
                                                                 =======          =======          =======        =======

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                              ROSZEL/DELAWARE
                                                                                   TREND
                                                                                 PORTFOLIO
                                                               ----------------------------------------------
                                                                                                    MAY 1,
                                                                                                   2003* TO
                                                                  YEAR ENDED DECEMBER 31,        DECEMBER 31,
                                                                   2005             2004             2003
                                                               ------------     ------------     ------------
INCREASE (DECREASE) IN NET ASSET VALUE:
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period .......................     $ 13.62          $ 12.39        $ 10.00
                                                                 -------          -------        -------
Investment loss--net (a)(g) ................................       (0.08)           (0.09)         (0.05)
Realized and unrealized gain on investments--net ...........        0.69             1.51           2.44
                                                                 -------          -------        -------
Total from investment operations ...........................        0.61             1.42           2.39
                                                                 -------          -------        -------
Distributions to shareholders from realized gain--net ......       (0.27)           (0.19)            --
                                                                 -------          -------        -------
Net asset value, end of period .............................     $ 13.96          $ 13.62        $ 12.39
                                                                 =======          =======        =======
TOTAL RETURN (b) ...........................................        4.74%           11.54%         23.90%(c)
                                                                 =======          =======        =======
RATIOS TO AVERAGE NET ASSETS:
Expenses before expense reductions (e) .....................        1.20%            1.20%          1.36%(d)
Expenses net of waivers and reimbursements, if any (f) .....        1.15%            1.15%          1.15%(d)
Expenses net of all reductions (g) .........................        1.13%            1.14%          1.15%(d)
Investment loss--net before expense reductions (e) .........       (0.71)%          (0.77)%        (0.92)%(d)
Investment loss--net of waivers and reimbursements,
  if any (f) ...............................................       (0.66)%          (0.72)%        (0.71)%(d)
Investment loss--net of all reductions (g) .................       (0.64)%          (0.71)%        (0.71)%(d)
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ...................     $42,541          $79,235        $68,647
                                                                 =======          =======        =======
Portfolio turnover rate ....................................          63%              48%           114%(c)
                                                                 =======          =======        =======

                                                                                      ROSZEL/LORD ABBETT
                                                                                        BOND DEBENTURE
                                                                                          PORTFOLIO
                                                               ---------------------------------------------------------------
                                                                                                                     JULY 1,
                                                                                                                    2002* TO
                                                                          YEAR ENDED DECEMBER 31,                 DECEMBER 31,
                                                                   2005             2004             2003             2002
                                                               ------------     ------------     ------------     ------------
INCREASE (DECREASE) IN NET ASSET VALUE:
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period .......................     $ 11.74          $ 11.48          $ 10.38         $10.00
                                                                 -------          -------          -------         ------
Investment income--net (a)(g) ..............................        0.59             0.60             0.64           0.27
Realized and unrealized gain (loss) on investments--net ....       (0.34)            0.35             1.08           0.30
                                                                 -------          -------          -------         ------
Total from investment operations ...........................        0.25             0.95             1.72           0.57
                                                                 -------          -------          -------         ------
Distributions to shareholders from:
  Investment income--net ...................................       (0.62)           (0.62)           (0.61)         (0.19)
  Realized gain--net .......................................       (0.23)           (0.07)           (0.01)            --
                                                                 -------          -------          -------         ------
Total distributions ........................................       (0.85)           (0.69)           (0.62)         (0.19)
                                                                 -------          -------          -------         ------
Net asset value, end of period .............................     $ 11.14          $ 11.74          $ 11.48         $10.38
                                                                 =======          =======          =======         ======
TOTAL RETURN (b) ...........................................        2.23%            8.14%           17.02%          5.74%(c)
                                                                 =======          =======          =======         ======
RATIOS TO AVERAGE NET ASSETS:
Expenses before expense reductions (e) .....................        1.39%            1.47%            2.15%         13.76%(d)
Expenses net of waivers and reimbursements, if any (f) .....        1.10%            1.10%            1.10%          1.10%(d)
Expenses net of all reductions (g) .........................        1.10%            1.10%            1.10%          1.10%(d)
Investment income (loss)--net before expense
  reductions (e) ...........................................        4.91%            4.93%            4.72%         (7.40)%(d)
Investment income--net of waivers and reimbursements,
  if any (f) ...............................................        5.20%            5.30%            5.77%          5.26%(d)
Investment income--net of all reductions (g) ...............        5.20%            5.30%            5.77%          5.26%(d)
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ...................     $12,270          $14,860          $16,794         $1,726
                                                                 =======          =======          =======         ======
Portfolio turnover rate ....................................          53%              87%              63%            22%(c)
                                                                 =======          =======          =======         ======

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS (CONCLUDED)
--------------------------------------------------------------------------------

----------
NOTES TO FINANCIAL HIGHLIGHTS:

*    COMMENCEMENT OF INVESTMENT OPERATIONS.

(a)  BASED ON AVERAGE SHARES OUTSTANDING DURING THE RESPECTIVE PERIODS.

(b) TOTAL RETURNS ARE BASED ON CHANGES IN NET ASSET VALUES FOR THE PERIODS SHOWN, AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS (IF ANY) FOR THE PORTFOLIO AT THE NET ASSET VALUE ON THE EX-DIVIDEND DATE. TOTAL RETURNS INCLUDE THE EFFECT OF EXPENSE REDUCTIONS RESULTING FROM ADVISORY FEE WAIVERS, EXPENSE REIMBURSEMENTS IN EXCESS OF EXPENSE LIMITATIONS AND COMMISSION RECAPTURE AGREEMENTS (IF ANY). TOTAL RETURNS WOULD HAVE BEEN LOWER WITHOUT EXPENSE REDUCTIONS. TOTAL RETURNS DO NOT INCLUDE INSURANCE COMPANY SEPARATE ACCOUNT RELATED FEES AND EXPENSES. SUCH FEES AND EXPENSES WOULD REDUCE THE OVERALL RETURNS SHOWN. PAST RESULTS SHOWN SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE. TOTAL RETURNS AND PRINCIPAL VALUES WILL FLUCTUATE SUCH THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(c)  NOT ANNUALIZED.

(d)  ANNUALIZED.

(e) DOES NOT INCLUDE ADVISORY WAIVERS, EXPENSE REIMBURSEMENTS OR EXPENSE REDUCTIONS FROM COMMISSION RECAPTURE AGREEMENTS.

(f) INCLUDES ADVISORY WAIVERS AND EXPENSE REIMBURSEMENTS AND EXCLUDES EXPENSE REDUCTIONS FROM COMMISSION RECAPTURE AGREEMENTS, IF ANY.

(g) INCLUDES ADVISORY WAIVERS, EXPENSE REIMBURSEMENTS AND EXPENSE REDUCTIONS FROM COMMISSION RECAPTURE AGREEMENTS, IF ANY.

See Notes to Financial Statements.

================================================================================
MLIG VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES:

     MLIG Variable Insurance Trust (the "Trust") is a statutory trust organized in the state of Delaware. It is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as an open-end management investment company. The Trust is comprised of twenty-four separate investment portfolios (the "Portfolios"), each of which is, in effect, a separate mutual fund. Eight Portfolios are included in this annual report consisting of Roszel/Lord Abbett Affiliated Portfolio, Roszel/Allianz CCM Capital Appreciation Portfolio (formerly Roszel/PIMCO CCM Capital Appreciation Portfolio), Roszel/Lord Abbett Mid Cap Value Portfolio, Roszel/Seligman Mid Cap Growth Portfolio, Roszel/Allianz NFJ Small Cap Value Portfolio (formerly Roszel/PIMCO Small Cap Value Portfolio), Roszel/JP Morgan Small Cap Growth Portfolio, Roszel/Delaware Trend Portfolio and Roszel/Lord Abbett Bond Debenture Portfolio. Each Portfolio currently offers one class of shares to one or more separate accounts of Merrill Lynch Life Insurance Company ("MLLIC") and ML Life Insurance Company of New York ("MLLICNY") (indirect, wholly-owned subsidiaries of Merrill Lynch & Co., Inc. ("ML&Co."), and affiliates of Roszel Advisors, LLC (the "Advisor")), as funding vehicles for certain variable annuity and variable life insurance contracts. The Trust does not offer its shares directly to the public. The Trust's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which requires management to make certain estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Trust.

     (a) VALUATION OF INVESTMENTS--Portfolio securities and other investments listed on any U.S. or foreign stock exchange or the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last sale price on that exchange or the official closing price on the NASDAQ on the valuation day; if no sale occurs, securities traded on a U.S. exchange or NASDAQ are valued at the mean between the closing bid and closing asked prices and securities traded on a foreign exchange are valued at the official bid price. Over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices. Debt securities with a remaining maturity of 61 days or more are valued on the basis of dealer-supplied quotations or by a pricing service selected by the administrator ("J.P. Morgan Investor Services Co.") if those prices are considered by the administrator to be representative of market values as of the close of business of the New York Stock Exchange pursuant to procedures established by and under the supervision of the board of trustees; debt securities with a remaining maturity of 60 days or less are valued at their amortized cost which approximates market value. Securities and other assets, including those for which a pricing service supplies no quotations or quotations are not considered by the administrator to be representative of market values are valued at fair value as determined in good faith pursuant to procedures established by and under the supervision of the board of trustees of the Trust. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business in the New York Stock Exchange ("NYSE"). Occasionally, events affecting the values of such securities may occur during such times. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith pursuant to procedures established by and under the supervision of the board of trustees.

     (b) REPURCHASE AGREEMENTS--Some of the Portfolios may engage in repurchase agreement transactions with respect to instruments in which the Portfolio is authorized to invest. The Portfolios may engage in repurchase agreement transactions with certain member banks of the Federal Reserve System and with certain dealers listed on the Federal Reserve System and on the Federal Reserve Bank of New York's list of reporting dealers. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Portfolio takes possession of the underlying securities, marks to market such securities and, if necessary, receives additions to such securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair

================================================================================
MLIG VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

value of the collateral declines, the Portfolio may suffer a loss. Securities purchased under repurchase agreements may be held with other custodial banks under tri-party arrangements.

     (c) FOREIGN CURRENCY TRANSACTIONS--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets and liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign currency exchange rates on investments.

     (d) SECURITY TRANSACTIONS AND INVESTMENT INCOME--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

     (e) EXPENSES--Certain expenses have been allocated to the individual Portfolios of the Trust on a pro rata basis based upon the respective aggregate net asset value of each Portfolio of the Trust.

     (f) DIVIDENDS AND DISTRIBUTIONS--Each Portfolio except Roszel/Lord Abbett Bond Debenture Portfolio, intends to distribute at least annually to shareholders substantially all of its net investment income. Roszel/Lord Abbett Bond Debenture Portfolio declares and pays dividends from net investment income each month. Distribution of net realized gains, if any, will be declared and paid at least annually for all Portfolios. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

     (g) OFFERING COSTS--Offering costs are capitalized and amortized over twelve months.

     (h) TAXES--Each Portfolio intends to comply with the requirements of the Internal Revenue Code of 1986, as amended applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized capital gains to its shareholders. Therefore, no Federal income tax provision is required. Income and capital gains derived from sources outside the United States may be subject to foreign withholding and other taxes.

     Permanent book and tax basis differences relating to shareholder distributions resulted in reclassifications among undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital at December 31, 2005 as follows:

--------------------------------------------------------------------------------------------------------------------
                                                                UNDISTRIBUTED       ACCUMULATED
                                                               NET INVESTMENT      NET REALIZED          PAID-IN
PORTFOLIO                                                       INCOME (LOSS)       GAIN (LOSS)          CAPITAL
--------------------------------------------------------------------------------------------------------------------
Roszel/Lord Abbett Affiliated Portfolio ....................         $       1          $      (1)          $     --
Roszel/Lord Abbett Mid Cap Value Portfolio .................           (38,400)            75,940            (37,540)
Roszel/Seligman Mid Cap Growth Portfolio ...................           251,894           (251,894)                --
Roszel/Allianz NFJ Small Cap Value Portfolio ...............          (107,970)            55,912             52,058
Roszel/JP Morgan Small Cap Growth Portfolio ................           770,385           (770,385)                --
Roszel/Delaware Trend Portfolio ............................           348,001           (347,997)                (4)
Roszel/Lord Abbett Bond Debenture Portfolio ................            62,317            (62,319)                 2

================================================================================
MLIG VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

     The tax character of distributions paid during 2005 and 2004 were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                 2005 DISTRIBUTIONS PAID FROM        2004 DISTRIBUTIONS PAID FROM
                                                               ---------------------------------   ---------------------------------
                                                                  ORDINARY          LONG-TERM         ORDINARY          LONG-TERM
PORTFOLIO                                                          INCOME         CAPITAL GAIN         INCOME         CAPITAL GAIN
------------------------------------------------------------------------------------------------------------------------------------
Roszel/Lord Abbett Affiliated Portfolio ....................     $2,722,322        $   697,405       $1,335,525        $       --
Roszel/Allianz CCM Capital Appreciation Portfolio ..........        814,135          1,315,954        1,267,735                --
Roszel/Lord Abbett Mid Cap Value Portfolio .................      1,425,607         12,620,834        4,224,638         1,707,293
Roszel/Seligman Mid Cap Growth Portfolio ...................      1,144,530          1,299,766          856,911           661,158
Roszel/Allianz NFJ Small Cap Value Portfolio ...............      2,487,984          6,115,815          255,850           393,559
Roszel/JP Morgan Small Cap Growth Portfolio ................             --         11,793,697               --                --
Roszel/Delaware Trend Portfolio ............................             --            904,551        1,121,371                --
Roszel/Lord Abbett Bond Debenture Portfolio ................        885,919            228,331          822,929             1,682

     At December 31, 2005, the components of distributable earnings on a tax basis were as follows:

------------------------------------------------------------------------------------------------
                                                                                  UNDISTRIBUTED
                                                                UNDISTRIBUTED       LONG-TERM
PORTFOLIO                                                      ORDINARY INCOME    CAPITAL GAIN
------------------------------------------------------------------------------------------------
Roszel/Lord Abbett Affiliated Portfolio ....................     $  745,930        $ 1,529,504
Roszel/Allianz CCM Capital Appreciation Portfolio ..........      4,312,671         17,751,216
Roszel/Lord Abbett Mid Cap Value Portfolio .................      1,627,199         19,769,958
Roszel/Seligman Mid Cap Growth Portfolio ...................      4,417,908          2,215,736
Roszel/Allianz NFJ Small Cap Value Portfolio ...............      4,768,555         10,778,916
Roszel/JP Morgan Small Cap Growth Portfolio ................      1,417,302          4,658,660
Roszel/Delaware Trend Portfolio ............................          6,246          5,112,615
Roszel/Lord Abbett Bond Debenture Portfolio ................        342,507             27,249

2.   INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES:

     The Trust has entered into a Management Agreement with the Advisor. For the year ended December 31, 2005, the annual investment advisory fees as a percentage of average daily net assets were as follows:

-----------------------------------------------------------------------------------------------
PORTFOLIO                                                                          ADVISORY FEE
-----------------------------------------------------------------------------------------------
Roszel/Lord Abbett Affiliated Portfolio ........................................      0.80%
Roszel/Allianz CCM Capital Appreciation Portfolio ..............................      0.80%
Roszel/Lord Abbett Mid Cap Value Portfolio .....................................      0.85%
Roszel/Seligman Mid Cap Growth Portfolio .......................................      0.85%
Roszel/Allianz NFJ Small Cap Value Portfolio ...................................      0.85%
Roszel/JP Morgan Small Cap Growth Portfolio ....................................      0.95%
Roszel/Delaware Trend Portfolio ................................................      0.85%
Roszel/Lord Abbett Bond Debenture Portfolio ....................................      0.80%

     For the year ended December 31, 2005, the following Portfolios placed a portion of their portfolio transactions with brokerage firms affiliated with the
Advisor:

-----------------------------------------------------------------------------------------------------
                                                                                          COMMISSIONS
PORTFOLIO                                                            BROKER                  PAID
-----------------------------------------------------------------------------------------------------
Roszel/Lord Abbett Affiliated Portfolio .............    Merrill Lynch & Co. ..........     $ 4,453
                                                         Citation Financial Group .....       6,321
Roszel/Allianz CCM Capital Appreciation Portfolio ...    Merrill Lynch & Co. ..........      10,489
                                                         Citation Financial Group .....      82,518
Roszel/Lord Abbett Mid Cap Value Portfolio ..........    Merrill Lynch & Co. ..........       6,487
                                                         Citation Financial Group .....       7,007
Roszel/Seligman Mid Cap Growth Portfolio ............    Merrill Lynch & Co. ..........      83,973
Roszel/Allianz NFJ Small Cap Value Portfolio ........    Merrill Lynch & Co. ..........         795
                                                         Citation Financial Group .....      25,801
Roszel/JP Morgan Small Cap Growth Portfolio .........    Merrill Lynch & Co. ..........       6,495
Roszel/Delaware Trend Portfolio .....................    Merrill Lynch & Co. ..........       3,394
                                                         Citation Financial Group            16,885

================================================================================
MLIG VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

     A portion of the brokerage commissions on portfolio transactions directed to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of the Advisor, were used to reduce certain portfolio expenses as follows:

--------------------------------------------------------------------------------
                                                                       EXPENSE
PORTFOLIO                                                             REDUCTIONS
--------------------------------------------------------------------------------
Roszel/Lord Abbett Affiliated Portfolio ...........................    $ 5,752
Roszel/Allianz CCM Capital Appreciation Portfolio .................     56,839
Roszel/Lord Abbett Mid Cap Value Portfolio ........................      7,108
Roszel/Seligman Mid Cap Growth Portfolio ..........................     49,829
Roszel/Allianz NFJ Small Cap Value Portfolio ......................     18,947
Roszel/JP Morgan Small Cap Growth Portfolio .......................        635
Roszel/Delaware Trend Portfolio ...................................      8,675

     Financial Data Services, Inc. ("FDS"), an affiliate of the Advisor, is the Trust's transfer agent. FDS is entitled to receive from each Portfolio a monthly fee at an annual rate based on average daily net assets according to the following schedule:

--------------------------------------------------------------------------------
AVERAGE DAILY NET ASSETS                                      ANNUAL FEE OR RATE
--------------------------------------------------------------------------------
Up to $15,000,000 ..........................................       $7,500
Above $15,000,000 - $25,000,000 ............................        0.050%
Above $25,000,000 - $50,000,000 ............................        0.040%
Above $50,000,000 - $75,000,000 ............................        0.030%
Above $75,000,000 ..........................................        0.025%

     The Trust's distributor is MLPF&S, an affiliate of the Advisor.

     Certain officers and/or trustees of the Trust are officers and/or directors of the Advisor, MLLIC, MLLICNY, MLPF&S and Merrill Lynch Insurance Group, Inc.

3.   INVESTMENTS:

     Purchases and sales of investments, excluding short-term securities of the Portfolios, for the year ended December 31, 2005 were as follows:

------------------------------------------------------------------------------------------
PORTFOLIO                                                       PURCHASES        SALES
------------------------------------------------------------------------------------------
Roszel/Lord Abbett Affiliated Portfolio ....................   $ 19,864,260   $ 17,968,558
Roszel/Allianz CCM Capital Appreciation Portfolio ..........    245,237,751    271,597,666
Roszel/Lord Abbett Mid Cap Value Portfolio .................     47,071,138     54,874,330
Roszel/Seligman Mid Cap Growth Portfolio ...................    107,095,260    102,430,936
Roszel/Allianz NFJ Small Cap Value Portfolio ...............     41,404,387     40,472,059
Roszel/JP Morgan Small Cap Growth Portfolio ................     90,273,617     88,417,569
Roszel/Delaware Trend Portfolio ............................     33,326,680     66,615,162
Roszel/Lord Abbett Bond Debenture Portfolio ................      7,235,660      9,063,618

================================================================================
MLIG VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

As of December 31, 2005, the gross unrealized appreciation (depreciation) on investments based on the aggregate cost of investments for federal income tax purposes was as follows:

--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 NET
                                                                                 GROSS          GROSS         UNREALIZED
                                                                               UNREALIZED     UNREALIZED     APPRECIATION
PORTFOLIO                                                          COST       APPRECIATION   DEPRECIATION   (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
Roszel/Lord Abbett Affiliated Portfolio ....................   $ 35,714,649   $ 3,918,185    $(1,008,016)    $ 2,910,169
Roszel/Allianz CCM Capital Appreciation Portfolio ..........    156,338,363    23,337,844     (1,156,462)     22,181,382
Roszel/Lord Abbett Mid Cap Value Portfolio .................    132,396,072    37,273,765     (4,555,432)     32,718,333
Roszel/Seligman Mid Cap Growth Portfolio ...................     58,028,310     6,346,144     (1,408,803)      4,937,341
Roszel/Allianz NFJ Small Cap Value Portfolio ...............     94,957,774    17,289,207     (3,592,285)     13,696,922
Roszel/JP Morgan Small Cap Growth Portfolio ................     73,101,577    11,599,766     (1,818,045)      9,781,721
Roszel/Delaware Trend Portfolio ............................     34,737,906     8,808,979     (1,371,047)      7,437,932
Roszel/Lord Abbett Bond Debenture Portfolio ................     14,060,193       347,959       (539,845)       (191,886)

4.   EXPENSE LIMITATION:

     The Trust and the Advisor have entered into an expense limitation agreement whereby the Advisor agrees to waive fees payable to it and if necessary, reimburse each Portfolio to the extent total operating expenses (excluding interest, taxes, brokerage commissions, expenses in the form of fees paid to Trust service providers by brokers in connection with directed brokerage arrangements, other expenditures that are capitalized in accordance with accounting principles generally accepted in the United States of America, and other extraordinary expenses not incurred in the ordinary course of each Portfolio's business) exceed the following annual limits as a percentage of average daily net assets:

--------------------------------------------------------------------------------
                                                                  VOLUNTARY
PORTFOLIO                                                    EXPENSE LIMITATIONS
--------------------------------------------------------------------------------
Roszel/Lord Abbett Affiliated Portfolio ..................          1.10%
Roszel/Allianz CCM Capital Appreciation Portfolio ........          1.10%
Roszel/Lord Abbett Mid Cap Value Portfolio ...............          1.15%
Roszel/Seligman Mid Cap Growth Portfolio .................          1.15%
Roszel/Allianz NFJ Small Cap Value Portfolio .............          1.15%
Roszel/JP Morgan Small Cap Growth Portfolio ..............          1.25%
Roszel/Delaware Trend Portfolio ..........................          1.15%
Roszel/Lord Abbett Bond Debenture Portfolio ..............          1.10%

     The expense limitation is effected by waivers by the Advisor of its advisory fees and reimbursements of expenses exceeding the advisory fee. For the year ended December 31, 2005 advisory fee waivers and expense reimbursements were as follows:

---------------------------------------------------------------------------------------
                                                               ADVISORY
                                                                 FEES        EXPENSE
PORTFOLIO                                                       WAIVED    REIMBURSEMENT
---------------------------------------------------------------------------------------
Roszel/Lord Abbett Affiliated Portfolio ....................   $40,231         $--
Roszel/Seligman Mid Cap Growth Portfolio ...................    24,059          --
Roszel/JP Morgan Small Cap Growth Portfolio ................    11,555          --
Roszel/Delaware Trend Portfolio ............................    26,088          --
Roszel/Lord Abbett Bond Debenture Portfolio ................    42,953          --

     In any year which the total assets of a Portfolio are greater than $50 million and its estimated total annual operating expenses are less than the expense limitations specified above, the Advisor may be entitled to a reimbursement by such Portfolio, of advisory fees waived and expenses reimbursed pursuant to the expense limitation agreement. The maximum amount of such reimbursement shall equal the sum of all advisory fees waived and expense reimbursements remitted to the Portfolio during the previous three fiscal years.

================================================================================
MLIG VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

     For the year ended December 31, 2005, the Advisor received the following reimbursements:

--------------------------------------------------------------------------------
                                                                      EXPENSE
PORTFOLIO                                                          REIMBURSEMENT
--------------------------------------------------------------------------------
Roszel/Allianz CCM Capital Appreciation Portfolio .............       $24,854
Roszel/Lord Abbett Mid Cap Value Portfolio ....................        67,173
Roszel/Allianz NFJ Small Cap Value Portfolio ..................        25,029

     As of December 31, 2005 the maximum amounts recoverable by the Advisor under the expense limitation agreement through 2007 were as follows:

-----------------------------------------------------------------------------------------------------------
                                                                 AMOUNT ELIGIBLE THROUGH          TOTAL
                                                               ----------------------------   ELIGIBLE FOR
PORTFOLIO                                                        2005      2006      2007     REIMBURSEMENT
-----------------------------------------------------------------------------------------------------------
Roszel/Lord Abbett Affiliated Portfolio ....................   $     --   $60,517   $54,408     $114,925
Roszel/Allianz CCM Capital Appreciation Portfolio ..........         --    24,854        --       24,854
Roszel/Lord Abbett Mid Cap Value Portfolio .................    126,650    72,855        --      199,505
Roszel/Seligman Mid Cap Growth Portfolio ...................     61,841    57,848    40,373      160,062
Roszel/Allianz NFJ Small Cap Value Portfolio ...............    132,673    95,500    15,713      243,886
Roszel/JP Morgan Small Cap Growth Portfolio ................    140,466    78,029    25,120      243,615
Roszel/Delaware Trend Portfolio ............................         --    43,329    34,073       77,402
Roszel/Lord Abbett Bond Debenture Portfolio ................     49,008    66,604    55,305      170,917

================================================================================
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Trustees and Shareholders of
MLIG Variable Insurance Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of MLIG Variable Insurance Trust (the "Trust") comprising the Roszel/Lord Abbett Affiliated Portfolio, Roszel Allianz CCM Capital Appreciation Portfolio (formerly Roszel/PIMCO CCM Capital Appreciation Portfolio), Roszel/Lord Abbett Mid Cap Value Portfolio, Roszel/Seligman Mid Cap Growth Portfolio, Roszel/Allianz NFJ Small Cap Value Portfolio (formerly Roszel/PIMCO Small Cap Value Portfolio), Roszel/JP Morgan Small Cap Growth Portfolio, Roszel/Delaware Trend Portfolio, and Roszel/Lord Abbett Bond Debenture Portfolio as of December 31, 2005, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios referred to above of MLIG Variable Insurance Trust as of December 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 15, 2006

================================================================================
TRUST MANAGEMENT
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

     The Trust's board of trustees is responsible for overseeing the Trust's affairs including deciding matters of general policy and reviewing certain actions of the Advisor, other Advisors, the custodian, administrator, and other service providers.

     The following information is provided for each trustee and officer of the Trust as of December 31, 2005.

                                                                                                 NUMBER OF
                                                                      PRINCIPAL             PORTFOLIOS IN TRUST
                          POSITION(S)    TERM OF OFFICE             OCCUPATION(S)                  COMPLEX             OTHER
      NAME, ADDRESS        HELD WITH      AND LENGTH OF                DURING                   OVERSEEN BY        DIRECTORSHIPS
        AND (AGE)          THE TRUST       TIME SERVED               PAST 5 YEARS                  TRUSTEE        HELD BY TRUSTEE*
----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES AND OFFICERS
----------------------------------------------------------------------------------------------------------------------------------
Michael P. Cogswell       Trustee and  Indefinite term     January 2003 - Present,                  24                 None
1400 Merrill Lynch Drive  President    since June 5, 2002  Director of Employer Plans
Pennington, NJ 08534                                       Marketing, Retirement Group,
(50)                                                       Merrill Lynch, Pierce, Fenner &
                                                           Smith Inc.

                                                           April 2001 - January 2003,
                                                           Senior Vice President and
                                                           Director of Product
                                                           Development, Merrill Lynch
                                                           Insurance Group

                                                           November 1990 - April 2001,
                                                           Vice President and Senior
                                                           Counsel, Merrill Lynch
                                                           Insurance Group
----------------------------------------------------------------------------------------------------------------------------------

================================================================================
TRUST MANAGEMENT
TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                 NUMBER OF
                                                                      PRINCIPAL             PORTFOLIOS IN TRUST
                          POSITION(S)    TERM OF OFFICE             OCCUPATION(S)                  COMPLEX             OTHER
      NAME, ADDRESS        HELD WITH      AND LENGTH OF                DURING                   OVERSEEN BY        DIRECTORSHIPS
        AND (AGE)          THE TRUST       TIME SERVED               PAST 5 YEARS                  TRUSTEE        HELD BY TRUSTEE*
----------------------------------------------------------------------------------------------------------------------------------
Deborah J. Adler          Senior Vice  Indefinite term     February 2005 - Present, First           N/A                 N/A
1300 Merrill Lynch Drive  President    since September 7,  Vice President, Chief Actuary
Pennington, NJ 08534                   2005                and Director of Product
(44)                                                       Development, Actuarial & Funds
                          Trustee      May 2003 to         Management, Merrill Lynch
                                       September 2005      Insurance Group

                                                           April 2003 - January 2005,
                                                           Senior Vice President, Chief
                                                           Actuary and Director of Product
                                                           Development, Actuarial & Funds
                                                           Management, Merrill Lynch
                                                           Insurance Group

                                                           September 2000 - March 2003,
                                                           Vice President and Chief
                                                           Actuary, Merrill Lynch
                                                           Insurance Group

                                                           1994 - 2000, Vice President and
                                                           Financial Actuary, Merrill
                                                           Lynch Insurance Group
----------------------------------------------------------------------------------------------------------------------------------

================================================================================
TRUST MANAGEMENT
TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                 NUMBER OF
                                                                      PRINCIPAL             PORTFOLIOS IN TRUST
                          POSITION(S)    TERM OF OFFICE             OCCUPATION(S)                 COMPLEX              OTHER
      NAME, ADDRESS        HELD WITH      AND LENGTH OF                DURING                   OVERSEEN BY         DIRECTORSHIPS
        AND (AGE)          THE TRUST       TIME SERVED               PAST 5 YEARS                 TRUSTEE         HELD BY TRUSTEE*
----------------------------------------------------------------------------------------------------------------------------------
J. David Meglen           Vice         Indefinite term     April 2002 - Present, Vice               N/A                 N/A
1300 Merrill Lynch Drive  President    since June 5, 2002  President and Chief Operating
Pennington, NJ 08534                                       Officer, Roszel Advisors, LLC
(42)
                                                           April 2001 - April 2002,
                                                           Director, Offshore Mutual Funds
                                                           Marketing, Merrill Lynch
                                                           Investment Managers, L.P.

                                                           January 2000 - March 2001,
                                                           Director, New Business
                                                           Development, Defined and
                                                           Managed Funds, Merrill Lynch &
                                                           Co., Inc.

                                                           October 1998 - December 1999,
                                                           Director, Fund Accounting,
                                                           Defined Asset Funds, Merrill
                                                           Lynch & Co., Inc.
----------------------------------------------------------------------------------------------------------------------------------
Jerome J. Davies          Treasurer    Indefinite term     May 2002 - Present, Vice                 N/A                 N/A
1300 Merrill Lynch Drive  and          since November 13,  President, Merrill Lynch
Pennington, NJ 08534      Chief        2002                Insurance Group and Treasurer,
(35)                      Financial                        Roszel Advisors, LLC
                          Officer
                                                           July 1995 - October 2001, Vice
                                                           President, Funds Management,
                                                           Bear, Stearns & Co. Inc.
----------------------------------------------------------------------------------------------------------------------------------
Barry G. Skolnick         Secretary    Indefinite term     1990 - Present, First Vice               N/A                 N/A
1300 Merrill Lynch Drive  and Chief    since June 21,      President and General Counsel,
Pennington, NJ 08534      Compliance   2005                Merrill Lynch Insurance Group
(54)                      Officer
----------------------------------------------------------------------------------------------------------------------------------

================================================================================
TRUST MANAGEMENT
TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                 NUMBER OF
                                                                      PRINCIPAL             PORTFOLIOS IN TRUST
                          POSITION(S)    TERM OF OFFICE             OCCUPATION(S)                 COMPLEX              OTHER
      NAME, ADDRESS        HELD WITH      AND LENGTH OF                DURING                   OVERSEEN BY        DIRECTORSHIPS
        AND (AGE)          THE TRUST       TIME SERVED               PAST 5 YEARS                 TRUSTEE         HELD BY TRUSTEE*
----------------------------------------------------------------------------------------------------------------------------------
Frances C. Grabish        Assistant    Indefinite term     1999 - Present, Vice President           N/A                 N/A
1300 Merrill Lynch Drive  Secretary    since June 5, 2002  and Senior Counsel, Merrill
Pennington, NJ 08534                                       Lynch Insurance Group
(37)
                                                           1996 - 1999, Manager and
                                                           Attorney, Prudential Insurance
                                                           Company of America.
----------------------------------------------------------------------------------------------------------------------------------

================================================================================
TRUST MANAGEMENT
TRUSTEES AND OFFICERS (CONCLUDED)
--------------------------------------------------------------------------------

                                                                                                 NUMBER OF
                                                                      PRINCIPAL             PORTFOLIOS IN TRUST
                          POSITION(S)    TERM OF OFFICE             OCCUPATION(S)                 COMPLEX              OTHER
      NAME, ADDRESS        HELD WITH      AND LENGTH OF                DURING                   OVERSEEN BY        DIRECTORSHIPS
        AND (AGE)          THE TRUST       TIME SERVED               PAST 5 YEARS                 TRUSTEE         HELD BY TRUSTEE*
----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------------
Robert M. Bordeman        Trustee      Indefinite term     1995 - Present, Chief Executive          24                 None
1300 Merrill Lynch Drive               since June 5, 2002  Officer, Safeway Insurance
Pennington, NJ 08534                                       Group
(49)
----------------------------------------------------------------------------------------------------------------------------------
Lisa Wilhelm Haag         Trustee      Indefinite term     2001 - Present, Vice President,          24                 None
1300 Merrill Lynch Drive               since September 7,  Trustmark Insurance
Pennington, NJ 08534                   2005
(47)                                                       1995-2000, Senior Vice
                                                           President, Banc One Capital
                                                           Markets (currently J.P. Morgan
                                                           Securities)
----------------------------------------------------------------------------------------------------------------------------------
Kevin J. Tierney          Trustee      Indefinite term     1999 - Present, Kevin J.                 24            June 2004 -
1300 Merrill Lynch Drive               since June 5, 2002  Tierney, Attorney at Law                               Present, Vesta
Pennington, NJ 08534                                                                                              Insurance Group,
(54)                                                       1991-1999, Senior Vice                                 Inc.
                                                           President and General Counsel,
                                                           UNUM Corporation


----------
* "OTHER DIRECTORSHIPS" LISTS DIRECTORSHIPS HELD IN COMPANIES SUBJECT TO THE REGISTRATION OR REPORTING REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 (GENERALLY CALLED "PUBLIC COMPANIES") OR IN REGISTERED INVESTMENT COMPANIES.

================================================================================
FEDERAL TAX INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

     For the year ended December 31, 2005, the percentage of dividends paid that qualify for the 70% dividends received deduction for corporate shareholders are approximated as follows:

-------------------------------------------------------------------
                                                          DIVIDENDS
                                                          RECEIVED
PORTFOLIO                                                 DEDUCTION
-------------------------------------------------------------------
Roszel/Lord Abbett Affiliated Portfolio ...............     20.90%
Roszel/Allianz CCM Capital Appreciation Portfolio .....    100.00
Roszel/Lord Abbett Mid Cap Value Portfolio ............    100.00
Roszel/Seligman Mid Cap Growth Portfolio ..............     14.85
Roszel/Allianz NFJ Small Cap Value Portfolio ..........     53.41
-------------------------------------------------------------------

     For the year ended December 31, 2005, the percentage of income earned from direct treasury obligations are approximated as follows:

---------------------------------------------------------------------
                                                            DIRECT
                                                           TREASURY
PORTFOLIO                                                 OBLIGATIONS
---------------------------------------------------------------------
Roszel/Lord Abbett Bond Debenture Portfolio ...........      1.33%
---------------------------------------------------------------------

     Each applicable Portfolio hereby designates the following amount as long-term capital gain dividends for the purpose of the dividend paid deduction on its federal income tax return:

----------------------------------------------------------------------
                                                           LONG-TERM
                                                          CAPITAL GAIN
PORTFOLIO                                                     20%
----------------------------------------------------------------------
Roszel/Lord Abbett Affiliated Portfolio ...............   $   697,405
Roszel/Allianz CCM Capital Appreciation Portfolio .....     1,315,954
Roszel/Lord Abbett Mid Cap Value Portfolio ............    12,620,834
Roszel/Seligman Mid Cap Growth Portfolio ..............     1,299,766
Roszel/Allianz NFJ Small Cap Value Portfolio ..........     6,115,815
Roszel/JP Morgan Small Cap Growth Portfolio ...........    11,793,697
Roszel/Delaware Trend Portfolio .......................       904,551
Roszel/Lord Abbett Bond Debenture Portfolio ...........       228,331
----------------------------------------------------------------------

                            Intentionally Left Blank

                            Intentionally Left Blank

================================================================================

TRUSTEES AND OFFICERS

Michael P. Cogswell
TRUSTEE AND PRESIDENT

Deborah J. Adler
SENIOR VICE PRESIDENT

Robert M. Bordeman
INDEPENDENT TRUSTEE

Lisa Wilhelm Haag
INDEPENDENT TRUSTEE

Kevin J. Tierney
INDEPENDENT TRUSTEE

J. David Meglen
VICE-PRESIDENT

Jerome J. Davies
TREASURER AND CHIEF FINANCIAL OFFICER

Barry G. Skolnick
SECRETARY AND CHIEF COMPLIANCE OFFICER

Frances C. Grabish
ASSISTANT SECRETARY

INVESTMENT MANAGER

Roszel Advisors, LLC
1300 Merrill Lynch Drive
Pennington, New Jersey 08534

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116-5022

CUSTODIAN

JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017

ADMINISTRATOR

J.P. Morgan Investor Services Co.
73 Tremont Street
Boston, Massachusetts 02108-3913

TRANSFER AGENT

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, Florida 32246-6484

LEGAL COUNSEL

Sutherland Asbill & Brennan LLP
1275 Pennsylvania Avenue, N.W.
Washington, D.C. 20004-2415


     Additional information about the Trust's trustees and officers is available without charge, upon request by calling the MLIG Service Center at (800) 535-5549 or by writing to the MLIG Service Center at P.O. Box 44222, Jacksonville, Florida 32231-4222.

================================================================================

     This report is only for distribution to shareholders of the Portfolios of MLIG Variable Insurance Trust. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of each Portfolio's shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

     The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

     The Trust's proxy voting policies and procedures and information about how the Trust voted proxies relating to securities held in the Trust's portfolios during the most recent 12-month period ended June 30 are available without charge, upon request by calling the MLIG Service Center at (800) 535-5549 or on the SEC's website at http://www.sec.gov.


MLIG Variable Insurance Trust
P.O. Box 44222
Jacksonville, Florida 32231-4222                                 # 101198RR-1205

ITEM 2. CODE OF ETHICS.

As of the end of the period, December 31, 2005, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-800-535-5549.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that Robert Bordeman is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Bordeman is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Aggregate fees for professional services rendered for MLIG Variable Insurance Trust by Deloitte & Touche LLP for the years ended December 31, 2005 and 2004 were:

                                                 2005                    2004
                                        -----------------------------------------------
Audit Fees (a)                              $398,000                   $ 376,000
Audit Related Fees (b)                             0                           0
Tax Fees (c)                                  52,800                      52,800
All Other Fees (d)                                 0                           0
                                        -----------------------------------------------
                                            $450,800                   $ 428,800
                                        ===============================================

(a) Audit Fees: These fees relate to professional services rendered by Deloitte & Touche LLP for the audits of the Trust's annual financial statements or services normally provided by the independent registered public accounting firm in connection with statutory and regulatory filing or engagements. These services include the audits of the financial statements of the Portfolios, issuance of consents, income tax provision procedures and assistance with review of documents filed with the SEC.

(b) Audit Related Fees: These fees relate to assurance and related services by Deloitte & Touche LLP related to attest services in connection with December 31, 2005 annual financial statements.

(c) Tax Fees: These fees relate to professional services rendered by Deloitte & Touche LLP for tax compliance, tax advice and tax planning. The tax services provided by Deloitte & Touche LLP related to the preparation of the Portfolios' federal and state income tax returns, excise tax calculations and returns, and a review of the Portfolios' calculations of capital gain and income distributions.

(d) All Other Fees: These fees relate to products and services provided by Deloitte & Touche LLP other than those reported above under "Audit Fees," "Audit-Related Fees," and "Tax Fees" above.

          There were no amounts that were approved by the Audit Committee pursuant to the de minimus exception (Rule 2-01(c)(7) of Regulation S-X) for the fiscal years ended December 31, 2005 and 2004.

(e)(1) The registrant's Audit Committee Charter provides that the Audit Committee has the duty and power to pre-approve audit and non-audit services provided by the independent registered public accounting firm as required by law; provided, however, that the Chairman of the Audit Committee shall have the authority to grant pre-approvals of audit and non-audit services subject to the requirement that any such pre-approval shall be presented to the full Audit Committee at its next scheduled meeting.

(e)(2)    0%

(f)       N/A

(g)       2005 - $5,577,771
          2004 - $11,926,355

(h) The registrant's audit committee has considered that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
          (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Registrant did not have in place procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

         (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal half year covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

         (a)(1)     Not Applicable - See Item 2 Above.

         (b)(1) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 to be filed with Form N-CSR are attached hereto.

         (b)(2) Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 to accompany the Form N-CSR is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MLIG Variable Insurance Trust

By:     /s/ Deborah J. Adler
        --------------------
        Deborah J. Adler
        Chief Executive Officer
        March 9, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Deborah J. Adler
        --------------------
        Deborah J. Adler
        Chief Executive Officer
        March 9, 2006

By:     /s/ Jerome J. Davies
        ----------------------
        Jerome J. Davies
        Treasurer and Chief Financial Officer
        March 9, 2006